1933 Act Registration No. 333-37615


                               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form N-14AE


                                       REGISTRATION STATEMENT UNDER THE
                                            SECURITIES ACT OF 1933


[ ]      Pre-Effective                     [X] Post-Effective
         Amendment No.                         Amendment No. 1


                            EVERGREEN MUNICIPAL TRUST
               [Exact Name of Registrant as Specified in Charter)

                                Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                      -----------------------------------
                     (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                   Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                   -----------------------------------------
                     (Name and Address of Agent for Service)

                            Copies of All Correspondence to:
                                  Robert N. Hickey, Esq.
                          Sullivan   &   Worcester   LLP   1025
                              Connecticut Avenue, N.W.
                             Washington, D.C. 20036


         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 333-36033); accordingly, no fee is payable herewith. Registrant is filing as an exhibit to this Registration Statement a copy of an earlier declaration under Rule 24f-2. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ending May 31, 1998 will be filed with the Commission on or about July 30, 1998.

         It is proposed that this filing will become effective :

X immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
         on ____________ pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(1)
         on ____________ pursuant to paragraph (a)(2) of Rule 485
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            EVERGREEN MUNICIPAL TRUST

                              CROSS REFERENCE SHEET

                     Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/Proxy
Item of Part A of Form N-14                                        Statement

1.       Beginning of Registration             Cross Reference Sheet; Cover
         Statement and Outside                 Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Comparison of Fees and
         Risk Factors                          Expenses; Summary; Comparison
                                               of Investment Objectives and
                                               Policies; Risks

4.       Information About the                 Summary; Reasons for the
         Transaction                           Reorganizations; Comparative
                                               Information on Shareholders'
                                               Rights; Exhibits A-1 and A-2
                                               (Agreements and Plans of
                                               Reorganization)

5.       Information about the                 Cover Page; Summary; Risks;
         Registrant                            Comparison of Investment
                                               Objectives and Policies;
                                               Comparative Information on
                                               Shareholders' Rights;
                                               Additional Information

6.       Information about the                 Cover Page; Summary; Risks;
         Company Being Acquired                Comparison of Investment
                                               Objective and Policies;
                                               Comparative Information on
                                               Shareholders' Rights;
                                               Additional Information

                                               Location in Prospectus/Proxy
Item of Part A of Form N-14                                    Statement
7.       Voting Information
                                               Cover Page; Summary; Voting
                                               Information Concerning the
                                               Meeting

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                            Cover Page

11.      Table of Contents                     Omitted

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of the Evergreen

                                               Municipal Trust - Evergreen
                                               Tax Free Fund November  12,
                                               1997

13.      Additional Information                Statement of Additional
         about the Company Being               Information of Keystone Tax
         Acquired                              Free Income Fund dated
                                                September 3, 1997;
                                               Statement of Additional
                                               Information of Keystone Tax
                                               Free Fund dated April 30, 1997


14.      Financial Statements                  Financial Statements dated May
                                               31, 1997 of Keystone Tax Free
                                               Income Fund; Financial
                                               Statements of Keystone Tax
                                               Free Fund dated December 31,
                                               1996 and June 30, 1997

                                               Location in Prospectus/Proxy
                                                          Statement
Item of Part C of Form N-14

15.      Indemnification                       Incorporated by Reference to
                                               Part A Caption - "Comparative
                                               Information on Shareholders'
                                               Rights - Liability and
                                               Indemnification of Trustees"

16.      Exhibits                              Item 16.          Exhibits

17.      Undertakings                          Item 17.          Undertakings

                           EVERGREEN (FORMERLY KEYSTONE) TAX FREE INCOME FUND
                                            KEYSTONE TAX FREE FUND

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116

November 14, 1997

Dear Shareholder,


I am writing to shareholders of Evergreen (formerly Keystone) Tax Free Income Fund and the Keystone Tax Free Fund to inform you of a Special Shareholders' meeting to be held on January 6, 1998. Before that meeting, I would like your vote on the important issues affecting your fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes the proposed reorganization of the Evergreen Tax Free Income Fund and the Keystone Tax Free Fund. All of the assets of both funds would be acquired by a new fund, the Evergreen Tax Free Fund. Details about the new fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement.


The Boards of Trustees have unanimously approved the proposal and recommend that you vote FOR this proposal.

You will receive shares of the new fund in the same class, with the same letter designation, the same fees and the same contingent deferred sales charges as the shares you held prior to the reorganization. This is a non-taxable event for shareholders.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal presented and sign and return your proxy card(s) in the enclosed postage-paid envelope today. You may receive more than one proxy card if you own shares in more than one fund. Please sign and return each card you receive.


If we do not receive your completed proxy card(s) after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation. They will remind you to vote your shares or will record your vote over the phone if you choose to vote in that manner. You may also call Shareholder Communications Corporation directly at 1-800-733- 8481 ext.404 and vote by phone.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,


William M. Ennis
Managing Director
Evergreen Funds

November 1997

                                                IMPORTANT NEWS
                           FOR EVERGREEN SHAREHOLDERS

We encourage you to read the attached Prospectus/Proxy Statement in full; however, the following questions and answers represent some typical concerns that shareholders might have regarding this document.

Q: WHY IS EVERGREEN SENDING ME THIS PROSPECTUS/PROXY
STATEMENT?

Mutual funds are required to get shareholders' votes for certain types of changes. As a shareholder, you have a right to vote on major policy decisions, such as those included here.

Q: WHAT ARE THE ISSUES CONTAINED IN THIS PROSPECTUS/PROXY
STATEMENT?


You are being asked to vote to approve a proposal to reorganize the Evergreen (formerly Keystone) Tax Free Income Fund and the Keystone Tax Free Fund into a new fund, called Evergreen Tax Free Fund. The new fund's investment objective is substantially the same as that of the former funds.

Q: HOW WILL THIS CHANGE AFFECT ME AS A FUND SHAREHOLDER?


The reorganization of these funds into the Evergreen Tax Free Fund means that the Evergreen Tax Free Income Fund and the Keystone Tax Free Fund would no longer exist after January 23, 1998. Shareholders would receive shares of the new fund in the same class, with the same letter designation, the same fees and the same contingent deferred sales charges as the shares held prior to the reorganization. This is a non-taxable event for shareholders.

Q: WHY IS EVERGREEN PROPOSING THIS CHANGE?

This proposal represents one of the final steps we are undertaking to unify the Evergreen and Keystone fund families. Shareholders can anticipate the following benefits:

         A comprehensive fund family with a common risk/reward spectrum

         The elimination of any overlap or gaps in fund offerings


         Reduced  confusion  surrounding  privileges  associated with each fund,
specifically  regarding  exchangeability,   letter  of  intent,  and  rights  of
accumulation


         A user-friendly product line for both shareholders and investment professionals

         A single location for fund information, whether you're looking up funds in the newspaper or locating a Morningstar report on the Internet.

Q: HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND THAT I VOTE?


The Board members of each fund recommend that you vote in favor of or FOR the proposal on the enclosed proxy card.

Q: WHOM DO I CALL FOR MORE INFORMATION  OR
TO PLACE MY VOTE?

Please call Shareholder Communications Corporation at 1-800-
733-8481 ext. 404 for additional information. You can vote one of three ways:


         Use the enclosed proxy card to record your vote either FOR, AGAINST or ABSTAIN, then return the card in the postpaid envelope provided.

                                                      or


         Complete the enclosed proxy card and FAX to 1-800-733- 1885.

                                                      or

         Call 1-800-733-8481 ext. 404 and record your vote by telephone.


Q: WHY ARE MULTIPLE CARDS ENCLOSED?

If you own shares of more than one fund, you will receive a proxy card for each fund you own. Please sign, date and return each proxy card you receive.

 EVERGREEN (FORMERLY KEYSTONE) TAX FREE INCOME FUND
                                            KEYSTONE TAX FREE FUND

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON JANUARY 6, 1998



         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of each of Evergreen (formerly Keystone) Tax Free Income Fund and Keystone Tax Free Fund (each a "Fund") will be held at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, on January 6, 1998 at 3:00 p.m. for the following purposes:


         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of September 30, 1997, providing for the acquisition of all of the assets of the Fund by Evergreen Tax Free Fund, a series of Evergreen Municipal Trust, ("Evergreen Tax Free") in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities of the Fund. The Plan also provides for distribution of such shares of Evergreen Tax Free to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Fund.

         2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.


         The Trustees of Evergreen Tax Free Income Fund and the Trustees of Keystone Tax Free Fund have fixed the close of business on November 10, 1997 as the record date for the determination of shareholders of each respective Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                      By Order of the Boards of Trustees

                                                              George O. Martinez
                                                              Secretary
November 14, 1997

                                    INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.


         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).


         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                        VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                      ABC Corp.
(2)  ABC Corp.                                      John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                             John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan                  John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                                      Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                           Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                           John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                             John B. Smith, Jr.,
                                                    Executor

                        PROSPECTUS/PROXY STATEMENT DATED NOVEMBER 14, 1997

                                           Acquisition of Assets of


                           EVERGREEN (FORMERLY KEYSTONE) TAX FREE INCOME FUND

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                       and
                                KEYSTONE TAX FREE FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                        By and in Exchange for Shares of

                             EVERGREEN TAX FREE FUND
                                   a series of
                            Evergreen Municipal Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116


         This Prospectus/Proxy Statement is being furnished to shareholders of Evergreen (formerly Keystone) Tax Free Income Fund ("Evergreen Tax Free Income") and Keystone Tax Free Fund ("Keystone Tax Free") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of each of Evergreen Tax Free Income and Keystone Tax Free for consideration at a Special Meeting of Shareholders to be held on January 6, 1998 at 3:00 p.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). Each Plan provides for all of the assets of Evergreen Tax Free Income and Keystone Tax Free, respectively, to be acquired by Evergreen Tax Free Fund ("Evergreen Tax Free") in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities of Evergreen Tax Free Income and Keystone Tax Free, respectively (hereinafter referred to individually as the "Reorganization" or collectively as the "Reorganizations"). Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganizations, shares of Evergreen Tax Free will be distributed to shareholders of Evergreen Tax Free Income and Keystone Tax Free in liquidation of Evergreen Tax Free Income and Keystone Tax Free and such Funds will be terminated. Holders of shares of Evergreen Tax Free Income will receive shares of the class of Evergreen Tax Free (the "Corresponding Shares") having the same letter designation and the same distribution-related fees, shareholder servicing-related fees and contingent deferred sales charges ("CDSCs"), if any, as the shares of the class of Evergreen Tax Free Income held by them prior to the Reorganization. Holders of shares of Keystone Tax Free will receive shares of Evergreen Tax Free having the same distribution-related fees, shareholder servicing-related fees and CDSCs, if any, as the shares of Keystone Tax Free held by them prior to the Reorganization. As a result of the proposed Reorganizations, shareholders of Evergreen Tax Free Income will receive that number of full and fractional Corresponding Shares of Evergreen Tax Free, and shareholders of Keystone Tax Free will receive that number of full and fractional shares of Evergreen Tax Free having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Evergreen Tax Free Income or Keystone Tax Free. Each Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Tax Free is a separate series of Evergreen Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Tax Free is to provide shareholders with the highest possible current income exempt from federal income taxes, while preserving capital. Such investment objective is substantially similar to those of Evergreen Tax Free Income and Keystone Tax Free.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Tax Free that shareholders of Evergreen Tax Free Income and Keystone Tax Free should know before voting on the Reorganizations. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated November 14, 1997 relating to this Prospectus/Proxy Statement and the Reorganizations incorporating by reference the financial statements of Evergreen Tax Free Income dated May 31, 1997 and Keystone Tax Free dated December 31, 1996 and June 30, 1997 has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. Evergreen Tax Free is a newly created series of Evergreen Municipal Trust and has had no operations to date. Consequently, there are no current financial statements of Evergreen Tax Free. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Tax Free at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Tax Free dated November 12, 1997 is incorporated herein by reference in its entirety. The Prospectus, which pertains to Class A, Class B and Class C shares, describes the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of Evergreen Tax Free Income and Keystone Tax Free will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the class of shares of Evergreen Tax Free that they will receive as a result of the consummation of each Reorganization. Additional information about Evergreen Tax Free is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Tax Free at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Evergreen Tax Free Income dated September 3, 1997, as supplemented, and the Prospectus of Keystone Tax Free dated April 30, 1997, as supplemented, are incorporated herein in their entirety by reference. Copies of the Prospectuses and related Statements of Additional Information dated the same respective dates are available upon request without charge by writing or calling the Fund of which you are a shareholder at the address listed in the second preceding paragraph.


         Included as Exhibits A-1 and A-2 to this Prospectus/Proxy Statement are copies of each Plan.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                                         Page

COMPARISON OF FEES AND EXPENSES........................................    5
SUMMARY................................................................    11
         Proposed Plans of Reorganization..............................    11
         Tax Consequences..............................................    12
         Investment Objectives and Policies
           of the Funds................................................    13
         Comparative Performance Information

                    for each Fund......................................    13
         Management of the Funds.......................................    14
         Investment Adviser ...........................................    14
         Portfolio Management..........................................    15
         Distribution of Shares........................................    16
         Purchase and Redemption Procedures............................    19
         Exchange Privileges...........................................    19
         Dividend Policy...............................................    20
         Risks.........................................................    21

REASONS FOR THE REORGANIZATIONS........................................    22
         Agreements and Plans of Reorganization........................    25
         Federal Income Tax Consequences...............................    28
         Pro-forma Capitalization......................................    29
         Shareholder Information.......................................    31
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.......................    33
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS........................    36
         Forms of Organization.........................................    36
         Capitalization................................................    36
         Shareholder Liability.........................................    37
         Shareholder Meetings and Voting Rights........................    38
         Liquidation or Dissolution....................................    39
         Liability and Indemnification of Trustees.....................    39
ADDITIONAL INFORMATION.................................................    40
VOTING INFORMATION CONCERNING THE MEETINGS.............................    41
FINANCIAL STATEMENTS AND EXPERTS.......................................    44
LEGAL MATTERS..........................................................    44
OTHER BUSINESS.........................................................    45

                         COMPARISON OF FEES AND EXPENSES


         It is anticipated that on or about January 9, 1998 Keystone Tax Free will become a multiple class fund. As of that date the Fund will offer Class A, Class B and Class C shares, each of which Class of shares will be similar in all respects to the Class A, Class B and Class C shares of Evergreen Tax Free. It is further anticipated that at that time current outstanding shares of Keystone Tax Free will become Class B shares of the Fund. On or about January 16, 1998, it is anticipated that any Class B shares of Keystone Tax Free purchased prior to January 1, 1995 will be converted to Class A shares of the Fund. Should these events occur, shareholders of Keystone Tax Free will receive on the date of the Reorganization the same Class of shares of Evergreen Tax Free held by them in the Fund after January 16, 1998. See "Reasons for the Reorganizations - Pro-forma Capitalization."

         The amounts for shares of Evergreen Tax Free Income and Keystone Tax Free set forth in the following tables and in the examples are based on the expenses for each Fund for the fiscal years ended May 31, 1997 and December 31, 1996, respectively. The pro forma amounts for Class A, Class B and Class C shares of Evergreen Tax Free are based on the estimated expenses of Evergreen Tax Free for the fiscal year ending May 31, 1998.

         The following tables show for Evergreen Tax Free Income, Keystone Tax Free and Evergreen Tax Free pro forma the shareholder transaction expenses and annual fund operating expenses associated with an investment in the shares of each Fund. The pro forma numbers reflect the events described in the first paragraph of this section.


                       Comparison of Shares of Evergreen Tax Free

                    With Shares of Evergreen Tax Free Income

                              and Keystone Tax Free





                                      Evergreen Tax Free Income

                                          -------------------------
Shareholder
Transaction                            Class A                Class B               Class C
Expenses                               -------                -------               -------


Maximum Sales Load                     4.75%                  None                  None
Imposed on
Purchases (as a
percentage of
offering price)

Maximum Sales Load                     None                   None                  None
Imposed on
Reinvested
Dividends (as a
percentage of
offering price)

Contingent Deferred                    None                   5.00% in              1.00% in the
Sales Charge (as a                                            the first             first year
percentage of                                                 year,                 and 0.00%
original purchase                                             declining             thereafter
price or redemption                                           to 1.00%
proceeds, whichever                                           in the
is lower)                                                     sixth year
                                                              and 0.00%
                                                              thereafter

Exchange Fee                           None                   None                  None

Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)

Management Fee                         0.61%                  0.61%                 0.61%

12b-1 Fees (1)                         0.24%                  1.00%                 1.00%

Other Expenses                         0.34%                  0.34%                 0.34%
                                       -----                  -----                 -----

Annual Fund                            1.19%                  1.95%                 1.95%
Operating Expenses                     -----                  -----                 -----
(3)                                    -----                  -----                 -----



                                          Keystone Tax Free
                                          -----------------

Shareholder
Transaction Expenses

Contingent Deferred
Sales Charge (as a                             4.00% in the
percentage of original                         first year,
purchase price or                              declining to
redemption proceeds,                           1.00% in the
whichever is lower)                            fourth year and
                                               0.00%
                                               thereafter

Exchange Fee                                   None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                                 0.42%

12b-1 Fees (1)                                 0.30%

Other Expenses                                 0.15%
                                               -----

Annual Fund Operating                          0.87%
Expenses(3)                                    -----
                                               -----



                          Evergreen Tax Free Pro Forma
                          ----------------------------

Shareholder                                  Class A               Class B                     Class C
Transaction Expenses                         -------               -------                     -------


Maximum Sales Load                           4.75%                 None                        None
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                           None                  None                        None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)



Contingent Deferred                          None                  5.00% in the                1.00% in the
Sales Charge (as a                                                 first year,                 first year
percentage of original                                             declining to                and 0.00%
purchase price or                                                  1.00% in the                thereafter
redemption proceeds,                                               sixth year
whichever is lower)                                                and 0.00%
                                                                   thereafter(2)

Exchange Fee                                 None                  None                        None


Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                               0.42%                 0.42%                       0.42%

12b-1 Fees (1)                               0.25%                 1.00%                       1.00%

Other Expenses                               0.16%                 0.16%                       0.16%
                                             ------                ------                      ------

Annual Fund Operating

Expenses                                     0.83%                 1.58%                       1.58%

                                             ------                ------                      ------
                                             ------                ------                      ------

---------------


(1) Class A Shares of Evergreen Tax Free and Evergreen Tax Free Income can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets. For shares of Keystone Tax Free and for Class B and Class C shares of Evergreen Tax Free and Evergreen Tax Free Income, a portion of the 12b-1 fees equivalent to 0.25% of average daily net assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average daily net assets as permitted under the rules of the National Association of Securities Dealers, Inc.

(2) The contingent deferred sales charge, if any, applicable to shares of Evergreen Tax Free Income and Keystone Tax Free prior to the date of the Reorganizations will carry over to the shares of Evergreen Tax Free received in the Reorganizations.

(3) Expense ratios include indirectly paid expenses, which represent expense offset arrangements with the Fund's custodian.

         Examples. The following tables show for Evergreen Tax Free Income and Keystone Tax Free and for Evergreen Tax Free pro forma, assuming consummation of the Reorganizations, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming
(i) a 5% annual return, and (ii) redemption at the end of such period, and additionally for Class B and Class C shares of Evergreen Tax Free and Evergreen Tax Free Income and shares of Keystone Tax Free, no redemption at the end of each period.



                            Evergreen Tax Free Income

                              ------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Class A                               $59                  $83                   $110                $185

Class B                               $70                  $91                   $125                $198
(Assuming
redemption at end
of period)

Class B                               $20                  $61                   $105                $198
(Assuming no
redemption at end
of period)

Class C                               $30                  $61                   $105                $227
(Assuming
redemption at end
of period)

Class C                               $20                  $61                   $105                $227
(Assuming no
redemption at end
of period)




                                Keystone Tax Free
                                -----------------


                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

(Assuming                             $49                  $48                   $48                 $107
redemption at end
of period)

(Assuming no                          $9                   $28                   $48                 $107
redemption at end
of period)







                          Evergreen Tax Free Pro Forma

                          ----------------------------

                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      -----                -----                 -----               -----

Class A                               $56                  $73                   $91                 $145

Class B                               $66                  $80                   $106                $158
(Assuming
redemption at end
of period)

Class B                               $16                  $50                   $86                 $158
(Assuming no
redemption at end
of period)

Class C                               $26                  $50                   $86                 $188
(Assuming
redemption at end
of period)

Class C                               $16                  $50                   $86                 $188
(Assuming no
redemption at end
of period)



         The purpose of the foregoing examples is to assist Evergreen Tax Free Income and Keystone Tax Free shareholders in understanding the various costs and expenses that an investor in Evergreen Tax Free as a result of the Reorganizations would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in each Fund. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY


         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Tax Free dated November 12, 1997 and the Prospectuses of Evergreen Tax Free Income and Keystone Tax Free dated September 3, 1997, as supplemented, and April 30, 1997, as supplemented, respectively, (which are incorporated herein by reference), and the Plans, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A-1 and A-2.


Proposed Plans of Reorganization


         The Plans provide for the transfer of all of the assets of Evergreen Tax Free Income and Keystone Tax Free, as applicable, in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities of each Fund. The identified liabilities consist only of those liabilities reflected on each Fund's statement of assets and liabilities determined immediately preceding the Reorganizations. The Plans also call for the distribution of shares of Evergreen Tax Free to Evergreen Tax Free Income and Keystone Tax Free shareholders in liquidation of those Funds as part of the Reorganizations. As a result of the Reorganizations, the shareholders of Evergreen Tax Free Income will become owners of that number of full and fractional Corresponding Shares of Evergreen Tax Free and the shareholders of Keystone Tax Free will become the owners of that number of full and fractional shares of Evergreen Tax Free having an aggregate net asset value equal to the aggregate net asset value of the shareholder's respective class of shares of Evergreen Tax Free Income and Keystone Tax Free as of the close of business immediately prior to the date that such Fund's assets are exchanged for shares of Evergreen Tax Free. See "Reasons for the Reorganizations - Agreements and Plans of Reorganization."

         The Trustees of Evergreen Tax Free Income and the Trustees of Keystone Tax Free, including the Trustees who are not "interested persons," (the "Trustees") as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganizations would be in the best interests of shareholders of Evergreen Tax Free Income and Keystone Tax Free, respectively, and that the interests of the shareholders of Evergreen Tax Free Income and Keystone Tax Free, respectively, will not be diluted as a result of the transactions contemplated by the Reorganizations. Accordingly, the Trustees have submitted the Plans for the approval of Evergreen Tax Free Income's and Keystone Tax Free's shareholders.

                          THE BOARD OF TRUSTEES OF  EVERGREEN TAX FREE INCOME

RECOMMENDS

                 APPROVAL BY SHAREHOLDERS OF EVERGREEN TAX FREE

INCOME
                    OF THE PLAN EFFECTING THE REORGANIZATION.

              THE BOARD OF TRUSTEES OF KEYSTONE TAX FREE RECOMMENDS
                  APPROVAL BY SHAREHOLDERS OF KEYSTONE TAX FREE
                    OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Municipal Trust have also approved the Plans, and accordingly, Evergreen Tax Free's participation in the Reorganizations.


         Approval of a Reorganization on the part of Evergreen Tax Free Income and Keystone Tax Free will require the affirmative vote of a majority of each Fund's shares present and entitled to vote, with all classes voting together as a single class at Meetings at which a quorum of each Fund's shares is present. A majority of the outstanding shares of each Fund entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meetings. See "Voting Information Concerning the Meetings."


         The Reorganizations are scheduled to take place on or about January 23, 1998.


         If the shareholders of Evergreen Tax Free Income or Keystone Tax Free do not vote to approve the Reorganizations, the Trustees will consider other possible courses of action in the best interests of shareholders.


Tax Consequences


         Prior to or at the completion of a Reorganization, Evergreen Tax Free Income and Keystone Tax Free will each have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Tax Free in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Tax Free that are received by each Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of each Fund in the hands of Evergreen Tax Free as a result of the Reorganization will be the same as in the hands of each Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Tax Free upon the receipt of the assets of each Fund in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities.

Investment Objectives and Policies of the Funds


         The investment objective and policies of each of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free are substantially identical. Each Fund seeks the highest possible current income, exempt from federal income taxes, while preserving capital. Under ordinary circumstances, each Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations. These obligations include municipal bonds and notes and tax-exempt commercial paper obligations that are issued by or on behalf of states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers, exempt from federal income taxes, including the alternative minimum tax. At least 80% of the municipal bonds in which the Fund invests will be rated within the four highest categories by a nationally recognized statistical ratings organization ("NRSRO"). Each Fund may invest 20% of its assets in lower rated bonds but will not invest in bonds rated below B.


         Each Fund may invest in taxable corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Each Fund may also purchase certain derivative securities including futures and options. See "Comparison of Investment Objectives and Policies" below.


Comparative Performance Information  for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectuses and Statements of Additional Information of the Funds. Evergreen Tax Free, as of the date of this Prospectus/Proxy Statement, had not commenced operations. The total return of Evergreen Tax Free Income and Keystone Tax Free for the one, five and ten year periods ended August 31, 1997 and for the periods from inception through August 31, 1997 is set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.


                           Average Annual Total Return


                                                5 Years
                             1 Year             Ended             10 Years           From
                             Ended              August            Ended              Inception
                             August             31,               August             To August             Inception
                             31, 1997           1997              31, 1997           31, 1997              Date
                             --------           -------           --------           ---------             ---------



Evergreen Tax
Free Income


Class A                      3.49%              4.46%             6.27%              6.34%                 4/14/87
shares

Class B                      2.90%              N/A               N/A                4.15%                 2/1/93
shares

Class C                      6.90%              N/A               N/A                4.50%                 2/1/93
shares

Keystone Tax                 5.21%              5.57%             7.07%              7.05%                 1/19/78
Free
--------------

Management of the Funds


         The overall management of Evergreen Tax Free, of Evergreen Tax Free Income and of Keystone Tax Free is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Municipal Trust, Evergreen Tax Free

Income and Keystone Tax Free, respectively.

Investment Adviser

         The investment adviser to Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         FUNB is a subsidiary of First Union Corporation , the sixth largest bank holding company in the U.S.

based on total assets as of June 30, 1997.


         Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free each pay Keystone a fee for its services at the annual rate below:


                                                       Aggregate Net Asset
                                                       Value of the Shares
Management Fee                   Income                of the Fund

                          2.00% of Gross Dividend
                            and Interest Income
                                   Plus

0.50% of the first                                          $100,000,000, plus
0.45% of the next                                           $100,000,000, plus
0.40% of the next                                           $100,000,000, plus
0.35% of the next                                           $100,000,000, plus
0.30% of the next                                           $100,000,000, plus
0.25% of amounts
over                                                        $500,000,000.


         Keystone's fee is computed as of the close of business each business day and payable monthly.


         Keystone may, at its discretion, also reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Keystone may reduce or cease these voluntary waivers and reimbursements at any time.

Portfolio Management

     The portfolio manager of both Evergreen Tax Free and Keystone Tax Free is Betsy A. Hutchings, a Keystone Senior Vice President since 1995 and Senior Portfolio Manager since 1993. Ms. Hutchings joined Keystone in 1988 and has managed Keystone Tax Free since 1990.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of Evergreen Tax Free's, Evergreen Tax Free
Income's and Keystone Tax Free's shares. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Tax Free offers three classes of shares: Class A, Class B and Class C. Keystone Tax Free currently offers only one class of shares and Evergreen Tax Free Income offers Class A, Class B and Class C shares. However, it is anticipated that on or about January 9, 1998, Keystone Tax Free will offer three classes of shares, Class A, Class B and Class C. Each class has separate distribution arrangements. (See "Distribution- Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed  Reorganizations,  shareholders  of Evergreen  Tax Free
Income will receive the corresponding class of shares of Evergreen Tax Free which they currently hold. The Class A, Class B and Class C shares of Evergreen Tax Free have substantially identical arrangements with respect to the imposition of initial sales charges, CDSCs and distribution and service fees as the comparable classes of Evergreen Tax Free Income. Holders of shares of Keystone Tax Free will receive Class A and/or Class B shares of Evergreen Tax Free. As of January 9, 1998, it is anticipated that each Class of shares of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free will have identical arrangements with respect to CDSCs and distribution and service fees. Because the Reorganizations will be effected at net asset value without the imposition of a sales charge, Evergreen Tax Free shares acquired by shareholders of Evergreen Tax Free Income and Keystone Tax Free pursuant to the proposed Reorganizations would not be subject to any initial sales charge or CDSC as a result of the Reorganizations. However, shares acquired as a result of the Reorganizations would continue to be subject to a CDSC upon subsequent redemption to the same extent as if shareholders had continued to hold their shares of Evergreen Tax Free Income and Keystone Tax Free. The CDSC applicable to a class of shares received in the Reorganizations will be the CDSC schedule in effect at the time shares of Evergreen Tax Free Income or Keystone Tax Free were originally purchased.


         The following is a summary description of charges and fees for each of the different classes of shares. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Tax Free Prospectus, the Evergreen Tax Free Income Prospectus, the Keystone Tax Free Prospectus and in each Fund's respective Statement of

Additional Information.

         Currently, Keystone Tax Free offers only one class of shares. Shares are sold without any front-end sales charges, but are subject to a CDSC which ranges from 4% to 1% if shares are redeemed during the first four calendar years after purchase. In addition, shares are subject to distribution- related and shareholder servicing-related fees as described below. It is anticipated that Keystone Tax Free will become a multiple class fund on or about January 9, 1998. Should this occur, the Fund will offer three classes of shares identical to the Class A, Class B and Class C shares of Evergreen Tax Free and hereafter described, including identical distribution-related and shareholder servicing-related expenses.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an
initial   sales   charge   and,   as   indicated    below,    are   subject   to
distribution-related fees.


         Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1%, if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. Class B shares issued in the Reorganizations will automatically convert to Class A shares in accordance with the conversion schedule of Evergreen Tax Free in effect at the time of the Reorganizations. For purposes of determining when Class B shares issued in the Reorganizations to shareholders of Evergreen Tax Free Income and Keystone Tax Free will convert to Class A shares, such shares will be deemed to have been purchased as of the date the shares of Evergreen Tax Free Income and Keystone Tax Free were originally purchased.


         Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

     Class C Shares. Class C shares are sold without an initial sales charge but, as indicated below, are subject to distribution and shareholder servicing-related fees. Class C shares are subject to a 1% CDSC if such shares are redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and shareholder servicing-related fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares.


         The amount of the CDSC applicable to redemptions of shares of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free is charged as a percentage of the lesser of the then current net asset value or original cost. The CDSC is deducted from the amount of the redemption and is paid to the Fund's distributor or its predecessor, as the case may be. Shares of each Fund acquired through dividend or distribution reinvestment are not subject to a CDSC. For purposes of determining the schedule of CDSCs, and the time of conversion to Class A shares, applicable to shares of Evergreen Tax Free received by Evergreen Tax Free Income's or Keystone Tax Free's shareholders in the Reorganizations, Evergreen Tax Free will treat such shares as having been sold on the date the shares of Evergreen Tax Free Income or Keystone Tax Free were originally purchased by such Fund's shareholder. Additional information regarding the Classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Evergreen Tax Free and Evergreen Tax Free Income have each adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares of Evergreen Tax Free and Evergreen Tax Free Income are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for such Fund by the Trustees without shareholder approval.

         Each of Evergreen Tax Free and Evergreen Tax Free Income has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which each Class may pay for distribution-related and shareholder servicing-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class.

         The Class B and Class C Rule 12b-1 plans provide that of the total 1.00% 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the

National Association of Securities Dealers, Inc. ("NASD"), following the Reorganizations Evergreen Tax Free may make distribution-related and shareholder servicing-related payments with respect to Evergreen Tax Free Income and Keystone Tax Free shares sold prior to the Reorganizations, including payments to Evergreen Tax Free Income's and Keystone Tax Free's former underwriters.


         Keystone Tax Free has adopted a Rule 12b-1 plan with respect to its shares pursuant to which the Fund may pay for distribution-related and shareholder servicing-related expenses at an annual rate that may not exceed 1.25% of average daily net assets. The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD currently limits such annual expenditures to 1.00% of the aggregate average daily net asset value of the Fund's shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures


         Information concerning applicable sales charges, distribution-related fees and shareholder servicing-related fees is described above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of any Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges


         Shares of Evergreen Tax Free Income may be exchanged for shares of a similar class of any other fund in the Evergreen Keystone fund family other than shares of any fund in the Keystone Classic fund family. Exchanges of shares of Keystone Tax Free are limited to the shares of funds in the Keystone Classic fund family and Class K shares of Evergreen Money Market Fund. Shares of Evergreen Tax Free may be exchanged for shares of a similar class of any fund in the Evergreen Keystone fund family other than any shares of any fund in the Keystone Classic fund family. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund declares dividends daily and distributes such income monthly. Distributions of any net realized gains of each Fund will be made at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.


         After the Reorganizations, shareholders of Evergreen Tax Free Income and Keystone Tax Free who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Tax Free reinvested in shares of Evergreen Tax Free. Shareholders of Evergreen Tax Free Income and Keystone Tax Free who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Tax Free in cash after the Reorganizations, although they may, after the Reorganizations, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Tax Free.

         Each of Evergreen Tax Free Income and Keystone Tax Free has qualified and intends to continue to qualify, and Evergreen Tax Free intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks


         Since the investment objectives and policies of each Fund are substantially identical, the risks involved in investing in each Fund's shares are comparable. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies." Each Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other nonpayment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by a Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.


         From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by a Fund and the value of the Fund's portfolio. In the event of such legislation, each Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

         Each Fund stresses earning income by investing in fixed income securities, which are generally considered to be interest rate sensitive. This means that their market values (and the Fund's share prices) will tend to vary inversely with changes in interest rates (i.e., decreasing when interest rates rise and increasing when interest rates fall). For example, if interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost. Shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

         In addition, to the extent that investments are made in debt securities (other than U.S. government securities), derivatives or structured securities, such investments, despite favorable credit ratings, are subject to some risk of default.

         Each Fund may invest up to 20% of its assets in below- investment grade bonds. For a discussion of the risks involved in such investments, see "Comparison of Investment Objectives and Policies."


         Each Fund may invest in derivatives. The market values of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent than investments in other securities. As a result, the values of such investments may change at a rate in excess of the rates at which traditional fixed income securities change and, depending on the structure of a derivative, would change in a manner opposite to the change in the market value of a traditional fixed income security. See each Fund's Prospectus and Statement of Additional Information for further discussion of the risks inherent in the use of derivatives.


                         REASONS FOR THE REORGANIZATIONS


         At a regular meeting held on September 17, 1997, the Board of Trustees of Evergreen Tax Free Income considered and approved the Reorganization as in the best interests of shareholders and determined that the interests of existing shareholders of Evergreen Tax Free Income will not be diluted as a result of the transactions contemplated by the Reorganization.


         At a regular meeting held on September 17, 1997, the Board of Trustees of Keystone Tax Free considered and approved the Reorganization as in the best interests of shareholders and determined that the interests of existing shareholders of Keystone Tax Free will not be diluted as a result of the transactions contemplated by the Reorganization.


         In approving each Plan, the Trustees reviewed various factors about the respective Funds and the proposed Reorganizations. The Reorganizations are part of an overall plan to convert the Evergreen Keystone funds into series of Delaware business trusts and, to the extent practicable, simplify and make consistent various investment restrictions and policies. Holders of shares of beneficial interest in a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Although provisions of the Declaration of Trust and other legal documents pertaining to each Fund's affairs seek to minimize the potential for such liability, some degree of exposure, however unlikely, continues to exist with respect to the Funds as long as they are governed by Massachusetts law. Substantially all written agreements, obligations, instruments, or undertakings made by Evergreen Tax Free Income or Keystone Tax Free must contain a provision limiting the obligations created by that transaction to the Fund to which the transaction relates, as well as related provisions to the effect that the shareholders of the Fund and Trustees of the Trust under which the Fund operates are not personally liable thereunder. Although the Declarations of Trust of Evergreen Tax Free Income and Keystone Tax Free provide for indemnification out of the Funds' property of any shareholder held personally liable for the obligations of a Fund solely by reason of his or her being or having been a shareholder, a shareholder could conceivably incur financial loss exceeding any amounts indemnified on account of shareholder liability if the circumstances were such that the Fund had insufficient assets or would otherwise be unable to meet its obligations.

         As a Delaware business trust, the Evergreen Municipal Trust's operations will be governed by applicable Delaware law rather than by Massachusetts law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Shareholders of Delaware corporations do not have personal liability for obligations of the corporation.


         Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Act, are among the nation's most highly respected and have an expertise in corporate matters which in part grew out of the fact that Delaware corporate legal issues are concentrated in the Court of Chancery where there are no juries and where judges issue written opinions explaining their decisions. Thus, there is a well established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

         There are other advantages that may be afforded by a Delaware business trust. Under Delaware law, the Evergreen Municipal Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to change the Evergreen Municipal Trust to a corporation, to merge or consolidate it with another entity, to cause each series to become a separate trust, and to change the Evergreen Municipal Trust's domicile without a shareholder vote. This flexibility could help to assure that the Evergreen Municipal Trust operates under the most advanced form of organization and could reduce the expense and frequency of future shareholder meetings for non-investment related issues.


         In addition, although it is proposed that Evergreen Tax Free Income and Keystone Tax Free each sell all of its assets to Evergreen Tax Free, a newly established series of Evergreen Municipal Trust, an important part of the Reorganizations is that Evergreen Tax Free Income, for all practical purposes, will be combined with Keystone Tax Free. The investment objective and policies of Evergreen Tax Free are substantially identical to those of Evergreen Tax Free Income and Keystone Tax Free . Consequently, in considering the Reorganizations, each Fund's Trustees reviewed the Reorganization in the context of Evergreen Tax Free Income being combined with Keystone Tax Free.

         Evergreen Tax Free Income and Keystone Tax Free have substantially identical investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Boards of Trustees of Evergreen Tax Free Income and Keystone Tax Free evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Evergreen Tax Free Income with another Evergreen Keystone fund with a greater level of assets. As of August 31, 1997, Keystone Tax Free's net assets were approximately $1,392 million and Evergreen Tax Free Income's net assets were approximately $108 million.

         In addition, assuming that an alternative to the Reorganizations would be to propose that Evergreen Tax Free Income and Keystone Tax Free continue their existences as separate series of Evergreen Municipal Trust, Evergreen Tax Free Income would be offered through common distribution channels with the substantially identical Keystone Tax Free. Evergreen Tax Free Income would also have to bear the cost of maintaining its separate existence. Keystone believes that the prospect of dividing the resources of the Evergreen Keystone mutual fund organization between two substantially identical funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Keystone believes that the proposed Reorganizations would be in the best interests of each Fund and its shareholders.


         The Board of Trustees of Evergreen Tax Free Income and the Board of Trustees of Keystone Tax Free met and considered the recommendation of Keystone, and, in addition, considered among other things, (i) the disadvantages which apply to operating each Fund as a Massachusetts business trust or a series of a Massachusetts business trust; (ii) the advantages which apply to each Fund operating as a series of a Delaware business trust; (iii) the terms and conditions of the Reorganization; (iv) whether the Reorganization would result in the dilution of shareholders' interests; (v) expense ratios, fees and expenses of Evergreen Tax Free Income and Keystone Tax Free; (vi) the comparative performance records of each of the Funds; (vii) compatibility of their investment objectives and policies; (viii) the investment experience, expertise and resources of Keystone; (ix) service features available to shareholders of the respective Funds and Evergreen Tax Free; (x) the fact that FUNB will bear the expenses incurred by Evergreen Tax Free Income and Keystone Tax Free in connection with the Reorganizations; (xi) the fact that Evergreen Tax Free will assume certain identified liabilities of Evergreen Tax Free Income and Keystone Tax Free; and (xii) the expected federal income tax consequences of the Reorganizations.

         The Trustees of Evergreen Tax Free Income also considered the benefits to be derived by shareholders of Evergreen Tax Free Income from its combination, for all practical purposes, with Keystone Tax Free. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation by shareholders of Evergreen Tax Free Income.

         In addition, the Trustees of Evergreen Tax Free Income and Keystone Tax Free considered that there are alternatives available to shareholders of Evergreen Tax Free Income and Keystone Tax Free, including the ability to redeem their shares, as well as the option to vote against the Reorganizations.


         During their consideration of the Reorganizations the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Municipal Trust on behalf of Evergreen Tax Free also approved at a meeting on September 17, 1997 the proposed Reorganizations.

                         THE TRUSTEES OF  EVERGREEN TAX FREE INCOME RECOMMEND
                                    THAT SHAREHOLDERS APPROVE THE PROPOSED

                                 REORGANIZATION.

                               THE TRUSTEES OF KEYSTONE TAX FREE RECOMMEND THAT SHAREHOLDERS APPROVE THE PROPOSED REORGANIZATION.

Agreements and Plans of Reorganization

         The following summary is qualified in its entirety by reference to the Plans (Exhibits A-1 and A-2 hereto).


         Each Plan provides that Evergreen Tax Free will acquire all of the assets of Evergreen Tax Free Income and Keystone Tax Free, respectively, in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities of Evergreen Tax Free Income and Keystone Tax Free on or about January 23, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Evergreen Tax Free Income and Keystone Tax Free will endeavor to discharge all of their known liabilities and obligations. Evergreen Tax Free will not assume any liabilities or obligations of Evergreen Tax Free Income and Keystone Tax Free other than those reflected in an unaudited statement of assets and liabilities of Evergreen Tax Free Income and Keystone Tax Free prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. Evergreen Tax Free will provide the Trustees of Evergreen Tax Free Income and Keystone Tax Free with certain indemnifications as set forth in each Plan. The number of full and fractional shares of Evergreen Tax Free to be received by the shareholders of Evergreen Tax Free Income and Keystone Tax Free will be as follows. Shareholders of Keystone Tax Free will receive the number of shares of each class of Evergreen Tax Free equal to the number of shares of each corresponding class as they currently hold of Keystone Tax Free. Shareholders of Evergreen Tax Free Income will receive the number of shares of Evergreen Tax Free determined by multiplying the respective outstanding class of shares of Evergreen Tax Free Income by a factor which shall be computed by dividing the net asset value per share of the respective class of Evergreen Tax Free Income by the net asset value per share of the respective class of Evergreen Tax Free. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.


         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of Evergreen Tax Free Income's and Keystone Tax Free's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Tax Free, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Evergreen Tax Free Income and Keystone Tax Free will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to each Fund's shareholders (in shares of each Fund, or in cash, as the shareholder has previously elected) all of each Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Evergreen Tax Free Income and Keystone Tax Free will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Tax Free received by each Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each Fund's shareholders on the share records of Evergreen Tax Free's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Tax Free due to each Fund's shareholders. All issued and outstanding shares of each Fund, including those represented by certificates, will be canceled. The shares of Evergreen Tax Free to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, each of Evergreen Tax Free Income and Keystone Tax Free will be terminated. In connection with such terminations, Evergreen Tax Free Income and Keystone Tax Free will file with the SEC applications for termination as registered investment companies.

         The consummation of each Reorganization is subject to the conditions set forth in the Plan for Evergreen Tax Free Income and the Plan for Keystone Tax Free, including approval by each Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of each Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of the Fund and Evergreen Tax Free; or
(b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or
(ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.


         The expenses of Evergreen Tax Free Income and Keystone Tax Free in connection with the Reorganizations (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganizations are consummated. The current Trustees of Evergreen Tax Free Income and Keystone Tax Free, including those Trustees not continuing to serve as Trustees of Evergreen Municipal Trust, will retain their ability to make claims under their existing directors and officers insurance policy for a period of three years following the consummation of the Reorganizations.

         If the Reorganization is not approved by shareholders of a Fund, the Board of Trustees of Evergreen Tax Free Income and Keystone Tax Free, as applicable, will consider other possible courses of action in the best interests of shareholders.


Federal Income Tax Consequences


         Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of a Reorganization, Evergreen Tax Free Income and Keystone Tax Free will each receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the
Reorganization:


         (1) The transfer of all of the assets of the Fund solely in exchange for shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities, followed by the distribution of Evergreen Tax Free's shares by the Fund in dissolution and liquidation of the Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) (with respect to Evergreen Tax Free Income and 368(a)(1)(F) with respect to Keystone Tax Free) of the Code, and Evergreen Tax Free and the Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;


         (2) No gain or loss will be recognized by the Fund on the transfer of all of its assets to Evergreen Tax Free solely in exchange for Evergreen Tax Free's shares and the assumption by Evergreen Tax Free of certain identified liabilities of the Fund or upon the distribution of Evergreen Tax Free's shares to the Fund's shareholders in exchange for their shares of the Fund;

         (3) The tax basis of the assets transferred will be the same to Evergreen Tax Free as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Tax Free will include the period during which the assets were held by the Fund;

         (4) No gain or loss will be recognized by Evergreen Tax Free upon the receipt of the assets from the Fund solely in exchange for the shares of Evergreen Tax Free and the assumption by Evergreen Tax Free of certain identified liabilities of the Fund;

         (5) No gain or loss will be recognized by the Fund's shareholders upon the issuance of the shares of Evergreen Tax Free to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of the Fund; and

         (6) The aggregate tax basis of the shares of Evergreen Tax Free, including any fractional shares, received by each of the shareholders of the Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Tax Free, including fractional shares, received by each such shareholder will include the period during which the shares of the Fund exchanged therefor were held by such shareholder (provided that the shares of the Fund were held as a capital asset on the date of the Reorganization).


         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, shareholders of Evergreen Tax Free Income and Keystone Tax Free would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Tax Free shares he or she received. Shareholders of Evergreen Tax Free Income and Keystone Tax Free should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Tax Free. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Evergreen Tax Free Income and Keystone Tax Free should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.


Pro-forma Capitalization


         The following table sets forth the capitalizations of Evergreen Tax Free Income and Keystone Tax Free as of August 31, 1997 and the capitalization of Evergreen Tax Free on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets at net asset value and the conversion of certain Keystone Tax Free Class B shares to Class A shares. See "Comparison of Fees and Expenses." As a newly created series of Evergreen Municipal Trust, Evergreen Tax Free, immediately preceding the Closing Date, will have nominal assets and liabilities. The pro forma data reflects an exchange ratio of approximately 1.28, 1.27, and 1.27 Class A, Class B and Class C shares of Evergreen Tax Free issued for each Class A, Class B and Class C share of Evergreen Tax Free Income, respectively, and an exchange ratio of approximately 1.00 Class B share of Evergreen Tax Free issued for each share of Keystone Tax Free.

                  Capitalization of Evergreen Tax Free Income,

                         Keystone Tax Free and Evergreen
                              Tax Free (Pro Forma)
                                                                                             Evergreen Tax

                                                                                             Free (After
                                     Evergreen                 Keystone                      Reorgani-
                                     Tax Free                  Tax Free                      zations)
                                     Income                    --------                      ------------

                                     --------

Net Assets

   Class A......................     $70,385,204               N/A
                                                                                             $1,369,839,202


                                                                                             Evergreen Tax

                                                                                             Free (After
                                     Evergreen                 Keystone                      Reorgani-
                                     Tax Free                  Tax Free                      zations)
                                     Income                    --------                      ------------

                                     --------

   Class B......................     $27,442,064               $1,392,023,565
                                                                                             $120,011,631

   Class C......................     $9,990,647                N/A                           $9,990,647

                                     -----------               --------------                --------------

   Total Net
     Assets.....................     $107,817,915              $1,392,023,565                $1,499,841,480
Net Asset Value
Per Share
   Class A......................     $9.91                     N/A                           $7.75
   Class B......................     $9.82                     $7.75                         $7.75
   Class C......................     $9.82                     N/A                           $7.75
Shares Outstanding

   Class A......................     7,099,916                 N/A
                                                                                             176,823,860
   Class B......................     2,794,366                 179,694,836
                                                                                             15,490,439

   Class C......................     1,017,062                 N/A                           1,288,716

                                     ----------                -----------                   -----------

   All Classes..................     10,911,344                179,694,836                   193,603,015

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations.

Shareholder Information


         As of November 10, 1997 (the "Record Date"), there were 6,810,956.901 Class A, 2,660,752.049 Class B and 871,125.932 Class C shares (a total of 10,342,834.882 shares) of Evergreen Tax Free Income outstanding and 176,622,550.503 shares of Keystone Tax Free outstanding.

         As of September 30, 1997, the officers and Trustees of Evergreen Tax Free Income beneficially owned as a group less than 1% of the outstanding shares of Evergreen Tax Free Income. To Evergreen Tax Free Income's knowledge, the following persons owned beneficially or of record more than 5% of Evergreen Tax Free Income's total outstanding shares as of September 30, 1997:




                                                                                                    Percen-
                                                                              Percen-               tage of
                                                                              tage of               Shares of
                                                                              Shares of             Class
                                                                              Class                 Outstand-
                                                        No. of                Before                ing After
Name and Address                           Class        Shares                Reorgani-             Reorgani-
----------------                           -----        ------                zations               zations
                                                                              ---------             ---------



Merrill Lynch Pierce                       A            1,545,032             22.20
Fenner & Smith                                                                                      1.12
For the Sole Benefit
of its Customers
Attn: Fund
Administration
4800 Deer Lake Drive
East
3rd Floor

Jacksonville, FL
32246-6484


Merrill Lynch Pierce                       B            537,858               19.67                      4.44
Fenner & Smith
For the Sole Benefit
of its Customers
Attn: Fund
Administration
4800 Deer Lake Drive
East
3rd Floor

Jacksonville, FL
32246-6484


Alletta Laird Downs                        B            205,973               7.53                       1.70

TTEE
Alletta Laird Downs
Trust
U/A DTD 03-29-89
P.O. Box 3666
Wilmington, DE 19807-
0666




Merrill Lynch Pierce
Fenner & Smith                             C            442,374               44.65                 44.65
For the Sole Benefit
of its Customers
Attn: Fund
Administration
4800 Deer Lake Drive
East
3rd Floor
Jacksonville, FL
32246-6484



         As of September 30, 1997, the officers and Trustees of Keystone Tax Free beneficially owned as a group less than 1% of the outstanding shares of Keystone Tax Free. To Keystone Tax Free's knowledge, the following persons owned beneficially or of record more than 5% of Keystone Tax Free's total outstanding shares as of September 30, 1997:


                                                                                          Percentage of

                                                                     Percen-              Shares of
                                                                     tage of              Class
                                                                     Shares               Outstanding
                                                                                          After

                                               No. of                Before               Reorgani-
Name and Address                               Shares                Reorgani-            zations
----------------                               ------                zations              ---------
                                                                     ---------



Merrill Lynch Pierce                           22,801,239            12.76                Class A 12.12
Fenner & Smith                                                                            Class 9.88
For the Sole Benefit of
its Customers
Attn: Fund
Administration
4800 Deer Lake Drive
East
3rd Floor

Jacksonville, FL 32246-
6484




                               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Tax Free can be found in the Prospectus of Evergreen Tax Free under the caption "Investment Objective and Policies." The investment objectives, policies and restrictions of Evergreen Tax Free Income and Keystone Tax Free can be found in the respective Prospectus of each Fund under the caption "Investment Objective and Policies."

         The investment objective and policies of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free are substantially identical. These Funds seek the highest possible current income exempt from federal income taxes, while preserving capital. Unlike Evergreen Tax Free, the investment objective of Evergreen Tax Free Income and Keystone Tax Free cannot be changed without shareholder approval.

         Under ordinary circumstances, each Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations. These obligations include municipal bonds and notes and tax-exempt commercial paper obligations that are issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income taxes, including the alternative minimum tax.


         Municipal bonds include debt obligations issued by or on behalf of a political subdivision of the U.S. or any agency or instrumentality thereof to obtain funds for various public purposes. In addition, municipal bonds include certain types of industrial development bonds issued by or on behalf of public authorities to finance privately operated facilities. Each Fund's policies limit its investments in qualified "private activity" industrial development bonds to no more than 20% of the Fund's total assets. No Fund currently intends to invest in "private activity" (private purpose) bonds.

         Each Fund invests at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another NRSRO or by the Fund's investment adviser.

         Evergreen Tax Free and Keystone Tax Free may invest 20% of their assets in lower rated bonds, but will not invest in bonds rated below B. A Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.


         The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.


         While each Fund may invest in securities of any maturity, it is currently expected that Evergreen Tax Free Income will not invest in securities with maturities of more than 30 years or less than 5 years (other than certain money market instruments).

         Debt rated BBB by S&P, Baa by Moody's or BBB by Fitch is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are generally more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


         Securities rated BB or lower by S&P or Fitch or Ba or lower by Moody's are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.


         Values of such securities are more sensitive to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities. Their values, like those of other fixed income securities, fluctuate in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds.


         Each Fund also may invest in securities that pay interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated, for Evergreen Tax Free and Keystone Tax Free, at least BBB by S&P or Baa by Moody's, and, for Evergreen Tax Free Income, at least A, or, if not rated, must be determined by Keystone to be of comparable quality. Each Fund will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary defensive purposes in such securities.

         Each Fund also may enter into reverse repurchase agreements and firm commitment agreements for securities and currencies. A Fund may enter into options transactions and may write covered call and put options, purchase call and put options, including purchasing call and put options to close out existing positions, and purchase call options to fix the interest rates of obligations held by it. A Fund may enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation. In addition, each Fund may also invest in obligations denominated in foreign currencies that are exempt from federal income tax. Evergreen Tax Free does not currently intend to invest in foreign securities or securities denominated in foreign currencies.


         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization


         Evergreen Municipal Trust, Evergreen Tax Free Income and Keystone Tax Free are open-end management investment companies registered with the SEC under the 1940

Act, which continuously offer shares to the public. Each of Evergreen Tax Free Income and Keystone Tax Free is organized as a Massachusetts business trust. Evergreen Municipal Trust is organized as a Delaware business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Tax Free is a series of Evergreen Municipal Trust. Evergreen Tax Free Income changed its name from Keystone Tax Free Income Fund effective October 31, 1997.


Capitalization


         The beneficial interests in Evergreen Tax Free are represented by an unlimited number of transferable shares of beneficial interest $.001 par value per share. The beneficial interests in Evergreen Tax Free Income and Keystone Tax Free are represented by an unlimited number of transferable shares of beneficial interest without par value per share. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Except with respect to Evergreen Tax Free where each share of the Fund is entitled to one vote for each dollar of net asset value applicable to such share, each Fund's shares have equal voting rights with respect to matters affecting shareholders of all classes of each Fund and represent equal proportionate interests in the assets belonging to each class of shares of the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.


Shareholder Liability


         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the respective Declaration of Trust under which Evergreen Tax Free Income and Keystone Tax Free was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. Each Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the Trust itself would be unable to meet its obligations. A substantial number of mutual funds in the United States are organized as Massachusetts business trusts.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Municipal Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Municipal Trust: (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of Evergreen Municipal Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Municipal Trust is remote.

Shareholder Meetings and Voting Rights


         Neither Evergreen Municipal Trust on behalf of Evergreen Tax Free, Evergreen Tax Free Income nor Keystone Tax Free is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Each Trust does not permit cumulative voting. Except when a larger quorum is required by applicable law, twenty-five percent (25%) with respect to Evergreen Tax Free and, with respect to Evergreen Tax Free Income and Keystone Tax Free, a majority of the outstanding shares entitled to vote on a matter, constitutes a quorum for consideration of such matter. For Evergreen Tax Free, a majority of the shares voted, and for Evergreen Tax Free Income and Keystone Tax Free, a majority of the shares present and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Municipal Trust, each share of Evergreen Tax Free is entitled to one vote for each dollar of net asset value applicable to each share. Under the current voting provisions governing Evergreen Tax Free Income and Keystone Tax Free, each share is entitled to one vote. Over time, the net asset values of the Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a Fund with a lower net asset value will purchase more shares and, under the Funds' current voting provisions, have more votes than the same investment in a Fund with a higher net asset value. Under the Declaration of Trust of Evergreen Municipal Trust, voting power is related to the dollar value of the shareholder's investment rather than to the number of shares held.


Liquidation or Dissolution


         In the event of the liquidation of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free, the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.


Liability and Indemnification of Trustees


     The Declarations of Trust of Evergreen Tax Free Income and Keystone Tax Free provide that a Trustee shall be liable only for his own willful defaults, and that no Trustee shall be protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declarations of Trust of Evergreen Tax Free Income and Keystone Tax Free provide that present and former Trustees or officers are entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Fund unless such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or unless such Trustee or officer is otherwise subject to liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the event of settlement, no such indemnification shall be provided unless there has been a determination that such Trustee or officer appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund and that such indemnification would not protect such person against any liability to the Fund to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


         Under the Declaration of Trust of Evergreen Municipal Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the

Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

                                            ADDITIONAL INFORMATION


         Evergreen Tax Free. Information concerning the operation and management of Evergreen Tax Free is incorporated herein by reference from the Prospectus dated November 12, 1997, a copy of which is enclosed, and Statement of Additional Information dated November 12, 1997. A copy of such Statement of
Additional Information is available upon request and without charge by writing to Evergreen Tax Free at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Evergreen Tax Free Income. Information about the Fund is included in its current Prospectus dated September 3, 1997, as supplemented, and in the Statement of Additional Information of the same date that have been filed with the SEC, all of which are incorporated herein by reference. A copy of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800- 343-2898.

         Keystone Tax Free. Information about the Fund is included in its current Prospectus dated April 30, 1997, as supplemented, and in the Statement of Additional Information of the same date that have been filed with the SEC, all of which are incorporated herein by reference. A copy of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                                  VOTING INFORMATION CONCERNING THE MEETINGS


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Evergreen Tax Free Income and Keystone Tax Free to be used at each Special Meeting of Shareholders to be held at 3:00 p.m., January 6, 1998, at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Evergreen Tax Free Income and Keystone Tax Free on or about November 14, 1997. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote of each Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Such proxies will have the effect of being counted as votes against the Plan since the vote required is a majority of the shares present and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Tax Free Income or Keystone Tax Free, as applicable, 200 Berkeley Street, Boston, Massachusetts 02116. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

         Approval of each Plan will require the affirmative vote of a majority of the shares present and entitled to vote, with all Classes voting together as a single class at Meetings at which a quorum of each Fund's shares is present. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.


         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Evergreen Tax Free Income and Keystone Tax Free (who will not be paid for their soliciting activities). Shareholder Communications Corporation ("SCC") and its agents have been engaged by Evergreen Tax Free Income and Keystone Tax Free to assist in soliciting proxies, and may call shareholders to ask if they would be willing to authorize SCC to execute a proxy on their behalf authorizing the voting of their shares in accordance with the instructions given over the telephone by the shareholders. In addition, shareholders may call SCC at 1-800-733-8481 extension 404 between the hours of 9:00 a.m. and 11:00 p.m. Eastern time in order to initiate the processing of their votes by telephone. SCC will utilize a telephone vote solicitation procedure designed to authenticate the shareholder's identity by asking the shareholder to provide his or her social security number (in the case of an individual) or taxpayer identification number (in the case of an entity). The shareholder's telephone instructions will be implemented in a proxy executed by SCC and a confirmation will be sent to the shareholder to ensure that the vote has been authorized in accordance with the shareholder's instructions. Although a shareholder's vote may be solicited and cast in this manner, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card. The Funds believe that this telephonic voting system complies with applicable law and have reviewed opinions of counsel to that effect.

         If you wish to participate in the Meeting, but do not wish to give your proxy by telephone, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you, whether in writing or by telephone, is revocable.

         In the event that sufficient votes to approve a Reorganization are not received by January 6, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


         A shareholder who objects to a proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Evergreen Tax Free Income or Keystone Tax Free, as applicable, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganizations as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganizations are consummated, shareholders will be free to redeem the shares of Evergreen Tax Free which they receive in the transaction at their then-current net asset value. Shares of Evergreen Tax Free Income and Keystone Tax Free may be redeemed at any time prior to the consummation of the Reorganizations. Shareholders of Evergreen Tax Free Income and Keystone Tax Free may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganizations or exchanging such shares in the Reorganizations.

         Evergreen Tax Free Income and Keystone Tax Free do not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Tax Free Income or Keystone Tax Free, as applicable, at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Funds in a reasonable period of time prior to any such meeting.


         The votes of the shareholders of Evergreen Tax Free are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.


         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Evergreen Tax Free Income and Keystone Tax Free whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.


                                       FINANCIAL STATEMENTS AND EXPERTS


         The  financial  statements  of Evergreen  Tax Free Income as of May 31,
1997 and the financial statements and financial highlights for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The financial statements of Keystone Tax Free as of December 31, 1996 and the financial statements and financial highlights for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Tax Free will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                                OTHER BUSINESS


         The Trustees of Evergreen Tax Free Income and Keystone Tax Free do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE RESPECTIVE TRUSTEES OF EVERGREEN TAX FREE INCOME AND KEYSTONE TAX FREE RECOMMEND APPROVAL OF EACH RESPECTIVE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS.


November 14, 1997

                                                               EXHIBIT A-1

                                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 1997, by and between the Evergreen Municipal Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Tax Free Fund series (the "Acquiring Fund"), and Keystone Tax Free Income Fund, a Massachusetts business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B and Class C shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


         WHEREAS, the Selling Fund and the Acquiring Fund are a registered open-end investment company and a separate investment series of an open-end, registered investment company of the management type, respectively, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of the Selling Fund have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and futures interests and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a statement of the Acquiring Fund's investment objectives, policies, and restrictions and a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Except as specifically provided in this paragraph 1.3, the Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not except as specifically provided in this paragraph 1.3 assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees with the Selling Fund and each Trustee of the Selling Fund: (i) to indemnify each Trustee of the Selling Fund against all liabilities and expenses referred to in the indemnification provisions of the Selling Fund's Declaration of Trust and ByLaws, to the extent provided therein, incurred by any Trustee of the Selling Fund; and (ii) in addition to the indemnification provided in (i) above, to indemnify each Trustee of the Selling Fund against all liabilities and expenses and pay the same as they arise and become due, without any exception, limitation or requirement of approval by any person, and without any right to require repayment thereof by any such Trustee (unless such Trustee has had the same repaid to him or her) based upon any subsequent or final disposition or findings made in connection therewith or otherwise, if such action, suit or other proceeding involves such Trustee's participation in authorizing or permitting or acquiescing in, directly or indirectly, by action or inaction, the making of any distribution in any manner of all or any assets of the Selling Fund without making provision for the payment of any liabilities of any kind, fixed or contingent, of the Selling Fund, which liabilities were not actually and consciously personally known to such Trustee to exist at the time of such Trustee's participation in so authorizing or permitting or acquiescing in the making of any such distribution.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                  ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                                           CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about January 23, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date ("ESC"), shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ESC, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                  ARTICLE IV

                                        REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at May 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since May 31, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n)      The information to be furnished by the Selling
Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

                COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. The Selling Fund will call a meeting of its Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by its independent auditors and certified by the Selling Fund's President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

                                                  ARTICLE VI

                CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                   ARTICLE VII

              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Selling Fund's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Fund.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                                 ARTICLE VIII

         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.


         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

         8.9 The Acquiring Fund and the Selling Fund shall also have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund and the Selling Fund, dated on the Closing Date in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                                  ARTICLE IX

                                                   EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                                                  ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                                  AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                 ARTICLE XIII

                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Selling Fund personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the Selling Fund. The execution and delivery of this Agreement have been authorized by the Trustees of the Selling Fund and signed by authorized officers of the Selling Fund, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Declaration of Trust of the Selling Fund.


         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                    EVERGREEN MUNICIPAL TRUST
                                    ON BEHALF OF EVERGREEN
                                    TAX FREE FUND


                                    By: /s/ JOHN J. PILEGGI

                                    Name: John J. Pileggi

                                    Title: President






                                    KEYSTONE TAX FREE INCOME
                                    FUND


                                    By: /s/ JOHN J. PILEGGI

                                    Name: John J. Pileggi

                                    Title: President

                                                                  EXHIBIT A-2

                                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of September, 1997, by and between the Evergreen Municipal Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Tax Free Fund series (the "Acquiring Fund"), and Keystone Tax Free Fund, a Massachusetts business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


         WHEREAS, the Selling Fund and the Acquiring Fund are a registered open-end investment company and a separate investment series of an open-end, registered investment company of the management type, respectively, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of the Selling Fund have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and futures interests and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a statement of the Acquiring Fund's investment objectives, policies, and restrictions and a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Except as specifically provided in this paragraph 1.3, the Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not except as specifically provided in this paragraph 1.3 assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund. The Acquiring Fund hereby agrees with the Selling Fund and each Trustee of the Selling Fund: (i) to indemnify each Trustee of the Selling Fund against all liabilities and expenses referred to in the indemnification provisions of the Selling Fund's Declaration of Trust and ByLaws, to the extent provided therein, incurred by any Trustee of the Selling Fund; and (ii) in addition to the indemnification provided in (i) above, to indemnify each Trustee of the Selling Fund against all liabilities and expenses and pay the same as they arise and become due, without any exception, limitation or requirement of approval by any person, and without any right to require repayment thereof by any such Trustee (unless such Trustee has had the same repaid to him or her) based upon any subsequent or final disposition or findings made in connection therewith or otherwise, if such action, suit or other proceeding involves such Trustee's participation in authorizing or permitting or acquiescing in, directly or indirectly, by action or inaction, the making of any distribution in any manner of all or any assets of the Selling Fund without making provision for the payment of any liabilities of any kind, fixed or contingent, of the Selling Fund, which liabilities were not actually and consciously personally known to such Trustee to exist at the time of such Trustee's participation in so authorizing or permitting or acquiescing in the making of any such distribution.


         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                  ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                                           CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about January 23, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Keystone Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date ("ESC"), shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ESC, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                                  ARTICLE IV

                                        REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at December 31, 1996 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 1996 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n)      The information to be furnished by the Selling
Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

                       COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. The Selling Fund will call a meeting of its Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by its independent auditors and certified by the Selling Fund's President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

                                                  ARTICLE VI

                  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Selling Fund's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Fund.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming that the Prospectus and Proxy Statement, and Registration Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                                                 ARTICLE VIII

         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;


                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.


         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

         8.9 The Acquiring Fund and the Selling Fund shall also have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund and the Selling Fund, dated on the Closing Date in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                                  ARTICLE IX

                                                   EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                                                  ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                                  AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                 ARTICLE XIII

                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Selling Fund personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the Selling Fund. The execution and delivery of this Agreement have been authorized by the Trustees of the Selling Fund and signed by authorized officers of the Selling Fund, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Declaration of Trust of the Selling Fund.


         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                       EVERGREEN MUNICIPAL TRUST
                                       ON BEHALF OF EVERGREEN
                                       TAX FREE FUND


                                       By: /s/ JOHN J. PILEGGI

                                       Name: John J. Pileggi

                                       Title: President






                                       KEYSTONE TAX FREE FUND


                                       By: /s/ JOHN J. PILEGGI

                                       Name: John J. Pileggi

                                       Title: President

                       STATEMENT OF ADDITIONAL INFORMATION

                                         Acquisition of the Assets of


                           EVERGREEN (FORMERLY KEYSTONE) TAX FREE INCOME FUND

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                    (800) 343-2898

                                       and

                             KEYSTONE TAX FREE FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                             EVERGREEN TAX FREE FUND

                                   a Series of

                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                    (800) 343-2898


         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen (formerly Keystone) Tax Free Income Fund ("Evergreen Tax Free Income"), and Keystone Tax Free Fund ("Keystone Tax Free"), to Evergreen Tax Free Fund ("Evergreen Tax Free"), a series of the Evergreen Municipal Trust, in exchange, as applicable, for Class A, Class B and Class C shares of beneficial interest, $.001 par value per share, of Evergreen Tax Free, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Keystone Tax Free Income Fund (currently known as Evergreen Tax Free Income) dated September 3, 1997;


         (2) The Statement of Additional Information of Keystone Tax Free dated April 30, 1997;


         (3)      Annual Report of Keystone Tax Free Income Fund
                  (currently known as Evergreen Tax Free Income) for the period ended May 31, 1997;

         (4) Annual Report of Keystone Tax Free for the year ended December 31, 1996; and

         (5) Semi-Annual Report of Keystone Tax Free for the six month period ended June 30, 1997.


         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Tax Free, Evergreen Tax Free Income and Keystone Tax Free dated November 14, 1997. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Tax Free, Evergreen Tax Free Income or Keystone Tax Free at the telephone numbers or addresses set forth above.


         The date of this Statement of Additional Information is November 14, 1997.




                       STATEMENT OF ADDITIONAL INFORMATION

                                September 3, 1997

                 THE EVERGREEN KEYSTONE NATIONAL TAX FREE FUNDS

                200 Berkeley Street, Boston, Massachusetts 02116

                                  800-343-2898

Evergreen High Grade Tax Free Fund ("High Grade")
Evergreen Short-Intermediate Municipal Fund ("Short-Intermediate") Keystone Tax Free Income Fund ("Tax Free Income")

     This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated September 3, 1997, as supplemented from time to time for the Fund in which you are making or contemplating an investment. The Evergreen Keystone National Tax Free Funds are offered through two separate prospectuses: one offering Class A shares and Class B shares of High Grade and Short-Intermediate and Class A shares, Class B shares and Class C shares of Tax Free Income, and a separate prospectus offering Class Y shares of High Grade and Short-Intermediate. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                 TABLE OF CONTENTS

Investment Objectives and Policies.........................................2
Investment Restrictions...................................................11
Non-fundamental Operating Policies........................................16
Management................................................................17
Investment Advisers.......................................................22
Distribution Plans........................................................25
Allocation of Brokerage ..................................................27
Additional Tax Information................................................28
Net Asset Value...........................................................30
Purchase of Shares........................................................31
General Information about the Funds ......................................39
Performance Information...................................................41
General...................................................................44
Financial Statements......................................................45
Appendix "A".............................................................A-1



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                                                             1

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                       INVESTMENT OBJECTIVES AND POLICIES
           (See also "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus)

         The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The investment objective of Tax Free Income Fund is fundamental and cannot be changed without the approval of shareholders. The following expands the discussion in the Prospectus regarding certain investments of each Fund.

Additional Information Regarding Investments that each Fund May Make

Participation Interests (All Funds)

     Participation interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows a Fund to treat the income from the investments as exempt from federal and state tax. The financial institutions from which a Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give a Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities (All Funds)

     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

     Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rates demand instruments require payment of principal obligations by the issuer of the participation interests or a guarantor of either issuer. All variable rate municipal securities will meet the quality standards for a Fund. Each Fund's investment adviser has been instructed by the Board of Trustees (the "Trustees") to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by a Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases (All Funds)

     When determining whether municipal leases purchased by a Fund will be classified as a liquid or illiquid security, the Trustees have directed each Fund's investment adviser to consider certain factors, such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers; dealer undertakings to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of

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                                                             2

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the security,  the method of soliciting  offers, and the mechanics of transfer);
the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination
of  the  lease;   the  lessee's   general  credit  strength  (e.g.,   its  debt,
administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); any credit enhancement
or  legal  recourse  provided  upon  an  event  of   nonappropriation  or  other
termination of the lease; and such other factors as may be relevant to the Fund's ability to dispose of the security.

When-Issued and Delayed Delivery Transactions (All Funds)

         These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Short-Intermediate does not expect its commitments to purchase when-issued securities will normally exceed 25% of their total assets and High Grade does not expect that such commitments will exceed 20% of its total assets.

Futures and Options Transactions (Tax Free Income)

     The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on portfolio securities.

Purchasing Put Options on Financial Futures Contracts (Tax Free Income)

     Tax Free Income may purchase listed put and call options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

    The Fund may purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.


                                                           21328
                                                             3

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Writing Call Options on Financial Futures Contracts (Tax Free Income)

     In addition to purchasing put options on futures, Tax Free Income may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option, if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of a Fund will then offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts (Tax Free Income)

         Tax Free Income may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

         As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in the market interest rates.

         Prior to the expiration of the put option or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts (Tax Free Income)

         An additional way in which Tax Free Income may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below

                                                           21328
                                                             4
market price.

         Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

Limitation on Open Futures Positions (Tax Free Income)

         Tax Free Income will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions (Tax Free Income)

         Unlike the purchase or sale of a security, Tax Free Income does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Purchasing and Writing Put and Call Options on Portfolio Securities
 (Tax Free Income)

     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

    The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the writers or buyers of the options since

                                                           21328
                                                             5
options on the portfolio securities held by the Fund are to be traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser.

     Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange traded options have a continuous liquid market while over-the-counter options may not.

Repurchase Agreements (All Funds)

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. A Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements (All Funds)

     A Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities (All Funds)

         The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are

                                                           21328
                                                             6

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on loan,  the  borrower  pays the Fund any  dividends  or interest  paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted Securities (All Funds)

         With the  exceptions  noted  below,  a Fund may  invest  in  restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restrictions on resale under federal securities laws. Short-Intermediate will not invest more than 15% and for High Grade and Tax Free Income, 10%, of the value of their net assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule 144A. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

          (i)  the frequency of trades and quotes for the security;

         (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii)  dealer undertakings to make a market in the security; and

      (iv)  the nature of the security and the nature of the marketplace trades.

Municipal Bond Insurance (High Grade)

         The Fund may purchase two types of municipal bond insurance policies ("Policies") issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold by the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

         The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity, even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such

                                                           21328
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municipal  securities  were  sold  without  insurance.  Payments  received  from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

         Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

         The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), each as described under "Municipal Bond Insurers", or any other municipal bond insurer which is rated at least Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P"). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

         MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund's investment adviser will reserve the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

         Additionally, the Fund's investment adviser reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC, if such carriers are rated Aaa by Moody's or AAA by S&P.

         Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if

                                                           21328
                                                             8
any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the original issue of such when-issued municipal securities. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies and these guidelines will reduce the yield to shareholders of the Fund.

         If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinary will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated A by Moody's or S&P) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Municipal Bond Insurers

         Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated at least Aaa by Moody's or AAA by S&P.

Municipal Bond Investors Assurance Corp.

         Municipal Bond Investors Assurance Corp. is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by AEtna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc. are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is
(914) 273-4345. S&P has rated the claims-paying ability of MBIA AAA.

AMBAC Indemnity Corporation

         AMBAC Indemnity Corporation is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York, 10004, and its telephone number is (212) 668-0340. S&P has rated the claims-paying ability of AMBAC AAA.

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





Financial Guaranty Insurance Company

         Financial Guaranty Insurance Company is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York, 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty AAA.

Municipal Bonds (All Funds)

         The two principal classifications of municipal bonds are "general obligation" bonds and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligations and rating of the issue.

         Since the Funds may invest in industrial development bonds, the Funds may not be appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or for investors who are "related persons". Generally, an individual will not be a "related person" under the Internal Revenue Code of 1986 (the "Code") unless such investor or his immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from proceeds of "industrial development bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of a facility" financed from the proceeds of industrial development bonds.

         As set forth in the Prospectus, the Code establishes new unified volume caps for most "private purpose" municipal bonds (such as industrial development bonds and obligations to finance low-interest mortgages on owner-occupied housing and student loans). The unified volume cap is not expected to affect adversely the availability of municipal bonds for investment by the Funds; however, it is possible that proposals will be introduced before Congress to further restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. Any such proposals, if enacted, could adversely affect the availability of municipal bonds for investment by the Funds and the value of each Fund's portfolio might be affected. In that event, each Fund might reevaluate its investment policies and restrictions and consider recommending to its shareholders changes in both.

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



                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1.    Concentration of Assets in Any One Issuer

         Neither Short-Intermediate nor Tax Free Income Fund may invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of each Fund's total assets may be invested without regard to such 5% limitation. For this purpose each political subdivision, agency, or instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

         With respect to 75% of the value of its total assets, High Grade will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

         Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

   Industrial development bonds, backed only by the assets and revenues of a nongovernmental issuer, are considered to be issued solely by that issuer. If, in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

2.    Ten Percent Limitation on Securities of Any One Issuer

         Short-Intermediate may not purchase more than 10% of any class of voting securities of any one issuer other than the U.S. government and its agencies or instrumentalities.


                                                           21328
                                                            11

3.    Investment for Purposes of Control or Management

         Short-Intermediate may not invest in companies for the purpose of exercising control or management.

4.    Purchase of Securities on Margin

         High Grade, Short-Intermediate or Tax Free Income Fund may not purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5.       Unseasoned Issuers

         High Grade* will not invest more than 5% of its total assets in industrial development bonds and other municipal securities where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         Short-Intermediate may not invest more than 5% of its total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that no such limitation shall apply to the extent that (i) the Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and (ii) the Fund may invest in municipal securities.

         Tax Free Income may not invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less that three years of continuous operation.

6.       Underwriting

         High Grade, Short-Intermediate or Tax Free Income may not engage in the business of underwriting the securities of other issuers, provided that the purchase of municipal securities or other permitted investments, directly from the issuer thereof (or from an underwriter for an issuer) and the later disposition of such securities in accordance with a Fund's investment program shall not be deemed to be an underwriting.

7.       Interests in Oil, Gas or Other Mineral Exploration or Development
         Programs

         Short-Intermediate may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

         High Grade will not purchase interests in or sell oil, gas or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

8.       Concentration in Any One Industry

         Short-Intermediate may not invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and to municipal

                                                           21328
                                                            12
securities.

         High Grade will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

         Tax Free Income may not purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and the Fund may invest more than 25% of its assets in industrial bonds.

9.       Warrants

         Short-Intermediate may not invest more than 5% of its total net assets in warrants, and, of this amount, no more than 2% of each Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.      Ownership by Trustees/Officers

         High Grade* and Short-Intermediate may not purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.      Short Sales

         High Grade and Tax Free Income will not make short sales of securities or maintain a short position, unless at all times when a short position is open a Fund owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The use of short sales will allow the Funds to retain certain bonds in their portfolios longer than it would without such sales. To the extent that a Fund receives the current income produced by such bonds for a longer period than it might otherwise, a Fund's investment objective is furthered.

         Short-Intermediate will not sell any securities short or maintain a short position.

12.      Lending of Funds and Securities

         Short-Intermediate may not lend its funds to other persons, provided that each Fund may purchase issues of debt securities, acquire privately negotiated loans made to municipal borrowers and enter into repurchase agreements.

         Short-Intermediate may not lend its portfolio securities, unless the borrower is

                                                           21328
                                                            13
a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

         High Grade will not lend any of its assets except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes in accordance with its investment objective, policies and limitations and it may lend portfolio securities valued at not more than 15% of its total assets to broker-dealers.

         Tax Free Income may not make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more thatn 15% of its total assets to broker-dealers and enter repurchase agreements.

13.      Commodities

         Short-Intermediate may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

         Tax Free Income may not purchase or sell commodities or commodity contracts except that it may engage in currency or other financial futures contracts and related options transactions.

14.      Real Estate

         High Grade will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         Tax Free Income may not purchase or sell real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate.

         Short-Intermediate may not purchase, sell or invest in real estate or interests in real estate, except that each Fund may purchase municipal securities and other debt securities secured by real estate or interests therein.

15.      Borrowing, Senior Securities, Reverse Repurchase Agreements

         Short-Intermediate may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's net assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at any time when borrowings, including reverse repurchase agreements, are outstanding. The Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

         High Grade will not issue senior securities, except the Fund may borrow money directly or through reverse repurchase agreement as a temporary measure for

                                                           21328
                                                            14
extraordinary or emergency purposes in an amount up to one-third of the value of its net assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments; and except to the extent the Fund will enter into futures contracts. Any such borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. High Grade will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, High Grade may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities and the purchase of securities on a when-issued basis are not deemed to be a pledge.

         Tax Free Income will not issue senior securities; the purchase or sale of securities on a "when-issued" basis or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets.

         Tax Free Income will not borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregated amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

         Tax Free Income will not pledge more than 15% of its net asets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets.

16.      Options

         Short-Intermediate may not write, purchase or sell put or call options, or combinations thereof, except the Fund may purchase securities with rights to put securities to the seller in accordance with its investment program.

17.      Investing in Securities of Other Investment Companies

         High Grade will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

         Short-Intermediate* may not purchase the securities of other investment companies, except to the extent such purchases are not prohibited by applicable law.

         Tax Free Income may not purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction.

18.      Restricted Securities

         High Grade will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Federal securities laws.

                                                           21328
                                                            15

         Tax Free Income will not invest more than 10% of its total assets in securities with legal or contractual restrictions on resale or in securities for which market quotations are not readily available, or in repurchase agreements maturing in more than seven days.

19.      Investment in Municipal Securities

         Short-Intermediate may not invest more than 20% of its total assets in securities other than municipal securities, (as described under "Description of the Funds Investment Objectives and Policies" in the Fund's Prospectus), unless extraordinary circumstances dictate a more defensive posture.

                       NON-FUNDAMENTAL OPERATING POLICIES

         Certain  Funds  have  adopted  additional   non-fundamental   operating
policies. Operating policies may be changed by the Board of Trustees without a shareholder vote.

1.       Securities Issued by Government Units; Industrial Development Bonds

         Short-Intermediate has determined not to invest more than 25% of its total assets (i) in securities issued by governmental units located in any one state, territory or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the U.S. government) or (ii) industrial development bonds not backed by bank letters of credit.

         Tax Free Income does not presently intend to invest more than 25% of its total assets in (1) municipal bonds of a single state and its subdivisions, agencies and instrumentalities; of a single territory or possession of the U.S. and its subdivisions, agencies or instrumentalities; or of the District of Columbia and any subdivision, agency or instrumentality thereof; or (2) municipal bonds, the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal bonds may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated. The Fund may invest more than 25% of its total assets in industrial development bonds.

         High Grade does not intend to invest more than 25% of the value of its assets in any issuer in a single state.

2.       Illiquid Securities

         Short-Intermediate may not invest more than 15% and High Grade not more than 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding certain securities and municipal leases determined by the Trustees to be liquid.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or

                                                           21328
                                                            16
savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

                                   MANAGEMENT

         The Evergreen Keystone funds consist of seventy-three mutual funds. Each mutual fund is, or is a series of, a registered, open-end management company.

         Trustees and executive officers of each mutual fund, their ages, and their principal occupations during the last five years are shown below. Except as set forth below, the address of each of the Trustees is 200 Berkeley Street, Boston, Massachusetts 02116.

FREDERICK AMLING (69). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL. Trustee of the Trusts; Trustee or Director of all Evergreen Keystone funds other than Evergreen Investment Trust and Evergreen Variable Trust; real estate developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III (61). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

FOSTER BAM (70), Greenwich Plaza, Greenwich, CT. Trustee of the Trusts; Trustee or Director of all other Evergreen Keystone funds other than Evergreen Investment Trust and Evergreen Variable Trust; Partner in the law firm of
Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd. (manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL(67). Chairman of the Board and Chief Executive Officer and Trustee of Tax Free Income and 23 other Evergreen Keystone funds; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone Advisers, Inc.; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments, Inc.

EDWIN D. CAMPBELL (69). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN (67). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; and former Director, Peoples Bank (Charlotte,
NC).

K. DUN GIFFORD (57). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Offi cer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consulting); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

JAMES S. HOWELL (72), 4124 Crossgate Road, Charlotte, NC. Trustee; Chairman of 11 Evergreen Keystone funds and Trustee or Director of all Evergreen Keystone funds; former Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY KEITH, JR. (57), 4124 Crossgate Road, Charlotte, NC. Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR. (69). Trustee of Tax Free Income; Trustee or Director and Member of the Board of Advisers of all other Evergreen Keystone funds; Chairman and Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; and Sales Representative with Nucor-Yamoto, Inc. (steel producer) since 1988.

THOMAS L. MCVERRY (58), 4419 Parkview Drive, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; former Vice President and Director of Rexham Corporation; and former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON (55). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III M.D. (49), 205 Regency Executive Park, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S.  SCOFIELD  (53),  212 S. Tryon  Street,  Suite  980,  Charlotte,  NC.
Trustee; Trustee or Director of all other Evergreen Keystone funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA (57). Trustee of Tax Free Income; Trustee or Director or Member of the

21369
                                                            17

Board Advisers of all other Evergreen Keystone funds; Chairman, Environmental Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS (57). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's Univer sity School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

ROBERT J. JEFFRIES (74), 2118 New Bedford Drive, Sun City Center, FL. Trustee Emeritus of 11 Evergreen Keystone funds and Corporate Consultant since 1967.

JOHN J. PILEGGI (37) President and Treasurer of the Trusts; President and Treasurer of all other Evergreen Keystone funds; Senior Managing Director, Furman Selz LLC since 1992; Managing Director from 1984 to 1992; Consultant to BISYS Fund Services since 1996; 230 Park Avenue, Suite 910, New York, NY.

GEORGE O. MARTINEZ (37) Secretary of the Trusts; Secretary of all other Evergreen Keystone funds; Senior Vice President and Director of Administration and Regulatory Services, BISYS Fund Services; Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995; 3435 Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Funds within the meaning of the 1940 Act.

         For the fiscal year ended May 31, 1997, Trustees of the Funds received $32,166, $159,659 and $9,830 in retainers and fees from Evergreen Municipal Trust, Evergreen Investment Trust and Tax Free Income. For the year ending May 31, 1997, fees paid to Independent Trustees on a fund complex wide basis were approximately $964,000.

         The officers of the Trusts are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. BISYS is an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of each Class of shares of each Fund.

         No officer or Trustee of the Trusts owned more than 1.0% of Class A, Class B or Class C or Class Y shares of any Fund as of Augsut 31, 1997.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the fiscal period of June 1, 1996 through May 31, 1997 is the aggregate compensation paid to such Trustee by the Evergreen Keystone funds:

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                                                            18

                               Total Compensation
                                From Fund Complex
NAME                                                 PAID TO TRUSTEE

James S. Howell                                      $76,875
Gerald M. McDonnell                                   65,550
Thomas L. McVerry                                     71,375
William Walt Pettit                                   69,375
Russell A Salton, III M.D.                            71,325
Michael S. Scofield                                   71,325


   Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of August 31, 1997.

                                                     Name of               No. of         % of
Name and Address                                     Fund/Class            Shares         Class
----------------                                     ----------            ------         ----------
First Union National Bank                            High Grade/Y          504,862        23.59%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0002

Foster & Foster                                      High Grade/Y          405,595        16.95%
PO Box 1669
Greenwich, CT 06836-1669

FUBS & Co. FEBO                                      Short-Intermediate/A  104,560        16.93%
Haywood D. Cochrane Ljr.
21 Castlewood Court
Nashville, TN 37215-4617

FUBS & Co. FEBO                                      Short-Intermediate/A   93,702        12.37%
Stephen Nash and
Linda N. Nash
10006 Stonemill Road
Richmond, VA 23233-2800

FUBS & Co. FEBO                                      Short-Intermediate/A   76,391        12.37%
Manuel Garcia and
Adeline Garcia
4933 New Providence
Tampa, FL 33269-4814

FUBS & Co. FEBO                                      Short-Intermediate/A   39.115         6.33%
Anthony M. Truscello Sr and
Carolyn A. Truscello
878 Taylor Dr.
Folcroft, PA 19032-1523

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                                                            19




FUBS & Co. FEBO                                      Short-Intermediate/A    37,789        6.12%
First Union Nat'l Bank-PA FBO
Anthony Dambro Loan Acct.
Attn: Augusto Bonnani PA 1322
123 Broad St.
Philadelphia, PA 19109-1029

FUBS & Co. FEBO                                      Short-Intermediate/B    50,343        7.97%
Carl R. Nodine and
Linda F. Nodine
PO Box 210086
Nashville, TN 37221-0086

FUBS & Co. FEBO                                      Short-Intermediate/B    38,129        6.03%
Mark E. Smith
Melissa A. Smith Jt Ten
397 Yadkin Valley Road
Advance, NC 27006-8702

FUBS & Co FEBO                                       Short-Intermediate/B    32,757        5.18%
Shirley L. Roberts
2770 S. Garden Dr.
210 Bldg. 21
Lake Worth, FL 33461-6280

First Union National Bank/EB/INT                     Short-Intermediate/Y    779,296      17.16%
Cash Accuont
Attn Trust Opoerations Fund Group
401 S. Tryon St., 3rd Fl, CMG 1151
Charlotte,NC 28202-1191

Merrill Lynch, Pierce,                               Tax Free Income/A     1,590,918      22.38%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

Merrill Lynch, Pierce,                               Tax Free Income/B       553,766      19.80%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

Alletta Laird Downs TTEE                             Tax Free Income/B       205,973       7.36%
Alletta Laird Downs Trust
U/A DTD 3-29-89
P.O. Box 3666

21369
                                                            20




Wilmington, DE 19807-0666

Merrill Lynch, Pierce,                               Tax Free Income/C      459,477        45.17%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

                               INVESTMENT ADVISERS

         (See also "Management of the Funds" in each Fund's Prospectus)

         The investment adviser of Short-Intermediate is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser") and which Evergreen Asset is owned by First Union National Bank ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The sub-adviser to Short-Intermediate is Lieber and Company ("Lieber"), located at 2500 Westchester Avenue, Purchase, New York, which provides certain services to Evergreen Asset and is owned by First Union. The investment adviser of High Grade is FUNB which provides investment advisory services through its Capital Management Group. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer and Theodore J. Israel, Jr., Executive Vice President.

         The investment adviser of Tax Free Income is Keystone Investment Management Company ("Keystone" or the "Adviser"), a Delaware corporation, located at 200 Berkeley Street, Boston, Massachusetts. Keystone is an indirectly owned subsidiary of FUNB.

         The Directors of Keystone are Donald McMullen; William M. Ennis, II; Barbara I. Colvin; Albert H. Elfner, III, Chairman, CEO and President; Edward F. Godfrey, Senior Vice President and Chief Operating Officer; and W. Douglas Munn, Senior Vice President, Chief Financial Officer and Treasurer.

         On September 6, 1996, First Union and FUNB entered into an Agreement and Plan of Acquisition and Merger (the "Merger") with Keystone Investments, Inc. ("Keystone Investments"), the corporate parent of Keystone, which provided, among other things, for the merger of Keystone Investments with and into a wholly-owned subsidiary of FUNB. The Merger was consummated on December 11, 1996. Keystone continues to provide investment advisory services to the Keystone Family of Funds. Contemporaneously with the Merger, Tax Free Income entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD.

         Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing

21369
                                                            21
expenses,   expenses  of  shareholder  meetings  and  reports  to  shareholders.
Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

      The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below. For Tax Free Income, total dollar amounts paid by the Fund to Keystone Management, Inc., the Fund' former investment manager, for investment management and administrative services rendered, are inclusive of amounts paid by Keystone Management to Keystone for investment advisory services:

HIGH GRADE                 Period Ended              Year Ended    Period Ended
                           05/31/97                  8/31/96       8/31/95
Advisory Fee               $399,929                  $575,456      $338,767

Waiver                     (64,199)                  (228,548)     (20,456)
                           ---------                 ---------     ---------
Net Advisory Fee           $335,730                  $346,908       $318,311
                           =========                 =========     =========

SHORT-INTERMEDIATE  Period Ended                     Year Ended   Year Ended
                             5/31/97                 8/31/96      8/31/95
Advisory Fee                $248,564                $287,149     $263,947

Waiver                       (60,003)               (109,619)    (63,612)
                             ---------               ---------    --------
Net Advisory Fee    $188,561                         $177,530     $200,335
                             =========               ========     ========
Expense
Reimbursement                       0                ( 30,962)    $(28,521)
                             ---------               ---------    --------

TAX FREE INCOME          Period Ended               Year Ended     Year Ended
                         5/31/97                     11/30/96       8/31/95



Advisory Fee             367,154                     $844,486       $919,802



                                                      717,813        781,832
Waiver                        0                             0              0
                         --------                    --------       --------
Net Advisory Fee         $367,154                    $844,486       $919,802
                         ========                    ========       ========

         With respect to Short-Intermediate, Evergreen Asset has agreed to reimburse the Fund to the extent that the Fund's aggregate operating expenses (including the Adver's fee but excluding interest, taxes, brokerage commissions and extraordinary expenses, and, for Class A and Class B shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1% of its average net assets for any fiscal year.



21369
                                                            22

         The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to each Fund continue in effect for two years from their effective dates and, thereafter, from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund.

   Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

    Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon some of the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

         Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which Evergreen Asset, Keystone, FUNB or its affiliates acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, Keystone, FUNB or its affiliates. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

         At present, Evergreen Keystone Investment Services ("EKIS") serves as administrator to High Grade and Short-Intermediate subject to the supervision and control of the Trustees of each Trust. As administrator, EKIS provides facilities, equipment and personnel to the Funds and is entitled to receive a fee based on the

21328
                                                            23
average daily net assets of all mutual funds for which CMG, Keystone or Evergeen Asset serve as investment adviser, calculated in accordance with the following schedule:.050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion.

         BISYS Fund Services, an affiliate of EKD, serves as sub-administrator to High Grad and Short-Intermediate and is entitled to receive a fee from EKIS calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by EKIS for which FUNB, Evergreen Asset, Keystone or affiliates of First Union also serve as investment adviser. BISYS Fund Services also serves as sub-administrator to Tax Free Income and is entitled to receive a fee from Keystone based on the total assets of the mutual funds for which FUNB affiliates serve as investment adviser. Fees are calculated in accordance with the following schedule: .0100% of the first $7 billion;
 .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds for which FUNB, Evergreen Asset, Keystone, or affiliates of First Union serve as investment adviser as of June 30, 1997 were approximately $30.5 billion.

         For the fiscal period ended May 31, 1997, the fiscal year ended August 31, 1996, and fiscal period ended August 31, 1995 High Grade paid to EKIS or its predecessor, Evergreen Asset, $33,901, $59,073 and $50,406, respectively, in administrative service costs.

                               DISTRIBUTION PLANS

         Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and, where applicable, Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of each Trust (as defined in the 1940
Act) are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plans permit the payment of fees to brokers and others for distribution and

21328
                                                            24
shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to
(i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and
(ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In addition to the Plans, High Grade has adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Fund for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B shares of the Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EKD with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by EKD from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. With respect to High Grade, amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by EKD. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EKD. Any Distribution Agreement will terminate automatically in the event of its assignment.

FEES PAID PURSUANT TO DISTRIBUTION PLANS. The Funds incurred the following distribution services fees:



21328
                                                            25

High Grade. For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $92,644 and $97,996, respectively, on behalf of Class A shares; and $240,510 and $167,706, respectively, on behalf of Class B shares.

Short-Intermediate. For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $19,181 and $4,106, respectively, on behalf of Class A shares; and $52,576 and $20,584, respectively, on behalf of Class B shares.

Tax Free Income. For the fiscal period ended May 31, 1997 and the fiscal year ended November 30, 1996, $90,496 and $205,872, respectively, on behalf of Class A shares; $154,261 and $333,417, respectively, on behalf of Class B shares and $62,367 and $169,992 on behalf of Class C shares.

FEE PAID PURSUANT TO SHAREHOLDER SERVICES PLAN. High Grade incurred the following shareholder services fees: For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $60,421 and $55,902, respectively, on behalf of Class B shares.

Short-Intermediate. For the fiscal period ended May 31, 1997, the fiscal year ended August 31, 1996 and the fiscal period ended August 31, 1995, $13,161, $17,458 and $6,623, respectively, on behalf of Class B shares.


                             ALLOCATION OF BROKERAGE

         Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

         It is anticipated that most of the Funds purchase and sale transactions will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

         In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

         The transactions in which the Funds engage do not involve the payment of brokerage commissions and are executed with dealers other than Lieber.


21328
                                                            26

                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this provision is repealed starting in
1998); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

         Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any).

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction.

         Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In

21328
                                                            27
particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Long-term capital gains on assets held for more than 18 months are taxable as a maximum rate of 28%; such gains on assets held for more than 18 months are taxable as a maximum rate of 20%. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations

         In order to qualify to pay exempt interest dividend for a year, a Fund must have exempt bonds with a value equal to more than half of the Fund's total asset value at the close of each quarter of the year. To the extent that the Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by

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                                                            28
such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

         The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

                                 NET ASSET VALUE

         The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

         The public offering price of shares of a Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge Alternative. " On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B shares and Class C shares relating to distribution services fees (and, with respect to High Grade, Shareholder Service Plan fee) and the fact that Class Y shares bear no additional distribution or shareholder service related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In

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                                                            29
the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

                               PURCHASE OF SHARES

         The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

         Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), or with a contingent deferred sales charge (the deferred sales charge alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with EKD ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with EKD ("selected agents"), or (iii) EKD. The minimum for initial investments is $1,000; there is no minimum for subsequent investments. The subscriber may use the Application available from EKD for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through EKD. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by EKD prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to EKD prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. Eastern time. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House

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                                                            30

Association ("ACH"). If a shareholder's telephone purchase request is received before 4:00 p.m.Eastern time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates representing shares of a Fund are not issued for any class of shares of any Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

         High Grade and Short-Intermediate issue three classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; and (iii) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors. Tax Free Income offers Class A, Class B and Class C shares. The three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) only Class A, Class B and Class C shares are subject to a Rule 12b-1 distribution fee, (II) Class B shares of High Grade are subject to a Shareholder Service Plan fee, (III) Class A shares bear the expense of the front-end sales charge and Class B, Class C and, when applicable, Class A shares bear the expense of the deferred sales charge, (IV) Class B and Class C shares bear the expense of a higher Rule 12b-1 distribution services fee and Shareholder Service Plan fee than Class A shares (V) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, Shareholder Service Plan) fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and, where applicable, Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services (and, to the extent applicable, Shareholder Service Plan) fee and contingent deferred sales charges on Class B shares prior to conversion would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, EKD will reject any order (except orders for Class B shares from certain retirement plans) for more than $250,000 for Class B shares.


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                                                            31

         Class A shares are subject to a lower distribution services fee and no Shareholder Service Plan fee and, accordingly, pay correspondingly higher dividends per share than Class B shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution (and, to the extent applicable, Shareholder Service Plan) charges on Class B shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services (and, to the extent applicable, Shareholder Service Plan )fees and being subject to a contingent deferred sales charge for a seven-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge imposed on Class A shares of the Funds would have to hold his or her investment approximately seven years for the Class B and Class C distribution services (and, to the extent applicable, Shareholder
Service Plan) fees to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services (and, to the extent applicable, Shareholder Service Plan) fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-end Sales Charge Alternative--Class A Shares

         The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. EKD will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, EKD may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with EKD.

         Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of

21328
                                                            32
each Fund at the end of each Fund's latest fiscal year.

                  Net          Per Share                     Offering
                  Asset        Sales                         Price
                  Value        Charge       Date             Per Share

High Grade        $10.89       $.54         5/31/97          $11.43

Short-
Intermediate      $10.09       $.34         5/31/97          $10.43

Tax Free Income   $ 9.78       $.49         5/31/97          $10.27

         With respect to High Grade, the following commissions were paid and amounts retained by EKD or its predecessor for the period ending May 31, 1997, the fiscal year ended August 31, 1996 and from July 7, 1995 through August 31, 1995:

                            Period From      Fiscal Year        Period From
                            9/1/96-5/31/97   Ended 8/31/96      7/7/95-8/31/95

Commissions Received        $46,714          $73,014            $5,767
Commissions Retained         $6,389            9,050               712

         With respect to Short-Intermediate for the period ending May 31, 1997, the fiscal year ended August 31, 1996 and the period from January 3, 1995 (commencement of offering of Class A shares) through August 31, 1995, and commissions were paid to and amounts retained by EKD or its predecessor are noted below:

                           Period From       Fiscal Year      Period From
                           9/1/96-5/31/97    Ended 8/31/96    1/5/95-8/31/95

 Commissions Received      $26,752           $33,816          $ 37,130
 Commissions Retained        3,820             8,464             4,445

         With respect to Tax Free Income for the period ending May 31, 1997 and the fiscal years ended November 30, 1996 and 1995 commissions were paid to and amounts retained by EKD or its predecessor are noted below:


                          Period From         Fiscal Year      Fiscal Year
                          12/1/96-5/31/97     Ended 11/30/96   Ended 11/30/95

 Commissions Received     $9,477              $469,269         $254,934
 Commissions Retained        890               254,934          143,281


         Investors  choosing the front-end  sales charge  alternative  may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen Keystone fund other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to

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                                                            33
the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen Keystone fund.

         Prospectuses for the Evergreen Keystone funds may be obtained without charge by contacting EKD or the Advisers at the telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

         (i)      the investor's current purchase;

         (ii) the net asset value (at the close of business on the previous day) of (a) all Class A and Class B shares of the Fund held by the investor and (b) all such shares of any other Evergreen mutual fund held by the investor; and

         (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned Class A, Class B or Class C shares of an Evergreen Keystone fund worth $200,000 at their then current net asset value and subsequently purchased Class A shares worth an additional $100,000, the sales charge for the $100,000 purchase, in the case of Short-Intermediate, would be at the 2.00% rate applicable to a single $300,000 purchase rather than the 2.50% rate, or in the case of High Grade, at the 2.50% rate applicable to a single $300,000 purchase rather than the 3.75% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Letter of Intent. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and Class C shares) of the Fund or any other Evergreen mutual fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the

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                                                            34
investor's option, a Letter of Intent may include purchases of Class A or B shares of the Fund or any other Evergreen Keystone fund made not more than 90 days prior to the date that the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen Keystone funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Evergreen Keystone fund, to qualify for the 3.75% sales charge applicable to purchases in High Grade and Tax Free Income or 2.50% applicable to purchases in Short-Intermediate on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Fund should complete the appropriate portion of the Application while current Class A shareholders desiring to do so can obtain a form of Letter of Intent by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.

         Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares-Front End Sales Charge Alternative". The Advisers may provide compensation to organizations providing administrative and record keeping services to plans which make shares of the Evergreen Keystone mutual funds available to their participants.

         Reinstatement Privilege. A Class A shareholder who has caused any or all of his or her shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction;

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                                                            35
therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of the Advisers or their affiliates; (ii) officers and present or former Trustees of the Trusts; present or former trustees of other investment companies managed by the Advisers; officers, directors and present or retired full-time employees of the Adviser, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Advisers, EKD, and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by EKD, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

Deferred Sales Charge Alternative--Class B and Class C Shares

         Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

         Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years after the month of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B

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                                                            36
shares until the time of redemption of such shares.

         In determining the contingent deferred sales charge applicable to a redemption, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over seven years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the seven-year period.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

     Proceeds from the contingent deferred sales charge are paid to EKD or its predecessor and are used by EKD to defray the expenses of EKD related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee (and, with respect to High Grade, the Shareholder Service Plan fee) enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, the Shareholder Service Plan fee) incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee and the applicable shareholder service fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the

21328
                                                            37
sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee (and, with respect to High Grade, Shareholder Service Plan fee) with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and
(ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee (and, with respect to High Grade, the Shareholder Service Plan fee) for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

         Investors choosing the level-load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year after the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C of shares without either a front-end or contingent deferred sales charge. However, unlike Class B shares, Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

Class Y Shares

         Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.

                       GENERAL INFORMATION ABOUT THE FUNDS
 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

         The Evergreen Short-Intermediate Municipal Fund is a separate series of The Evergreen Municipal Trust, a Massachusetts business trust. Evergreen High Grade Tax Free Fund is a separate series of Evergreen Investment Trust, a Massachusetts business trust. Keystone Tax Free Income Fund is a Massachsuetts business trust. The above-named Trusts are individually referred to in this Statement of Additional Information as the

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                                                            38

"Trust" and collectively as the "Trusts". Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

         Each Fund, other than Tax Free Income, may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Tax Free Income may issue an unlimited number of shares of beneficial interest with no par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

         Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

         Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

         The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Trusts. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

         In addition any Fund may, in the future, create additional classes of shares which represent an interest in that same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

         Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.


21328
                                                            39

         An order has been received from the SEC permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the SEC would be required.

Distributor

         Evergreen Keystone Distributor, Inc. ("EKD" or the "Distributor"),  125
W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

         Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

         Price Waterhouse LLP has been selected to be the independent auditors of Short-Intermediate and High Grade.

         KPMG Peat Marwick LLP has been selected to be the independent auditors of Tax Free Income.

                             PERFORMANCE INFORMATION

Total Return

         From time to time a Fund may advertise its "total return". Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

         The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one year, three year, five year and ten year periods, where applicable, and the period since each Fund's inception is set forth in the table below.






21328
                                                            40

             1 Year    3 Years  5 Years   10 Years
             Ended     Ended    Ended     Ended     From Inception**
             05/31/97  05/31/97 05/31/97  05/31/97  to 05/31/97

HIGH GRADE

Class A       1.90%    5.11%    5.75%     N/A           6.00%
Class B       1.19%    5.16%    N/A       N/A           5.13%
Class Y       7.25%    7.10%    N/A       N/A           5.11%

SHORT-
INTERMEDIATE

Class A       0.92%     N/A      N/A      N/A           3.40%
Class B       1.51%     N/A      N/A      N/A           2.76%
Class Y       4.62%    3.95%    4.44%     N/A           4.88%

TAX FREE INCOME

Class A       1.80%    4.39%    4.64%    6.23%           N/A
Class B       1.03%    4.39%     N/A      N/A           3.84%
Class C       5.03%    5.26%     N/A      N/A           4.22%

**                                                    INCEPTION DATE
Short-Intermediate
                           Class A and B              January 3, 1995
                           Class Y                    July 17, 1991
High Grade                 Class A                    February 21, 1992
                           Class B                    January 11, 1993
                           Class Y                    February 28, 1994
Tax Free Income            Class A                    February 13, 1987
                           Class B                    February 1, 1993
                           Class C                    February 1, 1993

         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:



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                                                            41

                              YIELD = 2[(a-b+1)6-1]
                                       cd

Where             a = Interest earned during the period
                  b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
                  d = The maximum offering price per share on the last day of the period

     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

Tax Equivalent Yield

         The Funds invest principally in obligations the interest from which is exempt from Federal income tax other than the Alternative Minimum Tax. However, from time to time the Funds may make investment which generate taxable income. A Fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated Federal or combined Federal and state tax rate. (If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.) Of course, no assurance can be given that a Fund will achieve any specific tax-exempt yield. If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation. Of course, no assurance can be given that the Fund will achieve any specific tax-exempt yield.

         The following formula is used to calculate Tax Equivalent Yield without taking into account state tax:

                                  FUND'S YIELD
                                1 - Fed Tax Rate

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares

21328
                                                            42
will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The tax exempt yields (calculated using a 31% federal tax rate) of each Fund for the thirty-day period ended May 31, 1997 for each Class of shares offered by the Funds is set forth in the table below:

                     Yield                 Tax Equivalent Yield
High Grade
 Class A             4.19%                        6.07%
 Class B             3.63%                        5.26%
 Class Y             4.66%                        6.75%

Short-Intermediate
 Class A             3.74%                        5.42%
 Class B             2.94%                        4.26%
 Class Y             3.93%                        5.70%

Tax Free Income
 Class A             4.58%                        6.64%
 Class B             4.05%                        5.87%
 Class C             4.05%                        5.87%

Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Lehman Brothers General Obligations Municipal Bond Index or any other commonly quoted index of common stock or municipal bond prices. The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Lehman Brothers General Obligations Municipal Bond Index is an unmanaged index of state general obligation debt issues which are rated A or better and represent a variety of coupon ranges. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends aid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain

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                                                            43
all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements of Tax Free Income, appearing in its most current fiscal year Annual Report to Shareholders and the report thereon of KPMG Peat Marwick LLP, independent auditors, appearing therein are incorporated by reference into this Statement of Additional Information. The financial statements of High Grade and Short-Intermediate, appearing in their most current Annual Reports to Shareholders and the report thereon of Price Waterhouse LLP, independent auditors, appearing therein are incorporated by reference into this Statement of Additional Information. The Annual Report to Shareholders for the Funds, which contain the referenced statements, are available upon request and without charge.


21328
                                                            44

                                  APPENDIX "A"


DESCRIPTION OF BOND, MUNICIPAL NOTE AND COMMERCIAL PAPER RATINGS

         Standard & Poor's Ratings Group. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligers such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2. Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

         AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.


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                                       A-1

         BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA,

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                                       A-2

AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE:
Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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                                       A-3

         Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly form time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

         Fitch Investors Service, Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

         o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         o SP-2 Satisfactory capacity to pay principal and interest.

         o SP-3 Speculative capacity to pay principal and interest.

         Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

         o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         o MIG 3 - This designation denotes favorable quality. All security elements are

21328
                                       A-4
         accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

         Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

         Fitch Investors Service, Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1+ -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.




21328
                                       A-5

                             KEYSTONE TAX FREE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1997

         This statement of additional information (the "SAI") is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Tax Free Fund (the "Fund") dated April 30, 1997, as supplemented from time to time. A copy of the prospectus may be obtained from Evergreen Keystone Distributor, Inc. or your broker-dealer.



                                TABLE OF CONTENTS


                                                                      Page

The Fund ...............................................................2

Service Providers.......................................................2

Investment Restrictions.................................................3

Valuation of Securities.................................................5

Brokerage...............................................................5

Sales Charges...........................................................7

Distribution Plan.......................................................9

Trustees and Officers..................................................10

Investment Adviser.....................................................14

Principal Underwriter..................................................16

Sub-administrator......................................................16

Declaration of Trust...................................................17

Expenses ..............................................................18

Financial Statements...................................................19

Standardized Total Return and Yield Quotations.........................19

Additional Information.................................................20

Appendix .............................................................A-1

                                    THE FUND


         The Fund is an open-end diversified management investment company. The Fund's investment objective is to provide shareholders with the highest possible current income, exempt from federal income taxes, while preserving capital. The Fund invests primarily in municipal bonds, but also may invest in certain other securities as described in the Appendix hereto and in the "Additional Investment Information" section of the Fund's prospectus.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.



                                SERVICE PROVIDERS


Service                                        Provider
-----------------------------------------      -----------------------------------------------------------------------
Investment adviser (referred to                Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")                     Street, Boston, Massachusetts 02116. (Keystone is a
                                               wholly-owned subsidiary of First Union Keystone, Inc.,
                                               (formerly Keystone Investments, Inc.) ("First Union
                                               Keystone")  also  located  at 200
                                               Berkeley     Street,      Boston,
                                               Massachusetts 02116.
Principal underwriter ( referred               Evergreen Keystone Distributor, Inc. (formerly Evergreen
to in this SAI as "EKD")                       Funds Distributor, Inc.), 125 W. 55th Street, New York,
                                               New York 10019.
Marketing services agent and                   Evergreen Keystone Investment Services, Inc. (formerly
predecessor to EKD (referred to                Keystone Investment Distributors Company), 200 Berkeley
in this SAI as "EKIS")                         Street, Boston, Massachusetts 02116.
Sub-administrator (referred to in              BISYS Fund Services, Inc., 125 W. 55th Street, New York,
this SAI as "BISYS")                           New York 10019.
Transfer and dividend                          Evergreen Keystone Service Company, 200 Berkeley
disbursing agent (referred to in               Street, Boston, Massachusetts 02116. (EKSC is a wholly-
this SAI as "EKSC")                            owned subsidiary of Keystone.)
Independent auditors                           KPMG Peat Marwick LLP, 99 High Street, Boston,
                                               Massachusetts 02110, Certified Public Accountants
Custodian                                      State Street Bank and Trust Company, 225 Franklin
                                               Street, Boston, Massachusetts 02110.




                             INVESTMENT RESTRICTIONS


         None of the restrictions enumerated in this paragraph may be changed without a vote of the holders of a majority of the Fund's outstanding shares as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of
(1) 67% of the shares, represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares. The Fund shall not do the following:

         (1) purchase securities on margin, but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (2) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (3) borrow money, except that the Fund may (a) borrow money from banks for emergency or extraordinary purposes in aggregate amounts up to one-third of its net assets, and (b) enter into reverse repurchase agreements;

         (4) pledge, mortgage or hypothecate its assets except to secure indebtedness permitted by subparagraph (3) above, with pledged assets to be no more than 15% of its total assets;

         (5) purchase any security other than United States ("U.S.") government securities of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and the Fund may invest more than 25% of its assets in industrial development bonds;

         (6) purchase any security, other than U.S. government securities, if as a result more than 5% of the Fund's total assets would be invested in securities of the issuer, or the Fund would hold more than 10% of the voting securities of the issuer;

         (7) invest for the purpose of exercising control over or management of any company;

         (8) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Fund's shareholders;

         (9) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and may engage in currency or other financial futures and related options transactions;

         (10) act as an underwriter except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws; or purchase securities which are not readily marketable except for repurchase agreements;

        (11) purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, Trustee or Director of the Fund or Keystone owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, Trustees and Directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities;

         (12) purchase securities of any issuer if the person responsible for payment, together with any predecessor, has been in operation for less than three years if, as a result, the aggregate of such investments would exceed 5% of the Fund's total assets; provided, however, that this restriction shall not apply to U.S. government securities or to any obligation the payment of which involves the credit and taxing power of any person authorized to issue municipal bonds;

         (13) invest in interests in oil, gas or other mineral exploration or development programs;

         (14) make loans, except to the extent that the purchase of debt instruments or repurchase agreements may be deemed to be loans; repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets; and

         (15) purchase securities of foreign issuers.

         The foregoing percentage restrictions will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For the purpose of Investment Restrictions (5) and (6), the Fund will treat each state, territory and possession of the U.S., the District of Columbia and, if its assets and revenues are separate from those of the entity or entities creating it, each political subdivision, agency and instrumentality of any one (or more, as in the case of a multistate authority or agency) of the foregoing as an issuer of all securities that are backed primarily by its assets or revenues; each company as an issuer of all securities that are backed primarily by its assets or revenues; and each of the foregoing entities as an issuer of all securities that it guarantees; provided, however, that for the purpose of limitation (6) no entity shall be deemed to be an issuer of a security that it guarantees so long as no more than 10% of the Fund's total assets (taken at current value) are invested in securities guaranteed by the entity and securities of which it is otherwise deemed to be an issuer.

         The Fund does not presently intend to invest more than 25% of its total assets in (1) municipal bonds of a single state and its subdivisions, agencies and instrumentalities; of a single territory or possession of the U.S. and its subdivisions, agencies or instrumentalities; or of the District of Columbia and any subdivision, agency or instrumentality thereof; or (2) municipal bonds the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal bonds may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated. The Fund may invest more than 25% of its total assets in industrial development bonds.

         In addition, the Fund will not issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction (3) above and except for shares of any additional series or portfolios which may be established by the Trustees.

         Notwithstanding the eighth investment restriction enumerated above or any of the other limitations above, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund. See "Investment Objective and Policies" in the prospectus.

                             VALUATION OF SECURITIES


         The Fund believes that reliable market quotations generally are not readily available for purposes of valuing municipal bonds. As a result, depending on the particular municipal bonds owned by the Fund, it is likely that most of the valuations for such bonds will be based upon their fair value determined under procedures that have been approved by the Fund's Board of Trustees. The Fund's Board of Trustees has authorized the use of a pricing service to determine the fair value of its municipal bonds and other securities.

         Non-tax exempt securities for which market quotations are readily available are valued on a consistent basis at that price quoted that, in the opinion of the Fund's Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security.

         Short-term investments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value; and short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market and which, in any case, reflects fair value as determined by the Fund's Board of Trustees.

         Any securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Fund's Board of Trustees.



                                    BROKERAGE


Selection of Brokers

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund;

         2.       the efficiency with which the transaction is effected;

         3. the broker's ability to effect the transaction where a large block is involved;

         4. the broker's readiness to execute potentially difficult transactions in the future;

         5.       the financial strength and stability of the broker; and


         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services.")

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of research services are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of research services. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither   the  Fund  nor   Keystone   intends  on  placing   securities
transactions with any particular broker. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor when selecting brokers-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

Brokerage Commissions

The Fund expects that purchases and sales of municipal bonds and temporary instruments usually will be principal transactions. Municipal bonds and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.



                                  SALES CHARGES


         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years after you purchase the shares. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD or its predecessor.

Calculating the CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the total cost of such shares. The CDSC is calculated according to the following schedule:

         Redemption Timing                                            CDSC

         During the calendar year of purchase........................4.00%
         During the calendar year after the
           year of purchase..........................................3.00%
         During the second calendar
           year after the year of purchase...........................2.00%
         During the third calendar year
           after the year of purchase................................1.00%
         Thereafter..................................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund assumes that you have redeemed shares not subject to a CDSC first and then it will redeem shares you have held the longest first.

Shares That Are Not Subject to a CDSC

         However, the Fund will only sell shares to these parties upon the purchaser's written assurance that he or she is buying the shares for investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund.

         CDSC Waivers. The Fund does not impose a CDSC when the amount you are redeeming represents:


         1. an increase in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares you have held for all or part of more than four consecutive calendar years;

         4. shares that are held in the accounts of a shareholder who has died or become disabled;

         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         8. automatic withdrawals under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

         9. withdrawals consisting of loan proceeds to a retirement plan participant;

         10. financial hardship withdrawals made by a retirement plan participant;

         11. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan;

         12. shares purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Keystone Classic fund, and/or any Evergreen Keystone fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested;

         13. any Director, Trustee, officer, full-time employee or sales representative of the Fund, Keystone, First Union Keystone, EKD or their affiliates, who has held such position for at least ninety days; or

         14. the pension and profit-sharing plans established by such companies and their affiliates, for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives.

         Exchanges. The Fund does not charge a CDSC on exchanges of shares between Keystone Classic funds that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.


--------------------------------------------------------------------------------


                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------


         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund to use their assets to bear the expenses of distributing their shares, if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a Distribution Plan adopted on June 1, 1983 pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any CDSC paid by shareholders to the Principal Underwriter).

         Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers)
(1) as commissions for Fund shares sold, (2) as shareholder service fees in respect to shares maintained by the recipients and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to the Principal Underwriter and its predecessor in the aggregate may not exceed the annual limitations referred to above. The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse the Principal Underwriter or its predecessor for Advances, the Principal Underwriter and its predecessor intend to seek full payment for such Advances from the Fund (together with interest at the prime rate plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

         The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above. In addition, the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Trustees quarterly. The Fund's Independent Trustees may require or approve changes in the implementation or operation of the Distribution Plan, and may also require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by the votes of the majority of both (1) the Fund's Board of Trustees and (2) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         Whether any expenditure under the Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.



                                               TRUSTEES AND OFFICERS


         The Trustees of the Fund, their principal occupations and some of their affiliations over the last five years, and the officers of the Fund are as follows:

FREDERICK AMLING:                   Trustee of the Fund; Trustee or Director of
                                    all other funds in the Key
                                    stone Families of Funds; Professor,  Finance
                                    Department,  George  Washington  University;
                                    President,   Amling  &  Company  (investment
                                    advice);   and  former   Member,   Board  of
                                    Advisers, Credito Emilano (bank ing).

LAURENCE B. ASHKIN:                 Trustee of the Fund;  Trustee or Director of
                                    all other funds in the Keystone Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds other than Evergreen Investment Trust; real estate developer and construction consultant; and
                                    President  of Centrum  Equities  and Centrum
                                    Properties, Inc.

CHARLES A AUSTIN III:               Trustee of the Fund;  Trustee or Director of
                                    all other funds in the Keystone  Families of
                                    Funds;   Investment  Counselor  to  Appleton
                                    Partners,    Inc.;   and   former   Managing
                                    Director,   Seaward  Management  Corporation
                                    (investment advice).


FOSTER BAM:                         Trustee  of  the  Fund;   Trustee  or
                                    Director of all other funds in the  Keystone
                                    Families  of Funds;  Trustee or  Director of
                                    all of the funds in the Evergreen  Family of
                                    Funds other than Evergreen Investment Trust;
                                    Partner  in  the  law  firm  of  Cummings  &
                                    Lockwood; Director, Symmetrix, Inc. (sulphur
                                    company) and Pet Practice,  Inc. (veterinary
                                    services);  and former  Director,  Chartwell
                                    Group   Ltd.    (manufacturer    of   office
                                    furnishings and accessories), Waste Disposal
                                    Equipment   Acquisition    Corporation   and
                                    Rehabilitation    Corporation   of   America
                                    (rehabilitation hospitals).

*GEORGE S. BISSELL:                 Chief Executive  Officer of the
                                    Fund  and  each of the  other  funds  in the
                                    Keystone Families of Funds;  Chairman of the
                                    Board and  Trustee of the Fund;  Chairman of
                                    the Board and  Trustee  or  Director  of all
                                    other  funds  in the  Keystone  Families  of
                                    Funds;  Chairman of the Board and Trustee of
                                    Anatolia  College;   Trustee  of  University
                                    Hospital  (and  Chairman  of its  Investment
                                    Committee); former Director and Chairman of the Board of Hartwell Keystone; and former
                                    Chairman  of the Board,  Director  and Chief
                                    Executive  Officer of Keystone  Investments,
                                    Inc.

EDWIN  D. CAMPBELL:                 Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families  of  Funds;  Principal,   Padanaram
                                    Associates,   Inc.;  and  former   Executive
                                    Director,  Coalition of  Essential  Schools,
                                    Brown University.

CHARLES  F. CHAPIN:                 Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; and former Director, Peoples Bank (Charlotte, NC).

K.  DUN GIFFORD:                    Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Trustee,  Treasurer  and
                                    Chairman of the Finance Committee, Cambridge
                                    College;  Chairman  Emeritus  and Direc tor,
                                    American   Institute   of  Food  and   Wine;
                                    Chairman and President, Oldways Preservation
                                    and  Exchange  Trust   (education);   former
                                    Chairman   of  the  Board,   Director,   and
                                    Executive Vice President, The London Harness
                                    Company; former Managing Partner,  Roscommon
                                    Capital   Corp.;   former  Chief   Executive
                                    Officer, Gifford Gifts of Fine Foods; former
                                    Chairman,  Gifford,  Drescher  &  Associates
                                    (environmental   consulting);   and   former
                                    Director, Keystone Investments, Inc.

JAMES  S. HOWELL:                   Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Chairman  and Trustee or
                                    Director   of  all  of  the   funds  in  the
                                    Evergreen  Family of Funds;  former Chairman
                                    of  the  Distribution   Foundation  for  the
                                    Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY  KEITH, JR.:                  Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Chairman of the Board and Chief Executive Officer, Carson Products
                                    Company;  Director of Phoenix  Total  Return
                                    Fund and Equifax,  Inc.;  Trustee of Phoenix
                                    Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F.   RAY  KEYSER, JR.:              Trustee  of  the  Fund;
                                    Trustee or  Director  of all other  funds in
                                    the Keystone Families of Funds; Chairman and
                                    Of Counsel,  Keyser,  Crowley & Meub,  P.C.;
                                    Member,  Governor's (VT) Council of Economic
                                    Advisers;   Chairman   of  the   Board   and
                                    Director,  Central  Vermont  Public  Service
                                    Corporation  and  Lahey  Hitchcock   Clinic;
                                    Director,   Vermont   Yankee  Nuclear  Power
                                    Corporation,  Grand Trunk Corporation, Grand
                                    Trunk  Western  Railroad,  Union Mutual Fire
                                    Insurance  Company,   New  England  Guaranty
                                    Insurance Company,  Inc., and the Investment
                                    Company   Institute;   former  Director  and
                                    President, Associated Industries of Vermont;
                                    former Director of Keystone, Central Vermont
                                    Railway,   Inc.,  S.K.I.   Ltd.,  and  Arrow
                                    Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and
                                    Green Mountain Bank.

GERALD  M. MCDONNELL:               Trustee of the Fund;  Trustee
                                    or  Director  of  all  other  funds  in  the
                                    Keystone  Families  of  Funds;   Trustee  or
                                    Director   of  all  of  the   funds  in  the
                                    Evergreen   Family  of   Funds;   and  Sales
                                    Representative   with  Nucor-  Yamoto,  Inc.
                                    (steel producer).

THOMAS  L. MCVERRY:                 Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds; former Vice President and Director of
                                    Rexham Corporation; and former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM  WALT PETTIT:              Trustee of the Fund; Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Trustee or Director of all of the funds in the Evergreen Family of Funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID  M. RICHARDSON:               Trustee of the Fund; Trustee
                                    or  Director  of  all  other  funds  in  the
                                    Keystone  Families of Funds;  Vice Chair and
                                    former   Executive   Vice   President,   DHR
                                    International, Inc. (executive recruitment);
                                    former   Senior   Vice   President,   Boyden
                                    International Inc. (executive recruit ment);
                                    and   Director,    Commerce   and   Industry
                                    Association     of    New    Jersey,     411
                                    International,  Inc.,  and J&M Cumming Paper
                                    Co.

RUSSELL A.
     SALTON,  III MD:               Trustee  of the  Fund;  Trustee  or
                                    Director of all other funds in the  Keystone
                                    Families  of Funds;  Trustee or  Director of
                                    all of the funds in the Evergreen  Family of
                                    Funds;   Medical   Director,   U.S.   Health
                                    Care/Aetna   Health  Services;   and  former
                                    Managed  Health  Care   Consultant;   former
                                    President, Primary Physician Care.

MICHAEL  S. SCOFIELD:               Trustee of the Fund; Trustee or
                                    Director of all other funds in the Evergreen
                                    Family of Funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD  J.  SHIMA:                 Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds;  Chairman,  Environmental
                                    Warranty, Inc. (insurance agency); Executive
                                    Consultant,    Drake   Beam   Morin,    Inc.
                                    (executive   outplacement);    Director   of
                                    Connecticut   Natural  Gas   Corpora   tion,
                                    Hartford    Hospital,    Old   State   House
                                    Association,   Middlesex   Mutual  Assurance
                                    Company,  and  Enhance  Financial  Services,
                                    Inc.; Chairman, Board of Trustees,  Hartford
                                    Graduate Center;  Trustee,  Greater Hartford
                                    YMCA;  former  Director,  Vice  Chairman and
                                    Chief  Investment  Officer,   The  Travelers
                                    Corporation;         former         Trustee,
                                    Kingswood-Oxford School; and former Managing
                                    Director  and  Consultant,  Russell  Miller,
                                    Inc.

ANDREW  J. SIMONS:                  Trustee of the Fund;  Trustee or
                                    Director of all other funds in the  Keystone
                                    Families of Funds; Partner,  Farrell, Fritz,
                                    Caemmerer,  Cleary,  Barnosky  &  Armentano,
                                    P.C.;  Adjunct  Professor  of Law and former
                                    Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro
                                    College School of Law; and former President,
                                    Nassau County Bar Association.

JOHN  J.  PILEGGI:                  President and Treasurer of the
                                    Fund; President and Treasurer of all other funds in the Keystone Families of Funds;
                                    President and Treasurer of all of the funds in the Evergreen Family of Funds; Senior
                                    Managing  Director,  Furman  Selz LLC  since
                                    1992;  Managing  Director from 1984 to 1992;
                                    Consultant  to  BISYS  Fund  Services  since
                                    1996; 230 Park Avenue,  Suite 910, New York,
                                    NY.

GEORGE  O.   MARTINEZ:              Secretary   of  the   Fund;
                                    Secretary of all other funds in the Keystone
                                    Families  of  Funds;  Secretary  of all  the
                                    funds  in the  Evergreen  Family  of  Funds;
                                    Senior  Vice   President   and  Director  of
                                    Administration   and  Regulatory   Services,
                                    BISYS       Fund       Services;        Vice
                                    President/Assistant     General     Counsel,
                                    Alliance  Capital  Management  from  1988 to
                                    1995; 3435 Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         For the fiscal year ended December 31, 1996, none of the affiliated or Independent Trustees and officers of the Fund received any direct remuneration from the Fund. For the year ending December 31, 1996, fees paid to Independent Trustees on a fund complex wide basis (which included approximately 60 mutual funds) were approximately $846,350. On March 29, 1996, the Trustees and officers of the Fund, as a group, beneficially owned less than 1% of the Fund's then outstanding shares.

         Except as set forth above, the address of all the Fund's Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the fiscal period of January 1, 1996 through December 31, 1996 is the aggregate compensation paid to such Trustee by the Evergreen-Keystone Funds:

                                Aggregate                  Total Compensation
                                Compensation               From Registrant
                                from                       and Fund Complex
Name                            Registrant                 Pd. To Trustee

James S. Howell                 $0                         $66,000
Russell A Salton,III M.D.       $0                         $61,000
Michael S. Scofield             $0                         $61,000




                               INVESTMENT ADVISER


         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "First Union Keystone, Inc." and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the Acquisition, acted as the Fund's investment manager, no longer acts as such to the Fund. Keystone currently provides the Fund with all the services that may previously have been provided by Keystone Management.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996, belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plans;
(8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund;
(12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and (14) charges and expenses of filing annual and other reports with the Commission and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee at the end of each month for its services consisting of (i) an amount calculated as set forth below:
                                                            Aggregate Net Asset
Management                                                  Value of the Shares
Fee                           Income                           of the Fund
--------------------------------------------------------------------------


0.50% of the next          2.0% of Gross Dividend      $ 100,000,000, plus
0.45% of the next          and Interest Income Plus    $ 100,000,000, plus
0.40% of the next                                      $ 100,000,000, plus
0.35% of the next                                      $ 100,000,000, plus
0.30% of the next                                      $ 100,000,000, plus
0.25% of amounts over                                  $ 500,000.000;

and (ii) an amount equal to the amount of the reimbursable expenses of Keystone accrued during such calendar month.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.

--------------------------------------------------------------------------------


                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------


         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces EKIS as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.


--------------------------------------------------------------------------------


                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------


         BISYS, or an affiliate, provides officers and certain administrative services to the Fund pursuant to a sub-administration agreement. For its services under that agreement, BISYS will receive from Keystone an annual fee at the maximum annual rate of 0.01% of the average daily net assets of the Fund.

                              DECLARATION OF TRUST


         The Fund is a Massachusetts business trust originally established under a Declaration of Trust dated April 12, 1977, as amended and restated on July 27, 1993 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. This summary is qualified in its entirety by reference to the Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest and the creation of additional series and/or classes of series of Fund shares. Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of their class of Fund shares. Shareholders shall have no preemptive or conversion rights. Shares are transferable. The Fund currently intends to issue only one class of shares.

Shareholder Liability

         Pursuant to court decisions or other theories of law, shareholders of a Massachusetts business trust could possibly be held personally liable as partners for the obligations of the Fund. The possibility of Fund shareholders incurring financial loss for that reason appears remote, however, because the Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Fund's Board of Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

Voting Rights

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. There shall be no cumulative voting in the election of Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law or until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholder's meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely unless otherwise required by law and may appoint successor Trustees. A Trustee may cease to hold office or may be removed from office (as the case may be) (1) at any time by a two-thirds vote of the remaining Trustees;
(2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by any reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


--------------------------------------------------------------------------------


                                    EXPENSES

--------------------------------------------------------------------------------


Investment Advisory Fees

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by (1) the Fund to Keystone Management, the Fund's former investment manager, for investment management and administrative services rendered and (2) by Keystone Management to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."


Fiscal Year ended
December 31,                   Total Management                   Percent of Fund's
1996                           Fee Paid                           Average Net Assets
-------------------------      ----------------------------       ----------------------------      -----------------------
                               $6,642,609                         0.42%

                               Fee Paid to Keystone                                                 Fee Paid to
                               Management under                                                     Keystone under
                               the Management                                                       the Advisory
                               Agreement                                                            Agreement
                               ----------------------------                                         -----------------------

                               $6,272,478                                                           $5,646,218



Period of 12/12/96
 to 12/31/96                                                                                        $370,131
                                Percent of Fund's
                               Fee Paid to Keystone               Average Net Assets                Fee Paid to
                               Management under                   represented by                    Keystone under
Fiscal Year Ended              the Management                     Keystone                          the Advisory
December  31,                  Agreement                          Management's Fee                  Agreement
-------------------------      ----------------------------       ----------------------------      -----------------------
1995                           $5,327,202                         0.44%                             $4,528,122

1994                           $5,941,545                         0.43%                             $5,050,313

Distribution Plan Expenses

         For the fiscal year ended December 31, 1996, the Fund paid $4,706,968 to EKIS under its Distribution Plan. For more information, see "Distribution Plan."

         Underwriting Commissions For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions distribution fees plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD and/or EKIS. For more information, see "Principal Underwriter" and "Sales Charges."

                                                                               Aggregate Dollar Amount of
Fiscal Year Ended               Aggregate Dollar Amount of                     Underwriting Commissions
December 31,                    Underwriting Commissions                       Retained by EKIS and/or EKD
--------------------------      ----------------------------------------       -----------------------------------------
1996                            $2,402,158                                     $632,014
1995                            $2,537,213                                     $845,504
1994                            $10,904,376                                    $9,742,842

Brokerage Commissions

     The Fund paid no brokerage commissions for the fiscal years ended December 31, 1996, 1995 and 1994.


--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


         The Fund's financial statements for the fiscal year ended December 31, 1996, and the report thereon of KPMG Peat Marwick LLP, are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission pursuant to Section 30(d) of the 1940 Act and Rule 30d-1 thereunder.

         You may obtain a copy of the Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.



                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS


         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over the one-, five- and ten-year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five or ten year periods.

         The annual total return of the Fund for the one year period ended December 31, 1996, including applicable sales charge, was 0.21%. The average annual returns for the five- and ten-years ended December 31, 1996 were 5.91% and 6.64%, respectively (including contingent deferred sales charge).

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The current yield for the 30-day period ended December 31, 1996 was 5.09%.
      Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after tax-basis a tax exempt yield. The tax equivalent yield for an investor in the 31% federal tax bracket for the 30-day period ended December 31, 1996 was 7.38%.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION


         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         As of April 1, 1997, Merrill Lynch Pierce Fenner & Smith, For Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd Floor, Jacksonville, FL 32246-6484 owned of record 12.97% of the Fund's outstanding shares.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information, or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         For information on taxes, particularly with respect to dividends and the Fund's qualifications as a registered investment company, please refer to the section of your prospectus entitled "Dividends and Taxes."

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

                               Evergreen Keystone

                               National Tax Free
                                     Funds

               (Photo of mountain and stream surrounded by trees)

                               1997 Annual Report

                               Evergreen Keystone
                   (logo)            FUNDS            (logo)

(logo)                         EVERGREEN KEYSTONE

                               TABLE OF CONTENTS


Letter to Shareholders...............................      1
Evergreen High Grade Tax Free Fund
  Fund at a Glance...................................      2
  Management Report..................................      3

Evergreen Short-Intermediate Municipal Fund
  Fund at a Glance...................................      4
  Management Report..................................      5
Keystone Tax Free Income Fund
  Fund at a Glance...................................      6
  Management Report..................................      7
Growth of Investments................................      8
Financial Highlights
  Evergreen High Grade Tax Free Fund.................      9
  Evergreen Short-Intermediate Municipal Fund........     11
  Keystone Tax Free Income Fund......................     13
Schedule of Investments
  Evergreen High Grade Tax Free Fund.................     16
  Evergreen Short-Intermediate Municipal Fund........     20
  Keystone Tax Free Income Fund......................     22
Statements of Assets and Liabilities.................     27
Statements of Operations.............................     28
Statements of Changes in Net Assets..................     30
Combined Notes to Financial Statements...............     33
Report of Independent Accountants-- Price Waterhouse
  LLP................................................     39
Independent Auditors' Report-- KPMG Peat Marwick
  LLP................................................     41

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                              EVERGREEN KEYSTONE
                                                                         (logo)
                             LETTER TO SHAREHOLDERS
                                   July 1997

                           (Photo of William M. Ennis)

                                WILLIAM M. ENNIS

Dear Shareholders:

They don't have the glamour or the impressive recent returns of stock funds, but municipal bond funds quietly have been doing their job for the past three years. In fact, the average annual return of the Lehman Brothers Municipal Bond Index for the three years that ended on May 31, 1997 was 7.32%. Considering the tax advantages and relatively low volatility of municipal bonds and the modest inflation we have been enjoying, that is nothing to ignore. In fact, on May 31, the average AAA-rated 30-year municipal bond was yielding 5.50%. For investors in the 31% federal income tax bracket, that's equivalent to a before-federal-taxes yield of 7.97% on a taxable bond at a time when the 30-year Treasury bond was yielding less than 7%.

The outlook for municipal bonds is no less encouraging. Thanks to factors that include the careful monetary policy of the Federal Reserve Board and the increasing productivity of American industry, we continue to expect a sustained economic environment of moderate growth, contained inflation, low unemployment, and stable interest rates. That is an ideal climate for bond investing in general, and municipal bond investing in particular, especially considering the rather limited supply of new municipal bonds available in the market. During 1996, new municipal bond issuance totaled $185 billion, compared to the $292 billion peak in 1993. In the face of this limited supply, an increase in demand for municipal bonds could have a favorable impact on performance.

It is easy to believe we could see an increase in demand. As stock market prices reach record highs in late spring and early summer, it makes more and more sense for investors to allocate at least a portion of their portfolios into bond funds. That makes sense for both diversification purposes and for risk reduction reasons. For investors in higher income tax brackets, municipal bond funds make even more sense. At Evergreen Keystone, we also believe it is important for investors to remain in close touch with their professional advisers for guidance on changing markets and strategies.

I am delighted to inform you that Evergreen Keystone successfully integrated all service functions of the Evergreen and Keystone Funds in early May. This means that you now have full exchange privileges among all Evergreen and Keystone America Funds. In addition, you will be receiving the top-flight shareholder service that earned Evergreen Keystone the 1996 Dalbar Quality Tested Service Seal, the highest award for mutual fund service presented by Dalbar, an independent mutual fund survey and rating firm.

In the following pages, Evergreen Keystone investment professionals will give you more detailed information about the investment environment and the strategies employed in managing your funds. You will notice that this annual report is a departure from past reports in format. It represents the effort of Evergreen Keystone Funds to provide honest, thoughtful reports and to present them in a format that is attractive and makes information easily accessible. We are very interested in hearing your thoughts on this new format, and we welcome any suggestions you may have.

                                         Sincerely,

                                         /s/ William M. Ennis
                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

(logo)                              EVERGREEN
                             HIGH GRADE TAX FREE FUND

                                FUND-AT-A-GLANCE
                               As of May 31, 1997

ONE YEAR PERFORMANCE             CLASS A      CLASS B       CLASS Y
One year with sales charge        1.90%        1.19%        7.25%
One year w/o sales charge         6.99%        6.19%        7.25%
One year dividends per share      50.2(cents)  42.1(cents)  52.0(cents)
30-day SEC Yield
  (as of 5/31/97)                 4.19%        3.63%        4.66%


AVERAGE
ANNUAL RETURNS**                 CLASS A  CLASS B  CLASS Y
Three years                       5.11%   5.16%    7.10%
Five years                        5.75%    N/A      N/A
Since Inception*                  6.00%   5.13%    5.11%

CUMULATIVE RETURNS**             CLASS A  CLASS B  CLASS Y
Nine months w/o sales charge      5.13%    4.55%    5.32%
Three years                      16.13%   16.30%   22.83%
Five years                       32.24%     N/A      N/A
Since Inception*                 36.01%   24.55%   17.64%

 * CLASS A BEGAN 2/21/92; CLASS B BEGAN 1/11/93;
   CLASS Y BEGAN 2/28/94

** ALL RETURNS INCLUDE THE MAXIMUM SALES CHARGE, IF APPLICABLE.

PORTFOLIO CHARACTERISTICS              MAY 31, 1997
Total Net Assets (all classes)  $102.1 million
Average Credit Quality          AAA
Average Maturity                12.3 years
Average Duration                8.2 years

PORTFOLIO COMPOSITION                                               MAY 31, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)


(Pie chart appears here with the following plot points.)

Hospital                 14.8%
Ports                     9.4%
Industrial Development
  (pollution control)      8.5%
Electric                  8.0%
General Obligation
  (schools)               8.8%
Water/Sewer               6.5%
Airport                   6.2%
Industrial Development    5.3%
Housing                   4.9%
Pre-refunded              4.6%
General Obligation
  (municipalities)        3.8%
General Obligation        3.8%
Toll Roads                3.3%
Other                    12.1%

PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Evergreen High Grade Tax Free Fund seeks income exempt from federal income taxes while conserving capital. Income may be subject to local taxes and the Federal Alternative Minimum Tax for certain investors.

STRATEGY
The Fund seeks its objective by investing in insured municipal securities and municipal securities rated high grade by independent bond rating services. The portfolio management team will, in seeking the Fund's objectives, buy and sell securities to effect changes in portfolio maturities and to change allocations among different sectors. Insured bonds are bonds insured as to timely payment of principal and interest. The Fund itself is not insured, nor is the value of its shares guaranteed. Insured bonds must be insured by a municipal bond insurance company which is rated AAA by Standard & Poors Ratings Group (S&P) and/or Aaa by Moody's Investors Service, Inc., (Moody's). Bonds that are considered high grade are rated A or better by S&P or Moody's or, if unrated, are considered of comparable quality as determined by the Fund's investment advisor.

PORTFOLIO MANAGEMENT TEAM

(Photo of         James T. Colby, III, the Senior Portfolio Manager, is a Vice
James T. Colby,   President and Senior Portfolio Manager of Evergreen Asset
III)              Management. He also is Senior Portfolio Manager for Evergreen
                  U.S. Government Securities Fund and is co-manager of the Evergreen Tax Strategic Foundation Fund. Prior to joining
                  Evergreen in 1992, Mr. Colby was Vice President and Senior
                  Portfolio Manager for $5 billion in tax-exempt holdings at American Express. Mr. Colby also has served in portfolio management capacities at Marinvest, a subsidiary of Marine
                  Midland Bank. He is a graduate of Brown University, and holds an MBA from Hofstra University. In 1996, Mr. Colby was
                  Chairman of the Municipal Bond Buyers Conference.

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
                                                                         (logo)
                               MANAGEMENT REPORT

                                   July 1997

Dear Fellow Shareholders:

We are pleased to report on Evergreen High Grade Tax Free Fund for the fiscal period that ended on May 31, 1997. You may recall that you recently received a semiannual report for the six-month period that ended on February 28, 1997. We have changed your Fund's fiscal year so it now will end each May 31. This is part of an effort by Evergreen Keystone Funds to streamline, and increase the efficiency of, fund administration. Funds with similar investment objectives, in this case national tax free funds, are placed on the same fiscal year cycle. Information about these funds will be presented in common annual and semi-annual reports. The next report you will receive will be a semiannual report for the period ending November 30, 1997. You should expect to receive it in January 1998.

PERFORMANCE

We believe your Fund performed well as a high quality municipal bond fund during a period marked by short-term interest rate volatility. The charts and tables on page 2 provide a comprehensive view of the performance for the fiscal period, as well as since each class of shares began.

STRATEGY

Evergreen High Grade Tax Free Fund is managed with a long-term view, with the goal of providing federally tax-free income from insured and high quality municipal bonds while protecting principal. We do not structure the portfolio in anticipation of short-term movements in interest rates, but try to employ strategies that build value over time based on longer-term trends in the municipal bond market. The nine-month period that ended on May 31 was a generally favorable period for municipal bond investing. During this period, we kept the maturities of bonds in the portfolio relatively consistent, with average maturities remaining in the 12-to-16 year range, and average duration in the 7-to-9-year range. This policy proved successful during a time when long-term interest rates, despite some short-term volatility, remained in a consistent trading range of 6 1/2% to 7%.

Your Fund is required to invest at least 65% of net assets in high grade municipal bonds. In fact, the Fund held 87% of net assets in insured municipal bonds, with 95% of net assets AAA-rated at the end of the period. The bonds are insured for the timely payment of principal and interest. The value of insured bonds can fluctuate. The Fund itself is not insured. The Fund does not search for opportunities among bonds that are below investment grade.

Evergreen High Grade Tax Free Fund invests in different sectors of the market based upon evolving trends. For example, two sectors-- the hospital/health care and the electric utility sectors-- have experienced changes which affected portfolio strategy recently. In the hospital sector, the process of consolidation has left behind the weaker institutions which we have pointedly avoided. We hold only the dominant regional facilities or those aligned with strong national systems, which we believe have the strongest potential to survive the new era of competition. Accordingly, we have increased the Fund's allocation to 14.8% of the net assets. Conversely, the impact of deregulation and competition upon municipal utilities is less clear and we have decreased the Fund's allocation to this sector to 7.9%, though we will closely monitor important legislation pending in states on the east and west coasts which may soon set new strategic parameters for this sector. For comparison, three years ago this Fund's relative weightings of these two sectors would have been reversed.

OUTLOOK

Looking ahead, we continue to see a favorable investment environment for municipal bonds. We anticipate long-term interest rates, as represented by the benchmark 30-year U.S. Treasury Bond, to trade in the 6-to-7% range, with relatively firm economic growth and stable inflation.

Within this environment, we will continue our strategy of seeking to provide as reasonable a yield as is possible, without assuming significant market risks by extending maturities. At the same time, we will continue to monitor changes in the municipal bond industry and put in place further strategies that have the potential to benefit from evolving trends.

Thank you for your support of the Evergreen High Grade Tax Free Fund.

Sincerely,

/s/ James T. Colby, III
JAMES T. COLBY, III
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER
Evergreen Asset Management Corp.

                                    EVERGREEN
(logo)                    SHORT-INTERMEDIATE MUNICIPAL FUND

                                FUND-AT-A-GLANCE
                               As of May 31, 1997

     ONE YEAR PERFORMANCE       CLASS A        CLASS B      CLASS Y
One year with sales charge        0.92%        1.51%        4.62%
One year w/o sales charge         4.31%        3.49%        4.62%
One year dividends per share      39.7(cents)  30.7(cents)  40.7  (cents)
30-day SEC Yield
  (as of 5/31/97)                 3.74%        2.94%        3.93%


AVERAGE
ANNUAL RETURNS**                CLASS A   CLASS B  CLASS Y
Three years                        N/A      N/A     3.95%
Five years                         N/A      N/A     4.44%
Since Inception*                  3.40%    2.76%    4.88%

     CUMULATIVE RETURNS**       CLASS A   CLASS B  CLASS Y
Nine months w/o sales charge      3.08%    2.49%    3.36%
Three years                        N/A      N/A    12.33%
Five years                         N/A      N/A    24.26%
Since Inception*                  8.38%    6.76%   30.24%

 * CLASSES A AND B BEGAN 1/5/95; CLASS Y BEGAN 7/17/91. SINCE
  INCEPTION RETURN FOR CLASS Y SHARES REFLECTS TOTAL RETURN FROM
  11/18/91 WHEN THE FUND CHANGED TO A FLUCTUATING NET ASSET VALUE FUND.

** ALL RETURNS INCLUDE THE MAXIMUM SALES CHARGE, IF APPLICABLE.

PORTFOLIO CHARACTERISTICS              MAY 31, 1997
Total Net Assets (all classes)  $45.1 million
Average Credit Quality          AA
Average Maturity                2.7 years
Average Duration                2.4 years

PORTFOLIO QUALITY                                                   MAY 31, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

NR                  2.25%
AAA                45.52%
AA                 37.37%
A                  12.63%
BBB                 2.23%

PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Evergreen Short-Intermediate Municipal Fund seeks income that is exempt from federal income taxes, while preserving capital. Income may be subject to local taxes and the Federal Alternative Minimum Tax for certain investors.

STRATEGY
The Fund invests in high-quality and upper medium-quality municipal bonds. The average maturity of bonds in the portfolio is expected to be between two and five years.

PORTFOLIO MANAGEMENT TEAM

(Photo of Steven  Steven C. Shachat, Portfolio Manager of Evergreen
C. Shachat)       Short-Intermediate Municipal Fund, has been a member of the investment team of Evergreen Asset Management team since 1988, concentrating on short-term tax exempt investments. He also is manager of the Evergreen Tax-Exempt Money Market Fund and the Evergreen Short-Intermediate Municipal Fund-California. Prior to joining Evergreen, Mr. Shachat served at Mitchell Hutchins
                  Asset Management, Inc., a subsidiary of Paine Webber, Inc., as a Portfolio Manager in the tax-exempt area. Earlier, he served at Donald Sheldon & Co., a firm specializing in tax-exempt securities. Mr. Shachat is a graduate of Boston University.

                                    EVERGREEN
                        SHORT-INTERMEDIATE MUNICIPAL FUND
                                                                         (logo)
                               MANAGEMENT REPORT

                                   July 1997

Dear Fellow Shareholders:

We are pleased to report on Evergreen Short-Intermediate Municipal Fund for the fiscal period that ended on May 31, 1997. You may recall that you recently received a semiannual report for the six-month period that ended on February 28, 1997. We have changed your Fund's fiscal year so that it now will end each May
31. This is part of an effort by Evergreen Keystone Funds to streamline, and increase the efficiency of, fund administration. Funds with similar investment objectives, in this case national tax free funds, are placed on the same fiscal year cycle. Information about these funds will be presented in common annual and semiannual reports. The next report you will receive will be a semiannual report for the period ending November 30, 1997. You should expect to receive it in January 1998.

PERFORMANCE

We believe the Fund performed satisfactorily, consistent with its objective, which is to seek to provide as high a level of income, exempt from federal income taxes other than the alternative minimum tax, as is consistent with preserving capital and providing liquidity. The tables on page 4 provide a comprehensive view of the performance for the fiscal period, as well as since each class of shares began.

STRATEGY

Evergreen Short-Intermediate Municipal Fund, in the face of a significant amount of near-term interest rate volatility, maintained a laddered structure of its portfolio securities. This strategy, which seeks to maintain as stable a price as possible, is one in which the maturities of the portfolio are spread throughout the range in which the Fund invests. There is not an over-emphasis on securities that are on either the long end or the short end of the range. The allocation of the maturity dates of the Fund's portfolio securities is illustrated in the pie chart on this page. As interest rates changed during the period, your Fund was able to use the proceeds from the minority of securities which had matured to re-invest at current market rates.

An additional factor which contributed to your Fund's dividend income was the employment of a strategy to seek opportunities in sectors that we believed may have been undervalued. One example is the healthcare sector, where a series of consolidations and mergers among hospitals and other health care delivery institutions have

PORTFOLIO MATURITIES                                                MAY 31, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

0-1 years               17  %
1-2 years               19.8%
2-3 years               11.8%
3-4 years               21.4%
4-5 years               24.4%
5-7 years                5.6%

PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

helped some previously weaker institutions become stronger. This made bonds issued by these institutions more attractive, given the institutions' new strength. Another area in which we increased the Fund's emphasis was in general obligation bonds, backed by the full taxing ability of municipalities and other public agencies.

The Fund continues to maintain an emphasis on quality, with an average credit rating of AA at the end of the period.

OUTLOOK

We anticipate the demand for municipal bonds in the short-to-intermediate maturity range to continue to be strong. At a time of some uncertainty over the direction of interest rates, at least for the near term, investors appear to want to take a conservative approach and maintain short-to-intermediate term securities in their portfolios. We believe the potential implications are that these securities should continue to exhibit relatively stable prices because of the strong demand, but that yields available may not rise significantly.

Thank you for your support of Evergreen Short-Intermediate Municipal Fund.

Sincerely,
/s/ Steven C. Shachat
STEVEN C. SHACHAT
PORTFOLIO MANAGER
Evergreen Asset Management Corp.

                                     KEYSTONE
 (logo)                        TAX FREE INCOME FUND

                                FUND-AT-A-GLANCE
                               As of May 31, 1997

ONE YEAR PERFORMANCE             CLASS A       CLASS B      CLASS C
One year with sales charge        1.80%        1.03%        5.03%
One year w/o sales charge         6.88%        6.03%        6.03%
One year dividends per share      50.7(cents)  43.5(cents)  43.5  (cents)
30-day SEC Yield
  (as of 5/31/97)                 4.58%        4.05%        4.05%


AVERAGE
ANNUAL RETURNS**                 CLASS A  CLASS B  CLASS C
Three years                       4.39%    4.39%    5.26%
Five years                        4.64%     N/A      N/A
Ten years                         6.23%     N/A      N/A
Since Inception*                   N/A     3.84%    4.22%

CUMULATIVE RETURNS**             CLASS A  CLASS B  CLASS C
Six months w/o sales charge       1.34%    0.97%    0.97%
Three years                      13.75%   13.76%   16.63%
Five years                       25.44%     N/A      N/A
Ten years                        83.03%     N/A      N/A
Since Inception*                   N/A    17.73%   19.61%

 * CLASS A BEGAN 2/13/87. CLASS B AND CLASS C BEGAN 2/1/93.

** ALL RETURNS INCLUDE THE MAXIMUM SALES CHARGE, IF APPLICABLE. FOR CLASSES WITH
   MORE THAN 10-YEAR HISTORY, THE 10-YEAR HISTORY IS PRESENTED.

PORTFOLIO CHARACTERISTICS              MAY 31, 1997
Total Net Assets (all classes)  $113.3 million
Average Credit Quality          AA+
Average Maturity                17 years
Average Duration                8 years

PORTFOLIO QUALITY                                                   MAY 31, 1997
(AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

AAA                 62.8%
NR                   5.0%
A                    9.5%
AA                  10.5%
BBB                 12.2%


PORTFOLIO ALLOCATIONS ARE SUBJECT TO CHANGE.

OBJECTIVE
Keystone Tax Free Income Fund seeks the highest possible current income exempt from federal taxes, while preserving capital. Income may be subject to local taxes and the Federal Alternative Minimum Tax for certain investors.

STRATEGY
The Fund invests in high quality municipal bonds from different regions of the country. In pursuing the Fund's objective, the portfolio management team may make adjustments in the portfolio's maturity, asset allocation among sectors, or credit quality. When targeting investments, the portfolio management team seeks out bonds that meet high standards for safety and creditworthiness. These bonds are principally rated within the four highest grades by established rating agencies. Keystone's fixed income analysts also conduct extensive in-house research and regularly monitor bonds in the portfolio.

PORTFOLIO MANAGEMENT
(Photo of Betsy   Betsy A. Hutchings, a Senior Vice President and Group Leader
A. Hutchings)     of the Municipal Bond Team of Keystone Investment Management
                  Company, is Portfolio Manager of the Fund. A professional with more than 15 years' experience in investment management, Ms.
                  Hutchings also is Portfolio Manager of Keystone Tax Free Fund.
                  Prior to joining Keystone in 1988, Ms. Hutchings served in portfolio management and research positions at Scudder Stevens
                  & Clark, New York, and John Nuveen & Co., Chicago. Ms.
                  Hutchings is active in the Boston Municipal Analysts Forum and the Municipal Bond Buyers Conference. She is a graduate of Wheaton College.

                                     KEYSTONE
                               TAX FREE INCOME FUND
                                                                         (logo)
                               MANAGEMENT REPORT

                                   July 1997

Dear Shareholders:
We are pleased to report on Keystone Tax Free Income Fund for the fiscal period that ended on May 31, 1997. You may recall that you recently received an annual report for the fiscal period that ended November 30, 1996. We have changed your Fund's fiscal year so that it will now end each May 31. This is part of an effort by Evergreen Keystone Funds to streamline, and increase the efficiency of, fund administration. Funds with similar investment objectives, in this case national tax free funds, are being placed on the same fiscal year cycle, and information about these funds will be presented in common annual and semi-annual reports. The next report you will receive will be a semi-annual report for the period ending November 30, 1997. You should expect to receive it in January 1998.
PERFORMANCE
We believe your Fund performed satisfactorily in a challenging interest rate environment over the past six months. During this period, rates moved down and then up before ending at approximately the same point as they began. The bond market in general was vigilant about a possible pickup of inflation and the potential of higher interest rates. In fact, after interest rates fell during late 1996 and very early 1997, they started to rise again in February and March, hurting the prices of bonds in general, including municipal bonds.
STRATEGY
In this changing environment, we managed your Fund conservatively, as we both shortened the overall maturity of portfolio holdings and upgraded the average quality of the bonds. At the same time as we were reducing the interest rate risk by selling longer maturity bonds into the market as rates were falling, we were also reducing credit risk by improving overall quality. This quality upgrade was achieved by paring back BBB-rated and nonrated bonds and using the proceeds to buy higher quality holdings, principally AAA-rated bonds. During the past 12 months, the percentage of AAA-rated holdings in the portfolio went from 40% to 54%.
Through the full 12-month period, the average maturity of bond holdings was reduced from 18.5 years to 17 years, while the average credit quality was increased from AA- to AA+.
We pursued these tactics with two objectives:
(Bullet) To lock-in gains through the sale of bonds that had performed well. (Bullet) To position the Fund more defensively by lowering both interest rate risk and credit risk.
OUTLOOK
Looking forward, we are positive about the investment environment for municipal bonds. On a technical basis, the demand for bonds is strong, with a relatively limited

PORTFOLIO COMPOSITION                                               MAY 31, 1997
(AS A PERCENTAGE OF NET ASSETS)

(Pie chart appears with the following plot points)

General Obligations               16.6%
Hospital                          14.0%
Water & Sewer                     12.9%
Electric                           8.5%
Transportation                     8.0%
Industrial Development
  (pollution control)              7.1%
Pre-Refunded                       6.9%
Housing                            6.5%
Education                          6.4%
Airports                           4.8%
Solid Waste                        1.3%
Other                              7.0%


supply of available bonds as public agencies in general have been restrained in borrowing. On an after-tax, after-inflation basis, municipal bonds continue to appear to be an attractive value. At the close of the period, for example, an AA-rated 30-year municipal bond was yielding 85% of the yield of a 30-year Treasury bond.
On a fundamental economic basis, the overall economy is growing at a moderate basis, with inflation well under control. Shorter-term, fixed income investors can be expected to continue to watch nervously for signs of inflation, and there may be some month-to-month interest rate volatility. Longer term, we see more reason for stability in interest rates, as it appears that the policies of the Federal Reserve Board have been successful in keeping inflation well under control.
With this outlook, we continue to emphasize the income from higher quality bonds in the 15-to-20-year maturity range and to be guardedly optimistic.
Thank you for your support of Keystone Tax Free Income Fund.

Sincerely,

/s/ Albert H. Elfner, III
ALBERT H. ELFNER, III
CHAIRMAN
Keystone Investment Management Company

/s/ Betsy A. Hutchings
BETSY A. HUTCHINGS
SENIOR VICE PRESIDENT
HEAD, MUNICIPAL BOND GROUP
Keystone Investment Management Company

                                EVERGREEN KEYSTONE
(logo)
                             GROWTH OF INVESTMENTS

                       EVERGREEN HIGH GRADE TAX FREE FUND

Comparisons of a $10,000 investment in Evergreen High Grade Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Insured Bond Index (LBIBI) and the Consumer Price Index (CPI).

In Thousands

           Average Annual Total Returns
             1 Year        5 Year        Life of Class
Class A      1.90%         5.75%             6.00%
Class B      1.19%         --                5.13%
Class Y      7.25%         --                5.11%

(Line graph appears here with the following plot points.)

                2/92     5/92      5/93      5/94      5/95      5/96      5/97
Class A Shares  (PLEASE FILL IN)                                         $13,601
CPI             (PLEASE FILL IN)                                         $11,591
LBIBI           (PLEASE FILL IN)                                         $14,607

Past performance is no guarantee of future results. The performance of each class may vary baed on differences in loads and fees paid by the shareholder investing in the different classes. The Lehman Brothers Insured Bond Index is an unmanaged, market index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The Consumer Price Index, a measure of inflation, is through May 31, 1997.


                    EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

Comparisons of a $10,000 investment in Evergreen Short-Intermediate Municipal Fund, Class A shares, versus a similar investment in the Lehman Brothers 3 Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

In Thousands

           Average Annual Total Returns
             1 Year        5 Year        Life of Class
Class A      0.92%         --                3.40%
Class B      1.51%         --                2.76%
Class Y      4.62%         4.44%             4.88%

(Line graph appears here with the following plot points.)

                1/95     5/95      11/95      5/96      11/96      5/97
Class A Shares  (PLEASE FILL IN)                                  $10,695
CPI             (PLEASE FILL IN)                                  $10,838
LB3YMBI         (PLEASE FILL IN)                                  $11,560

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in the different classes. The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged, market index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The Consumer Price Index, a measure of inflation, is through May 31, 1997.



                          KEYSTONE TAX FREE INCOME FUND

Comparisons of a $10,000 investment in Keystone Tax Free Income Fund,
Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LMBI) and the Consumer Price Index (CPI).

In Thousands

           Average Annual Total Returns
             1 Year        5 Year     10 Year   Life of Class
Class A      1.80%         4.64%       6.23%        --
Class B      1.03%         --          --         3.84%
Class Y      5.03%         --          --         4.22%

(Line graph appears here with the following plot points.)

                5/97     5/88      5/89      5/90      5/91      5/92      5/93     5/94     5/95     5/96     5/97
Class A Shares  (PLEASE FILL IN)                                                                              $18,303
CPI             (PLEASE FILL IN)                                                                              $14,158
LMBI            (PLEASE FILI IN)                                                                              $22,346

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in the different classes. The Lehman Brothers Municipal Bond
Index is an unmanaged, market index. The index does not include transaction costs associated with buying and selling securities, nor any management fees. The Consumer Price Index, a measure of inflation, is through May 31, 1997.

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
                                                                         (logo)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             EIGHT
                                                                             MONTHS
                                           NINE MONTHS       YEAR ENDED      ENDED              YEAR ENDED
                                              ENDED          AUGUST 31,    AUGUST 31,          DECEMBER 31,
                                         MAY 31, 1997 (a)       1996        1995 (d)         1994        1993
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD...       $  10.72         $  10.69      $   9.79        $ 11.16    $  10.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.37             0.52          0.34           0.52        0.54
Net realized and unrealized gain
  (loss) on investments...............           0.17             0.03          0.90          (1.37)       0.81
Total from investment operations......           0.54             0.55          1.24          (0.85)       1.35
LESS DISTRIBUTIONS FROM:
Net investment income.................          (0.37)           (0.52)        (0.34)         (0.52)      (0.54)
Net realized gains on investments.....              0                0             0              0       (0.07)
Total distributions...................          (0.37)           (0.52)        (0.34)         (0.52)      (0.61)
NET ASSET VALUE END OF PERIOD.........       $  10.89         $  10.72      $  10.69        $  9.79    $  11.16
Total return (c)......................           5.13%            5.21%        12.83%         (7.71%)     13.25%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................           1.03%(b)         0.89%         1.06%(b)       1.01%       0.85%
  Total expenses excluding indirectly
    paid expenses.....................           1.03%(b)           --            --             --          --
  Total expenses excluding waivers and
    reimbursements....................           1.11%(b)         1.09%         1.09%(b)       1.02%       1.07%
  Net investment income...............           4.60%(b)         4.78%         4.93%(b)       5.04%       4.99%
Portfolio turnover rate...............            114%              65%           27%            53%         14%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................       $ 45,814         $ 50,569      $ 58,751        $57,676    $101,352

                                         FEBRUARY 21, 1992
                                           (COMMENCEMENT
                                        OF CLASS OPERATIONS)
                                              THROUGH
                                         DECEMBER 31, 1992
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD...        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................            0.51
Net realized and unrealized gain
  (loss) on investments...............            0.42
Total from investment operations......            0.93
LESS DISTRIBUTIONS FROM:
Net investment income.................           (0.51)
Net realized gains on investments.....               0
Total distributions...................           (0.51)
NET ASSET VALUE END OF PERIOD.........        $  10.42
Total return (c)......................            9.48%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................            0.49%(b)
  Total expenses excluding indirectly
    paid expenses.....................              --
  Total expenses excluding waivers and
    reimbursements....................            1.11%(b)
  Net investment income...............            5.79%(b)
Portfolio turnover rate...............               7%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................        $ 90,738

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
(logo)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 EIGHT MONTHS
                                            NINE MONTHS                              ENDED         YEAR ENDED
                                               ENDED            YEAR ENDED        AUGUST 31,      DECEMBER 31,
                                          MAY 31, 1997 (a)    AUGUST 31, 1996      1995 (d)           1994
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD....       $  10.72            $ 10.69           $  9.79         $  11.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................           0.31               0.44              0.29             0.46
Net realized and unrealized gain (loss)
  on investments.......................           0.17               0.03              0.90            (1.37)
Total from investment operations.......           0.48               0.47              1.19            (0.91)
LESS DISTRIBUTIONS FROM
Net investment income..................          (0.31)             (0.44)            (0.29)           (0.46)
Net realized gain on investments.......              0                  0                 0                0
Total Distributions....................          (0.31)             (0.44)            (0.29)           (0.46)
NET ASSET VALUE END OF PERIOD..........       $  10.89            $ 10.72           $ 10.69         $   9.79
Total return (c).......................           4.55%              4.42%            12.27%           (8.24%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................           1.78%(b)           1.64%             1.81%(b)         1.58%
  Total expenses excluding indirectly
    paid expenses......................           1.78%(b)             --                --               --
  Total expenses excluding waivers and
    reimbursements.....................           1.86%(b)           1.84%             1.84%(b)         1.59%
  Net investment income................           3.85%(b)           4.03%             4.18%(b)         4.47%
Portfolio turnover rate................            114%                65%               27%              53%
NET ASSETS END OF PERIOD
  (THOUSANDS)..........................       $ 31,874            $32,221           $34,206         $ 32,435

                                           JANUARY 11, 1993
                                             (COMMENCEMENT
                                         OF CLASS OPERATIONS)
                                               THROUGH
                                          DECEMBER 31, 1993
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD....        $  10.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................            0.47
Net realized and unrealized gain (loss)
  on investments.......................            0.81
Total from investment operations.......            1.28
LESS DISTRIBUTIONS FROM
Net investment income..................           (0.47)
Net realized gain on investments.......           (0.07)
Total Distributions....................           (0.54)
NET ASSET VALUE END OF PERIOD..........        $  11.16
Total return (c).......................           12.52%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................            1.35%(b)
  Total expenses excluding indirectly
    paid expenses......................              --
  Total expenses excluding waivers and
    reimbursements.....................            1.57%(b)
  Net investment income................            4.44%(b)
Portfolio turnover rate................              14%
NET ASSETS END OF PERIOD
  (THOUSANDS)..........................        $ 41,030

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

                                                                 NINE MONTHS          YEAR       EIGHT MONTHS
                                                                    ENDED            ENDED          ENDED
                                                                   MAY 31,         AUGUST 31,     AUGUST 31,
                                                                   1997 (a)           1996         1995 (c)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................       $  10.72         $  10.69       $   9.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.39             0.55           0.36
Net realized and unrealized gain (loss) on investments......           0.17             0.03           0.90
Total from investment operations............................           0.56             0.58           1.26
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME...............          (0.39)           (0.55)         (0.36)
NET ASSET VALUE END OF PERIOD...............................       $  10.89         $  10.72       $  10.69
Total return................................................           5.32%            5.47%         13.02%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           0.78%(b)         0.64%          0.81%(b)
  Total expenses excluding indirectly paid expenses.........           0.78%(b)           --             --
  Total expenses excluding waivers and reimbursements.......           0.86%(b)         0.84%          0.84%(b)
  Net investment income.....................................           4.85%(b)         5.03%          5.18%(b)
Portfolio turnover rate.....................................            114%              65%            27%
NET ASSETS END OF PERIOD (THOUSANDS)........................       $ 24,441         $ 25,112       $ 25,079

                                                               FEBRUARY 28, 1994
                                                                 (COMMENCEMENT
                                                              OF CLASS OPERATIONS)
                                                                    THROUGH
                                                               DECEMBER 31, 1994
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................         $10.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.46
Net realized and unrealized gain (loss) on investments......          (1.14)
Total from investment operations............................          (0.68)
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME...............          (0.46)
NET ASSET VALUE END OF PERIOD...............................         $ 9.79
Total return................................................          (6.29%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           0.76%(b)
  Total expenses excluding indirectly paid expenses.........             --
  Total expenses excluding waivers and reimbursements.......           0.77%(b)
  Net investment income.....................................           5.46%(b)
Portfolio turnover rate.....................................             53%
NET ASSETS END OF PERIOD (THOUSANDS)........................         $4,318

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                        SHORT-INTERMEDIATE MUNICIPAL FUND
                                                                         (logo)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  JANUARY 5, 1995
                                                                                                                   (COMMENCEMENT
                                                                           NINE MONTHS                          OF CLASS OPERATIONS)
                                                                              ENDED            YEAR ENDED             THROUGH
                                                                         MAY 31, 1997 (a)    AUGUST 31, 1996      AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD...................................        $10.08             $ 10.17               $ 9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................................          0.30                0.43                 0.30
Net realized and unrealized gain (loss) on investments................          0.01               (0.09)                0.20
Total from investment operations......................................          0.31                0.34                 0.50
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.........................         (0.30)              (0.43)               (0.30)
NET ASSET VALUE END OF PERIOD.........................................        $10.09             $ 10.08               $10.17
Total return (c)......................................................          3.08%               3.37%                5.09%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................................          0.84%(b)            0.80%                0.70%(b)
  Total expenses excluding indirectly paid expenses...................          0.83%(b)              --                   --
  Total expenses excluding waivers and reimbursements.................          0.96%(b)            1.11%                1.14%(b)
  Net investment income...............................................          3.94%(b)            4.05%                4.32%(b)
Portfolio turnover rate...............................................            34%                 29%                  80%
NET ASSETS END OF PERIOD (THOUSANDS)..................................        $6,072             $27,722               $6,820

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.

                                                                                                                  JANUARY 5, 1995
                                                                                                                   (COMMENCEMENT
                                                                           NINE MONTHS                          OF CLASS OPERATIONS)
                                                                              ENDED            YEAR ENDED             THROUGH
                                                                         MAY 31, 1997 (a)    AUGUST 31, 1996      AUGUST 31, 1995
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD...................................        $10.08             $ 10.17               $ 9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................................          0.23                0.34                 0.24
Net realized and unrealized gain (loss) on investments................          0.02               (0.09)                0.20
Total from investment operations......................................          0.25                0.25                 0.44
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.........................         (0.23)              (0.34)               (0.24)
NET ASSET VALUE END OF PERIOD.........................................        $10.10             $ 10.08               $10.17
Total return (c)......................................................          2.49%               2.44%                4.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................................          1.73%(b)            1.67%                1.58%(b)
  Total expenses excluding indirectly paid expenses...................          1.73%(b)              --                   --
  Total expenses excluding waivers and reimbursements.................          1.86%(b)            2.07%                2.26%(b)
  Net investment income...............................................          3.04%(b)            3.28%                3.50%(b)
Portfolio turnover rate...............................................            34%                 29%                  80%
NET ASSETS END OF PERIOD (THOUSANDS)..................................        $6,742             $ 7,413               $6,050

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                        SHORT-INTERMEDIATE MUNICIPAL FUND
(logo)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           NINE MONTHS
                                              ENDED                         YEAR ENDED AUGUST 31,
                                         MAY 31, 1997 (a)     1996       1995       1994       1993      1992 (c)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...       $  10.07        $ 10.17    $ 10.21    $ 10.58    $ 10.33    $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.30           0.43       0.46       0.47       0.49        0.51
Net realized and unrealized gain
  (loss) on investments...............           0.03          (0.10)     (0.04)     (0.32)      0.25        0.33
Total from investment operations......           0.33           0.33       0.42       0.15       0.74        0.84
LESS DISTRIBUTIONS FROM:
Net investment income.................          (0.30)         (0.43)     (0.46)     (0.47)     (0.49)      (0.51)
In excess of net investment income....              0              0          0      (0.03)         0           0
Net realized gain on investments......              0              0          0      (0.02)         0           0
Total distributions...................          (0.30)         (0.43)     (0.46)     (0.52)     (0.49)      (0.51)
NET ASSET VALUE END OF PERIOD.........       $  10.10        $ 10.07    $ 10.17    $ 10.21    $ 10.58    $  10.33
Total return..........................           3.36%          3.30%      4.20%      1.40%      7.40%       8.56%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................           0.74%(b)       0.70%      0.74%      0.58%      0.40%       0.17%
  Total expenses excluding indirectly
    paid expenses.....................           0.73%(b)         --         --         --         --          --
  Total expenses excluding waivers and
    reimbursements....................           0.86%(b)       0.90%      0.86%      0.83%      0.81%       0.86%
  Net investment income...............           4.04%(b)       4.27%      4.52%      4.54%      4.73%       4.85%
Portfolio turnover rate...............             34%            29%        80%        32%        37%         57%
NET ASSETS END OF PERIOD
  (THOUSANDS).........................       $ 32,293        $34,893    $40,581    $53,417    $66,607    $ 54,470

                                           JULY 17, 1991
                                           (COMMENCEMENT
                                        OF CLASS OPERATIONS)
                                              THROUGH
                                        AUGUST 31, 1991 (c)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD...         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.06
Net realized and unrealized gain
  (loss) on investments...............              0
Total from investment operations......           0.06
LESS DISTRIBUTIONS FROM:
Net investment income.................          (0.06)
In excess of net investment income....              0
Net realized gain on investments......              0
Total distributions...................          (0.06)
NET ASSET VALUE END OF PERIOD.........         $10.00
Total return..........................           0.62%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................           0.00%(b)
  Total expenses excluding indirectly
    paid expenses.....................             --
  Total expenses excluding waivers and
    reimbursements....................           1.40%(b)
  Net investment income...............           4.93%(b)
Portfolio turnover rate...............             --
NET ASSETS END OF PERIOD
  (THOUSANDS).........................         $4,025

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized
(c) On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares outstanding and the related per share data as of August 31, 1991 are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE
                               TAX FREE INCOME FUND
                                                                         (logo)
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          SIX MONTHS
                                                                            ENDED              YEAR ENDED NOVEMBER 30,
                                                                       MAY 31, 1997 (a)    1996 (f)    1995 (f)     1994
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................       $   9.90        $  10.05    $   8.93    $ 10.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................           0.24            0.51        0.51       0.51
Net realized and unrealized gain (loss) on investments and
  futures contracts.................................................          (0.11)          (0.14)       1.13      (1.28)
Total from investment operations....................................           0.13            0.37        1.64      (0.77)
LESS DISTRIBUTIONS FROM:
Net investment income...............................................          (0.24)          (0.52)      (0.51)     (0.52)
In excess of net investment income..................................          (0.01)              0(e)    (0.01)         0
Net realized gain on investments....................................              0               0           0          0
Tax basis return of capital.........................................              0               0           0      (0.03)
Total distributions.................................................          (0.25)          (0.52)      (0.52)     (0.55)
NET ASSET VALUE END OF PERIOD.......................................       $   9.78        $   9.90    $  10.05    $  8.93
Total return (c)....................................................           1.34%           3.83%      18.71%     (7.81%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................           1.19%(b)        1.13%       1.19%      1.13%
  Total expenses excluding indirectly paid expenses.................           1.18%(b)        1.12%       1.18%        --
  Net investment income.............................................           4.85%(b)        5.21%       5.35%      5.27%
Portfolio turnover rate.............................................             54%            128%         30%        98%
NET ASSETS END OF PERIOD (THOUSANDS)................................       $ 72,629        $ 82,425    $ 94,183    $95,691

                                                                      YEAR ENDED
                                                                     NOVEMBER 30,
                                                                        1993
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD.................................  $  10.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................      0.57
Net realized and unrealized gain (loss) on investments and
  futures contracts.................................................      0.36
Total from investment operations....................................      0.93
LESS DISTRIBUTIONS FROM:
Net investment income...............................................     (0.57)
In excess of net investment income..................................     (0.04)
Net realized gain on investments....................................     (0.24)
Tax basis return of capital.........................................         0
Total distributions.................................................     (0.85)
NET ASSET VALUE END OF PERIOD.......................................  $  10.25
Total return (c)....................................................      9.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................................      1.21%
  Total expenses excluding indirectly paid expenses.................        --
  Net investment income.............................................      5.40%
Portfolio turnover rate.............................................        47%
NET ASSETS END OF PERIOD (THOUSANDS)................................  $124,102

                                                                                                                   FEBRUARY 13, 1987
                                                                                                                     (COMMENCEMENT
                                                                       YEAR ENDED NOVEMBER 30,                     OF OPERATIONS) TO
                                                         1992        1991        1990        1989        1988      NOVEMBER 30, 1987
CLASS A SHARES (CONTINUED)
NET ASSET VALUE BEGINNING OF PERIOD.................   $  10.13    $   9.94    $  10.24    $   9.96    $   9.64         $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................       0.63        0.61        0.59        0.62        0.63            0.33
Net realized and unrealized gain (loss) on
  investments and futures contracts.................       0.30        0.31       (0.06)       0.34        0.37           (0.32)
Total from investment operations....................       0.93        0.92        0.53        0.96        1.00            0.01
LESS DISTRIBUTIONS FROM:
Net investment income...............................      (0.62)      (0.61)      (0.60)      (0.63)      (0.68)          (0.37)
In excess of net investment income..................          0           0       (0.03)          0           0               0
Net realized gain on investments....................      (0.27)      (0.12)      (0.20)      (0.05)          0               0
Tax basis return of capital.........................          0           0           0           0           0               0
Total distributions.................................      (0.89)      (0.73)      (0.83)      (0.68)      (0.68)          (0.37)
NET ASSET VALUE END OF PERIOD.......................   $  10.17    $  10.13    $   9.94    $  10.24    $   9.96         $  9.64
Total return (c)....................................       9.35%       9.59%       5.55%       9.97%      10.60%           0.17%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses....................................       1.25%       1.58%       1.66%       1.62%       1.57%           1.00%(d)
  Total expenses excluding indirectly paid
    expenses........................................         --          --          --          --          --              --
  Net investment income.............................       6.02%       5.95%       6.03%       6.15%       6.13%           6.85%(d)
Portfolio turnover rate.............................         32%         37%         42%         49%        109%             67%
NET ASSETS END OF PERIOD (THOUSANDS)................   $120,660    $133,524    $146,335    $162,013    $179,191         $16,090

(a) The Fund changed its fiscal year end from November 30 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to November 30, 1987.
(e) Reflects distributions in excess of net investment income which were under $0.01 per share.
(f) Calculation based on average shares outstanding.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE
                               TAX FREE INCOME FUND
(logo)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                    ENDED              YEAR ENDED NOVEMBER 30,
                                                               MAY 31, 1997 (a)    1996 (e)    1995 (e)     1994
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................       $   9.81        $   9.97    $   8.88    $ 10.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.19            0.44        0.44       0.45
Net realized and unrealized gain (loss) on investments and
  futures contracts.........................................          (0.10)          (0.16)       1.11      (1.29)
Total from investment operations............................           0.09            0.28        1.55      (0.84)
LESS DISTRIBUTIONS FROM:
Net investment income.......................................          (0.20)          (0.44)      (0.45)     (0.50)
In excess of net investment income..........................          (0.01)              0(d)    (0.01)         0
Net realized gain on investments............................              0               0           0          0
Tax basis return of capital.................................              0               0           0      (0.03)
Total distributions.........................................          (0.21)          (0.44)      (0.46)     (0.53)
NET ASSET VALUE END OF PERIOD...............................       $   9.69        $   9.81    $   9.97    $  8.88
Total return (c)............................................           0.97%           2.99%      17.84%     (8.43%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           1.95%(b)        1.90%       1.96%      1.88%
  Total expenses excluding indirectly paid expenses.........           1.94%(b)        1.89%       1.94%        --
  Net investment income.....................................           4.09%(b)        4.44%       4.59%      4.60%
Portfolio turnover rate.....................................             54%            128%         30%        98%
NET ASSETS END OF PERIOD (THOUSANDS)........................       $ 28,822        $ 33,063    $ 33,449    $28,860

                                                              FEBRUARY 1, 1993
                                                              (DATE OF INITIAL
                                                              PUBLIC OFFERING)
                                                              TO NOVEMBER 30,
                                                                    1993
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................      $  10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................          0.37
Net realized and unrealized gain (loss) on investments and
  futures contracts.........................................          0.30
Total from investment operations............................          0.67
LESS DISTRIBUTIONS FROM:
Net investment income.......................................         (0.37)
In excess of net investment income..........................         (0.08)
Net realized gain on investments............................         (0.24)
Tax basis return of capital.................................             0
Total distributions.........................................         (0.69)
NET ASSET VALUE END OF PERIOD...............................      $  10.25
Total return (c)............................................          6.59%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................          1.96%(b)
  Total expenses excluding indirectly paid expenses.........            --
  Net investment income.....................................          4.42%(b)
Portfolio turnover rate.....................................            47%
NET ASSETS END OF PERIOD (THOUSANDS)........................      $ 14,091

(a) The Fund changed its fiscal year end from November 30 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Reflects distributions in excess of net investment income which were under $0.01 per share.
(e) Calculation based on average shares outstanding.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE
                               TAX FREE INCOME FUND
                                                                         (logo)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                    ENDED              YEAR ENDED NOVEMBER 30,
                                                               MAY 31, 1997 (a)    1996 (e)    1995 (e)     1994
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................       $   9.81        $   9.97    $   8.88    $ 10.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................           0.18            0.41        0.44       0.43
Net realized and unrealized gain (loss) on investments and
  futures contracts.........................................          (0.09)          (0.13)       1.11      (1.27)
Total from investment operations............................           0.09            0.28        1.55      (0.84)
LESS DISTRIBUTIONS FROM:
Net investment income.......................................          (0.20)          (0.44)      (0.45)     (0.51)
In excess of net investment income..........................          (0.01)              0(d)    (0.01)         0
Net realized gain on investments............................              0               0           0          0
Tax basis return of capital.................................              0               0           0      (0.03)
Total distributions.........................................          (0.21)          (0.44)      (0.46)     (0.54)
NET ASSET VALUE END OF PERIOD...............................       $   9.69        $   9.81    $   9.97    $  8.88
Total return (c)............................................           0.97%           2.99%      17.84%     (8.52%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           1.95%(b)        1.90%       1.96%      1.89%
  Total expenses excluding indirectly paid expenses.........           1.94%(b)        1.89%       1.94%        --
  Net investment income.....................................           4.09%(b)        4.44%       4.59%      4.52%
Portfolio turnover rate.....................................             54%            128%         30%        98%
NET ASSETS END OF PERIOD (THOUSANDS)........................       $ 11,879        $ 13,769    $ 20,386    $23,230

                                                              FEBRUARY 1, 1993
                                                              (DATE OF INITIAL
                                                              PUBLIC OFFERING)
                                                              TO NOVEMBER 30,
                                                                    1993
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD.........................      $  10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................          0.37
Net realized and unrealized gain (loss) on investments and
  futures contracts.........................................          0.31
Total from investment operations............................          0.68
LESS DISTRIBUTIONS FROM:
Net investment income.......................................         (0.37)
In excess of net investment income..........................         (0.08)
Net realized gain on investments............................         (0.24)
Tax basis return of capital.................................             0
Total distributions.........................................         (0.69)
NET ASSET VALUE END OF PERIOD...............................      $  10.26
Total return (c)............................................          6.70%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................          1.94%(b)
  Total expenses excluding indirectly paid expenses.........            --
  Net investment income.....................................          4.41%(b)
Portfolio turnover rate.....................................            47%
NET ASSETS END OF PERIOD (THOUSANDS)........................      $ 27,261

(a) The Fund changed its fiscal year end from November 30 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Reflects distributions in excess of net investment income which were under $0.01 per share.
(e) Calculation based on average shares oustanding.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
(logo)
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE
LONG-TERM INVESTMENTS-- 97.4%
             ARIZONA-- 1.1%
$1,000,000   Creighton Elem. Sch. Dist.
               No. 14 of Maricopa Cnty.,
               Sch. Imp. Bonds (Proj. of
               1990), (Series C 1991),
               6.50%, 7/1/07, (FGIC)............. $  1,125,240
             CALIFORNIA-- 2.6%
 2,000,000   Redevelopment Agcy. of the
               City of San Jose Merged Area
               Redev. Proj., Tax Allocation
               Bonds, (Series 1993),
               6.00%, 8/1/15, (MBIA).............    2,144,880
   500,000   San Mateo Cnty. Joint Pwrs.
               Financing Auth. Lease RB
               (Capital Projs. Prog.), (1993
               Refunding Series A),
               6.50%, 7/1/16, (MBIA).............      560,505
                                                     2,705,385
             COLORADO-- 3.7%
             Arapahoe Cnty. Pub. Hwy.
               Auth. Capital Imp. Trust Fund
               Hwy. RB (E-470 Proj.):
 1,000,000   6.15%, 8/31/26, (MBIA)..............    1,053,890
             Sr. Current Interest Bonds,
 2,000,000   7.00%, 8/31/26......................    2,144,720
   500,000   School Dist. No. 1,
               City & Cnty. of Denver, GO
               Refunding Bonds, (Series
               1994A),
               6.50%, 6/1/10, (MBIA).............      560,370
                                                     3,758,980
             FLORIDA-- 1.1%
 1,000,000   Orange Cnty. Forida Hlth.
               Facs. Auth. Hosp. RB (Orlando
               Regional Healthcare Sys.),
               (Series 1996C),
               6.25%, 10/1/16, (MBIA)............    1,089,760
             GEORGIA-- 5.2%
   500,000   City of Atlanta Arpt. Facs.
               RRB, (Series 1994A),
               6.50%, 1/1/10, (AMBAC)............      557,990
 1,000,000   Metropolitan Atlanta Rapid
               Transit Auth. Georgia
               Refunding Second Indenture,
               (Series A),
               5.50%, 7/1/17, (MBIA).............      998,740

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             GEORGIA-- CONTINUED
             Municipal Elec. Auth. Georgia
               Spec. Oblig. Fifth Crossover
             Series Proj. One:
$1,000,000   6.40%, 1/1/13, (AMBAC).............. $  1,102,190
 2,400,000   6.50%, 1/1/17, (MBIA)...............    2,694,720
                                                     5,353,640
             HAWAII-- 3.7%
 2,500,000   Hawaii St., GO, (Series. CM),
               6.00%, 12/1/10, (FGIC)............    2,679,750
 1,000,000   State of Hawaii Arpt. Sys.
               RB, (Second Series of 1990),
               7.50%, 7/1/20, (FGIC).............    1,088,990
                                                     3,768,740
             IDAHO-- 0.9%
   845,000   Idaho Hsg. Agcy. Single
               Family Mtge. Bonds, (1994
               Series C-1 Sr. Bonds &
               Mezzanine Bonds),
               6.30%, 7/1/11.....................      869,657
             ILLINOIS-- 16.9%
 4,725,000   City of Chicago Wtr. RRB,
               (Series 1993),
               6.50%, 11/1/15, (FGIC)............    5,308,727
 2,150,000   City of Chicago GO Current
               Interest Bonds, (Proj. Series
               1995),
               6.13%, 1/1/16, (AMBAC)............    2,229,249
             Illinois Dev. Fin. Auth.
               Poll. Ctrl. RRB (Commonwealth
               Edison Co. Proj.):
             (Series 1991),
 2,000,000   7.25%, 6/1/11, (MBIA)...............    2,182,060
             (Series 1994D),
 3,000,000   6.75%, 3/1/15, (AMBAC)..............    3,293,160
 1,750,000   Illinois Hlth. Facs. Auth.
               Hlth. Facs. RRB (SSM Hlth.
               Care), (Series 1992AA),
               6.50%, 6/1/12, (MBIA).............    1,953,875
 5,625,000   Metropolitan Pier &
               Exposition Authority Illinois
               Refunding McCormick Place
               Expn, Project B, (Eff. Yield
               5.80%)(a),
               0.00%, 6/15/13, (MBIA)............    2,258,550
                                                    17,225,621

                                  (CONTINUED)

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
                                                                         (logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             INDIANA-- 3.5%
$ 1,000,000  Indiana Muni. Pwr. Agcy.,
             Pwr. Supply Sys. RRB, (1993
             Series B),
             6.00%, 1/1/13, (MBIA)............... $ 1,063,720
    700,000  Indiana Trans. Fin. Auth.
             Hwy. RB, (Series 1992A),
             6.80%, 12/1/16, (MBIA)..............     808,024

  1,500,000  Middle Sch. Bldg. Corp. of
             Lawrence Township of Marion
             Cnty., First Mtge. Bonds,
             6.88%, 7/5/11, (MBIA)...............    1,729,185
                                                     3,600,929

 1,000,000   LOUISIANA-- 1.3%
             Orleans Parish Louisiana,
               School Board RB
               9.05%, 2/1/10, (MBIA).............    1,339,390
 1,000,000   MAINE-- 1.1%
             Maine Turnpike Auth.,
               Turnpike RB, (Series 1994),
               7.13%, 7/1/08, (MBIA).............    1,171,010
 2,500,000   MARYLAND-- 2.4%
             Maryland St. GO, St. & Local
               Facilities, (First Series),
               5.00%, 3/1/10.....................    2,455,900

             MASSACHUSETTS-- 1.6%
   500,000   Massachusetts Hsg. Fin.
               Agcy., Hsg. Proj. RB, (1993
               Series A),
               6.15%, 10/1/15, (AMBAC)...........      508,015
 1,000,000     Massachusetts St., Refunding,
               (Series A),
               6.50%, 11/1/14, (AMBAC)...........    1,119,500
                                                     1,627,515

               MINNESOTA-- 0.5%
   490,000     Minnesota Hsg. Fin. Agcy.
               Single Family Mtge. Bonds,
               (1994 Series H),
               6.70%, 1/1/18.....................      514,397

PRINCIPAL
  AMOUNT                                             VALUE
LONG-TERM INVESTMENTS-- CONTINUED

             NEW MEXICO-- 1.0%

             City of Albuquerque, Arpt. RB:
             (Series 1995 A),
$  500,000   6.35%, 7/1/07, (AMBAC)..............  $   540,220
$  500,000   (Series 1995 B),
             7.00%, 7/1/16, (AMBAC)..............      501,170
                                                     1,041,390

NEW YORK-- 11.2%
 1,000,000     Albany Cnty., Arpt. Auth.
               Arpt. Rev.,
               5.25%, 12/15/10, (FSA)............     980,990
 1,500,000     New York St. Housing Finance
               Agency Revenue, (Series 1994 B),
               6.35%, 8/15/23, (AMBAC)...........   1,538,700
 2,590,000     New York St. Local Government
               Assistance Corporation RB,
               (Prerefunded @ $102), (Series B),
               7.38%, 4/1/01.....................   2,895,076
 5,000,000     Port Auth. New York & New
               Jersey Special Obligation
               (for JFK Intl. Arrivals
               Terminal),
               6.25%, 12/1/10, (MBIA)............  5,453,950
   500,000     The Port Auth. of New York &
               New Jersey Consolidated Bonds
               Fifth Installment,
               (Ninety-Seventh Series),
               6.50%, 7/15/19, (FGIC)............     529,900
                                                    11,398,616

             NORTH DAKOTA-- 3.0%
 3,000,000     Mercer Cnty. Poll. Ctrl. RRB
               (Basin Elec. Pwr.
               Cooperative-Antelope Valley
               Unit 1 & Common Facs.),
               (Second 1995 Series),
               6.05%, 1/1/19, (AMBAC)............    3,107,910

             OHIO-- 3.3%
 1,000,000   Board of Ed., Kings Local
               Sch. Dist. (City of Warren)
               Sch. Imp. Bonds (Unltd. Tax
               GO), (Series 1995),
               7.50%, 12/1/16, (FGIC)............     1,254,130
 1,500,000   City of Toledo, GO (Ltd. Tax)
               Hsg. Imp. Bonds (Macy's
               Proj.), (Series 1995A),
               6.35%, 12/1/25, (MBIA)............     1,580,835

                                  (CONTINUED)

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
(logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE


LONG-TERM INVESTMENTS-- CONTINUED
             OHIO-- CONTINUED
$  475,000   Ohio Hsg. Fin. Agcy.
               Residential Mtge. RB (GNMA
               Mortgage-Backed Securities
               Prog.), (1995 Series A-2),
               6.63%, 3/1/26.....................   $   490,252
                                                      3,325,217

             SOUTH CAROLINA-- 3.4%
 3,250,000     South Carolina St., Port
               Auth. RB, (Series 1991),
               6.63%, 7/1/11, (AMBAC)............     3,468,563
             SOUTH DAKOTA-- 4.2%
 4,000,000   South Dakota Hlth. & Edl.
               Facs. Auth. RRB (St. Luke's
               Midland Regional Med. Center
               Issue), (Series 1991),
               6.63%, 7/1/11, (MBIA).............     4,304,240
             TENNESSEE-- 3.1%
 1,200,000   The Hlth. & Edl. Facs. Board
               of the City of Bristol Hosp.
               RRB (Bristol Mem. Hosp.),
               (Series 1993),
               6.75%, 9/1/07, (FGIC).............     1,366,740
 1,700,000   The Hlth., Edl. & Hsg. Facs.
               Board of the Cnty. of Knox
               Hosp. RRB (Fort Sanders
               Alliance Obligated Group),
               (Series 1993),
               6.25%, 1/1/13, (MBIA).............     1,843,378
                                                      3,210,118

             TEXAS-- 4.4%
 1,500,000   City of Austin Arpt. Sys.
               Prior Lien RB, (Series 1995A),
               6.13%, 11/15/25, (MBIA)...........     1,533,060
 1,000,000   City of Houston Wtr.
               Conveyance Sys. Contract COP,
               (Series 1993H),
               7.50%, 12/15/14, (AMBAC)..........     1,221,290
 6,000,000   Harris County Texas, RB Toll
               Road, (Prerefunded @
               $53.836), (Eff. Yield 5.39%)(a),
               0.00%, 8/15/09, (AMBAC)...........     1,699,500
                                                      4,453,850


PRINCIPAL
  AMOUNT                                             VALUE

 LONG-TERM INVESTMENTS-- CONTINUED
             UTAH-- 3.6%
$2,500,000   Board of Ed. of Iron Cnty.
               Sch. Dist. GO Sch. Bldg.
               Bonds, (Series 1994),
               6.40%, 1/15/12, (MBIA)............   $2,675,325
 1,000,000   Salt Lake City, Salt Lake
               Cnty. Arpt. RB, (Series 1993A),
               6.00%, 12/1/12, (FGIC)............    1,030,860
                                                     3,706,185

             VIRGINIA-- 2.1%
2,000,000    Industrial Dev. Auth. of
               Hanover Hosp. RB (Mem.
               Regional Med. Center Proj. at
               Hanover Med. Park), (Series 1995),
               6.38%, 8/15/18, (MBIA)............    2,196,040

             WASHINGTON-- 2.6%
 2,500,000   City of Tacoma Elec. Sys.
               RRB, (Series 1994),
               6.25%, 1/1/15, (FGIC).............    2,619,825

             WEST VIRGINIA-- 0.5%
   500,000   West Virginia St. Hsg. Dev.
               Fund Hsg. Fin. (Series. A),
               6.05%, 5/1/27.....................      501,605

             WISCONSIN-- 7.3%
 4,500,000   City of Superior Ltd. Oblig.
               RRB (Midwest Energy Res. Co.
               Proj.), (Series E-1991),
               6.90%, 8/1/21, (FGIC).............    5,275,890
  2,000,000  Wisconsin Hlth. & Edl. Facs.
               Auth. RB (Wausau Hosps., Inc.
               Proj.), (Series 1991B),
               6.63%, 8/15/11, (AMBAC)...........    2,142,580
                                                     7,418,470

             PUERTO RICO-- 2.1%
   500,000   Commonwealth of Puerto Rico,
               Elec. Pwr. Auth. RRB,
               (Series Y),
               6.50%, 7/1/06, (MBIA).............      558,460
   500,000   Commonwealth of Puerto Rico,
               Hsg. Bank & Fin. Agcy.
               Affordable Hsg. Mtge. Subsidy
               Prog. Single Family Mtge. RB,
               Portfolio I,
               6.10%, 10/1/15,
               (Collateralized by GNMA, FNMA
               & FHLMC Certificates).............      506,220



                                  (CONTINUED)

                                    EVERGREEN
                             HIGH GRADE TAX FREE FUND
                                                                         (logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- CONTINUED
$1,000,000   Commonwealth of Puerto Rico,
               Elec. Pwr. Auth.,
               RB, (Series BB),
               6.25%, 7/1/10, (MBIA)............. $  1,100,720
                                                     2,165,400
             TOTAL LONG-TERM INVESTMENTS
               (COST $95,320,879)................   99,523,593

SHORT-TERM INVESTMENTS-- 0.9%
             ALABAMA-- 0.1%
   100,000   Phenix Cnty. Alabama RB
               Refunding Mead Coated Board
               Project B, VRDN
               4.15%, 10/1/25....................      100,000
             KANSAS-- 0.8%
   800,000   Kansas City Kansas Industrial
               Revenue PQ Corporation
               Project, VRDN
               4.10%, 8/15/01....................      800,000
             TOTAL SHORT-TERM INVESTMENTS
               (COST $900,000)...................      900,000

PRINCIPAL
  AMOUNT                                             VALUE

MUTUAL FUND SHARES-- 0.2%
   167,000   Federated Tax Free Fund
               (cost $167,000)................... $    167,000
              TOTAL INVESTMENTS--
               (COST $96,387,879).......  98.5%    100,590,593
             OTHER ASSETS AND
               LIABILITIES-- NET........    1.5      1,538,629
             NET ASSETS--............... 100.0%   $102,129,222


(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.

SUMMARY OF ABBREVIATIONS
AMBAC-- American Municipal Bond Assurance Corp.
COP-- Certificate of Participation
FGIC-- Financial Guaranty Insurance Corp.
FHLMC-- Federal Home Loan Mortgage Corporation
FNMA-- Federal National Mortgage Association
FSA-- Financial Security Assurance Corp.
GNMA-- Government National Mortgage Association
GO-- General Obligation Bonds
MBIA-- Municipal Bond Investors Assurance Corp.
RB-- Revenue Bonds
RRB-- Revenue Refunding Bonds
VRDN-- Variable Rate Demand Notes are payable on demand at par on no more than seven calendar days' notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily or weekly depending upon the terms of the security. The interest rates presented for these securities are those in effect at May 31, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                       SHORT - INTERMEDIATE MUNICIPAL FUND
 (logo)
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1997

LONG-TERM INVESTMENTS-- 97.0%
             ARIZONA-- 3.8%
$1,600,000   Pima Cnty. GO RFB, (Series 1992),
               6.55%, 7/1/01..................... $  1,718,384
             COLORADO-- 1.2%
   520,000   Colorado Stud. Oblig. Board
               Auth., Stud. Loan RB,
               (Series 1985B),
               6.13%, 12/1/98....................      530,104
             DISTRICT OF COLUMBIA-- 3.4%
 1,500,000   Dist. of Columbia GO RFB,
               (Series 1989B),
               6.63%, 6/1/98, (MBIA).............    1,539,375
             ILLINOIS-- 2.4%
 1,000,000   Central Lake Cnty. Joint
               Action Wtr. Agcy. RB,
               (Prerefunded @ $102),
               (Series 1990A),
               7.00%, 5/1/00, (AMBAC)............    1,086,340
             MARYLAND-- 4.0%
   635,000   Maryland Energy Financing
               Administration Solid Waste
               Disp. RB, (Wheelabrator Wtr.
               Technologies Baltimore L.L.C.
               Projs.), (Series 1996),
               4.80%, 12/1/98....................      638,156
 1,140,000   Montgomery Cnty. GO Bonds
               Consolidated Pub. Imp. RB,
               (Series 1992A),
               5.30%, 7/1/01.....................    1,174,075
                                                     1,812,231
             MASSACHUSETTS-- 12.1%
             Massachusetts Ind. Fin. Agcy. IDR:
   460,000   (Series 1986G),
               5.30%, 12/1/06....................      467,149
   565,000   (Series 1986I),
               5.30%, 12/1/06....................      573,780
 1,185,000   (Series 1996A),
               5.35%, 11/1/07....................    1,208,368
 1,160,000   (Series 1996B),
               5.35%, 11/1/07....................    1,182,875
             New England Ed. Loan
               Marketing Corp. Stud. Loan RB:
 1,000,000   (Series 1993B),
               5.40%, 6/1/00.....................    1,016,840
 1,000,000   (Series 1993C),
               4.75%, 7/1/98.....................    1,007,330
                                                     5,456,342

PRINCIPAL
  AMOUNT                                             VALUE
LONG-TERM INVESTMENTS-- CONTINUED

             MINNESOTA-- 2.3%
$1,015,000   City of Minneapolis & Hsg.
               & Redev. Auth. of the City of
               St. Paul, Single Family Mtge.
               RRB, (Series 1996A),
               5.13%, 6/1/32..................... $  1,015,974
             MISSOURI-- 3.2%
             North Kansas City Sch. Dist.
               GO, Direct Deposit Prog.,
               (Series 1996),
   710,000   6.70%, 3/1/00.......................      750,179
   665,000   7.00%, 3/1/99.......................      695,204
                                                     1,445,383
             NEW JERSEY-- 4.7%
 2,000,000   New Jersey St. GO, (Series 1991),
               5.90%, 8/1/02.....................    2,116,380
             NEW YORK-- 4.5%
 1,000,000   New York, New York, (Series 1997L),
               5.25%, 8/1/00.....................    1,009,710
 1,000,000   Pwr. Auth. of the St. of New
               York, General Purpose Bonds,
               (Series Z),
               5.85%, 1/1/00.....................    1,033,310
                                                     2,043,020
             OHIO-- 2.3%
 1,000,000   The Stud. Loan Funding Corp.
               (Cincinnati) Stud. Loan RB,
               (Series 1993A),
               5.50%, 12/1/01....................    1,019,940
             OREGON-- 2.5%
 1,125,000   Josephine Cnty., Sch. Dist.
               #007 GO,
               5.00%, 6/1/99, (FGIC).............    1,140,818
             PENNSYLVANIA-- 7.9%
 1,000,000   Lancaster Cnty. Hosp. Auth.
               Hosp. RB (The Lancaster
               General Hosp. Proj.), (Series
               1992),
               5.60%, 7/1/00, (AMBAC)............    1,031,900
 1,950,000   Sayre Hlth. Care Facs. Auth.
               RB, Guthrie Healthcare Sys.,
               (Series 1991A),
               6.40%, 3/1/99, (AMBAC)............    2,017,489
   500,000   St. of Pennsylvania GO,
               (Series 1971),
               6.00%, 12/15/98...................      503,270
                                                     3,552,659


                                  (CONTINUED)

                                    EVERGREEN
                       SHORT - INTERMEDIATE MUNICIPAL FUND
                                                                         (logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             SOUTH CAROLINA-- 1.2%
$  500,000   Charleston Cnty. Arpt.
               Dist. Arpt. System RRB,
               (Series 1993),
               8.25%, 7/1/00, (MBIA)............. $    552,420
             TEXAS-- 15.0%
 1,000,000   Brazos Higher Ed. Auth.,
               Inc., Stud. Loan RRB,
               (Series 1992A),
               5.30%, 12/1/97....................    1,006,210
   500,000   City of Dallas GO,
               5.90%, 2/15/01....................      523,625
 1,000,000   City of Houston Pub. Imp.
               RFB, (Series 1992C),
               5.70%, 3/1/01.....................    1,038,490
 1,300,000   Dallas Cnty. Imp. (Ltd. Tax)
               RB, (Series 1992A),
               6.00%, 8/15/01....................    1,373,905
   505,000   San Antonio Independent Sch.
               Dist. Pub. Facs. Corp. RB,
               (Series 1996),
               5.00%, 10/15/00, (AMBAC)..........      510,969
             Texas Dept. Hsg. & Cmnty.
               Affairs Single Family Mtge.
               RB, (Series 1996E):
 1,260,000   4.45%, 3/1/99, (MBIA)...............    1,261,562
 1,045,000   4.65%, 3/1/00, (MBIA)...............    1,049,034
                                                     6,763,795
             UTAH-- 6.4%
 2,500,000   Intermountain Pwr. Agcy.,
               Pwr. Supply RFB, (Series C),
               6.00%, 7/1/00, (MBIA).............    2,603,150
   290,000   Utah Hsg. Fin. Agcy. Single
               Family Mtge. RRB, (Series 1993A),
               5.20%, 1/1/01.....................      293,996
                                                     2,897,146
             VIRGINIA-- 3.4%
 1,500,000   Virginia Hsg. Dev. Auth.
               Commonwealth Mtge. Bonds,
               (Series 1992B, Subseries B-1),
               6.00%, 1/1/98.....................    1,513,845
             WASHINGTON-- 11.9%
 2,950,000   St. of Washington GO RB,
               Motor Vehicle Fuel Tax,
               (Series R-92D),
               5.60%, 9/1/01.....................    3,064,844


PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             WASHINGTON-- CONTINUED
$  550,000  Washington Pub. Pwr. Supply
               Sys. RRB (Nuclear Proj. #1),
               (Series 1992A),
               5.00%, 7/1/98..................... $    556,122
             Washington Pub. Pwr. Supply
               Sys. RRB (Nuclear Proj. #2),
               (Series 1992A):
 1,070,000   5.00%, 7/1/98.......................    1,081,909
   675,000   5.00%, 7/1/99.......................      681,088
                                                     5,383,963
             WISCONSIN-- 4.8%
 1,000,000   Milwaukee GO,
               Pub. Imps., (Series BZ),
               6.30%, 6/15/01....................    1,064,300
 1,000,000   Milwaukee Metropolitan Sewage
               Dist. GO, (Series 1989A),
               7.00%, 9/1/01.....................    1,092,060
                                                     2,156,360
             TOTAL LONG-TERM INVESTMENTS
               (COST $43,306,201)................   43,744,479

SHORT-TERM INVESTMENTS-- 3.3%
             COLORADO-- 3.3%
 1,500,000   Arapahoe Cnty. MHRB Ref.
               Stratford Sta., (Series 1994),
               VRDN, (LOC: Heller Finl., Inc.)
               4.45%, 11/1/17 (cost $1,500,000)..    1,500,000

             TOTAL INVESTMENTS--
               (COST $44,806,201).......  100.3%    45,244,479
             OTHER ASSETS AND
               LIABILITIES-- NET........   (0.3)      (137,878)
             NET ASSETS--............... 100.0%   $ 45,106,601

SUMMARY OF ABBREVIATIONS:
AMBAC-- American Municipal Bond Assurance Corp.
FGIC-- Financial Guaranty Insurance Corp.
GO-- General Obligation Bonds
IDR-- Industrial Development Revenue Bonds
LOC-- Letter of Credit
MBIA-- Municipal Bond Investors Assurance Corp.
MHRB-- Municipal Housing Revenue Bonds
RB-- Revenue Bonds
RFB-- Refunding Bonds
RRB-- Refunding Revenue Bonds
VRDN-- Variable Rate Demand Notes are payable on demand at par on no more than seven calendar days' notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily or weekly depending upon the terms of the security. The interest rates presented for these securities are those in effect at May 31, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                     KEYSTONE
                               TAX FREE INCOME FUND
(logo)
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- 98.2%
             ALABAMA-- 0.2%
$  265,000   Alabama Housing Finance Agency,
               Single Family Mortgage,
               10.75%, 6/1/13.................... $    281,125
             ALASKA-- 0.4%
   470,000   Alaska Housing Finance Corp.,
               Collateralized Home Mortgage,
               8.75%, 12/1/16....................      483,898
             ARIZONA-- 1.6%
 1,875,000   Page, Arizona, Municipal Property
               Corp., Excise Tax Revenue,
               5.00%, 7/1/11, (MBIA).............    1,806,450
             CALIFORNIA-- 7.0%
   500,000   Anaheim, California, Public
               Financing Authority, Series C,
               6.00%, 9/1/16.....................      529,385
 1,400,000   California Health Facilities,
               Children's Hospital,
               5.38%, 7/1/20.....................    1,341,914
 2,115,000   Central Coast, California, Water
               Authority Revenue,
             State Water Project, Regional
               Facilities, Series A,
               5.00%, 10/1/16, (AMBAC)...........    1,977,737
 1,785,000   East Bay, California, Municipal
               Utility District, Water System
               Revenue,
               5.00%, 6/1/16, (FGIC).............    1,678,382
             San Francisco, California, State
               Building Authority, Lease Revenue,
               San Francisco Civic Center
               Complex-- A:
 1,000,000   5.25%, 12/1/16......................      964,440
   500,000   5.25%, 12/1/21......................      476,840
 2,450,000   Victor Valley, California, Joint
               Union High School District,
               Capital Appreciation, (effective
               yield
               5.69%) (b),
               0.00%, 9/1/13, (MBIA).............      991,172
                                                     7,959,870


PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             COLORADO-- 5.5%
             City and County of Denver, Colorado,
               Airport System:
             Series A:
$1,250,000   7.00%, 11/15/99..................... $  1,314,500
   720,000   7.25%, 11/15/25.....................      821,102
 1,000,000   8.00%, 11/15/25.....................    1,105,710
   750,000   8.75%, 11/15/23.....................      876,570
             Series B,
   750,000   7.25%, 11/15/12.....................      814,590
             Series D,
 1,100,000   7.75%, 11/15/13.....................    1,339,877
                                                     6,272,349
             FLORIDA-- 8.6%
   750,000   Gainesville, Florida, Utilities
               System Revenue, Series A,
               5.20%, 10/1/22....................      710,595
 1,500,000   Martin County, Florida, Industrial
               Development Authority, Industrial
               Development Revenue, Indiantown
               Cogeneration Project, Series A,
               7.88%, 12/15/25...................    1,682,865
 2,000,000   Orange County, Florida, Health
               Facilities Authority, Orlando
               Hospital Regional Healthcare,
               Series A,
               6.25%, 10/1/18....................    2,186,940
 1,000,000   Sarasota County, Florida, Utility
               Systems Revenue,
               6.50%, 10/1/22, (FGIC)............    1,122,620
 2,640,000   Tallahassee, Florida, Health
               Facilities, Tallahassee Memorial
               Regional Medical Project,
               6.63%, 12/1/13, (MBIA)............    2,927,971
 1,015,000   Tampa, Florida, Subordinated
               Guaranteed Entitlement Revenue,
               Series 1988B,
               8.40%, 10/1/08....................    1,070,226
                                                     9,701,217
                                  (CONTINUED)

                                     KEYSTONE
                               TAX FREE INCOME FUND
                                                                         (logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             ILLINOIS-- 1.9%
   $910,000  Chicago, Illinois, Gas Supply
               Revenue (People's Gas, Light and
               Coke Co.), Series A,
               8.10%, 5/1/20.....................   $  998,316
 1,000,000   Illinois Health Facilities
               Authority, United Medical Center,
               8.38%, 7/1/12.....................    1,187,550
                                                     2,185,866

             INDIANA-- 2.8%
 1,300,000   Indiana Municipal Power Supply,
               Systems Revenue,
               5.50%, 1/1/16.....................    1,289,340
 1,640,000   St. Joseph County, Indiana,
               Educational Facilities Revenue,
               University of Notre Dame,
               6.50%, 3/1/26.....................    1,835,226
                                                     3,124,566

             LOUISIANA-- 1.3%
 1,415,000   Louisiana Public Facilities
               Authority, Health and Education,
               Pre-refunded,
               7.90%, 12/1/15....................    1,505,461

             MASSACHUSETTS-- 8.2%
             Massachusetts Bay Transportation
               Authority, Series A:
 1,875,000   6.25%, 3/1/12.......................    2,050,763
 1,000,000   7.00%, 3/1/11.......................    1,167,180
 1,950,000   7.00%, 3/1/21.......................    2,315,450
   400,000   Massachusetts, General Obligation,
               (effective yield 7.00%) (b),
               0.00%, 6/1/07, (FGIC).............      241,104
 1,490,000   Massachusetts State Housing Finance
               Agency, Residential Housing,
               Series A,
               8.40%, 8/1/21.....................    1,552,967
   500,000   Massachusetts State Industrial
               Finance Agency, Senior Lien,
               Massachusetts Recycling
               Association,
               9.00%, 8/1/16 (a).................      200,000
             Massachusetts Water Resources
               Authority, General Revenue Bonds:
 1,000,000   Series A,
               6.00%, 8/1/20.....................    1,012,170
 1,000,000   1995, Series B,
               4.00%, 12/1/18....................      774,880
                                                     9,314,514
PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             MICHIGAN-- 0.5%

$ 500,000    Monroe County, Michigan, Economic
               Development Corp.,
               Detroit Edison Co.,
               6.95%, 9/1/22, (FGIC).............    $ 594,535

             MINNESOTA-- 0.5%
   595,000     Minnesota Housing Finance Agency,
               Single Family Mortgage, Series A,
               8.20%, 8/1/19.....................     611,785

             MISSOURI-- 0.5%
   500,000   Sikeston, Missouri, Electric
               Revenue,
               6.00%, 6/1/14, (MBIA).............      530,165

             NEW JERSEY-- 5.0%
 1,000,000   New Jersey Economic Development
               Authority, Water Facilities
               Revenue, NJ American Water Co.,
               Inc. Project,
               6.50%, 4/1/22, (FGIC).............    1,055,410
 4,325,000   Salem County, New Jersey, Pollution
               Control Financing Authority,
               Waste Disposal Revenue,
               6.50%, 11/15/21...................    4,560,496
                                                     5,615,906

             NEW MEXICO-- 3.8%
   500,000   Albuquerque, New Mexico, Airport
               Revenue, Series B,
               8.75%, 7/1/19.....................      506,720
 1,950,000   Albuquerque, New Mexico, Joint Water
               and Sewer System Revenue,
               Capital Appreciation, Series A,
               (effective yield 5.42%) (b),
               0.00%, 7/1/08, (FGIC).............    1,083,030
 1,590,000   New Mexico Mortgage Finance
               Authority, Single Family Mortgage,
               8.63%, 7/1/17, (FGIC).............    1,637,970
 1,000,000   University of New Mexico, University
               Revenue, Series A,
               6.00%, 6/1/21.....................    1,045,860
                                                     4,273,580

                                  (CONTINUED)

                                     KEYSTONE
                               TAX FREE INCOME FUND
(logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED

             NEW YORK-- 14.4%
             New York City, New York, GO:
$1,410,000   Fiscal 1992, Pre-refunded, Series A,
             7.75%, 8/15/15 (d)................    $ 1,602,056
 2,500,000   Series G,
             6.75%, 2/1/09.....................      2,733,600
   500,000   New York and New Jersey, Port
                Authority, Special Obligation
                Revenue, JFK International Airport
                Terminal-- 6 Project,
                5.75%, 12/1/25, (MBIA)............     498,675
 2,000,000   New York State Dormitory Authority,
               State University Dormitory
               Facilities, Series A,
               6.00%, 7/1/09.....................    2,142,620
            New York State Dormitory Authority,
               State University Educational
               Facilities Revenue:
   800,000   Series A,
               5.25%, 5/15/15, (AMBAC)...........      778,120
 1,300,000   Series C,
               7.38%, 5/15/10....................    1,515,046
 1,600,000   New York State Local Government
               Assistance Corp., Series A
               5.50%, 4/1/17.....................    1,573,072
 2,510,000   New York State Tollway Authority,
               Highway and Bridge
               Trust Fund, Series A,
               5.25%, 4/1/16, (AMBAC)............    2,422,225
             New York State Urban Development
               Corp.:
             Correctional Facilities, Series A:
 1,000,000   6.50%, 1/1/10.......................    1,084,510
 1,000,000   7.50%, 4/1/11.......................    1,121,870
   805,000   Higher Education Technology Grants,
             6.00%, 4/1/10, (MBIA)...............      847,528
                                                    16,319,322

 1,000,000   NORTH CAROLINA-- 0.8%
             North Carolina Medical Care, Duke
               University Hospital, Series C,
               5.25%, 6/1/21.....................      941,530

PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             OHIO-- 1.8%
$1,000,000   Montgomery County, Ohio, Hospital
               Revenue, Kettering Medical
               Center, 6.25%, 4/1/20.............   $1,087,260
 1,000,000    North Olmsted, Ohio, GO,
               5.00%, 12/1/16, (AMBAC)...........      935,880
                                                     2,023,140

   PENNSYLVANIA-- 8.2%
 1,500,000   Pennsylvania Convention Center
               Authority, Series A,
               (effective yield 7.00%) (b),
               0.00%, 9/1/08, (FGIC).............      840,405
 2,450,000   Pennsylvania Economic Development
               Financing Authority, Resources
               Recovery, Northampton Project,
               6.50%, 1/1/13 (c).................    2,420,085
 1,000,000   Philadelphia, Pennsylvania, Hospital
               and Higher Education Facilities,
               Community College, Series B,
               6.50%, 5/1/07, (MBIA).............    1,104,070
 4,000,000   Pittsburgh, Pennsylvania, School
               District, Capital Appreciation,
               Series B, (effective yield 5.42%)
               (b),
               0.00%, 8/1/09, (AMBAC)............    2,135,320
 2,200,000   Scranton-Lackawanna, Pennsylvania,
               Health and Welfare
               Authority Revenue, Walters
               Institute Project,
               8.13%, 7/15/28....................    2,307,184
   500,000   Southeastern Pennsylvania
               Transportation Authority,
               Special Revenue,
               5.38%, 3/1/22, (FGIC).............      481,765
                                                     9,288,829

             PUERTO RICO-- 3.5%
 2,000,000   Commonwealth of Puerto Rico, GO,
               7.00%, 7/1/10, (MBIA).............    2,336,700
 1,365,000   Puerto Rico Electric Power
               Authority, Series S,
               7.00%, 7/1/07.....................    1,584,287
                                                     3,920,987


                                  (CONTINUED)

                                     KEYSTONE
                               TAX FREE INCOME FUND
                                                                         (logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997


PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             TENNESSEE-- 4.9%
$2,000,000   Bristol, Tennessee, Health and
               Education Authority,
               Bristol Memorial Hospital,
               6.75%, 9/1/10, (FGIC)............. $  2,303,820
             Knox County, Tennessee, Health and
               Educational Facilities,
               Fort Sanders Hospital Alliance:
 1,000,000   Series B,
               7.25%, 1/1/10, (MBIA).............    1,171,990
 1,000,000   Series C,
               5.25%, 1/1/15, (MBIA).............      969,670
 1,000,000   Metropolitan Government of Nashville
               and Davidson County,
               Tennessee Water and Sewer,
               step bond, (effective yield 5.20%)
               (b),
               0.00%, 1/1/12, (FGIC).............    1,100,570
                                                     5,546,050
             TEXAS-- 10.7%
 3,000,000   Brazos River Authority, Texas,
               Revenue Refunding,
               Houston Light and Power Project,
               8.10%, 5/1/19, (MBIA).............    3,154,980
 1,000,000   Harris County, Texas, Toll Road,
               Senior Lien, Series A,
               7.00%, 8/15/10....................    1,166,690
 3,000,000   Houston, Texas, Water and Sewer
               System Revenue,
               Jr. Lien, Series C,
               (effective yield 6.05%) (b),
               0.00%, 12/1/11, (AMBAC)...........    1,349,400
 1,500,000   Northwest, Texas, Independent School
               District, Capital Appreciation,
               (effective yield 5.50%) (b),
               0.00%, 8/15/08, (PSFG)............      832,260
 1,000,000   Nueces River Authority, Texas Water
               Supply, Facilities Corpus Christie
               Lake,
               5.25%, 7/15/16....................      960,200
 2,125,000   Tarrant County, Texas, Health
               Facilities Development, Harris
               Methodist Health Systems, Series
               A,
               5.13%, 9/1/12, (AMBAC)............    2,036,388
 2,125,000   Texas Municipal Power Agency,
               (effective yield 7.09%) (b),
               0.00%, 9/1/08, (AMBAC)............    1,176,294
 1,500,000   United Independent School District,
               Texas, GO,
               5.25%, 8/15/15, (PSFG)............    1,438,335
                                                    12,114,547


PRINCIPAL
  AMOUNT                                             VALUE

LONG-TERM INVESTMENTS-- CONTINUED
             UTAH-- 0.4%
$  750,000   Intermountain Power Agency, Utah,
               Power Supply Refunding, Series A,
               (effective yield 6.95%) (b),
               0.00%, 7/1/07..................... $    445,320
             WASHINGTON-- 4.7%
 3,000,000   Chelan County, Washington, Public
               Utilities District, Series A,
               (effective yield 5.53%) (b),
               0.00%, 6/1/09.....................    1,563,210
 1,500,000   Tacoma, Washington, Solid Waste
               Utility Revenue, Series B,
               5.50%, 12/1/17, (AMBAC)...........    1,453,305
 1,000,000   Washington Public Power Supply
               System, Nuclear Project #2,
               Series C,
               7.63%, 7/1/10.....................    1,118,080
 1,000,000   Washington State GO, Series A,
               6.75%, 2/1/15.....................    1,146,110
                                                     5,280,705
             WYOMING-- 1.0%
 1,140,000   Wyoming Community Development
               Authority, Single Family Mortgage,
               Series A,
               7.88%, 6/1/18.....................    1,180,196
             TOTAL LONG-TERM INVESTMENTS
               (COST-- $107,046,798).............  111,321,913

SHORT-TERM INVESTMENTS-- 0.5%
             FLORIDA-- 0.5%
   565,000   Dade County, Florida, Water and
               Sewer Systems Revenue, VRDN,
               3.85%, 10/5/22....................      565,000
             WASHINGTON-- 0.0%
     5,000   Washington State Health Care
               Facilities, VRDN,
               4.00%, 10/1/05....................        5,000

             TOTAL SHORT-TERM
               INVESTMENTS (COST-- $570,000)...        570,000
             TOTAL INVESTMENTS
               (COST-- $107,616,798)......   98.7%  111,891,913
             OTHER ASSETS AND
               LIABILITIES-- NET..........    1.3%    1,437,886
             NET ASSETS...................  100.0% $113,329,799


                                  (CONTINUED)

                                     KEYSTONE
                               TAX FREE INCOME FUND
(logo)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 1997

(a) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on those so identified.
(b) Effective yield (calculated at date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) Securities that may be resold to "qualified instituional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(d) At May 31, 1997, $300,000 principal amount of New York City, New York, GO, Fiscal 1992, Pre-refunded, Series A, 7.75%, 8/15/15 was pledged to cover margin requirements for open futures contracts.

LEGEND OF PORTFOLIO ABBREVIATIONS:
AMBAC-- American Municipal Bond Assurance Corporation
FGIC-- Financial Guaranty Insurance Company
GO-- General Obligation Bonds
MBIA-- Municipal Bond Investors Assurance Corp.
PSFG-- Permanent School Fund Guaranteed
VRDN-- Variable Rate Demand Notes are payable on demand at par on no more than seven calendar days' notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily or weekly depending upon the terms of the security. The interest rates presented for these securities are those in effect at May 31, 1997.

FUTURES CONTRACTS-- SHORT POSITIONS


                              NUMBER                                                            INITIAL CONTRACT     UNREALIZED
EXPIRATION                    OF CONTRACTS                                                           AMOUNT         DEPRECIATION

JUNE 97                       17             U.S. TREASURY BOND INDEX                              $1,833,031         $(37,500)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                                         (logo)
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 1997


                                                                               (logo)               (logo)                (logo)
                                                                              HIGH GRADE       SHORT-INTERMEDIATE        TAX FREE
                                                                                 FUND                 FUND             INCOME FUND

ASSETS
  Investments at market value (identified cost-- $96,387,879, $44,806,201
    and $107,616,798, respectively).......................................   $100,590,593         $ 45,244,479         $111,891,913
  Cash....................................................................              0               66,326               4,334
  Receivable for investments sold.........................................              0                    0           2,466,140
  Interest receivable.....................................................      1,897,863              843,625           1,892,703
  Receivable for Fund shares sold.........................................        107,105               35,048              22,000
  Prepaid expenses and other assets.......................................         26,968               30,724              58,554
      Total assets........................................................    102,622,529           46,220,202         116,335,644
LIABILITIES
  Payable for investments purchased.......................................              0            1,008,560           2,341,411
  Payable for Fund shares redeemed........................................        228,082               17,401             290,463
  Dividends payable.......................................................        140,678               44,499             244,167
  Distribution fee payable................................................         52,967               10,616              63,516
  Due to related parties..................................................         19,104                4,250              13,902
  Due to custodian bank...................................................         18,471                    0                   0
  Payable for daily variation margin on open futures contracts............              0                    0              12,219
  Accrued expenses and other liabilities..................................         34,005               28,275              40,167
      Total liabilities...................................................        493,307            1,113,601           3,005,845
NET ASSETS................................................................   $102,129,222         $ 45,106,601         $113,329,799
NET ASSETS REPRESENTED BY
  Paid-in capital.........................................................   $ 99,066,689         $ 45,350,089         $112,869,280
  Undistributed net investment income (accumulated distributions in excess
    of net investment income).............................................        124,532                    0            (244,167 )
  Accumulated net realized loss on investments and futures contracts......     (1,264,713)            (681,766)         (3,532,929 )
  Net unrealized appreciation on investments and futures contracts........      4,202,714              438,278           4,237,615
      Total net assets....................................................   $102,129,222         $ 45,106,601         $113,329,799
NET ASSETS CONSIST OF
  Class A.................................................................   $ 45,814,519         $  6,072,249         $72,629,064
  Class B.................................................................     31,874,058            6,741,653          28,821,838
  Class C.................................................................             --                   --          11,878,897
  Class Y.................................................................     24,440,645           32,292,699                  --
                                                                             $102,129,222         $ 45,106,601         $113,329,799
SHARES OUTSTANDING
  Class A.................................................................      4,207,467              601,763           7,424,946
  Class B.................................................................      2,927,195              667,292           2,974,366
  Class C.................................................................             --                   --           1,225,559
  Class Y.................................................................      2,244,589            3,197,322                  --
NET ASSET VALUE PER SHARE
  Class A.................................................................   $      10.89         $      10.09         $      9.78
  Class A-- Offering price (based on sales charge of 4.75%, 3.25% and
    4.75%, respectively)..................................................   $      11.43         $      10.43         $     10.27
  Class B.................................................................   $      10.89         $      10.10         $      9.69
  Class C.................................................................             --                   --         $      9.69
  Class Y.................................................................   $      10.89         $      10.10                  --

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)
                            STATEMENTS OF OPERATIONS
                           Period Ended May 31, 1997


                                                                        (logo)                (logo)                  (logo)
                                                                      HIGH GRADE         SHORT-INTERMEDIATE          TAX FREE
                                                                         FUND*                 FUND*               INCOME FUND**

INVESTMENT INCOME
  Interest.......................................................     $ 4,496,797            $2,373,153             $ 3,631,204
EXPENSES
  Management fee.................................................         399,929               248,564                 367,154
  Distribution Plan expenses.....................................         333,154                71,757                 307,124
  Transfer agent fees............................................          65,152                45,027                  99,665
  Registration and filing fees...................................          52,562                30,280                   6,147
  Custodian fees.................................................          49,228                48,597                  41,888
  Administrative services fees...................................          33,901                     0                  17,396
  Professional fees..............................................          22,955                22,587                  25,138
  Trustees' fees and expenses....................................           4,431                 7,083                   6,480
  Other..........................................................          57,713                23,623                  12,229
  Fee waivers by investment manager..............................         (64,199)              (60,003)                      0
    Total expenses...............................................         954,826               437,515                 883,221
  Less: Indirectly paid expenses.................................            (197)                 (639)                 (7,261)
    Net expenses.................................................         954,629               436,876                 875,960
  NET INVESTMENT INCOME..........................................       3,542,168             1,936,277               2,755,244
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
  Net realized gain on:
    Investments..................................................         640,025                18,940               1,212,437
    Futures contracts............................................               0                     0                  50,174
  Net realized gain on investments and futures contracts.........         640,025                18,940               1,262,611
  Net change in unrealized appreciation (depreciation) on:
    Investments..................................................         982,691               139,624              (2,667,451)
    Futures contracts............................................               0                     0                 (37,500)
  Net change in unrealized appreciation (depreciation) on
    investments and futures contracts............................         982,691               139,624              (2,704,951)
  Net realized and unrealized gain (loss) on investments and
    futures contracts............................................       1,622,716               158,564              (1,442,340)
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........     $ 5,164,884            $2,094,841             $ 1,312,904

 * Nine months ended May 31, 1997. During the period, the Fund changed its fiscal year end from August 31 to May 31.
** Six months ended May 31, 1997. During the period, the Fund changed its fiscal year end from November 30 to May 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                                         (logo)
                            STATEMENTS OF OPERATIONS
                             Fiscal Year Ended 1996


                                                                         (logo)               (logo)                  (logo)
                                                                      HIGH GRADE         SHORT-INTERMEDIATE          TAX FREE
                                                                         FUND                   FUND                INCOME FUND
                                                                      YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                                    AUGUST 31, 1996       AUGUST 31, 1996        NOVEMBER 30, 1996

INVESTMENT INCOME
  Interest.......................................................     $ 6,526,273            $2,837,285             $ 8,727,446
EXPENSES
  Management fee.................................................         575,456               287,149                 844,486
  Distribution plan expenses.....................................         483,026                83,180                 709,281
  Custodian fees.................................................         100,816                55,841                  94,590
  Transfer agent fees............................................          76,905                55,501                 186,105
  Administrative services fees...................................          59,073                     0                  21,926
  Registration and filing fees...................................          49,627                67,347                  36,773
  Professional fees..............................................          25,849                27,986                  26,696
  Trustees' fees and expenses....................................           3,640                 8,457                   6,780
  Amortization of organization expenses..........................               0                 8,846                       0
  Other..........................................................          76,011                30,530                  18,810
  Fee waivers and/or expense reimbursement by investment
    manager......................................................        (228,548)             (140,581)                      0
    Total expenses...............................................       1,221,855               484,256               1,945,447
  Less: Expenses paid indirectly.................................               0                     0                 (12,939)
    Net expenses.................................................       1,221,855               484,256               1,932,508
  NET INVESTMENT INCOME..........................................       5,304,418             2,353,029               6,794,938
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments..................................................       1,622,360               161,202               2,300,652
    Futures contracts............................................               0                     0                (301,239)
  Net realized gain on investments and futures contracts.........       1,622,360               161,202               1,999,413
  Net change in unrealized appreciation (depreciation) on
    investments..................................................      (1,135,792)             (564,810)             (4,259,520)
  Net realized and unrealized gain (loss) on investments and
    futures contracts............................................         486,568              (403,608)             (2,260,107)
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........     $ 5,790,986            $1,949,421             $ 4,534,831

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)
                      STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended May 31, 1997


                                                                             (logo)               (logo)                (logo)
                                                                           HIGH GRADE       SHORT-INTERMEDIATE        TAX FREE
                                                                             FUND*                FUND*             INCOME FUND**

OPERATIONS
  Net investment income................................................   $  3,542,168         $  1,936,277         $  2,755,244
  Net realized gain on investments and futures contracts...............        640,025               18,940            1,262,611
  Net change in unrealized appreciation (depreciation) on investments
    and futures contracts..............................................        982,691              139,624           (2,704,951)
    Net increase in net assets resulting from operations...............      5,164,884            2,094,841            1,312,904
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A............................................................     (1,696,428)            (755,942)          (1,868,216)
    Class B............................................................       (934,247)            (159,979)            (649,369)
    Class C............................................................              0                    0             (262,024)
    Class Y............................................................       (929,415)          (1,020,356)                   0
  In excess of net investment income:
    Class A............................................................              0                    0              (73,369)
    Class B............................................................              0                    0              (25,502)
    Class C............................................................              0                    0              (10,290)
    Total distributions to shareholders................................     (3,560,090)          (1,936,277)          (2,888,770)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................................      9,286,983            9,393,392            1,652,335
  Proceeds from reinvestment of distributions..........................      2,003,093              973,716            1,527,184
  Payment for shares redeemed..........................................    (18,667,515)         (35,446,549)         (17,530,768)
    Net decrease in net assets resulting from capital share
      transactions.....................................................     (7,377,439)         (25,079,441)         (14,351,249)
      Total decrease in net assets.....................................     (5,772,645)         (24,920,877)         (15,927,115)
NET ASSETS
  Beginning of period..................................................    107,901,867           70,027,478          129,256,914
  END OF PERIOD........................................................   $102,129,222         $ 45,106,601         $113,329,799
Undistributed net investment income (accumulated distributions in
  excess of net investment income).....................................   $    124,532         $          0         $   (244,167)

 * Nine months ended May 31, 1997. During the period, the Fund changed its fiscal year end from August 31 to May 31.
** Six months ended May 31, 1997. During the period, the Fund changed its fiscal year end from November 30 to May 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
                                                                         (logo)
                      STATEMENTS OF CHANGES IN NET ASSETS
                             Fiscal Year Ended 1996


                                                                            (logo)               (logo)              (logo)
                                                                         HIGH GRADE       SHORT-INTERMEDIATE        TAX FREE
                                                                            FUND                 FUND              INCOME FUND
                                                                         YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                                       AUGUST 31, 1996     AUGUST 31, 1996      NOVEMBER 30, 1996

OPERATIONS
  Net investment income.............................................    $   5,304,418        $  2,353,029         $   6,794,938
  Net realized gain on investments and futures contracts............        1,622,360             161,202             1,999,413
  Net change in unrealized depreciation on investments..............       (1,135,792)           (564,810)           (4,259,520)
    Net increase in net assets resulting from operations............        5,790,986           1,949,421             4,534,831
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A.........................................................       (2,655,984)           (541,615)           (4,538,414)
    Class B.........................................................       (1,385,989)           (229,080)           (1,498,516)
    Class C.........................................................                0                   0              (758,007)
    Class Y.........................................................       (1,262,445)         (1,582,334)                    0
  In excess of net investment income:
    Class A.........................................................                0                   0               (31,491)
    Class B.........................................................                0                   0               (10,398)
    Class C.........................................................                0                   0                (5,260)
    Total distributions to shareholders.............................       (5,304,418)         (2,353,029)           (6,842,086)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.........................................       16,695,647          37,737,994             6,339,187
  Proceeds from shares issued in acquisition of Keystone Texas Tax
    Free Fund.......................................................                0                   0             5,119,680
  Proceeds from reinvestment of distributions.......................        3,093,850           1,651,747             3,629,202
  Payment for shares redeemed.......................................      (30,410,409)        (22,410,625)          (31,540,948)
    Net increase (decrease) in net assets resulting from capital
      share transactions............................................      (10,620,912)         16,979,116           (16,452,879)
      Total increase (decrease) in net assets.......................      (10,134,344)         16,575,508           (18,760,134)
NET ASSETS
  Beginning of year.................................................      118,036,211          53,451,970           148,017,048
  END OF YEAR.......................................................    $ 107,901,867        $ 70,027,478         $ 129,256,914
Undistributed net investment income (accumulated distributions in
  excess of net investment income)..................................    $     115,656        $          0         $    (245,552)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)
                      STATEMENTS OF CHANGES IN NET ASSETS
                             Fiscal Year Ended 1995


                                                                        (logo)                 (logo)                (logo)
                                                                      HIGH GRADE         SHORT-INTERMEDIATE        TAX FREE
                                                                         FUND                   FUND              INCOME FUND
                                                                      YEAR ENDED             YEAR ENDED           YEAR ENDED
                                                                    AUGUST 31, 1995       AUGUST 31, 1995      NOVEMBER 30, 1995

OPERATIONS
  Net investment income........................................      $   3,187,579          $  2,318,884         $   7,600,756
  Net realized gain (loss) on investments and futures
    contracts..................................................            437,882              (713,222)             (760,743)
  Net change in unrealized appreciation on investments.........          7,804,353               529,821            18,451,939
    Net increase in net assets resulting from operations.......         11,429,814             2,135,483            25,291,952
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A....................................................         (1,935,789)             (178,721)           (5,042,433)
    Class B....................................................           (936,437)              (96,022)           (1,531,824)
    Class C....................................................                  0                     0            (1,026,499)
    Class Y....................................................           (315,353)           (2,044,141)                    0
  In excess of net investment income:
    Class A....................................................                  0                     0               (70,626)
    Class B....................................................                  0                     0               (21,455)
    Class C....................................................                  0                     0               (14,377)
    Total distributions to shareholders........................         (3,187,579)           (2,318,884)           (7,707,214)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold....................................          3,098,389            25,128,726            11,472,775
  Proceeds from shares issued in acquisition of Evergreen
    National
    Tax-Free Fund..............................................         28,779,194                     0                     0
  Proceeds from reinvestment of distributions..................          1,826,205             1,923,116             4,018,869
  Payment for shares redeemed..................................        (18,339,492)          (26,833,640)          (32,840,818)
    Net increase (decrease) in net assets resulting from
      capital share transactions...............................         15,364,296               218,202           (17,349,174)
      Total increase in net assets.............................         23,606,531                34,801               235,564
NET ASSETS
  Beginning of year............................................         94,429,680            53,417,169           147,781,484
  END OF YEAR..................................................      $ 118,036,211          $ 53,451,970         $ 148,017,048
Undistributed net investment income (accumulated distributions
  in excess of net investment income)..........................      $      22,568          $          0         $    (288,160)

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                EVERGREEN KEYSTONE
(logo)
                     COMBINED NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Keystone National Tax Free Funds consist of Evergreen High Grade Tax Free Fund ("High Grade Fund"), Evergreen Short-Intermediate Municipal Fund ("Short-Intermediate Fund") and Keystone Tax Free Income Fund ("Tax Free Income Fund") (collectively, the "Funds"), all of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. High Grade Fund is a series of Evergreen Investment Trust and Short-Intermediate Fund is a series of Evergreen Municipal Trust.

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% for both the High Grade and Tax Free Income Funds and a maximum front-end sales charge of 3.25% for the Short-Intermediate Fund. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of sixty days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, Tax Free Income Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for market discount on securities.

F. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

                                EVERGREEN KEYSTONE
(logo)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

G. ORGANIZATION EXPENSES
Organizational expenses of High Grade Fund were initially borne by a prior administrator. As a result of a change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from the prior administrator. The High Grade Fund had agreed to reimburse such expenses during the five year period following its commencement of operations. Pursuant to these arrangements, as of May 31, 1997, the High Grade Fund has fully reimbursed First Union for such expenses.

2. CAPITAL SHARE TRANSACTIONS

The High Grade and Short-Intermediate Funds have an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. The Tax Free Income Fund has an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

HIGH GRADE FUND


                                                        NINE MONTHS
                                                           ENDED                    YEAR ENDED                  YEAR ENDED
                                                       MAY 31, 1997               AUGUST 31, 1996             AUGUST 31, 1995

                                                     SHARES         AMOUNT       SHARES         AMOUNT       SHARES         AMOUNT
CLASS A
Shares sold.....................................    138,267   $  1,503,579      728,801   $  7,875,800       95,059   $  1,003,763
Shares issued in acquisition of Evergreen
  National Tax Free Fund........................          0              0            0              0      369,661      3,970,157
Shares issued in reinvestment of
  distributions.................................     91,672        998,917      144,023      1,571,241      109,500      1,150,986
Shares redeemed.................................   (737,802)    (8,010,676)  (1,652,697)   (17,891,048)    (967,409)   (10,152,313)
Net decrease....................................   (507,863)  $ (5,508,180)    (779,873)  $ (8,444,007)    (393,189)  $ (4,027,407)
CLASS B
Shares sold.....................................    418,834   $  4,553,869      420,508   $  4,595,803      112,511   $  1,186,133
Shares issued in acquisition of Evergreen
  National Tax Free Fund........................          0              0            0              0      243,174      2,611,688
Shares issued in reinvestment of
  distributions.................................     50,410        549,306       75,686        825,507       52,945        556,311
Shares redeemed.................................   (546,605)    (5,937,166)    (691,236)    (7,495,373)    (520,448)    (5,459,057)
Net decrease....................................    (77,361)  $   (833,991)    (195,042)  $ (2,074,063)    (111,818)  $ (1,104,925)
CLASS Y
Shares sold.....................................    296,083   $  3,229,535      387,417   $  4,224,044       85,773   $    908,493
Shares issued in acquisition of Evergreen
  National Tax Free Fund........................          0              0            0              0    2,066,792     22,197,349
Shares issued in reinvestment of
  distributions.................................     41,755        454,870       63,909        697,102       11,174        118,908
Shares redeemed.................................   (434,833)    (4,719,673)    (455,583)    (5,023,988)    (258,812)    (2,728,122)
Net increase (decrease).........................    (96,995)  $ (1,035,268)      (4,257)  $   (102,842)   1,904,927   $ 20,496,628

                                EVERGREEN KEYSTONE
(logo)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)


SHORT-INTERMEDIATE FUND
                                                        NINE MONTHS
                                                           ENDED                    YEAR ENDED                  YEAR ENDED
                                                       MAY 31, 1997               AUGUST 31, 1996             AUGUST 31, 1995

                                                   SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
CLASS A
Shares sold.....................................    182,673   $  1,860,992    2,806,176   $ 28,333,550    1,438,502   $ 14,469,110
Shares issued in reinvestment of
  distributions.................................     17,182        174,056       24,978        253,579       16,308        164,891
Shares redeemed................................. (2,348,922)   (23,711,903)    (750,660)    (7,689,314)    (784,474)    (7,943,982)
Net increase (decrease)......................... (2,149,067)  $(21,676,855)   2,080,494   $ 20,897,815      670,336   $  6,690,019
CLASS B
Shares sold.....................................    144,261   $  1,461,443      291,382   $  2,967,713      673,520   $  6,777,013
Shares issued in reinvestment of
  distributions.................................     11,819        119,733       16,079        163,265        7,150         72,369
Shares redeemed.................................   (224,553)    (2,272,638)    (166,441)    (1,686,967)     (85,925)      (870,798)
Net increase (decrease).........................    (68,473)  $   (691,462)     141,020   $  1,444,011      594,745   $  5,978,584
CLASS Y
Shares sold.....................................    600,756   $  6,070,957      635,204   $  6,436,731      385,625   $  3,882,603
Shares issued in reinvestment of
  distributions.................................     67,156        679,927      121,645      1,234,903      167,271      1,685,856
Shares redeemed.................................   (934,601)    (9,462,008)  (1,283,965)   (13,034,344)  (1,791,852)   (18,018,860)
Net decrease....................................   (266,689)  $ (2,711,124)    (527,116)  $ (5,362,710)  (1,238,956)  $(12,450,401)

TAX FREE INCOME FUND


                                                      SIX MONTHS ENDED               YEAR ENDED                  YEAR ENDED
                                                        MAY 31, 1997              NOVEMBER 30, 1996           NOVEMBER 30, 1995

                                                    SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
CLASS A
Shares sold.....................................      32,393   $    317,311      181,417   $  1,689,450      224,063   $  2,127,732
Share issued in acquisition of Keystone Texas
  Tax Free Fund.................................           0              0      131,228      1,269,729            0              0
Shares issued in reinvestment of
  distributions.................................     105,269      1,024,777      243,221      2,380,811      270,624      2,608,685
Shares redeemed.................................  (1,038,464)   (10,140,338)  (1,600,793)   (15,690,464)  (1,843,241)   (17,659,525)
Net decrease....................................    (900,802)  $ (8,798,250)  (1,044,927)  $(10,350,474)  (1,348,554)  $(12,923,108)
CLASS B
Shares sold.....................................     136,707   $  1,324,403      332,958   $  3,194,770      647,077   $  6,139,897
Share issued in acquisition of Keystone Texas
  Tax Free Fund.................................           0              0      374,545      3,592,334            0              0
Shares issued in reinvestment of
  distributions.................................      35,437        341,830       80,112        776,860       82,512        790,394
Shares redeemed.................................    (568,355)    (5,489,766)    (773,268)    (7,498,073)    (625,195)    (5,968,412)
Net increase (decrease).........................    (396,211)  $ (3,823,533)      14,347   $     65,891      104,394   $    961,879
CLASS C
Shares sold.....................................       1,101   $     10,621      140,724   $  1,454,967      338,010   $  3,205,146
Share issued in acquisition of Keystone Texas
  Tax Free Fund.................................           0              0       26,855        257,617            0              0
Shares issued in reinvestment of
  distributions.................................      16,648        160,577       48,553        471,531       64,840        619,790
Shares redeemed.................................    (195,509)    (1,900,664)    (857,965)    (8,352,411)    (974,642)    (9,212,881)
Net decrease....................................    (177,760)  $ (1,729,466)    (641,833)  $ (6,168,296)    (571,792)  $ (5,387,945)

                                EVERGREEN KEYSTONE
(logo)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the periods ended May 31, 1997:


                                                                             COST OF         PROCEEDS
                                                                            PURCHASES       FROM SALES

High Grade Fund*........................................................   $116,031,811    $122,344,118
Short-Intermediate Fund*................................................     21,730,862      46,574,525
Tax Free Income Fund**..................................................     64,224,477      78,272,042

         * For the nine months ended May 31, 1997
        ** For the six months ended May 31, 1997

On May 31, 1997, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal tax purposes was as follows:


                                                                                       GROSS           GROSS            NET
                                                                        TAX          UNREALIZED      UNREALIZED      UNREALIZED
                                                                        COST        APPRECIATION    DEPRECIATION    APPRECIATION

High Grade Fund..................................................   $ 96,387,879     $4,291,252      $  (88,538)     $4,202,714
Short-Intermediate Fund..........................................     44,806,201        438,278               0         438,278
Tax Free Income Fund.............................................    107,616,798      4,709,914        (434,799)      4,275,115

As of May 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                          EXPIRATION
                                                 2002         2003        2004

High Grade Fund............................   $1,265,000          --          --
Short-Intermediate Fund....................           --    $249,000    $433,000
Tax Free Income Fund.......................    2,704,000      867,00          --

4. DISTRIBUTION PLANS

Since December 11, 1996, Evergreen Keystone Distributor, Inc. (formerly, Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") has served as principal underwriter for the Tax Free Income Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. (formerly, Keystone Investment Distributors Company) ("EKIS"), a wholly-owned subsidiary of Keystone, served as the principal underwriter for the Tax Free Income Fund. EKD also serves as the principal underwriter for the High Grade and Short-Intermediate Funds.

Each Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses." Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. The expenses are currently limited to 0.25% annually of the average daily net assets of the Class A shares of the High Grade and Tax Free Income Funds and limited to 0.10% annually of the average daily net assets of the Class A shares of the Short-Intermediate Fund. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares of the Tax Free Income Fund, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the period ended May 31, 1997, amounts paid to EKD and/or EKIS pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                 CLASS A    CLASS B     CLASS C

High Grade Fund...............................   $92,644    $240,510        N/A
Short-Intermediate Fund.......................    19,181      52,576        N/A
Tax Free Income Fund..........................    90,496     154,261    $62,367

Each of the Distribution Plans for the Tax Free Income Fund may be terminated at any time by a vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been earned while the Distribution Plan was in effect.

                                EVERGREEN KEYSTONE
(logo)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

EKD and/or its predecessor has advised the Funds that it has retained front-end sales charges resulting from the sales of Class A shares for the High Grade, Short-Intermediate and Tax Free Income Funds during the period ended May 31, 1997 of $6,389, $3,820 and $9,477, respectively.

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"), serves as the investment adviser to the High Grade Fund and is paid a fee computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. EKIS, a subsidiary of First Union, is the administrator. Prior to March 11, 1997, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman
Selz' mutual fund unit and accordingly BISYS became sub-administrator. The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of all funds administered by EKIS for which First Union or its investment advisory subsidiaries is also the investment adviser. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the funds. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to
 .004% as net assets increase, to the average daily net asset value of the funds.

Evergreen Asset is the investment adviser for the Short-Intermediate Fund and is paid a management fee that is computed daily and paid monthly at an annual rate of 0.50% on the average daily net assets. Out of its fee, Evergreen Asset in turn pays EKIS for its services as administrator, BISYS for its services as sub-administrator and Lieber & Company, an affiliate of First Union, for its services as sub-adviser.

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, is the investment adviser for the Tax Free Income Fund. In return for providing investment management and administrative services to the Tax Free Income Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of Tax Free Income Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. Effective, January 1, 1997, BISYS became the sub-administrator to the Fund and is paid by Keystone.

During the period ended May 31, 1997, the investment adviser for the High Grade and Short-Intermediate Funds waived its management fees in the amounts of $64,199 and $60,003, respectively.

During the period ended May 31, 1997, High Grade Fund and Tax Free Income Fund paid or accrued $27,577 and $17,396 to EKIS, respectively, for certain accounting services.

Evergreen Keystone Service Company ("EKSC") (formerly, Keystone Investor Resource Center, Inc.), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds. Prior to May 5, 1997, State Street Bank and Trust Company ("State Street") served as the transfer and dividend disbursing agent for the High Grade and Short-Intermediate Funds. For certain accounts for the High Grade and Short-Intermediate Funds, First Union had been sub-contracted by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account, First Union is entitled a fee which in aggregate totaled $866 and $288 for the High Grade and Short-Intermediate Funds for the period ended May 31, 1997.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS compensates the officers of the Funds.

At May 31, 1997, FUNB owned, directly or beneficially, 22.0% of the outstanding shares of Short-Intermediate Fund.

                                EVERGREEN KEYSTONE
                                                                         (logo)
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. EXPENSE OFFSET ARRANGEMENT
The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. ACQUISITIONS

On July 7, 1995 the High Grade Fund acquired the net assets of Evergreen National Tax Free Fund ("National Fund") and on April 30, 1996 the Tax Free Income Fund acquired the net assets of Keystone Texas Tax Free Fund ("Texas Fund") in exchange for Class A, B and C or Y shares. Both acquisitions were accomplished by a tax-free exchange of the respective shares of each respective Fund. The value of assets acquired, number of shares issued, unrealized appreciation acquired and aggregate net assets of each Fund immediately after the acquisition are as follows:


     ACQUIRING             ACQUIRED         VALUE OF NET         NUMBER OF        UNREALIZED         NET ASSETS
        FUND                 FUND          ASSETS ACQUIRED     SHARES ISSUED     APPRECIATION     AFTER ACQUISITION

High Grade Fund          National Fund       $28,779,195         2,679,627         $528,003         $ 128,792,690
Tax Free Income Fund     Texas Fund            5,119,680           532,628           81,550           140,303,798

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the High Grade and Short-Intermediate Funds may defer any or all compensation related to their performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of May 31, 1997, the value of the Trustees deferral account was $3,717 for the High Grade Fund and $4,985 for the Short-Intermediate Fund.

9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the period ended May 31, 1997, the High Grade and Short-Intermediate Funds had no borrowings under this agreement.

                                EVERGREEN KEYSTONE
                                                                         (logo)
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
  Evergreen High Grade Tax Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen High Grade Tax Free Fund (the "Fund"), one of the Evergreen Investment Trust Portfolios, at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 1, 1996 through May 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures, provides a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended, and indicated periods prior to, August 31, 1996 were audited by other independent accountants whose report dated October 16, 1996 expressed an unqualified opinion.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
July 8, 1997

                                EVERGREEN KEYSTONE
(logo)
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
  Evergreen Short-Intermediate Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Short-Intermediate Fund (the "Fund"), one of the Evergreen Municipal Trust Portfolios, at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
July 8, 1997

                                EVERGREEN KEYSTONE
                                                                         (logo)
                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Keystone Tax Free Income Fund

We have audited the accompanying statement of assets and liabilities of Keystone Tax Free Income Fund, including the schedule of investments, as of May 31, 1997, and the related statements of operations for the six months ended May 31, 1997 and the year ended November 30, 1996, the statements of changes in net assets for the six months ended May 31, 1997 and for each of the years in the two-year period ended November 30, 1996, and the financial highlights for the six months ended May 31, 1997, each of the years in the nine-year period ended November 30, 1996 and the period from February 13, 1987 (Commencement of Operations) to November 30, 1987 for Class A Shares and for the six months ended May 31, 1997, each of the years in the three-year period ended November 30, 1996 and the period from February 1, 1993 (Date of Initial Public Offering) to November 30, 1993, for Class B and Class C Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Tax Free Income Fund as of May 31, 1997, the results of its operations for the six months ended May 31, 1997 and the year ended November 30, 1996, the changes in its net assets and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

Boston, Massachusetts              KPMG Peat Marwick LLP
June 27, 1997

                                EVERGREEN KEYSTONE
(logo)
                       ADDITIONAL INFORMATION (Unaudited)

Shareholders of the Keystone Tax Free Income Fund considered and acted upon the proposals listed below at a special meeting of shareholders held Monday, December 9, 1996. In addition, below each proposal are the results of that vote.

1. To elect the following Trustees:


                                              AFFIRMATIVE    WITHHELD
Frederick Amling...........................    9,815,069      199,547
Laurence B. Ashkin.........................    9,812,403      202,213
Charles A. Austin III......................    9,813,238      207,378
Foster Bam.................................    9,812,719      201,897
George S. Bissell..........................    9,815,312      199,304
Edwin D. Campbell..........................    9,812,195      202,421
Charles F. Chapin..........................    9,814,500      200,116
K. Dun Gifford.............................    9,813,609      201,007
James S. Howell............................    9,811,512      203,104
Leroy Keith, Jr............................    9,813,609      201,007
F. Ray Keyser..............................    9,810,159      204,457
Gerald M. McDonnell........................    9,811,512      203,104
Thomas L. McVerry..........................    9,811,512      203,104
William Walt Pettit........................    9,810,932      203,684
David M. Richardson........................    9,813,609      201,007
Russell A. Salton, III M.D.................    9,811,487      203,129
Michael S. Scofield........................    9,813,283      201,333
Richard J. Shima...........................    9,808,652      205,964
Andrew J. Simons...........................    9,813,040      201,576

2. To approve an Investment Advisory and Management Agreement between Keystone Tax Free Income Fund and Keystone Investment Management Company:

   Affirmative.............................    9,365,556
   Against.................................      146,890
   Abstain.................................      502,170

                FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
   Of the dividends distributed by High Grade, Short-Intermediate and Tax Free Income Funds for the period ended May 31, 1997, 99.01%, 99.98% and 99.29%, respectively, is exempt from federal income tax other than alternative minimum tax.

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                            NOT          May lose value
                           FDIC          No bank guarantee
                        INSURED

                       Evergreen Keystone Distributor, Inc.

PAGE 1
--------------------
Keystone Tax Free Fund
Seeks high current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds.

Dear Shareholder:

We are writing to report to you on the activities of Keystone Tax Free Fund for the twelve-month period which ended December 31, 1996. Following this letter, we have included a discussion with your Fund's manager discussing portfolio strategy.

Performance

For the twelve-month period, your Fund returned 3.15%. These results include price changes and reinvestment of dividends. The Lehman Municipal Bond Index--a widely recognized benchmark of municipal bond performance--returned 4.43% for the same twelve-month period.

  We were satisfied with your Fund's performance, which showed steady improvement in the second half of last year.

  Municipal bond yields rose by less than 1/4% in 1996. However, this modest year-over-year increase masks the wide fluctuations that occurred during the past twelve months.

  The municipal bond market experienced a period of adjustment in the first half of 1996. Interest rates reversed course quickly from the rally that had characterized much of the prior year, as investors responded to stronger than expected economic growth and anticipated rising inflation. The possibility of tax-reform and uncertainty regarding the national elections also caused municipal bond investors to exercise caution and push prices lower.

  Clearer economic and political trends began to emerge by mid-year, causing the market's tone to improve. Although economic growth was confirmed to be moderate--stronger than many investors had originally expected--inflation remained well-contained. Investors also grew more comfortable with political agendas as the campaign season got underway, and tax-law changes became increasingly less of a possibility. The municipal bond market rebounded from its earlier lows to generate a positive performance in the second half of the year.

Outlook

We enter 1997 with a cautiously optimistic outlook that municipal bond prices will be relatively stable. We expect the economy to continue to grow at a moderate rate and inflation to remain well-contained. While we continually monitor the political environment, currently there appear to be no issues that would have the impact of last year's potential tax-law changes and the national elections. Although short periods of price fluctuations could occasionally occur, for the most part we look for interest rates to move within a narrow range.

  Last year's municipal bond market performance also serves as a reminder that periods of adjustment are a natural part of the financial markets. As investors, we need to diversify our personal portfolios to help reduce the effects of temporary volatility. We also need to maintain a long-term perspective. Financial markets eventually stabilize; and total return builds over time.

PAGE 2
--------------------
Keystone Tax Free Fund

  We appreciate your continued support of Keystone funds. If you have any questions or comments about your investment, please feel free to write to us.

Sincerely,

/s/ Albert H. Elfner, III

Albert H. Elfner, III
Chairman
Keystone Investment Management Company

/s/ George S. Bissell

George S. Bissell
Chairman of the Board
Keystone Funds
                                             [photo]              [photo]
                                     Albert H. Elfner, III   George S. Bissell

February 1997

PAGE 3
--------------------

                              A Discussion With
                             Your Fund's Manager

                                   [photo]

               Betsy A. Hutchings is vice president and senior
       portfolio manager at Keystone specializing in tax-free municipal bonds. A professional with 17 years of investment experience, Ms.
        Hutchings is the portfolio manager of Keystone Tax Free Fund.

Q What does the Fund offer investors?

A Keystone Tax Free Fund is designed for tax-sensitive investors who seek capital preservation and a high level of current income that is exempt from federal income tax. For investors in certain tax situations, a portion of income may be subject to the federal alternative minimum tax (AMT). The Fund offers professional management and portfolio diversification. We believe these are important attributes since many investors do not have the time or resources to monitor credit quality, the economy and interest rates. Further, we think that professional management and diversification can reduce credit risk and enhance price stability.

Q How do you select securities for the Fund?

A Our management team employs an intensive research process, paying careful attention to credit quality and financial stability. We structure the portfolio with bonds that meet our high credit standards. Our holdings typically have the characteristics that we believe are necessary for good performance in the current and anticipated interest rate environment. We emphasize diversification and focus on maximizing the Fund's income.

Q What was the environment like for municipal bonds over the past twelve months?

A Municipal bond rates rose modestly in 1996. The interest rate environment was volatile in the first half of the year and favorable in the second half of 1996. The economy grew faster than expected in the first six months of 1996, causing concerns about future inflation. In addition to economic uncertainties, municipal bond investors prepared for the national elections and the possibility of tax-reform.

  In the second half of last year, the uncertainties became resolved and municipal bonds staged an impressive turnaround. The economy was confirmed to be growing at a moderate pace. Inflation remained well-contained. As the campaign season progressed, investors grew more comfortable with political agendas; and tax-reform became increasingly less likely.

  Other factors also helped shape the environment for municipal bonds. Although new issuance rose approximately 14% to $183 billion--its highest level since 1993 and demand from individuals was light, strong demand from insurance companies helped to create a stable balance in the supply/demand relationship. From a credit standpoint, upgrades exceeded downgrades and the yields of lower-rated bonds fell--pushing their prices higher--relative to higher-rated bonds. Municipal revenues were higher than past years and for the most part, state fund balances were healthy.

Fund Profile
Objective: Seeks high current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds.
Inception Date: April 12, 1977
Average Portfolio Quality: AA
Total assets: $1.56 billion

PAGE 4
--------------------
Keystone Tax Free Fund

Q How did you manage the Fund during this time?

A We shortened the Fund's average maturity and swapped out of lower yielding issues into higher yielding issues that we considered to be undervalued. We later focused on bonds whose primary component in total return, we believed would be price appreciation, rather than income. These bonds had coupons that ranged from 5% to 5.50%, and had maturities of 15-20 years. Throughout the year we emphasized call protection. In fact, as of December 31, 1996, approximately one-third of the Fund's net assets were non-callable.

  The Fund had a longer average maturity early in 1996, which had a negative effect on performance when interest rates became volatile. We shortened average maturity modestly as interest rates rose. This change, combined with the Fund's focus on bonds that emphasized price appreciation, resulted in the Fund's total return showing solid improvement throughout the rest of the year. The Fund posted a total return higher than that of the Lipper average for the fourth quarter. As of December 31, 1996, Keystone Tax Free Fund had an average maturity of just under 19 years. Average quality stood at AA.

Q What is your outlook for the next six months?

A We anticipate the overall economic and interest rate environment to be favorable for municipal bonds, but look for periods of volatility as we expect many investors to over-react to individual pieces of economic data. We expect the economy to continue on its path of moderate growth with low inflation. The political climate should also should be supportive. Voters have approved over $10 billion in new municipal bond issues for 1997 to improve infrastructures, particularly highways and schools. We believe new volume will increase at a rate between 8%-10% per year, over the next few years.

  We will continue to emphasize bonds that we believe maximize price appreciation and will seek to capitalize on situations that are undervalued. Over the long-term, we believe this strategy can provide investors with solid total returns and an attractive level of income that is exempt from federal income tax.

The Benefits of Tax Free Investing

                       Federal Tax Bracket
 ---------------   ---------------------------
                       31%(1)   36%(2)   39.6%(3)
 ---------------   ------    ------    -------
Tax Free Yield       Taxable Equivalent Yield
 ---------------   ---------------------------
5.0%                 7.25%    7.81%      8.28%
6.0%                 8.70%    9.38%      9.93%
7.0%                10.14%   10.94%     11.59%

The equivalent yield for a tax free yield of 6.0% is 9.38% for an investor in the 36% tax bracket. In other words, a tax free yield of 6.0% is equal to a taxable yield of 9.38% if you are in the 36% federal tax bracket.

(1) Single filers earning $53,501-$115,000; joint filers earning $89,151- $140,000.
(2) Single filers earning $115,001-$250,000; joint filers earning $140,001- $250,000.
(3) Single filers earning over $250,000; joint filers earning over $250,000.

                                  [diamond]
                      This column is intended to answer
              questions about your Fund. If you have a question
                  you would like answered, please write to:
                 Evergreen Keystone Investment Services, Inc.
                 Attn: Shareholder Communications, 22nd Floor
            200 Berkeley Street, Boston, Massachusetts 02116-5034.

PAGE 5
--------------------

Your Fund's Performance

Growth of an investment in
Keystone Tax Free Fund

        [mountain chart]

In Thousands

          Initial        Reinvested
          Investment     Distributions

12/86     10,000         10,000
           9,152          9,986
12/88      9,253         11,074
           9,118         12,083
12/90      8,937         12,888
           9,129         14,280
12/92      9,095         15,358
           9,186         17,072
12/94      8,032         15,819
           8,891         18,447
12/96      8,722         19,027


A $10,000 investment in Keystone Tax Free Fund made on December 31, 1986 with all distributions reinvested was worth $19,027 on December 31, 1996. Past performance is no guarantee of future results.

Twelve-Month Performance           as of December 31, 1996

Total return*                                        3.15%
Net asset value                       12/31/95      $7.86
                                      12/31/96      $7.71
Dividends                                           $0.39
Capital gains                                        None

* Before deduction of any contingent deferred sales charge (CDSC).



Historical Record                  as of December 31, 1996

                                        If you   If you did
Cumulative total return               redeemed   not redeem

1-year                                  0.21%        3.15%
5-year                                 33.24%       33.24%
10-year                                90.27%       90.27%
Average annual total return
1-year                                  0.21%        3.15%
5-year                                  5.91%        5.91%
10-year                                 6.64%        6.64%


The "if you redeemed" returns reflect the deduction of the 3% CDSC for those investors who sold Fund shares after one calendar year. Investors who retained their fund investment earned the returns reported in the second column of the table.

 The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

 You may exchange your shares for another Keystone fund by phone or in writing. You may also exchange funds using Keystone's Automated Response Line
(KARL). The Fund reserves the right to change or terminate the exchange offer.

PAGE 6
--------------------
Keystone Tax Free Fund

Growth of an Investment

Comparison of change in value of a $10,000 investment in Keystone Tax Free Fund, the Lehman Municipal Bond Index and the Consumer Price Index.

In Thousands                       December 31, 1986 through December 31, 1996

         Fund Average
     Annual Total Return
---------------------------
1 Year    5 Year    10 Year
0.21%     5.91%     6.64%

                [line chart]

                    Lehman Municipal    Consumer
                    Bond Index          Price Index
          Fund      (LMBI)              (CPI)
12/86     10,000    10,000              10,000
           9,986    10,150              10,441
12/88     11,074    11,179              10,903
          12,083    12,385              11,409
12/90     12,888    13,288              12,105
          14,280    14,901              12,476
12/92     15,358    16,215              12,836
          17,072    18,206              13,190
12/94     15,819    17,269              13,542
          18,447    20,285              13,886
12/96     19,027    21,183              14,348

Past performance is no guarantee of future results. The one-year return reflects the deduction of the Fund's 3% contingent deferred sales charge for shares held for at least one year. CPI is through

This chart graphically compares your Fund's performance to certain investment indexes. It is the result of fund performance guidelines issued by the Securities and Exchange Commission. The intent is to provide investors with more information about their investment.

Components of the Chart

The chart is composed of three lines that represent the accumulated value of an initial $10,000 investment for the period indicated. The lines illustrate a hypothetical investment in:

1. Keystone Tax Free Fund

Your fund seeks current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds. The return is quoted after deducting contingent deferred sales charges (if applicable), fund expenses, and transaction costs and assumes reinvestment of all distributions.

2. Lehman Municipal Bond Index (LMBI)

The LMBI is a broad-based, unmanaged market index of securities issued by state and local governments. It represents the price change and coupon income of several thousand securities with various maturities and qualities. Securities are selected and compiled by Lehman Brothers, Inc. according to criteria that may be unrelated to your Fund's investment objective.

3. Consumer Price Index (CPI)

This index is a widely recognized measure of the cost of goods and services produced in the U.S. The index contains factors such as prices of services, housing, food, transportation and electricity which are compiled by the U.S. Bureau of Labor Statistics. The CPI is generally considered a valuable benchmark for investors who seek to outperform increases in the cost of living.

  These indexes do not include transaction costs associated with buying and selling securities, and do not hold cash to meet redemptions. It would be difficult for most individual investors to duplicate these indexes.

Understanding What the Chart Means

The chart demonstrates your Fund's performance in relation to a well known investment index and to increases in the cost of living. It is important to understand what the chart shows and does not show.

  This illustration is useful because it charts Fund and index performance over the same time frame and over a long period. Long-term performance is a more reliable and useful measure of performance than measurements of short-term returns or temporary swings in the market. Your financial adviser can help you evaluate fund performance in conjunction with the other important financial considerations such as safety, stability and consistency.

PAGE 7
--------------------


Limitations of the Chart

 The chart, however, limits the evaluation of Fund performance in several ways. Because the measurement is based on total returns over an extended period of time, the comparison often favors those funds which emphasize capital appreciation when the market is rising. Likewise, when the market is declining, the comparison usually favors those funds which take less risk.

Performance Can Be Distorted

Funds which are more conservative in their orientation and which place an emphasis on capital preservation will tend to compare less favorably when the market is rising. In addition, funds which have income as one of their objectives also will tend to compare less favorably to relevant indexes.

  Indexes may also reflect the performance of some securities which a fund may be prohibited from buying. A bond fund, for example, may be limited to investments in only high quality bonds, or a stock fund may only be able to buy stocks that have been traded on a stock exchange for a minimum number of years or of a certain company size. Indexes usually do not have the same investment restrictions as your fund.

Indexes Do Not Include Costs of Investing

The comparison is further limited in its utility because the index does not take into account any deductions for sales charges, transactions costs or other fund expenses. Your Fund's performance figures do reflect such deductions. Sales charges--whether up-front or deferred--pay for the cost of the investment advice of your financial adviser. Transaction costs pay for the costs of buying and selling securities for your Fund's portfolio. Fund expenses pay for the costs of investment management and various shareholder services. None of these costs are reflected in index total returns. The comparison is not completely realistic because an index cannot be duplicated by an investor--even an unmanaged index--without incurring some charges and expenses.

One of Several MeasuresKeystone Tax Free Fund

The chart is one of several tools you can use to understand your investment. It should be read in conjunction with the Fund's prospectus, and annual and semiannual reports. Also, your financial adviser, who understands your personal financial situation, can best explain the features of your Keystone fund and how it applies to your financial needs.

Future Returns May Be Different

Shareholders also should be mindful that the long-run perfomance of either the Fund or the indexes is not representative of what shareholders should expect to receive from their Fund investment in the future; it is presented to illustrate only past performance and is not a guarantee of future returns.

PAGE 8
--------------------
Keystone Tax Free Fund

                                 Glossary of
                              Mutual Fund Terms

  MUTUAL FUND--A company which combines the investment money of many people whose financial goals are similar, and invests that money in a variety of securities. A mutual fund allows the smaller investor the benefits of diversification, professional management and constant supervision usually available only to large investors.

  PORTFOLIO MANAGER--An investment professional who is responsible for managing a portfolio's assets prudently and making appropriate investment decisions, such as which securities to buy, hold and sell, based on the investment objectives of the portfolio.

  STOCK--Equity or ownership interest in a corporation, which represents a claim on the corporation's assets and earnings.

  BOND--Security issued by a government or corporation to those from whom it has borrowed money. A bond usually promises to pay interest income to the bondholder at regular intervals and to repay the entire amount borrowed at maturity date.

  CONVERTIBLE SECURITY--A corporate security (usually preferred stock or bonds) that is exchangeable for a set number of another security type (usually common stocks) at a pre-stated price.

  MONEY MARKET FUND--A mutual fund whose assets are invested in a diversified portfolio of short-term securities, including commercial paper, bankers' acceptances, certificates of deposit and other short-term instruments. The fund pays income which can fluctuate daily. Liquidity and safety of principal are primary objectives.

  NET ASSET VALUE (NAV) PER SHARE--The value of one share of a mutual fund. The NAV per share is determined by subtracting a fund's total liabilities from its total assets, and dividing that amount by the number of fund shares outstanding.

  DIVIDEND--A per share distribution of the income earned from the fund's portfolio holdings. When a dividend distribution is made, the fund's net asset value drops by the amount of the distribution because the distribution is no longer considered part of the fund's assets.

  CAPITAL GAIN--The profit from the sale of securities, less any losses. Capital gains are paid to fund shareholders on a per share basis. When a capital gain distribution is made, the fund's net asset value drops by the amount of the distribution because the distribution is no longer considered part of the fund's assets.

  YIELD--The annualized rate of income as measured against the current net asset value of fund shares.

  TOTAL RETURN--The change in value of a fund investment over a specified period of time, taking into account the change in a fund's market price and the reinvestment of all fund distributions.

  SHORT-TERM--An investment with a maturity of one year or less.

  LONG-TERM--An investment with a maturity of greater than one year.

  AVERAGE MATURITY--The average number of days until the notes, drafts, acceptances, bonds or other debt instruments in a portfolio become due and payable.

  OFFERING PRICE--The offering price of a share of a mutual fund is the price at which the share is sold to the public.

PAGE 9
--------------------

SCHEDULE OF INVESTMENTS--December 31, 1996


                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------

MUNICIPAL BONDS (98.0%)
ALABAMA
  Alabama Agricultural and Mechanic University (MBIA)         6.500%    11/01/2025   $ 2,035,000     $ 2,208,626
  Alabama Housing Finance Authority, Single Family,
    Collateralized Home Mortgage, Series D1                   6.000     10/01/2016     2,065,000       2,089,945
  Mobile, Alabama, Industrial Development Board, Solid
    Waste Disposal, Mobile Energy Services Company Project    6.950     01/01/2020     3,500,000       3,681,790
ALASKA
  Alaska Energy Authority, Utilities Revenue, Linked
    Bulls/Bears Floaters (FGIC) (d)                           6.600     07/01/2015    15,000,000      16,346,550
  Alaska State Housing Finance Corporation, Collateralized
    Home Mortgage, Series A                                   8.000     12/01/2013       405,000         419,835
  North Slope Borough, Alaska, General Obligation, Series
    A (MBIA)                                                  5.900     06/30/2003     3,000,000       3,171,030
  Valdez, Alaska, Marine Terminal Revenue, Union Alaska
    Pipeline Company Project                                  6.200     05/01/2008     3,000,000       3,007,620
ARIZONA
  Central Arizona, Water Conservation District, Contract
    Revenue, Central Arizona Project, Series A                5.500     11/01/2008     4,250,000       4,369,467
  Central Arizona, Water Conservation District, Contract
    Revenue, Central Arizona Project, Series A                5.500     11/01/2009    11,000,000      11,267,190
  Chandler, Arizona, Water and Sewer Revenue (FGIC)           6.750     07/01/2006       850,000         920,193
  Maricopa County, Arizona, Elementary School District
    #008, Osborn Refunding (MBIA)                             7.500     07/01/2007     2,000,000       2,410,100
  Maricopa County, Arizona, Elementary School District
    #068, Series A (AMBAC)                                    6.750     07/01/2014     3,750,000       4,180,537
  Maricopa County, Arizona, Unified School District (MBIA)    8.125     01/01/2010     6,000,000       6,918,060
  Northern Arizona University, College and University
    Revenue (FGIC)                                            6.300     06/01/2005     2,770,000       2,980,742
  Pima County, Arizona, Industrial Development Authority,
    Health Care Corporation Revenue (MBIA)                    8.000     07/01/2013       370,000         396,337
  Pima County, Arizona, Unified School District, Tucson
    Refunding (FGIC)                                          7.500     07/01/2003     2,030,000       2,356,769
  Santa Cruz County, Arizona, Unified School District,
    Capital Appreciation (AMBAC) (effective yield 5.95%)
    (b)                                                       0.000     01/01/2008     1,100,000         621,115
  Santa Cruz County, Arizona, Unified School District,
    Capital Appreciation (AMBAC) (effective yield 5.95%)
    (b)                                                       0.000     07/01/2008     1,100,000         605,187
ARKANSAS
  Arkansas State Development Finance Authority, Single
    Family Mortgage Revenue Refunding                         8.000     08/15/2011     1,985,000       2,127,920
CALIFORNIA
  California Educational Facilities Authority, Stanford
    University Project, Series H                              5.000     01/01/2015       250,000         234,938
  California Health Facilities Financing, St. Francis
    Medical Center, Series A                                  5.500     10/01/2009       200,000         207,158
  California Housing Finance Agency, Revenue Bonds, Home
    Mortgage, Series H                                        6.250     08/01/2027     2,000,000       2,019,520

                                                                                            (continued on next page)


PAGE 10
--------------------
Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
CALIFORNIA (continued)
  California State Department of Water Reserves, Series O     5.000%    12/01/2022   $ 6,360,000     $ 5,825,251
  California State Public Works Board, Lease Department
    Correctional State Prison, Series E                       5.500     06/01/2015     3,700,000       3,652,973
  California State Public Works Board, Various California
    University Projects, Series B                             5.500     06/01/2019       350,000         333,515
  East Bay, California, Municipal Utility District,
    Wastewater Treatment System Revenue (FGIC)                5.000     06/01/2026     3,500,000       3,213,175
  Eden Township, California, Hospital District Revenue        7.400     11/01/2019     5,615,000       5,904,509
  Los Angeles, California, Transportation Commission,
    Series A (MBIA)                                           6.250     07/01/2013     6,800,000       7,139,184
  Metropolitan Water District, Southern California
    Waterworks Revenue, Series B                              4.750     07/01/2021     6,000,000       5,346,540
  Oakland, California, Revenue Refunding, Series A (FGIC)     7.600     08/01/2021     4,265,000       4,565,427
  San Francisco, California, City and County Airport
    Commission, International Airport Revenue, Second
    Series, Issue 12B (FGIC)                                  5.625     05/01/2021     5,000,000       4,970,300
  Southern California Public Power Authority, Transmission
    Project Revenue (FGIC) (effective yield 5.93%) (b)        0.000     07/01/2015    10,000,000       3,431,500
  Walnut Valley, California, Unified School District,
    Series A (MBIA)                                           6.000     08/01/2014       190,000         202,361
COLORADO
  Arapahoe County, Colorado, Single Family Mortgage
    Revenue, Capital Appreciation, Series A (effective
    yield 6.00%) (b)                                          0.000     09/01/2010     4,000,000       1,825,240
  City and County of Denver, Colorado, Airport System,
    Series A                                                  7.000     11/15/1999     2,000,000       2,120,980
  City and County of Denver, Colorado, Airport System,
    Series A                                                  7.500     11/15/2023     6,625,000       7,376,540
  City and County of Denver, Colorado, Airport System,
    Series A                                                  8.500     11/15/2023     7,750,000       8,909,943
  City and County of Denver, Colorado, Airport System,
    Series A                                                  8.750     11/15/2023    23,830,000      28,280,967
  City and County of Denver, Colorado, Airport System,
    Series A                                                  8.000     11/15/2025       525,000         594,142
  City and County of Denver, Colorado, Airport System,
    Series B                                                  7.250     11/15/2012     3,500,000       3,829,140
  City and County of Denver, Colorado, Airport System,
    Series C                                                  6.650     11/15/2005     5,980,000       6,362,840
  City and County of Denver, Colorado, Airport System,
    Series C                                                  5.600     11/15/2011     5,000,000       4,963,450
  City and County of Denver, Colorado, Airport System,
    Series C                                                  6.000     12/01/2025     5,000,000       5,019,400
  City and County of Denver, Colorado, Airport System,
    Series D                                                  7.750     11/15/2013     7,100,000       8,733,000
  City and County of Denver, Colorado, Airport System,
    Series D                                                  7.750     11/15/2021    12,250,000      13,593,825
  Colorado Health Facilities Authority, Sisters Charity
    Health Care,
    Series A (MBIA)                                           6.250     05/15/2009     1,880,000       2,061,213
  El Paso County, Colorado, School District #11, Colorado
    Springs                                                   6.500     12/01/2012     2,310,000       2,588,817
  El Paso County, Colorado, School District #11, Colorado
    Springs                                                   7.100     12/01/2013     2,000,000       2,371,120
  El Paso County, Colorado, School District #11, Colorado
    Springs                                                   7.100     12/01/2016     1,000,000       1,190,880
  Larimer County, Colorado, School District (MBIA)            7.000     12/15/2016     2,250,000       2,736,923
CONNECTICUT
  Connecticut State Special Tax Obligation, Series B          6.500     10/01/2012     1,600,000       1,786,256
  Connecticut State Resources Recovery Authority,
    Bridgeport Resco Company Project                          8.500     01/01/2000     1,375,000       1,424,692


PAGE 11
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
DELAWARE
  Delaware State Health Facilities Authority, Medical
    Center of Delaware (MBIA)                                 7.000%    10/01/2015   $ 1,600,000     $ 1,712,064
  Delaware State Housing Authority Revenue, Residential
    Mortgage, Series A                                        9.375     06/01/2012       120,000         120,334
FLORIDA
  Broward County, Florida, Professional Sports Facilities
    Tax Revenue, Series A (MBIA)                              5.625     09/01/2028     2,500,000       2,477,075
  Broward County, Florida, Resource Recovery, South
    Project                                                   7.950     12/01/2008     8,400,000       9,238,572
  City of Tarpon Springs Health Facilities Authority,
    Florida, Hospital Refunding, Tarpon Springs Hospital
    Foundation, Inc.,                                         8.750     05/01/2012       500,000         526,825
  Dade County, Florida, General Obligation (FGIC)             5.125     10/01/2016     7,650,000       7,322,886
  Dade County, Florida, Solid Waste System, Special
    Obligation Revenue (AMBAC)                                5.250     10/01/2004     2,025,000       2,074,127
  Escambia County, Florida, Pollution Control Revenue,
    Champion International Corporation Project                6.400     09/01/2030     2,500,000       2,530,400
  Florida Housing Finance Agency, GNMA Collateralized Home
    Mortgage                                                  8.000     12/01/2020       640,000         673,856
  Florida State, Bond Finance Department, Environmental
    Preservation                                              5.250     07/01/2010     5,925,000       5,914,809
  Florida State, Jacksonville Transportation Authority        9.200     01/01/2015     3,580,000       4,859,492
  Hillsborough County, Florida, Housing Finance Agency,
    Single Family Mortgage Revenue                            7.300     04/01/2022       495,000         511,167
  Indian River County, Florida, Water and Sewer Revenue
    (FGIC)                                                    5.250     09/01/2020     2,860,000       2,758,642
  Jacksonville, Florida, Health Facilities Authority, New
    Children's Hospital (MBIA)                                7.000     06/01/2021     1,800,000       1,971,036
  Lakeland, Florida, Electric and Water Revenue               5.625     10/01/2036     4,000,000       3,942,600
  Lee County, Florida, Hospital Board of Directors,
    Hospital Revenue, Linked RIBs/SAVRs (d)                   6.350     03/26/2020    12,500,000      13,028,375
  Lee County, Florida, Solid Waste System, Series B           7.000     10/01/2011       300,000         330,732
  Martin County, Florida, Industrial Development
    Authority, Indiantown Cogeneration Project--Series A      7.875     12/15/2025     9,000,000      10,260,180
  Orlando-Orange County, Florida, Expressway Authority        8.250     07/01/2014     3,000,000       3,960,330
  Orlando-Orange County, Florida, Expressway Authority
    (FGIC)                                                    8.250     07/01/2015     2,960,000       3,918,803
  Palm Beach County, Florida, Health Revenue, John F.
    Kennedy Hospital                                          9.500     08/01/2013     2,985,000       3,859,665
  Palm Beach County, Florida, Solid Waste Industrial
    Development, Okeelanta Power Project                      6.700     02/15/2015     3,000,000       2,764,890
  Palm Beach County, Florida, Solid Waste Industrial
    Development, Okeelanta Power Project                      6.850     02/15/2021     7,500,000       6,964,125
  Palm Beach County, Florida, Solid Waste, Osceola Power
    Project, Series A                                         6.950     01/01/2022     7,500,000       7,042,575
  St. Petersburg, Florida, Health Facilities Authority
    (MBIA)                                                    7.000     12/01/2015     3,250,000       3,588,683
  Sunrise, Florida, Utility Systems Revenue, Series A
    (AMBAC)                                                   5.750     10/01/2026     9,000,000       9,026,640
  Tampa, Florida, Allegheny Health Systems                    6.500     12/01/2023       500,000         550,155
  Tampa, Florida, Guaranteed Entitlement, Series A            8.375     10/01/2008     3,145,000       3,367,760
  Tampa, Florida, Subordinate Guaranteed Entitlement,
    Series B (Pre-refunded)                                   8.500     10/01/2018     1,825,000       1,958,042

                                                                                            (continued on next page)

PAGE 12
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Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
GEORGIA
  Forsyth County, Georgia, School District                    6.750%    07/01/2016   $ 3,000,000     $ 3,465,000
  Georgia Municipal Electric Authority Power Revenue,
    Series B                                                  6.375     01/01/2016     9,800,000      10,716,986
  Georgia State, General Obligation, Series B                 6.800     03/01/2011    10,000,000      11,595,900
  Georgia State, General Obligation, Series C                 5.250     04/01/2011    11,700,000      11,763,180
  Georgia State, General Obligation, Series D                 6.700     08/01/2010     1,500,000       1,725,960
  Metropolitan Atlanta Rapid Transit Authority, Georgia,
    Sales Tax Revenue, Series P (AMBAC)                       6.250     07/01/2011     4,255,000       4,700,371
HAWAII
  Hawaii State Department of Budget and Finance, Special
    Purpose Revenue, Hawaii Electric Company (MBIA)           7.375     12/01/2020     8,000,000       8,776,560
IDAHO
  Idaho Housing Finance Authority, Single Family Mortgage
    Bonds, Series D-1                                         8.000     01/01/2020     1,110,000       1,182,827
ILLINOIS
  Chicago, Illinois, Gas Supply Revenue, People's Gas
    Light and Coke Company, Series A                          8.100     05/01/2020    15,860,000      17,552,421
  Cook County, Illinois, General Obligation, District
    Number 508, Lease Certificates, Series C (MBIA)           7.700     12/01/2005     5,970,000       7,061,734
  Illinois Development Finance Authority, Pollution
    Control Revenue Refunding, Commonwealth Edison Company
    Project, Series D                                         6.750     03/01/2015     4,000,000       4,379,280
  Illinois State, Sales Tax, Series P                         6.500     06/15/2022     9,000,000      10,042,290
  Kankakee, Illinois, Sewer Revenue (FGIC)                    6.875     05/01/2011     2,965,000       3,260,018
  Metropolitan Fair and Exposition Authority, Illinois,
    Series A                                                  5.000     06/01/2015     3,000,000       2,717,310
  Metropolitan Pier and Exposition Authority, Illinois,
    Dedicated State Tax Revenue, McCormick Place Expansion
    Project (FGIC) (effective yield 6.70%) (b)                0.000     06/15/2015    19,440,000       6,736,349
  Metropolitan Pier and Exposition Authority, Illinois,
    Dedicated State Tax Revenue, McCormick Place Expansion
    Project (MBIA) (effective yield 6.60%) (b)                0.000     06/15/2013     5,625,000       2,204,212
  Metropolitan Pier and Exposition Authority, Illinois,
    McCormick Place Expansion Project                         7.250     06/15/2005    10,180,000      11,670,352
  Quincy, Illinois, Blessing Hospital Revenue                 6.000     11/15/2018     4,950,000       4,813,727
INDIANA
  Indianapolis, Indiana, Local Public Improvement Bond
    Bank, Series 1992D                                        6.750     02/01/2020     2,000,000       2,142,600
KANSAS
  Burlington, Kansas, Pollution Control, Kansas Gas and
    Electric Company (MBIA)                                   7.000     06/01/2031     2,000,000       2,202,580
KENTUCKY
  Carroll County, Kentucky, Kentucky Utility Company,
    Series A                                                  7.450     09/15/2016     8,000,000       9,073,200
  Jefferson County, Kentucky, Hospital Revenue, Linked
    ACES/Inverse Floaters (MBIA) (d)                          6.435     10/23/2014     6,000,000       6,311,580


PAGE 13
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SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
KENTUCKY (continued)
  Kentucky Housing Corporation, Housing Revenue Bond,
    Series C                                                  7.900%    01/01/2021   $ 4,610,000     $ 4,857,050
  Trimble County, Kentucky, Pollution Control, Louisville
    Gas and Electric Company                                  7.625     11/01/2020     2,725,000       3,009,735
  Trimble County, Kentucky, Pollution Control, Louisville
    Gas and Electric Company, Series A (Pre-refunded)         7.625     11/01/2020       545,000         612,275
LOUISIANA
  Louisiana Public Facilities Authority, Hospital Revenue,
    Woman Hospital Foundation Project                         7.250     10/01/2022     1,750,000       1,869,000
  New Orleans, Louisiana, Capital Appreciation (AMBAC)
    (effective yield 5.77%) (b)                               0.000     09/01/2011     5,000,000       2,210,150
  New Orleans, Louisiana, Capital Appreciation (AMBAC)
    (effective yield 5.82%) (b)                               0.000     09/01/2012     4,700,000       1,944,108
  New Orleans, Louisiana, Capital Appreciation (AMBAC)
    (effective yield 6.05%) (b)                               0.000     09/01/2014     6,960,000       2,549,866
  Orleans Parish, Louisiana, School Board (ETM)               9.050     02/01/2010     5,175,000       6,870,485
  Orleans Parish, Louisiana, School Board, Refunding
    Bonds, Series B                                           5.200     02/01/2014     3,000,000       2,893,530
  Ouachita Parish, Louisiana, Louisiana Hospital Service
    Revenue, Glenwood Regional Medical Center                 7.500     07/01/2021     2,000,000       2,265,280
MAINE
  Maine State Housing Authority, Mortgage Purchase,
    Series A3                                                 7.800     11/15/2015     2,580,000       2,643,881
  Regional Waste System, Maine, Solid Waste Resources
    Recovery Revenue                                          8.150     07/01/2011     2,500,000       2,706,150
MARYLAND
  Maryland State Community Development Administration,
    Multi-Family Housing                                      8.750     05/15/2012     3,345,000       3,363,732
  Maryland State and Local Facilities Loan, 3rd Series        5.000     10/15/2010    11,250,000      11,055,938
MASSACHUSETTS
  Lawrence, Massachusetts, General Obligation (AMBAC)         6.250     02/15/2009       550,000         592,564
  Massachusetts Bay Transportation Authority, Refunding,
    General Transportation Systems, Series A                  7.000     03/01/2008     4,550,000       5,266,625
  Massachusetts Bay Transportation Authority, General
    Transportation Systems, Series A                          7.000     03/01/2007     5,000,000       5,775,650
  Massachusetts Bay Transportation Authority, Series A        7.000     03/01/2011     6,110,000       7,105,808
  Massachusetts Bay Transportation Authority, Series A        6.250     03/01/2012     7,600,000       8,309,232
  Massachusetts Bay Transportation Authority, Series B        6.200     03/01/2016     2,125,000       2,315,506
  Massachusetts Bay Transportation Authority, Series B        5.250     03/01/2020     4,500,000       4,302,315
  Massachusetts Industrial Finance Agency, Harvard
    Community Health Plan, Incorporated, Series B             8.125     10/01/2017    13,750,000      14,602,362
  Massachusetts Industrial Finance Agency, Solid Waste
    Disposal Revenue, Senior Lien, Massachusetts Recycling
    Association, Series A                                     9.000     08/01/2016     8,000,000       4,000,000
  Massachusetts Municipal Wholesale Electric, Power Supply
    Systems Revenue, Series B                                 6.750     07/01/2008     6,050,000       6,465,393
  Massachusetts State Consumer Loan, Series B (FGIC)          5.500     06/01/2012     6,385,000       6,438,762

                                                                                            (continued on next page)

PAGE 14
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Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
MASSACHUSETTS (continued)
  Massachusetts State, General Obligation, Consolidated
    Loan, Series C (FGIC)                                     6.600%    11/01/2008   $ 8,000,000     $ 8,952,960
  Massachusetts State Health and Educational Facilities
    Authority, Brigham & Women's Hospital (MBIA)              6.750     07/01/2024     2,000,000       2,159,400
  Massachusetts State Health and Educational Facilities
    Authority, Capital Asset Program (MBIA)                   7.300     10/01/2018     2,000,000       2,181,040
  Massachusetts State Health and Educational Facilities
    Authority, Massachusetts General Hospital, Series F
    (AMBAC)                                                   6.250     07/01/2012     5,000,000       5,457,200
  Massachusetts State Health and Educational Facilities
    Authority, McLean Hospital Issue, Series C                6.500     07/01/2010       500,000         539,710
  Massachusetts State Health and Educational Facilities
    Authority, Milton Hospital, Series B                      7.250     07/01/2005       700,000         767,494
  Massachusetts State Health and Educational Facilities
    Authority, New England Deaconess Hospital                 6.875     04/01/2022       500,000         527,665
  Massachusetts State Health and Educational Facilities
    Authority, New England Deaconess Hospital (AMBAC)         6.875     04/01/2022     2,980,000       3,252,640
  Massachusetts State, Water Pollution Abatement Trust,
    Pooled Loan Program, Series 2                             6.125     02/01/2008        85,000          92,837
  Massachusetts State Water Resources Authority, Series A     7.125     04/01/2000     1,500,000       1,620,480
  Massachusetts State Water Resources Authority, Series A
    (MBIA)                                                    6.000     08/01/2014     1,500,000       1,549,140
  Massachusetts State Water Resources Authority, Series B     4.000     12/01/2018    19,870,000      15,353,748
  Massachusetts State Water Resources Authority, Series B
    (MBIA)                                                    5.000     12/01/2016       250,000         233,490
MICHIGAN
  Monroe County, Michigan, Economic Development
    Corporation, Detroit Edison Company (FGIC)                6.950     09/01/2022     9,500,000      11,383,850
  Okemos, Michigan, Public School District, Series I
    (effective yield 7.35%) (b)                               0.000     05/01/2021    51,525,000      11,080,966
  Romulus, Michigan, Community Schools, Capital
    Appreciation, Series I (effective yield 8.02%) (b)        0.000     05/01/2017    39,490,000      11,206,472
  West Ottawa, Michigan, Public School District, Capital
    Appreciation (effective yield 7.55%) (b)                  0.000     05/01/2015    35,490,000      11,505,148
MINNESOTA
  Dakota County, Minnesota, Single Family Mortgage            8.100     09/01/2012     1,285,000       1,344,611
  Minnesota State Housing Finance Agency, Single Family
    Mortgage, Series D                                        8.000     01/01/2023     1,385,000       1,434,625
MISSISSIPPI
  Harrison County, Mississippi, Wastewater Treatment
    Management                                                8.500     02/01/2013     1,000,000       1,352,510
MISSOURI
  Kansas City, Missouri, Municipal Assistance Corporation,
    Refunding Leasehold, H Roe Bartle, Revenue Bonds,
    Series A                                                  5.000     04/15/2020    11,500,000      10,663,720
  Missouri State Health and Educational Facilities
    Authority, Barnes Jewish Hospital (MBIA)                  5.150     05/15/2010     5,000,000       4,908,150


PAGE 15
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
MISSOURI (continued)
  Missouri State Housing Development Commission, Mortgage
    Revenue, Single Family, Series B                          6.450%    09/01/2027   $ 1,000,000     $ 1,018,750
  University of Missouri, University Improvement Systems
    Facilities                                                5.500     11/01/2023        25,000          24,693
NEBRASKA
  Nebraska Higher Education Loan Program                      6.450     06/01/2018     8,320,000       8,643,981
NEVADA
  Clark County, Nevada, School District, Series A (MBIA)      6.750     03/01/2007     3,000,000       3,245,370
  Clark County, Nevada, Series A (AMBAC)                      7.500     06/01/2009     6,000,000       7,203,780
NEW HAMPSHIRE
  New Hampshire Higher Education & Health Facilities
    Authority, Frisbie Memorial Hospital, Revenue Bonds       6.125     10/01/2013     8,155,000       8,136,325
NEW JERSEY
  Camden County, New Jersey, Municipal Utilities
    Authority, Sewer Revenue                                  5.125     07/15/2017     4,650,000       4,343,890
  Gloucester County, New Jersey Improvement Authority,
    Solid Waste Resource Recovery Revenue, Gloucester
    County Project A                                          8.125     07/01/2010     1,000,000       1,027,070
  New Jersey Health Care Facilities Financing Authority,
    Jersey Shore Medical Center (AMBAC)                       6.125     07/01/2012     1,000,000       1,036,460
  New Jersey Health Care Facilities Financing Authority,
    Kimball Medical Center, Series C                          8.000     07/01/2013     3,000,000       3,211,530
  New Jersey Health Care Facilities Financing Authority,
    St. Elizabeth's Hospital, Series B                        7.750     07/01/1998     1,200,000       1,227,876
NEW MEXICO
  Albuquerque, New Mexico, Joint Water and Sewer System
    Revenue, Series A (FGIC) (effective yield 6.90%) (b)      0.000     07/01/2008     2,950,000       1,590,581
  City of Albuquerque, New Mexico, Hospital System,
    Series A (MBIA)                                           6.375     08/01/2007     1,500,000       1,613,190
  New Mexico Educational Assistance Foundation, Series B      6.300     12/01/2004     2,225,000       2,401,687
  University of New Mexico, University Revenues,
    Subordinate Lien (MBIA)                                   5.375     06/01/2026     3,750,000       3,598,012
NEW YORK
  Battery Park City Authority, New York, Junior Bonds,
    Series A (AMBAC)                                          5.500     11/01/2029     2,000,000       1,946,920
  Metropolitan Transportation Authority, New York,
    Dedicated Tax Fund, Series A (MBIA)                       5.500     04/01/2015     4,500,000       4,493,925
  Metropolitan Transportation Authority, New York,
    Dedicated Tax Fund, Series A (MBIA)                       5.250     04/01/2026    10,250,000       9,751,338
  New York City, New York, City Municipal Water Finance
    Authority, Water & Sewer System, Revenue Bonds,
    Series B (MBIA)                                           5.750     06/15/2026    10,000,000      10,041,600
  New York City, New York, City Municipal Water Finance
    Authority, Water and Sewer System Revenue (FGIC)          7.000     06/15/2015     4,270,000       4,672,618
  New York City, New York, City Municipal Water Finance
    Authority, Water and Sewer System Revenue, Series B       5.875     06/15/2026     7,500,000       7,501,200
  New York City, New York, General Obligation, Fiscal
    1992, Series A                                            5.875     03/15/2011     6,000,000       5,881,620

                                                                                            (continued on next page)

PAGE 16
--------------------
Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
NEW YORK (continued)
  New York City, New York, General Obligation, Fiscal
    1992, Series A                                            7.750%    08/15/2014   $ 5,125,000     $ 5,885,038
  New York City, New York, General Obligation, Prerefunded
    Balance, Series A                                         7.750     08/15/2008     8,475,000       9,712,774
  New York City, New York, General Obligation, Refunding,
    Series A (FGIC)                                           5.750     08/01/2010       400,000         405,104
  New York City, New York, General Obligation, Series E
    (FGIC)                                                    6.000     08/01/2016     4,500,000       4,620,960
  New York City, New York, General Obligation, Unrefunded
    Balance, Series A                                         7.750     08/15/2008     1,525,000       1,705,880
  New York City, New York, General Obligation, Unrefunded
    Balance, Series A                                         7.750     08/15/2014       335,000         372,979
  New York City, New York, Industrial Special Facility,
    Terminal One Group Association Project                    6.000     01/01/2015     2,500,000       2,496,825
  New York City, New York, Prerefunded, Series A              7.750     08/15/2015     7,980,000       9,163,434
  New York State Care Facilities, New York Hospital,
    Series A                                                  6.800     08/15/2024     3,800,000       4,181,976
  New York State Dormitory Authority Revenue, City
    University Educational Facilities                         6.000     07/01/2026     9,500,000       9,424,095
  New York State Dormitory Authority Revenue, City
    University Educational Facilities (FGIC)                  7.000     07/01/2009     3,780,000       4,447,019
  New York State Dormitory Authority Revenue, City
    University Educational Facilities (FGIC)                  5.375     07/01/2014     1,000,000         984,810
  New York State Dormitory Authority Revenue, Mental
    Health Facility (MBIA)                                    5.125     02/15/2021     7,535,000       7,064,213
  New York State Dormitory Authority Revenue, State
    University Educational Facilities, Refunding, Series B    7.500     05/15/2011    10,500,000      12,274,815
  New York State Dormitory Authority Revenue, State
    University Educational Facilities, Series B (FGIC)        5.250     05/15/2013     9,500,000       8,947,385
  New York State Dormitory Authority Revenue, State
    University Educational Facilities, Series B               5.250     05/15/2019     3,850,000       3,535,956
  New York State Dormitory Authority Revenue, State
    University Educational Facilities, Series C               7.375     05/15/2010     1,100,000       1,267,805
  New York State Energy Research and Development
    Authority, Consolidated Edison Project                    7.750     01/01/2024     7,400,000       7,721,678
  New York State Energy Research and Development
    Authority, Gas Facilities Revenue, Brooklyn Union Gas
    Company Project, Series A                                 5.500     01/01/2021     1,000,000         977,880
  New York State Environmental Facilities Corporation,
    State Water Pollution Control (New York City Water
    Finance Authority) Series E                               6.875     06/15/2010     5,000,000       5,489,450
  New York State Local Government Assistance Corporation,
    Series C                                                  5.500     04/01/2017     2,000,000       1,997,220
  New York State Local Government Assistance Corporation,
    Series D                                                  6.750     04/01/2021       900,000       1,005,462
  New York State Medical Care Facilities, Finance Agency
    Revenue (AMBAC)                                           6.375     11/15/2019     2,255,000       2,388,947
  New York State Medical Care Facilities, Finance Agency
    Revenue (FGIC)                                            6.375     08/15/2014     2,900,000       3,072,463
  New York State Medical Care Facilities, Finance Agency
    Revenue, Health Center Projects, Series A                 6.375     11/15/2019     1,250,000       1,311,275


PAGE 17
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
NEW YORK (continued)
  New York State Medical Care Facilities, Finance Agency
    Revenue, New York Hospital, Series A                       6.750%   08/15/2014   $ 2,000,000     $ 2,194,560
  New York State Medical Care Facilities, Finance Agency
    Revenue, Series A                                          7.700    02/15/2009     5,300,000       5,986,880
  New York State Mortgage Agency, Homeowner Mortgage,
    Series 27                                                  6.900    04/01/2015     4,500,000       4,792,545
  New York State Mortgage Agency, Series A                     6.875    04/01/2017     1,565,000       1,580,321
  New York State Power Authority Revenue and General
    Purpose Revenue                                            7.000    01/01/2018     1,125,000       1,301,479
  New York State Urban Development Corporation Revenue,
    Correctional Capital Facilities, Series 6                  5.375    01/01/2025     4,690,000       4,289,005
  New York State Urban Development Corporation Revenue,
    Correctional Facilities, Refunding, Series A               6.500    01/01/2010    15,920,000      17,052,549
  New York State Urban Development Corporation Revenue,
    Correctional Facilities, Series A                          6.500    01/01/2009       575,000         618,821
  New York State Urban Development Corporation Revenue,
    Correctional Facilities, Series A                          7.500    04/01/2011     9,500,000      10,764,165
  New York, New York, Unrefunded Balance, Series A             7.750    08/15/2015       270,000         300,375
  Niagara Falls, New York, Public Improvement (MBIA)           7.500    03/01/2014       300,000         369,879
  Port Authority, New York and New Jersey, Consolidated
    104th Series (AMBAC)                                       4.750    01/15/2026     3,000,000       2,632,500
  Port Authority, New York and New Jersey, Special
    Obligation Revenue                                         6.750    10/01/2011     4,500,000       4,641,120
  Triborough Bridge and Tunnel Authority, New York,
    General Purpose, Series X                                  6.625    01/01/2012    12,750,000      14,565,855
OHIO
  Adams County, Ohio Valley Local School District              7.000    12/01/2015     2,000,000       2,378,960
  Cleveland, Ohio, Parking Facilities Revenue (MBIA)           5.500    09/15/2022     7,430,000       7,369,446
  Cleveland, Ohio, Public Power Systems, First Mortgage,
    Series A (MBIA)                                            7.000    11/15/2016     7,000,000       8,070,370
  Cleveland, Ohio, Public Power Systems, First Mortgage,
    Series A (MBIA)                                            7.000    11/15/2024     1,000,000       1,163,470
  Columbus, Ohio, General Obligation                          12.375    02/15/2006     1,285,000       1,963,313
  Montgomery County, Ohio, Hospital Revenue, Kettering
    Medical Center (MBIA)                                      6.250    04/01/2020     1,500,000       1,642,440
  Ohio State Building Authority, State Facilities, Adult
    Correctional, Series A (AMBAC)                             5.500    04/01/2016     2,000,000       1,998,960
  Ohio State Higher Educational Facility Commission (MBIA)     6.125    11/15/2017     1,000,000       1,055,870
  Ohio State Housing Finance Agency, Single Family
    Mortgage Revenue, Series C (GNMA)                          9.000    09/01/2018    10,000,000      11,120,500
  Ohio State Turnpike Commission, Turnpike Revenue,
    Series A (MBIA)                                            5.500    02/15/2026     5,000,000       4,914,950
  Ohio State Water Development Authority (AMBAC)               9.375    12/01/2018        30,000          30,975
OKLAHOMA
  Oklahoma State Industrial Authority, Baptist Medical
    Center                                                     7.000    08/15/2014     2,250,000       2,493,495
OREGON
  Oregon Health Sciences University, Revenue Bonds,
    Series A                                                   5.250    07/01/2025     5,000,000       4,671,900
  Western Generation Agency, Oregon, Wauna Cogeneration
    Project, Series B (c)                                      7.400    01/01/2016     3,300,000       3,447,213

                                                                                            (continued on next page)

PAGE 18
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Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
PENNSYLVANIA
  Allegheny County, Pennsylvania, Sewer Revenue Refunding
    (FGIC) (effective yield 6.10%) (b)                        0.000%    06/01/2015    $2,500,000     $  866,700
  Beaver County, Pennsylvania, Industrial Development
    Authority, Ohio Edison Project, Series A                  7.750     09/01/2024        80,000         83,880
  Beaver County, Pennsylvania, Ohio Edison (FGIC)             7.000     06/01/2021     4,390,000      4,736,371
  Delaware County, Pennsylvania, Hospital Revenue, Crozier
    Chester Medical Center (Pre-refunded)                     7.500     12/15/2020     2,545,000      2,875,366
  Delaware County, Pennsylvania, Industrial Development
    Authority                                                 7.375     04/01/2021       500,000        542,225
  Delaware County, Pennsylvania, Industrial Development
    Authority, Resource Recovery Project, Series A (LOC
    Security Pacific)                                         8.100     12/01/2013     7,500,000      7,843,575
  Lebanon County, Pennsylvania, Good Samaritan Hospital
    Authority, Project Revenue                                6.000     11/15/2018     2,000,000      1,956,640
  McKeesport, Pennsylvania, Hospital Authority Revenue,
    McKeesport Hospital                                       6.500     07/01/2008       875,000        877,380
  Montgomery County, Pennsylvania, Industrial Development
    and Pollution Control, Philadelphia Electric Company      7.600     04/01/2021       900,000        965,151
  North Penn, Pennsylvania, Water Authority (FGIC)            6.875     11/01/2019     2,500,000      2,860,700
  Pennsylvania Economic Development Financing Authority,
    Resources Recovery, Northampton Project (c)               6.400     01/01/2009     9,500,000      9,405,570
  Pennsylvania Economic Development Financing Authority,
    Resources Recovery, Northampton Project (c)               6.500     01/01/2013     4,000,000      3,954,680
  Pennsylvania Economic Development Financing Authority,
    Resources Recovery, Northampton Project (c)               6.600     01/01/2019     3,800,000      3,751,322
  Pennsylvania Housing Finance Agency, Multi-Family,
    Section 8                                                 8.200     07/01/2024     8,000,000      8,547,120
  Pennsylvania Housing Finance Agency, Residential
    Development, Section 8, Series A                          7.600     07/01/2013     5,545,000      5,936,532
  Pennsylvania Housing Finance Agency, Single Family
    Mortgage, Series P                                        8.000     04/01/2016     3,000,000      3,081,390
  Pennsylvania Housing Finance Agency, Single Family
    Mortgage, Series T                                        7.750     10/01/2009     4,000,000      4,185,920
  Pennsylvania Housing Finance Agency, Single Family
    Mortgage, Series V                                        7.800     04/01/2016     3,950,000      4,097,177
  Pennsylvania Intergovernmental Cooperative Authority,
    Philadelphia Funding (FGIC)                               6.750     06/15/2021     1,910,000      2,158,854
  Pennsylvania State Higher Educational Facilities
    Authority, Allegheny General Hospital, Series A           7.125     09/01/2007     4,000,000      4,355,040
  Pennsylvania State Higher Educational Facilities
    Authority, Thomas Jefferson University, Series A          6.625     08/15/2009       150,000        163,605
  Pennsylvania State Industrial Development Authority         7.000     01/01/2006       500,000        573,780
  Philadelphia, Pennsylvania, Hospital and Higher
    Education Facilities, Albert Einstein Medical Center      7.625     04/01/2011     2,350,000      2,490,459
  Philadelphia, Pennsylvania, Hospital and Higher
    Education Facilities, Albert Einstein Medical Center      7.000     10/01/2021     3,000,000      3,181,260
  Philadelphia, Pennsylvania, Hospital and Higher
    Education Facilities, Community College, Series B
    (MBIA)                                                    6.500     05/01/2007       280,000        309,117


PAGE 19
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
PENNSYLVANIA (continued)
  Philadelphia, Pennsylvania, Municipal Development
    Authority, Criminal Justice Center, Series A (MBIA)        7.100%   11/15/2006   $ 4,095,000     $ 4,575,466
  Philadelphia, Pennsylvania, Water and Wastewater, Linked
    Bull/Bear Forward BPO (FGIC) (d)                          10.000    06/15/2005    10,000,000      13,293,600
  Philadelphia, Pennsylvania, Water and Wastewater (MBIA)      6.250    08/01/2012     1,750,000       1,906,887
  Pittsburgh, Pennsylvania, Urban Redevelopment Authority,
    Multi-Family Housing Mortgage, 1985 Series A               9.250    12/01/2027     3,175,000       3,307,842
  Sayre, Pennsylvania, Health Care Facilities Authority,
    Guthrie Healthcare, Series A                               7.100    03/01/2017     6,350,000       6,849,872
  Westmoreland County, Pennsylvania, Municipal Authority,
    Capital Appreciation, Series C (effective yield 5.69%)
    (b)                                                        0.000    08/15/2015     5,000,000       1,738,050
PUERTO RICO
  Puerto Rico Commonwealth Aquaduct and Sewer Authority
    Revenue Bond                                               5.000    07/01/2019     6,000,000       5,463,780
  Puerto Rico Commonwealth Highway and Transportation
    Authority Revenue, Series Y (FSA)                          5.250    07/01/2015       500,000         487,810
  Puerto Rico Commonwealth, General Obligation, Linked BPO
    (MBIA) (d)                                                 7.000    07/01/2010    13,300,000      15,519,105
  Puerto Rico Commonwealth, General Obligation, Linked BPO
    (AMBAC) (d)                                                7.000    07/01/2010     5,000,000       5,834,250
  Puerto Rico Commonwealth, General Obligation, Refunding      6.450    07/01/2017     3,000,000       3,206,790
  Puerto Rico Electric Power Authority, Refunding,
    Series S                                                   7.000    07/01/2007     2,000,000       2,270,040
  Puerto Rico Electric Power Authority, Series Y (MBIA)        6.500    07/01/2006     4,000,000       4,509,760
  Puerto Rico Industrial, Tourist, Educational, Medical,
    Environmental Control Facilities Finance Authority
    (MBIA)                                                     6.250    07/01/2024     1,500,000       1,578,945
  Puerto Rico Industrial, Tourist, Educational, Medical,
    Environmental Control Facilities Finance Authority         5.500    08/01/2024     1,000,000         879,320
  Puerto Rico Public Buildings Authority, Guaranteed
    Public Education
    and Health Facilities, Series M                            5.700    07/01/2009     1,800,000       1,857,888
  Puerto Rico Public Buildings Authority, Guaranteed
    Public Education and Health Facilities, Series M, Step
    Bond (effective yield 5.74%) (b)                           3.750    07/01/2016     6,250,000       5,779,875
RHODE ISLAND
  Rhode Island State Health and Educational Building
    Corporation, Hospital Financing Revenue, Roger
    Williams General Hospital                                  9.500    07/01/2016     5,710,000       5,819,575
SOUTH CAROLINA
  South Carolina State Ports Authority, Ports Revenue
    (AMBAC)                                                    6.750    07/01/2021     9,000,000       9,604,980
  South Carolina State Public Services Authority, Fixed
    Option Bonds (MBIA)                                        5.342    06/30/2006    10,400,000      10,508,160
TENNESSEE
  Bristol, Tennessee, Health and Education Authority,
    Bristol Memorial Hospital (FGIC)                           6.750    09/01/2010     4,200,000       4,820,676
  Knox County, Tennessee, Health and Educational
    Facilities, Fort Sanders Hospital Alliance, Series B
    (MBIA)                                                     7.250    01/01/2010     7,000,000       8,253,630
  Knox County, Tennessee, Health and Educational
    Facilities, Fort Sanders Hospital Alliance, Series C
    (MBIA)                                                     5.250    01/01/2015     3,500,000       3,373,195

                                                                                            (continued on next page)

PAGE 20
--------------------
Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
TENNESSEE (continued)
  Metro Government, Nashville & Davidson Counties,
    Tennessee, Step Bond (FGIC) (effective yield 4.26%)
    (b)                                                       0.000%    01/01/2012   $ 9,000,000     $ 9,716,220
  Tennessee Housing Development Authority, Home Ownership
    Program, Issue H                                          7.825     07/01/2015     5,655,000       5,782,860
TEXAS
  Alliance Airport Authority Income, Texas, Federal
    Express Corporation Project                               6.375     04/01/2021    14,500,000      14,525,375
  Austin, Texas, Utility Systems Capital Appreciation
    (AMBAC) (effective yield 6.80%) (b)                       0.000     11/15/2011    12,000,000       5,221,200
  Bexar, Texas, Metropolitan Water District Waterworks
    Systems, Prerefunded (AMBAC)                              6.625     05/01/2014     1,825,000       2,026,133
  Bexar, Texas, Metropolitan Water District Waterworks
    Systems, Unrefunded Balance (AMBAC)                       6.625     05/01/2014        25,000          26,839
  Brazos River Authority, Texas Revenue Refunding, Houston
    Light and Power Company, Project C                        8.100     05/01/2019     8,500,000       9,061,935
  Brownsville, Texas, Utility System Revenue (MBIA)           6.250     09/01/2014     2,400,000       2,632,848
  Cypress-Fairbanks, Texas, Independent School District,
    Capital Appreciation, Series A (effective yield 6.03%)
    (b)                                                       0.000     02/15/2013     6,675,000       2,707,981
  Fort Bend County, Texas, Levee Improvement (MBIA)           6.900     09/01/2020     1,165,000       1,277,224
  Fort Bend County, Texas, Levee Improvement District # 11
    (MBIA)                                                    6.900     09/01/2018     1,245,000       1,364,931
  Fort Bend County, Texas, Levee Improvement District # 11
    (MBIA)                                                    6.900     09/01/2019     1,000,000       1,093,040
  Harris County, Texas, Flood Control District (effective
    yield 7.20%) (b)                                          0.000     10/01/2006     7,000,000       3,798,200
  Harris County, Texas, Health Facilities Development
    Corporation                                               6.600     06/01/2014     5,000,000       5,225,900
  Harris County, Texas, Health Facilities Development
    Corporation, Hermann Hospital Project (MBIA)              6.375     10/01/2017     2,480,000       2,623,344
  Harris County, Texas, Health Facilities, Memorial
    Hospital System                                           7.125     06/01/2015     2,525,000       2,714,956
  Harris County, Texas, Senior Lien, Toll Road, Series A
    (MBIA)                                                    6.375     08/15/2024     4,000,000       4,307,080
  Harris County, Texas, Toll Road                             7.000     08/15/2010     3,000,000       3,504,660
  Houston, Texas, Airport System Revenue, Senior Lien         8.200     07/01/2017     4,565,000       4,885,189
  Houston, Texas, General Obligation                          7.000     03/01/2008    15,000,000      17,460,000
  Houston, Texas, Hotel Occupancy Tax, Refunding, Senior
    Lien, Revenue Bonds                                       5.500     07/01/2015     3,000,000       2,982,420
  Houston, Texas, Water and Sewer System Revenue,
    Refunding, Junior Lien, Series C (effective yield
    6.85%) (b)                                                0.000     12/01/2010     2,700,000       1,257,930
  Houston, Texas, Water and Sewer System Revenue, Series C
    (effective yield 6.90%) (b)                               0.000     12/01/2011    13,000,000       5,699,980
  Lower Colorado River Authority, Texas, Series B (AMBAC)
    (effective yield 7.05%) (b)                               0.000     01/01/2005     2,135,000       1,436,492
  Northwest Texas, Independent School District, Capital
    Appreciation (AMBAC) (effective yield 7.28%) (b)          0.000     08/15/2010     3,690,000       1,744,853
  Rio Grande Valley, Texas, Health Facilities Corporation,
    Hospital Revenue, Baptist Medical Center Project
    (MBIA)                                                    8.000     08/01/2017     1,085,000       1,159,355


PAGE 21
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
TEXAS (continued)
  Tarrant County, Texas, Health Facilities Development
    Revenue, Harris Methodist Health System, Series A
    (AMBAC)                                                    5.125%   09/01/2018   $ 5,000,000     $ 4,638,300
  Tarrant County, Texas, Housing Finance Corporation,
    Series A (MBIA) (effective yield 11.00%) (b)               0.000    09/15/2016     6,415,000       2,010,397
  Texas Housing Agency, Residential Development, Series D      8.400    01/01/2021     4,085,000       4,260,369
  Texas Housing Agency, Single Family Mortgage                 8.200    03/01/2016     2,525,000       2,590,423
  Texas Municipal Power Agency, Capital Appreciation
    (effective yield 9.62%) (b)                                0.000    09/01/2008     4,500,000       2,426,670
  Texas Municipal Power Agency (effective yield 9.13%) (b)     0.000    09/01/2006     4,455,000       2,721,426
  Texas Municipal Power Agency, Refunding Bonds (MBIA)         5.250    09/01/2012       175,000         170,933
  Texas Municipal Power Agency, Revenue Bonds                  6.100    09/01/2009       130,000         140,574
  Texas State, Linked RIBs/SAVRs (d)                           6.200    09/30/2011     5,000,000       5,377,350
  Titus County, Texas, Water District #1, Southwest
    Electric Power                                             8.200    08/01/2011     9,000,000      10,296,090
  Tomball, Texas, Hospital Authority, Tomball Regional
    Hospital                                                   6.125    07/01/2023    11,000,000      10,698,270
  University of Texas, University Revenues, Prerefunded
    Balance, Series B                                          6.750    08/15/2013       705,000         781,796
  University of Texas, University Revenues, Unrefunded
    Balance, Series B                                          6.750    08/15/2013     1,475,000       1,604,240
  Waller, Texas, General Obligation, Independent School
    District                                                   5.250    02/15/2021     3,450,000       3,278,086
UTAH
  Intermountain Power Agency, Utah, Power Supply, Series B    10.375    07/01/2011     3,000,000       3,593,820
  Intermountain Power Agency, Utah, Power Supply, Series C
    (effective yield 21.29%) (b)                               0.000    07/01/2020     6,500,000       1,033,240
  Intermountain Power Agency, Utah, Power Supply, Series D     8.375    07/01/2012     3,020,000       3,151,189
  Intermountain Power Agency, Utah, Power Supply,
    Series G, Step Bond (effective yield 7.65%) (b)            0.000    07/01/2012    24,350,000      24,311,040
  Murray City, Utah, Hospital Revenue, Health Services
    Incorporated (MBIA)                                        4.750    05/15/2020     4,145,000       3,605,611
  Utah State Housing Finance Agency, Single Family
    Mortgage, Series C 2                                       7.950    07/01/2010       325,000         344,058
VERMONT
  Vermont Housing Finance Agency, Single Family, Series 1      8.150    05/01/2025     1,485,000       1,566,526
VIRGINIA
  Fairfax County, Virginia, Industrial Development
    Authority                                                  5.000    08/15/2023     9,355,000       8,463,375
  Fredericksburg, Virginia, Industrial Development
    Authority, Hospital Facilities Revenue, Medicorp
    Health System Obligation (AMBAC)                           5.250    06/15/2023     3,500,000       3,309,075
  Hampton Roads, Virginia, Regional Jail Authority,
    Regional Jail Facilities Revenue, Series A (MBIA)          5.625    07/01/2016     5,850,000       5,904,288
  Pittsylvania County, Virginia, Industrial Development
    Authority, Series A (c)                                    7.450    01/01/2009     2,000,000       2,089,560
  Virginia State Housing Development Authority,
    Residential Mortgage, Series B (effective yield
    10.62%) (b)                                                0.000    09/01/2014       790,000         126,866
  Virginia State Transportation Board Revenue, North
    Virginia Transportation District, Series A                 5.125    05/15/2016     2,600,000       2,493,270
  Winchester, Virginia, Industrial Development Hospital
    Revenue, Winchester Medical Center (AMBAC)                 6.150    01/01/2015     2,300,000       2,170,303

                                                                                            (continued on next page)

PAGE 22
--------------------
Keystone Tax Free Fund

SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
VIRGINIA (continued)
  Winchester, Virginia, Industrial Development Hospital
    Revenue, Winchester Medical Center (AMBAC)                6.300%    01/01/2015   $ 3,200,000   $    3,033,024
WASHINGTON
  Tacoma, Washington, Electric Systems Revenue, Linked
    RIBs/SAVRs (AMBAC) (d)                                    6.514     01/02/2015    12,000,000       12,747,480
  Washington Public Power Supply System, Nuclear Project
    #3 (effective yield 10.09%) (b)                           0.000     07/01/2012     4,000,000        1,642,680
  Washington State General Obligation, Series A               5.375     07/01/2021    10,000,000        9,664,000
  Washington State General Obligation, Series B               5.500     05/01/2018    14,000,000       13,946,240
  Washington State Health Care Facilities Authority,
    Multi-Care Medical Center of Tacoma (FGIC)                7.875     08/15/2011     1,300,000        1,393,132
WISCONSIN
  Wisconsin Health and Education Facilities Authority,
    Bellin Memorial Hospital, Incorporated (Pre-refunded)     7.625     04/01/2019     5,000,000        5,452,500
  Wisconsin Housing and Economic Development Authority,
    Home Ownership                                            8.000     03/01/2021     1,195,000        1,248,883
  Wisconsin State, General Obligation, Series 2               5.125     11/01/2011     5,000,000        4,938,500
WYOMING
  Wyoming Community Development Authority, Housing
    Revenue, Series 5                                         6.250     06/01/2027    10,000,000       10,021,300
  Wyoming Community Development Authority, Single Family
    Mortgage, Series B                                        8.125     06/01/2021     2,610,000        2,737,759
----------------------------------------------------------    ------    ----------    ----------   --------------
TOTAL MUNICIPAL BONDS (Cost--$1,448,532,894)                                                        1,527,775,935
----------------------------------------------------------    ------    ----------    ----------   --------------
TEMPORARY TAX-EXEMPT INVESTMENTS (1.0%)
  California Health Facilities Financing Authority
    Revenue, St. Joseph Health, Series A (a)                  5.000     07/01/2013       295,000          295,000
  Dade County, Florida, Water & Sewer System Revenue
    (FGIC) (a)                                                4.000     10/05/2022     2,235,000        2,235,000
  Los Angeles County, California, Pension, Series C (a)       3.900     06/30/2007       975,000          975,000
  Massachusetts State Health and Educational Facilities
    Authority Revenue, Capital Assets Program, Series D
    (MBIA) (a)                                                4.900     01/01/2035     2,240,000        2,240,000
  Missouri State Health and Educational Facilities
    Authority Revenue, Christian Health Services, Series B
    (a)                                                       4.050     12/01/2019     1,635,000        1,635,000
  New York City, New York, General Obligation, Series B,
    Subseries B3 (a)                                          5.000     08/15/2004       160,000          160,000
  New York City, New York, General Obligation, Subseries
    A8 (a)                                                    5.000     06/15/2024         5,000            5,000
  Peninsula Ports Authority, Virginia, Ports Authority
    Revenue (a)                                               5.000     12/01/2005     2,000,000        2,000,000
  Perry County, Mississippi, Pollution Control Revenue,
    Leaf River Forest Project (a)                             5.000     03/01/2002     2,000,000        2,000,000
  Sayre, Pennsylvania, Health Care Facilities Authority
    Revenue, Series K (AMBAC) (a)                             4.000     12/01/2020     1,495,000        1,495,000
  Uinta County, Wyoming, Pollution Control Revenue,
    Chevron USA Incorporated Project (a)                      5.000     08/15/2020     1,000,000        1,000,000


PAGE 23
--------------------


SCHEDULE OF INVESTMENTS--December 31, 1996

                                                              Coupon     Maturity     Principal        Market
                                                               Rate        Date         Amount          Value
----------------------------------------------------------    ------    ----------    ----------   --------------
TEMPORARY TAX-EXEMPT INVESTMENTS (continued)
  Washington State Health Care Facilities Authority
    Revenue, Sisters of Providence, Series D (a)              5.000%    10/01/2005     $850,000    $      850,000
----------------------------------------------------------    ------    ----------    ----------   --------------
TOTAL TEMPORARY TAX-EXEMPT INVESTMENTS (Cost--$14,890,000)                                             14,890,000
----------------------------------------------------------    ------    ----------    ----------   --------------
TOTAL INVESTMENTS (Cost--$1,463,422,894) (e)                                                        1,542,665,935
OTHER ASSETS AND LIABILITIES--NET (1.0%)                                                               15,219,857
----------------------------------------------------------    ------    ----------    ----------   --------------
NET ASSETS (100.0%)                                                                                $1,557,885,792
----------------------------------------------------------    ------    ----------    ----------   --------------

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as mended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(d) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities (see Note 1).
(e) The cost of investments for federal income tax purposes amounted to $1,463,520,567. Gross unrealized appreciation and unrealized depreciation of investments, based on identified tax cost, at December 31, 1996 are as follows:

Gross unrealized appreciation      $86,747,523
Gross unrealized depreciation       (7,602,155)
                                  -------------
Net unrealized appreciation        $79,145,368
                                  -------------

Legend of Portfolio Abbreviations:
AMBAC--American Municipal Bond Assurance Corp.
ETM--Escrowed to Maturity
FGIC--Federal Guaranty Insurance Co.
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
LOC--Line of Credit
MBIA--Municipal Bond Investors Assurance Corp.
BPO--Bond Payment Obligation
SAVRs--Select Auction Variable Rate Securities
RIBs--Residual Interest Bonds
ACES--Auction Rate Securities

See Notes to Financial Statements.

PAGE 24
--------------------
Keystone Tax Free Fund

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each year)


                                                               Year Ended December 31,
                                       1996         1995         1994         1993         1992          1991
 ================================    =========    =========    =========    =========    =========   ===========

Net asset value beginning of
  year                              $     7.86   $     7.10   $     8.12   $     8.04   $     8.07    $     7.90
 --------------------------------      -------      -------      -------      -------      -------     ---------
Income from investment
  operations:
Net investment income                     0.41         0.41         0.37         0.39         0.46          0.46
Net realized and unrealized gain
  (loss) on investments and
  closed futures contracts               (0.17)        0.74        (0.96)        0.48         0.12          0.36
 --------------------------------      -------      -------      -------      -------      -------     ---------
Total from investment operations          0.24         1.15        (0.59)        0.87         0.58          0.82
 --------------------------------      -------      -------      -------      -------      -------     ---------
Less distributions from:
Net investment income                    (0.39)       (0.39)       (0.37)       (0.39)       (0.46)        (0.46)
In excess of net investment
  income                                  0.00         0.00        (0.06)       (0.06)       (0.04)        (0.07)
Net realized gain on investments          0.00         0.00         0.00        (0.33)       (0.11)        (0.12)
In excess of net realized gain
  on investments                          0.00         0.00         0.00        (0.01)        0.00          0.00
 --------------------------------      -------      -------      -------      -------      -------     ---------
Total distributions                      (0.39)       (0.39)       (0.43)       (0.79)       (0.61)        (0.65)
 --------------------------------      -------      -------      -------      -------      -------     ---------
Net asset value end of year         $     7.71   $     7.86   $     7.10   $     8.12   $     8.04    $     8.07
 ================================      =======      =======      =======      =======      =======     =========
Total Return (b)                          3.15%       16.61%       (7.34%)      11.15%        7.55%        10.80%
 ================================      =======      =======      =======      =======      =======     =========
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                           0.87%(c)     0.95%(c)     1.55%        1.66%        1.38%         1.75%
 Net investment income                    5.34%        5.41%        4.92%        4.72%        5.71%         5.78%
Portfolio turnover rate                     69%          56%          84%          76%          78%           77%
 --------------------------------      -------      -------      -------      -------      -------     ---------
Net assets end of year
  (thousands)                       $1,557,886   $1,204,468   $1,197,727   $1,548,503   $1,453,199    $1,146,185
 ================================      =======      =======      =======      =======      =======     =========


                                                  Year Ended December 31,
                                     1990 (a)       1989         1988          1987
 ================================    =========    =========    =========   ===========

Net asset value beginning of
  year                              $     8.06    $   8.18     $   8.09      $   8.85
 --------------------------------      -------      -------      -------     ---------
Income from investment
  operations:
Net investment income                     0.52        0.57         0.55          0.56
Net realized and unrealized gain
  (loss) on investments and
  closed futures contracts               (0.01)       0.15         0.30         (0.58)
 --------------------------------      -------      -------      -------     ---------
Total from investment operations          0.51        0.72         0.85         (0.02)
 --------------------------------      -------      -------      -------     ---------
Less distributions from:
Net investment income                    (0.52)      (0.60)       (0.63)        (0.64)
In excess of net investment
  income                                 (0.03)       0.00         0.00          0.00
Net realized gain on investments         (0.12)      (0.24)       (0.13)        (0.10)
In excess of net realized gain
  on investments                          0.00        0.00         0.00          0.00
 --------------------------------      -------      -------      -------     ---------
Total distributions                      (0.67)      (0.84)       (0.76)        (0.74)
 --------------------------------      -------      -------      -------     ---------
Net asset value end of year         $     7.90    $   8.06     $   8.18      $   8.09
 ================================      =======      =======      =======     =========
Total Return (b)                          6.66%       9.11%       10.89%        (0.14%)
 ================================      =======      =======      =======     =========
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                           1.18%       1.23%        1.79%         1.70%
 Net investment income                    6.54%       6.94%        6.74%         6.80%
Portfolio turnover rate                     64%         69%          61%           43%
 --------------------------------      -------      -------      -------     ---------
Net assets end of year
  (thousands)                       $1,060,826    $901,912     $903,132      $894,768
 ================================      =======      =======      =======     =========

(a) Calculation based on average shares outstanding.

(b) Excluding applicable sales charges.

(c) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.86% and 0.94% for the years ended December 31, 1996 and 1995, respectively.

See Notes to Financial Statements.

PAGE 25
--------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets (Note 2)
  Investments at market value
    (identified cost--$1,463,422,894)                  $1,542,665,935
  Receivable for:
   Investments sold                                         3,000,875
   Fund shares sold                                           161,661
   Interest                                                25,970,285
  Other assets                                                166,675
-------------------------------------------------        ----------
    Total assets                                        1,571,965,431
-------------------------------------------------        ----------
Liabilities (Note 2)
  Payable for:
   Investments purchased                                    4,919,751
   Fund shares redeemed                                     2,049,565
   Distributions to shareholders                            6,333,173
  Accrued Trustees' fees and expenses                           3,006
  Other accrued expenses                                      774,144
-------------------------------------------------        ----------
    Total liabilities                                      14,079,639
-------------------------------------------------        ----------
Net assets                                             $1,557,885,792
-------------------------------------------------        ----------
Net assets represented by
  Paid-in capital                                      $1,489,589,329
  Undistributed net investment income                       2,957,507
  Accumulated net realized loss on investments and
    closed futures contracts                              (13,904,085)
  Net unrealized appreciation on investments               79,243,041
-------------------------------------------------        ----------
    Total net assets                                   $1,557,885,792
-------------------------------------------------        ----------
Net asset value per share (Note 2)
  Net asset value of $1,557,885,792 / 201,937,602
    outstanding shares of beneficial interest          $         7.71
=================================================        ==========



STATEMENT OF OPERATIONS
Year Ended December 31, 1996

Investment income
  Interest                                                 $ 97,670,668
------------------------------------       ---------        ----------
Expenses (Notes 4, 5 and 6)
  Investment management fee               $  6,642,609
  Distribution Plan expenses                 4,706,968
  Transfer agent fees                        1,591,303
  Other administrative service fees            666,547
  Trustees' fees and expenses                   48,506
  Reimburseable accounting expenses             19,501
------------------------------------       ---------        ----------
   Total expenses                           13,675,434
  Less: Expenses paid indirectly              (172,145)
------------------------------------       ---------        ----------
  Net expenses                                               13,503,289
------------------------------------       ---------        ----------
  Net investment income                                      84,167,379
------------------------------------       ---------        ----------
Net realized and unrealized loss on
 investments (Note 3)
  Net realized gain on investments          15,476,735
  Net change in unrealized
    appreciation or depreciation on
    investments (Note 7)                   (48,955,108)
------------------------------------       ---------        ----------
  Net realized and unrealized loss on
    investments                                             (33,478,373)
------------------------------------       ---------        ----------
  Net increase in net assets resulting
    from operations                                        $ 50,689,006
====================================       =========        ==========


See Notes to Financial Statements.

PAGE 26
--------------------
Keystone Tax Free Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Year Ended December
                                                                        31, 1996            1995
=====================================================================   ================    ==================

Operations
  Net investment income                                                   $   84,167,379      $   65,921,672
  Net realized gain on investments and closed futures contracts               15,476,735           8,930,765
  Net change in unrealized appreciation or depreciation on
    investments                                                              (48,955,108)        113,250,664
-------------------------------------------------------------------        ------------        --------------
   Net increase in net assets resulting from operations                       50,689,006         188,103,101
-------------------------------------------------------------------        ------------        --------------
Distributions to shareholders from net investment income (Note 1)            (79,617,449)        (63,827,615)
-------------------------------------------------------------------        ------------        --------------
Capital share transactions (Notes 2 and 7)
  Shares issued in connection with the acquisition of Keystone
   Tax Exempt Trust                                                          658,278,376                   0
  Proceeds from shares sold                                                  107,614,922         133,114,586
  Payment for shares redeemed                                               (424,558,360)       (283,907,474)
  Net asset value of shares issued in reinvestment of dividends and
    distributions                                                             41,011,255          33,258,548
-------------------------------------------------------------------        ------------        --------------
  Net increase (decrease) in net assets resulting from capital share
    transactions                                                             382,346,193        (117,534,340)
-------------------------------------------------------------------        ------------        --------------
   Total increase in net assets                                              353,417,750           6,741,146
Net assets
  Beginning of year                                                        1,204,468,042       1,197,726,896
-------------------------------------------------------------------        ------------        --------------
  End of year [including undistributed net investment income
    (accumulated distributions in excess of net investment income)
    as follows: 1996--$2,957,507 and 1995--($1,663,086)]                  $1,557,885,792      $1,204,468,042
===================================================================        ============        ==============

See Notes to Financial Statements.

PAGE 27
--------------------

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Keystone Tax Free Fund (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone was formerly a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") and is currently a subsidiary of First Union Keystone, Inc. First Union Keystone, Inc. is a wholly-owned subsidiary of First Union National Bank of North Carolina which in turn is a wholly-owned subsidiary of First Union Corporation ("First Union"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund's investment objective is to provide shareholders with the highest possible current income, exempt from federal income taxes, while preserving capital by investing in high quality municipal bonds.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Securities

Tax-exempt bonds are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. Futures Contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.

  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. Derivative Securities

The Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these

PAGE 28
--------------------
Keystone Tax Free Fund

types of securities as it is consistent with its investment objectives.

D. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

E. Federal Income Taxes

The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required.

F. Distributions

The Fund declares dividends from net investment income daily and distributes such dividends monthly. The Fund distributes net capital gains, if any, at least, annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of market discount on securities.

2. Capital Share Transactions

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Transactions in shares of the Fund were as follows:

                                         Year ended December 31,
                                          1996            1995
 =================================    ============   ==============
Shares issued in connection with
  the acquisition of Keystone Tax
  Exempt Trust (Note 7)                84,656,452          -0-
Shares sold                            14,063,760       17,669,831
Shares redeemed                       (55,439,349)     (37,618,182)
Shares issued in reinvestment of
dividends and distributions             5,361,695        4,437,352
 ---------------------------------    ------------   --------------
Net increase (decrease)                48,642,558      (15,510,999)
 =================================    ============   ==============

3. Securities Transactions

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government securities) for the year ended December 31, 1996 were $1,379,241,478 and $1,041,052,842, respectively.

  As of December 31, 1996, the Fund has a capital loss carryover for federal income tax purposes of approximately $13,723,000 which expires as follows:
$10,370,000--2002 and $3,353,000--2003.

4. Distribution Plans

The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund pays its principal underwriter amounts which are calculated and paid monthly.

  Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. (formerly, Keystone Investment Distributors Company) ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter. On December 11, 1996, the Fund entered into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly, Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of

PAGE 29
--------------------

BISYS Group Inc. At that time, EKD replaced EKIS as the Fund's principal underwriter.

  Under the Distribution Plan, the Fund pays a distribution fee which may not exceed 1.00% of the Fund's average daily net assets, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

  During the year ended December 31, 1996, the Fund received $696,350 in contingent deferred sales charges. Contingent deferred sales charges paid by redeeming shareholders may be paid to EKIS and/or EKD.

  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been earned while the Distribution Plan was in effect.

  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

5. Investment Management Agreement and Other Affiliated Transactions

Under an investment advisory agreement dated December 11, 1996, Keystone serves as the Investment Adviser and Manager to the Fund. Keystone provides the Fund with investment advisory and management services. In return, Keystone is paid a management fee, computed and paid daily, at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining as net assets increase to 0.25% per annum, to the average daily net asset value of the Fund.

  Prior to December 11, 1996, Keystone Management, Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as Investment Manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the Investment Adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.

  In providing or obtaining additional operating services, facilities and supplies to the Fund, KMI had incurred administrative expenses of $666,547 which consisted of $533,237 for custodian fees, $18,769 for audit and legal and $114,541 for printing, registration, insurance and other miscellaneous expenses. KMI has been reimbursed for these expenses by the Fund.

  During the year ended December 31, 1996, the Fund paid or accrued $19,501 to Keystone for certain accounting services.

  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

6. Expense Offset Arrangement

The Fund has entered into an expense offset arrangement with its custodian. For the year ended December 31, 1996, the Fund incurred total custody fees of $533,237 and received a credit of $172,145 pursuant to this expense offset arrangement, resulting in a net custody expense of $361,092. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. Fund Reorganization

On February 29, 1996, the Fund acquired the net assets of Keystone Tax Exempt Trust in exchange for

PAGE 30
--------------------
Keystone Tax Free Fund

shares of the Fund pursuant to a plan of reorganization approved by the shareholders of Keystone Tax Exempt Trust on February 29, 1996. The acquisition was accomplished by a tax-free exchange of shares of the Fund for the net assets of Keystone Tax Exempt Trust. The net assets of Keystone Tax Exempt Trust on that date, including $40,609,975 of unrealized appreciation on investments, were combined with the Fund. The aggregate net assets of the Fund and Tax Exempt Trust immediately before the acquisition were $1,142,691,716 and $658,278,376, respectively. The net assets of the Fund immediately after the acquisition were $1,800,970,092.

PAGE 31
--------------------

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Tax Free Fund

We have audited the accompanying statement of assets and liabilities of Keystone Tax Free Fund, including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Tax Free Fund, as of December 31, 1996 the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
January 31, 1997

PAGE 32
--------------------
Keystone Tax Free Fund

FEDERAL TAX STATUS-FISCAL 1996 DISTRIBUTIONS
(Unaudited)

The per share distributions paid to you for fiscal 1996, whether taken in shares or cash, are as follows:

     Income Dividends
 Tax-exempt       Taxable
------------    -----------
    $0.39          $0.00
============    ===========

In January 1997 complete information on calendar year 1996 distributions was forwarded to you to assist in completing your 1996 federal income tax return.

PAGE 33
--------------------

Additional Information
(Unaudited)

Shareholders of the Fund considered and acted upon the proposals listed below at a special meeting of shareholders held Monday, December 9, 1996. In addition, next to each proposal are the results of that vote.

1. To elect the following Trustees:

                                Affirmative     Withheld
============================     ===========   ===========
Frederick Amling                144,022,770     4,053,136
Laurence B. Ashkin              143,990,875     4,085,031
Charles A. Austin III           144,085,020     3,990,886
Foster Bam                      143,983,688     4,092,218
George S. Bissell               143,979,383     4,096,523
Edwin D. Campbell               144,015,759     4,060,147
Charles F. Chapin               144,037,486     4,038,420
K. Dun Gifford                  144,088,419     3,987,487
James S. Howell                 143,983,258     4,092,648
Leroy Keith, Jr.                144,096,560     3,979,346
F. Ray Keyser, Jr.              143,988,564     4,087,342
Gerald M. McDonell              144,031,045     4,044,861
Thomas L. McVerry               144,024,241     4,051,665
William Walt Pettit             144,010,323     4,065,583
David M Richardson              144,101,685     3,974,221
Russell A. Salton, III M.D.     144,092,464     3,983,442
Michael S. Scofield             144,026,816     4,049,090
Richard J. Shima                144,066,939     4,008,967
Andrew J. Simons                144,068,774     4,007,132

2. To approve an Investment Advisory and Management Agreement between the Fund and Keystone Investment Management Company.

Affirmative      139,291,841
Against            3,308,095
Abstain            5,475,971

PAGE 34
--------------------
Keystone Tax Free Fund

                             Keystone's Services
                               for Shareholders

    KEYSTONE AUTOMATED RESPONSE LINE (KARL)--Receive up-to-date account information on your balance, last transaction and recent Fund distribution. You may also process transactions such as investments, redemptions and exchanges using a touch-tone telephone as well as receive quotes on price, yield, and total return of your Keystone Fund. Call toll-free, 1-800-346-3858.

   EASY ACCESS TO INFORMATION ON YOUR ACCOUNT--Information about your Keystone account is available 24 hours a day through KARL. To speak with a Shareholder Services representative about your account, call toll-free 1-800-343-2898 between 8:00 A.M. and 6:00 P.M. Eastern time. Retirement Plan investors should call 1-800-247-4075.

   ADDITIONS TO YOUR ACCOUNT--You can buy additional shares for your account at any time, with no minimum additional investment.

   REINVESTMENT OF DISTRIBUTIONS--You can compound the return on your investment by automatically reinvesting your Fund's distributions at net asset value with no sales charge.

   EXCHANGE PRIVILEGE--You may move your money among funds in the same Keystone family quickly and easily for a nominal service fee. KARL gives you the added ability to move your money any time of day, any day of the week. Keystone offers a variety of funds with different investment objectives for your changing investment needs.

   ELECTRONIC FUNDS TRANSFER (EFT)--Referred to as the "paper-less transaction," EFT allows you to take advantage of a variety of preauthorized account transactions, including automatic monthly investments and systematic monthly or quarterly withdrawals. EFT is a quick, safe and accurate way to move money between your bank account and your Keystone account.

   CHECK WRITING--Shareholders of Keystone Liquid Trust may exercise the check writing privilege to draw from their accounts.

   EASY REDEMPTION--KARL makes redemption services available to you 24 hours a day, every day of the year. The amount you receive may be more or less than your original account value depending on the value of fund shares at time of redemption.

   RETIREMENT PLANS--Keystone offers a full range of retirement plans, including IRA, SEP-IRA, profit sharing, money purchase, and defined contribution plans. For more information, please call Retirement Plan Services, toll-free at 1-800-247-4075.

   Keystone is committed to providing you with quality, responsive account service. We will do our best to assist you and your financial adviser in carrying out your investment plans.

                      THIS PAGE INTENTIONALLY LEFT BLANK

[wrap cover]
                                    KEYSTONE
                                FAMILY OF FUNDS

                                    [diamond]

                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                                  Liquid Trust
                           Mid-Cap Growth Fund (S-3)
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund


This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

[GRAPHIC] Evergreen Keystone Logo

P.O. Box 2121
Boston, Massachusetts 02106-2121

KTF-R-2/97
48M             [recycle symbol]

KEYSTONE

[GRAPHIC] U.S. flag

TAX FREE
FUND

[GRAPHIC] Evergreen Keystone Logo

ANNUAL REPORT
DECEMBER 31, 1996

PAGE 1
KEYSTONE TAX FREE FUND

Dear Shareholder:

We are pleased to report on the performance of Keystone Tax Free Fund for the six-month fiscal period that ended on June 30, 1997. Following this letter is a discussion with your Fund's manager, discussing portfolio strategy.

PERFORMANCE

For the six-month period your Fund returned 2.52%; for the twelve months period it returned 7.07%. These results include price changes and reinvestment of dividends. The Lehman Municipal Bond Index-- a widely recognized benchmark of municipal bond performance-- returned 3.20% for the same six-month period and 7.81% for the same twelve-month period.
  We believe your Fund performed satisfactorily in a difficult interest rate environment over the past six months. While interest rates ended the period relatively unchanged, they rose during much of the first half of 1997 and later declined. Investors continued to be concerned about stronger-than-expected economic growth, future inflation and higher interest rates. This created an atmosphere of uncertainty and gave the market a vigilant tone.
  Interest rates declined late in the period as employment growth showed signs of slowing. Throughout the year's first half, inflation remained well contained.
  We managed your Fund conservatively during this changing environment. We improved the overall quality of the portfolio, primarily by reducing positions in BBB-rated securities and increasing holdings in AAA-rated bonds. We increased your Fund's net assets invested in AAA-rated bonds from 46% on December 31, 1996 to 54% on June 30, 1997. Your Fund's average quality was AA+, also as of the end of the reporting period.
  In the last half of this period, we increased your Fund's sensitivity to interest rate changes, as it appeared interest rates would decline and bond prices would rise. We did this by selling bonds with 5-10 year maturities and reinvesting proceeds in bonds with 15-20 year maturities.
  We also focused on bonds with lower coupons, as well as some attractively priced zero-coupon bonds. We believe these changes enhanced your Fund's total return when interest rates fell.

OUTLOOK

Going forward, we are cautiously optimistic about the municipal bond market.
  Supply/demand technicals remain favorable. The stronger economic growth has benefited many municipalities by increasing tax revenues and strengthening their credit outlook. Higher revenues also have reduced the need for debt financing, which has restricted the supply of municipal bonds. Meanwhile, demand has remained steady. This reduced supply and steady demand has helped support municipal bond prices.

                                 -- CONTINUED--

PAGE 2
KEYSTONE TAX FREE FUND

  We also expect the economy to grow at a moderate pace and inflation to remain low, an environment which historically has been favorable for fixed-income investments. Improvements in productivity have increased efficiency throughout the world. We believe that, combined with the steadfast efforts of the Federal Reserve Board to thwart inflation, this will enable the economic expansion to continue without a resurgence of higher prices.
  Thank you for your support of Keystone Tax Free Fund.

Sincerely,

Albert H. Elfner, III
(Signature of Albert H. Elfner, III)
CHAIRMAN AND PRESIDENT
KEYSTONE INVESTMENT MANAGEMENT COMPANY

(Signature of George S. Bissell)
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

(Photo of                         (Photo of George S. Bissell)
Albert H. Elfner,III)
    ALBERT H. ELFNER, III             GEORGE S. BISSELL

August 1997

                               A Discussion With
                              Your Fund's Manager

                         (Photo of Betsy A. Hutchings)
   BETSY A. HUTCHINGS, A SENIOR VICE PRESIDENT AND GROUP LEADER OF THE MUNICIPAL BOND TEAM OF KEYSTONE INVESTMENT MANAGEMENT COMPANY, IS PORTFOLIO MANAGER OF THE FUND. A PROFESSIONAL WITH MORE THAN 15 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT, MS. HUTCHINGS ALSO IS PORTFOLIO MANAGER OF KEYSTONE TAX FREE INCOME FUND. PRIOR TO JOINING KEYSTONE IN 1988, MS. HUTCHINGS SERVED IN PORTFOLIO MANAGER AND RESEARCH POSITIONS AT SCUDDER, STEVENS & CLARK, NY; AND JOHN NUVEEN & COMPANY, CHICAGO. MS. HUTCHINGS IS ACTIVE IN BOSTON MUNICIPAL ANALYSTS FORUM AND THE MUNICIPAL BOND BUYERS CONFERENCE. SHE IS A GRADUATE OF WHEATON COLLEGE.

Q WHY IS THE FUND ATTRACTIVE TO INVESTORS?

A Keystone Tax Free Fund is appropriate for tax-sensitive investors. The Fund is designed to provide a high level of current income that is exempt from federal income tax and capital preservation. A portion of income may be subject to the federal alternative minimum tax (AMT). The Fund offers professional management and diversification. We believe this is especially important, since many investors do not have the time or resources to monitor credit quality, the economy and interest rates. We diversify the Fund by selecting securities with various maturities from across the nation. We believe this can help reduce the potential for wide fluctuations in the Fund's share price.

Q HOW DO YOU SELECT THE FUND'S SECURITIES?

A Our management team employs an intensive research process, emphasizing credit quality and financial stability. The bonds we select must meet our high credit standards and possess attributes that we believe will enable them to perform well in our anticipated interest rate and economic environment. We also focus on diversification and maximizing the Fund's income.

Q WHAT WAS THE INTEREST RATE ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?

A Interest rates rose for much of the first half of 1997 and later declined, ending the period relatively unchanged. Faster-than-expected economic growth during the year's first quarter caused investors to become concerned about future inflation, a trend we witnessed throughout 1996. The Federal Reserve Board confirmed those concerns in March 1997 by raising the federal funds rate, the rate at which banks lend to each other overnight, by 1/4%. Interest rates reversed course as signs of slower employment growth began to appear in early May. Inflation remained low throughout the first half of the year.

Q HOW DID THAT SPECIFICALLY AFFECT MUNICIPAL BONDS?

A The economy's strength benefited municipal bond investors in several ways. State and local governments enjoyed higher tax revenues, which helped improve the fiscal conditions and credit standings of many municipalities. Higher revenues also enabled these governments to reduce their need for debt financing, which then restricted supply in the tax-exempt market. During 1996, new municipal supply issuance stood at $185 billion, compared to $292 billion in 1993. This steady demand and thinner supply gave support to municipal bond prices.

PAGE 4
KEYSTONE TAX FREE FUND

Q WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

A We used two main strategies. First, we focused on relative value. We did this by increasing assets in AAA-rated bonds and bonds not subject to the alternative minimum tax (AMT); and reducing BBB-rated and AMT positions. The yields of BBB-rated bonds have moved closer to those of AAA-rated bonds, so that we were able to upgrade the portfolio without giving up much yield. As of June 30, 1997, approximately 54% of the portfolio's net assets were invested in AAA-rated securities, versus 46% on December 31, 1996. The Fund's average quality was AA+ also as of June 30, 1997. Similarly, AMT bonds have higher yields than non-AMT bonds. The yields of the AMT bonds have fallen to the point that they provided little additional yield compared to non-AMT bonds. We believed that the non-AMT and higher-rated securities provided better relative value.
  We also increased the Fund's sensitivity to interest rate changes. The first part of this strategy was to invest in bonds with lower coupons. These so-called "discount" coupons typically generate higher total returns in a declining interest rate environment. A second part of this strategy was to target new investments in the 15-20 year maturity range, selling positions that had 5-10 year maturities and buying zero-coupon bonds. As of June 30, 1997, the Fund's average maturity stood at 18.6 years. We believe these changes enhanced total return in the latter part of the reporting period.

Q WHAT IS YOUR OUTLOOK OVER THE NEXT SIX MONTHS?

A We are cautiously optimistic in our outlook for municipal bonds, expecting to see a continuation of many of the trends that have existed over the past six months. We anticipate steady economic growth, low inflation and a positive relationship between supply and demand.
  We believe that improvements in productivity-- specifically from investment in computers and information processing-- can enable the economy to grow at a steady pace without a resurgence in inflation. In our opinion, this type of environment should continue to benefit municipalities by producing higher tax revenues, which reduces their need to issue bonds while improving the credit quality on their outstanding bonds.
  Investors also have responded positively to news out of Washington. The federal deficit continues to decline; and many investors believe that members of Congress are making progress on settling their differences.
  Longer term, we also think demographics could have a favorable effect on municipal bonds. The first of the baby-boomers have reached fifty and may be looking for a greater portion of their portfolios to be income-producing, tax-advantaged investments.

                                       --

          THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND.
        IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                  EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                        ATTN: SHAREHOLDER COMMUNICATIONS
                      201 SOUTH COLLEGE STREET, SUITE 400
                           CHARLOTTE, N.C. 28288-1195

                            Your Fund's Performance

(Chart appears below with the following plot points)

Tax Value $19,746

    Keystone Tax Free Fund
      (In thousands)

          Dividend       Initial
        Reinvestment   Investment

6/87      10,000         10,000
6/89      11,859         10,024
6/91      13,484          9,495
6/93      16,588         10,036
6/95      17,478          9,063
6/97      19,746          9,255

The cumulative and average annual total returns with sales charge calculations reflect the deduction of the 3% contingent deferred sales charge (CDSC) for those investors who sold Fund shares after one calendar year. Investors who retained their investment earned the returns in the without sales charge lines.

HISTORICAL RECORD


CUMULATIVE TOTAL RETURN

6 mos w/o sales charge                               2.52%
1 yr w/o sales charge                                7.07%
1 yr w/ sales charge                                 4.07%
5 years                                             31.39%
10 years                                            97.46%

AVERAGE ANNUAL TOTAL RETURN
1 yr w/o sales charge                                7.07%
1 yr w/ sales charge                                 4.07%
5 years                                              5.61%
10 years                                             7.04%

  The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
  You may exchange your shares for another Keystone Classic fund by phone or in writing. The Fund reserves the right to change or terminate the exchange offer.

PAGE 6
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- 97.9%
              ALABAMA-- 0.9%
$ 2,035,000   Alabama Agricultural and
                Mechanic University
                6.50%, 11/1/25, (MBIA)......  $    2,211,211
  2,065,000   Alabama Housing Finance
                Authority, Single Family,
                Collateralized Home
                Mortgage, Series D1
                6.00%, 10/1/16..............       2,110,554
  4,000,000   Jefferson County, Alabama,
                Sewer Revenue, Warrants,
                Series D
                5.70%, 2/1/18, (FGIC).......       4,011,600
  3,500,000   Mobile, Alabama, Industrial
                Development Board, Solid
                Waste Disposal, Mobile
                Energy Serv. Co. Project
                6.95%, 1/1/20...............       3,733,625
                                                  12,066,990
              ALASKA-- 1.2%
 15,000,000   Alaska Energy Authority,
                Utilities Revenue, Linked
                Bulls/Bears Floaters (c)
                6.60%, 7/1/15, (FGIC).......      16,437,150
    265,000   Alaska State Housing Finance
                Corporation, Collateralized
                Home Mortgage, Series A
                8.00%, 12/1/13..............         273,976
                                                  16,711,126
              ARIZONA-- 2.3%
 11,000,000   Central Arizona, Water
                Conservation District,
                Contract Revenue, Central
                Arizona Project, Series A
                5.50%, 11/1/09..............      11,353,760
    850,000   Chandler, Arizona, Water and
                Sewer Revenue
                6.75%, 7/1/06, (FGIC).......         916,309
              Maricopa County, Arizona,
                Elementary School District:
  2,000,000   #008, Osborn Refunding
              7.50%, 7/1/07, (MBIA).........       2,420,440
  3,750,000   #068, Series A
              6.75%, 7/1/14, (AMBAC)........       4,177,012

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED

              ARIZONA-- CONTINUED
$ 6,000,000   Maricopa County, Arizona,
                Unified School District
                8.13%, 1/1/10, (MBIA).......  $    7,232,220
  3,785,000   Northern Arizona University,
                College and University
                Revenue
                5.00%, 6/1/15, (FGIC).......       3,590,981
    370,000   Pima County, Arizona,
                Industrial Development
                Authority, Health Care
                Corporation Revenue
                8.00%, 7/1/13, (MBIA).......         390,613
  2,030,000   Pima County, Arizona, Unified
                School District, Tucson
                Refunding
                7.50%, 7/1/03, (FGIC).......       2,339,717
                                                  32,421,052
              ARKANSAS-- 0.1%
  1,725,000   Arkansas State Development
                Finance Authority, Single
                Family Mortgage Revenue
                Refunding
                8.00%, 8/15/11..............       1,851,753
              CALIFORNIA-- 7.6%
              California Health Facilities
                Financing Authority Revenue:
  9,800,000   Children's Hospital
              5.38%, 7/1/20, (MBIA).........       9,443,182
  2,500,000   Pomona Valley Hospital,
                Series A
              5.63%, 7/1/19, (MBIA).........       2,489,050
    200,000   St. Francis Medical Center,
                Series A
              5.50%, 10/1/09................         208,434
  1,995,000   California Housing Finance
                Agency, Revenue Bonds, Home
                Mortgage, Series H
                6.25%, 8/1/27...............       2,034,681
              California State Public Works
                Board, Lease Department
                Correctional State Prison:
  9,000,000   Series A
              5.25%, 1/1/21, (AMBAC)........       8,602,470
  3,700,000   Series E
              5.50%, 6/1/15.................       3,699,334

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              CALIFORNIA-- CONTINUED
              California State Public Works
                Board, Various California
                University Projects:
$ 4,000,000   Series A
              5.35%, 12/1/15................  $    3,925,840
    350,000   Series B
              5.50%, 6/1/19.................         346,027
              Central Coast Water Authority
                California Revenue, State
                Water Project, Regional
                Facilities, Series A:
  6,420,000   5.00%, 10/1/16, (AMBAC).......       6,004,241
  5,000,000   5.00%, 10/1/22, (AMBAC).......       4,603,100
  5,615,000   Eden Township, California,
                Hospital District Revenue
                7.40%, 11/1/19..............       5,948,531
  5,000,000   Los Angeles County,
                California, Public Works
                Financing Authority Lease
                Revenue, Series A
                5.25%, 9/1/13, (MBIA).......       4,913,150
  6,800,000   Los Angeles, California,
                Transportation Commission,
                Series A
                6.25%, 7/1/13, (MBIA).......       7,164,888
  6,015,000   Oakland, California, Revenue
                Refunding, Series A
                7.60%, 8/1/21, (FGIC).......       6,346,306
              Riverside County, California,
                Asset Leasing Corp.,
                Leasehold Revenue, Riverside
                County Hospital Project:
  1,750,000   (effective yield 5.80%) (b)
              0.00%, 6/1/15, (MBIA).........         631,785
  1,395,000   (effective yield 5.85%) (b)
              0.00%, 6/1/16, (MBIA).........         471,398
  5,000,000   San Diego, California, Public
                Facilities Financing
                Authority, Sewer Revenue,
                Series A
                5.25%, 5/15/22, (FGIC)......       4,760,000
 22,500,000   San Francisco, California,
                State Building Authority,
                Lease Revenue, San Francisco
                Civic Center Complex, Series
                A
                5.25%, 12/1/21, (AMBAC).....      21,429,450

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              CALIFORNIA-- CONTINUED
$ 7,050,000   San Jose, California,
                Redevelopment Agency Tax
                Allocation, Merged Area
                Redevelopment Project
                6.00%, 8/1/09, (MBIA).......  $    7,687,602
 10,000,000   Southern California Public
                Power Authority,
                Transmission Project Revenue
                (effective yield 5.93%) (b)
                0.00%, 7/1/15, (FGIC).......       3,741,200
              Victor Valley, California,
                Joint Unified High School
                District, Capital
                Appreciation:
  2,635,000   (effective yield 6.20%) (b)
              0.00%, 9/1/10, (MBIA).........       1,306,881
  3,780,000   (effective yield 6.25%) (b)
              0.00%, 9/1/11, (MBIA).........       1,753,202
                                                 107,510,752
              COLORADO-- 6.0%
  4,000,000   Araphoe County, Colorado,
                Single Family Mortgage
                Revenue, Capital
                Appreciation, Series A
                (effective yield 6.00%) (b)
                0.00%, 9/1/10...............       1,963,560
              City and County of Denver,
                Colorado, Airport System:
                Series A:
  6,625,000   7.50%, 11/15/23...............       7,507,251
    525,000   8.00%, 11/15/25...............         584,740
  7,750,000   8.50%, 11/15/23...............       8,729,445
 23,830,000   8.75%, 11/15/23...............      27,895,160
  3,500,000   Series B
              7.25%, 11/15/12...............       3,823,785
              Series D:
  7,100,000   7.75%, 11/15/13...............       8,729,734
 12,250,000   7.75%, 11/15/21...............      13,671,245
  1,880,000   Colorado Health Facilities
                Authority, Sisters Charity
                Health Care, Series A
                6.25%, 5/15/09, (MBIA)......       2,080,596
              El Paso County, Colorado,
                School District #11,
                Colorado Springs:
  2,310,000   6.50%, 12/1/12................       2,612,125
  2,000,000   7.10%, 12/1/13................       2,391,180
  1,000,000   7.10%, 12/1/16................       1,202,940

PAGE 8
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              COLORADO-- CONTINUED
$ 2,250,000   Larimer County, Colorado,
                School District
                7.00%, 12/15/16, (MBIA).....  $    2,748,397
                                                  83,940,158
              CONNECTICUT-- 0.2%
  1,375,000   Connecticut State Resources
                Recovery Authority,
                Bridgeport Project, Series B
                8.50%, 1/1/00...............       1,419,082
  1,600,000   Connecticut State Special Tax
                Obligation, Series B
                6.50%, 10/1/12..............       1,798,688
                                                   3,217,770
              DELAWARE-- 0.1%
  1,600,000   Delaware State Health
                Facilities Authority,
                Medical Center of Delaware
                7.00%, 10/1/15, (MBIA)......       1,700,544
    110,000   Delaware State Housing
                Authority Revenue,
                Residential Mortgage, Series
                A
                9.38%, 6/1/12...............         110,372
                                                   1,810,916
              FLORIDA-- 6.5%
  9,400,000   Broward County, Florida,
                Resource Recovery, South
                Project
                7.95%, 12/1/08..............      10,231,712
  7,440,000   Dade County, Florida, School
                District
                5.00%, 2/15/15, (MBIA)......       7,078,416
              Dade County, Florida, Water
                and Sewer Systems Revenue:
  5,000,000   5.25%, 10/1/21, (FGIC)........       4,794,700
 10,000,000   5.25%, 10/1/26, (FGIC)........       9,527,300
  2,500,000   Escambia County, Florida,
                Pollution Control Revenue,
                Champion International
                Corporation Project
                6.40%, 9/1/30...............       2,564,825

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              FLORIDA-- CONTINUED
$   580,000   Florida Housing Finance
                Agency, GNMA Collateralized
                Home Mortgage
                8.00%, 12/1/20..............  $      608,437
 12,000,000   Florida State, Bond Finance
                Department, Environmental
                Preservation, Series A
                5.00%, 7/1/10, (AMBAC)......      11,726,880
  3,580,000   Florida State, Jacksonville
                Transportation Authority
                9.20%, 1/1/15...............       4,947,918
              Gainesville, Florida,
                Utilities System Revenue:
  7,250,000   Series A
              5.20%, 10/1/22................       6,869,592
    435,000   Series B
              7.50%, 10/1/08................         527,503
    495,000   Hillsborough County, Florida,
                Housing Finance Agency,
                Single Family Mortgage
                Revenue
                7.30%, 4/1/22...............         513,142
  1,860,000   Indian River County, Florida,
                Water and Sewer Revenue
                5.25%, 9/1/20, (FGIC).......       1,801,782
  1,800,000   Jacksonville, Florida, Health
                Facilities Authority, New
                Children's Hospital
                7.00%, 6/1/21, (MBIA).......       1,959,372
    300,000   Lee County, Florida, Solid
                Waste System, Series B
                7.00%, 10/1/11..............         330,180
              North Broward, Florida,
                Hospital District Revenue,
                Refunding & Improvement:
  4,525,000   5.25%, 1/15/17................       4,337,756
  2,250,000   5.38%, 1/15/24................       2,165,580
              Orlando-Orange County,
                Florida, Expressway
                Authority:
  3,000,000   8.25%, 7/1/14.................       3,979,620
  2,960,000   8.25%, 7/1/15, (FGIC).........       3,940,263

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              FLORIDA-- CONTINUED
$ 2,985,000   Palm Beach County, Florida,
                Health Revenue, John F.
                Kennedy Hospital
              9.50%, 8/1/13.................  $    3,873,127
  3,250,000   St. Petersburg, Florida,
                Health Facilities Authority
                7.00%, 12/1/15, (MBIA)......       3,578,315
    500,000   Tampa, Florida, Allegheny
                Health Systems Revenue
                6.50%, 12/1/23..............         549,310
  3,145,000   Tampa, Florida, Guaranteed
                Entitlement, Series A
                8.38%, 10/1/08..............       3,305,772
  1,825,000   Tampa, Florida, Subordinate
                Guaranteed Entitlement,
                Series B (Pre-refunded)
                8.50%, 10/1/18..............       1,921,032
    500,000   Tarpon Springs, Florida,
                Health Facilities Authority,
                Hospital Revenue, Tarpon
                Springs Hospital
                8.75%, 5/1/12...............         522,925
                                                  91,655,459
              GEORGIA-- 3.5%
  3,000,000   Forsyth County, Georgia,
                School District
                6.75%, 7/1/16...............       3,450,240
  9,800,000   Georgia Municipal Electric
                Authority Power Revenue,
                Series B
                6.38%, 1/1/16...............      10,703,168
              Georgia State, General
                Obligation:
 10,000,000   Series B
              6.80%, 3/1/11.................      11,676,900
 10,700,000   Series C
              5.25%, 4/1/11.................      10,874,731
              Series D:
  1,500,000   6.70%, 8/1/10.................       1,737,540
  3,425,000   6.25%, 9/1/08.................       3,823,704

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              GEORGIA-- CONTINUED
$ 4,255,000   Metropolitan Atlanta Rapid
                Transit Authority, Georgia,
                Sales Tax Revenue, Series P
                6.25%, 7/1/11, (AMBAC)......  $    4,672,118
  2,370,000   Private Colleges and
                University Facilities
                Authority Revenue, Georgia,
                Mercer University Project
                6.40%, 11/1/11, (MBIA)......       2,641,412
                                                  49,579,813
              HAWAII-- 0.6%
  8,000,000   Hawaii State Department of
                Budget and Finance, Special
                Purpose Revenue, Hawaii
                Electric Company
                7.38%, 12/1/20, (MBIA)......       8,713,200
              IDAHO-- 0.1%
  1,055,000   Idaho Housing Finance
                Authority, Single Family
                Mortgage Bonds, Series D-1
                8.00%, 1/1/20...............       1,139,495
              ILLINOIS-- 3.0%
 15,860,000   Chicago, Illinois, Gas Supply
                Revenue, People's Gas Light
                and Coke Company, Series A
                8.10%, 5/1/20...............      17,402,385
  4,000,000   Illinois Development Finance
                Authority, Pollution Control
                Revenue Refunding,
                Commonwealth Edison Company
                Project, Series D,
                6.75%, 3/1/15...............       4,380,280
  9,000,000   Illinois State, Sales Tax,
                Series P
                6.50%, 6/15/22..............      10,135,800
  2,965,000   Kankakee, Illinois, Sewer
                Revenue
                6.88%, 5/1/11, (FGIC).......       3,251,893

PAGE 10
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              ILLINOIS-- CONTINUED
$ 3,000,000   Metropolitan Fair and
                Exposition Authority,
                Illinois, Series A
                5.00%, 6/1/15...............  $    2,724,660
  4,950,000   Quincy, Illinois, Blessing
                Hospital Revenue
                6.00%, 11/15/18.............       4,878,869
                                                  42,773,887
              KANSAS-- 0.2%
  2,000,000   Burlington, Kansas, Pollution
                Control, Kansas Gas and
                Electric Company
                7.00%, 6/1/31, (MBIA).......       2,190,560
              KENTUCKY-- 1.6%
  8,000,000   Carroll County, Kentucky,
                Kentucky Utility Company,
                Series A
                7.45%, 9/15/16..............       9,020,320
  6,000,000   Jefferson County, Kentucky,
                Hospital Revenue, Linked
                ACES/Inverse Floaters (c)
                6.44%, 10/23/14, (MBIA).....       6,301,200
  4,360,000   Kentucky Housing Corporation,
                Housing Revenue Bond,
                Series C
                7.90%, 1/1/21...............       4,590,775
  2,725,000   Trimble County, Kentucky,
                Pollution Control,
                Louisville Gas and Electric
                Company
                7.63%, 11/1/20..............       2,990,388
                                                  22,902,683
              LOUISIANA-- 1.7%
  1,750,000   Louisiana Public Facilities
                Authority, Hospital Revenue,
                Woman's Hospital Foundation
                Project
                7.25%, 10/1/22..............       1,986,040

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              LOUISIANA-- CONTINUED
              New Orleans, Louisiana,
                Capital Appreciation:
$ 6,960,000   (effective yield 6.05%) (b)
              0.00%, 9/1/14, (AMBAC)........  $    2,688,857
  2,800,000   (effective yield 7.10%) (b)
              0.00%, 9/1/15, (AMBAC)........       1,014,384
  3,755,000   (effective yield 7.15%) (b)
              0.00%, 9/1/17, (AMBAC)........       1,204,491
  5,000,000   Orleans Parish, Louisiana,
                Parishwide School District
                5.38%, 9/1/21, (AMBAC)......       4,845,300
  5,175,000   Orleans Parish, Louisiana,
                School Board
                9.05%, 2/1/10, (ETM)........       6,870,796
  3,000,000   Orleans Parish, Louisiana,
                School Board, Refunding
                Bonds, Series B
                5.20%, 2/1/14...............       2,914,920
  2,000,000   Ouachita Parish, Louisiana,
                Louisiana Hospital Service
                Revenue, Glenwood Regional
                Medical Center
                7.50%, 7/1/21...............       2,245,920
                                                  23,770,708
              MAINE-- 0.7%
              Maine State Housing Authority,
                Mortgage Purchase:
  2,580,000   Series A3
              7.80%, 11/15/15...............       2,637,663
  4,000,000   Series C2
              6.05%, 11/15/28...............       4,019,960
  2,500,000   Regional Waste System, Maine,
                Solid Waste Resources
                Recovery Revenue
                8.15%, 7/1/11...............       2,676,800
                                                   9,334,423
              MARYLAND-- 0.0%
    115,000   Maryland State Community
                Development Administration,
                Multi-Family Housing
                8.75%, 5/15/12..............         115,714

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              MASSACHUSETTS-- 9.2%
$   225,000   Lawrence, Massachusetts,
                General Obligation
                6.25%, 2/15/09, (AMBAC).....  $      243,893
              Massachusetts Bay
                Transportation Authority:
                Series A:
  7,550,000   6.25%, 3/1/12.................       8,321,610
  6,110,000   7.00%, 3/1/11.................       7,180,961
  2,125,000   Series B
              6.20%, 3/1/16.................       2,339,030
              Massachusetts Bay
                Transportation Authority,
                General Transportation
                Systems, Series A:
  8,000,000   5.00%, 3/1/23, (FGIC).........       7,360,400
  7,615,000   5.13%, 3/1/17, (FGIC).........       7,281,996
  5,000,000   7.00%, 3/1/07.................       5,785,400
  4,550,000   Massachusetts Bay
                Transportation Authority,
                General Transportation
                Systems, Refunding, Series A
                7.00%, 3/1/08...............       5,301,159
 13,750,000   Massachusetts Industrial
                Finance Agency, Harvard
                Community Health Plan,
                Incorporated, Series B
                8.13%, 10/1/17..............      14,603,600
  8,000,000   Massachusetts Industrial
                Finance Agency, Solid Waste
                Disposal Revenue, Senior
                Lien, Massachusetts
                Recycling Association,
                Series A
                9.00%, 8/1/16...............       3,200,000
 26,000,000   Massachusetts Municipal
                Wholesale Electric Company
                Power Supply Systems
                Revenue, Linked PARS and
                INFLOS (c)
                5.45%, 7/1/18...............      24,895,260

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              MASSACHUSETTS-- CONTINUED
              Massachusetts State Health and
                Educational Facilities
                Authority:
$ 1,700,000   Brigham & Women's Hospital
              6.75%, 7/1/24, (MBIA).........  $    1,833,127
  2,000,000   Capital Asset Program
              7.30%, 10/1/18, (MBIA)........       2,188,620
  5,000,000   Massachusetts General
                Hospital, Series F
              6.25%, 7/1/12, (AMBAC)........       5,546,800
    600,000   McLean Hospital Issue,
                Series C
              6.50%, 7/1/10.................         651,582
    400,000   Milton Hospital, Series B
              7.25%, 7/1/05.................         435,964
              New England Deaconess
                Hospital:
  1,000,000   6.88%, 4/1/22.................       1,069,960
  2,980,000   6.88%, 4/1/22, (AMBAC)........       3,252,551
              Massachusetts State Water
                Resources Authority:
  1,500,000   Series A
              7.13%, 4/1/00.................       1,598,040
  5,000,000   Series B
              5.00%, 12/1/16, (MBIA)........       4,697,500
              Massachusetts State, General
                Obligation:
                Consolidated Loan, Series C
  8,000,000   6.60%, 11/1/08, (FGIC)........       8,889,920
              Series B
  5,000,000   5.25%, 6/1/16, (FGIC).........       4,859,050
              Series C
  7,600,000   6.00%, 8/1/09, (FGIC).........       8,258,540
     85,000   Massachusetts State, Water
                Pollution Abatement Trust,
                Pooled Loan Program,
                Series 2
                6.13%, 2/1/08...............          93,479
                                                 129,888,442

PAGE 12
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              MICHIGAN-- 2.8%
$ 3,000,000   Detroit, Michigan, Sewage
                Disposal Revenue, Series A
                5.00%, 7/1/22, (MBIA).......  $    2,770,800
  2,450,000   Michigan State University
                Revenues, Series A
                5.13%, 2/15/16, (AMBAC).....       2,326,863
  9,500,000   Monroe County, Michigan,
                Economic Development
                Corporation, Detroit Edison
                Company
                6.95%, 9/1/22, (FGIC).......      11,381,570
 51,525,000   Okemos, Michigan, Public
                School District, Series I
                (effective yield 7.35%) (b)
                0.00%, 5/1/21...............      11,499,349
 35,490,000   West Ottawa, Michigan, Public
                School District, Capital
                Appreciation (effective
                yield 7.55%) (b)
                0.00%, 5/1/15...............      11,872,115
                                                  39,850,697
              MINNESOTA-- 1.0%
  1,220,000   Dakota County, Minnesota,
                Single Family Mortgage
                8.10%, 9/1/12...............       1,272,643
  1,330,000   Minnesota State Housing
                Finance Agency, Single
                Family Mortgage, Series D
                8.00%, 1/1/23...............       1,382,176
 11,925,000   University of Minnesota,
                University Revenue, Series A
                5.50%, 7/1/21...............      11,973,415
                                                  14,628,234
              MISSISSIPPI-- 0.1%
  1,000,000   Harrison County, Mississippi,
                Wastewater Treatment
                Management
                8.50%, 2/1/13...............       1,346,750

 PRINCIPAL
  AMOUNT                                          VALUE

LONG-TERM INVESTMENTS-- CONTINUED
              MISSOURI-- 0.6%
$ 4,725,000   Missouri State Health and
                Educational Facilities
                Authority, Barnes Jewish
                Hospital
                5.15%, 5/15/10, (MBIA)......  $    4,701,186
    945,000   Missouri State Housing
                Development Commission,
                Mortgage Revenue, Single
                Family, Series B
                6.45%, 9/1/27...............         977,546
  2,500,000   Sikeston, Missouri, Electric
                Revenue
                5.00%, 6/1/22, (MBIA).......       2,309,175
                                                   7,987,907
              NEVADA-- 0.7%
  3,000,000   Clark County, Nevada, School
                District, Series A
                6.75%, 3/1/07, (MBIA).......       3,226,560
  6,000,000   Clark County, Nevada, Series A
                7.50%, 6/1/09, (AMBAC)......       7,253,760
                                                  10,480,320
              NEW HAMPSHIRE-- 0.3%
              New Hampshire Higher Education
                & Health Facilities
                Authority, Frisbie Memorial
                Hospital, Revenue Bonds:
  3,155,000   6.13%, 10/1/13................       3,171,974
  1,000,000   Gloucester County Project,
                Series A
              8.13%, 7/1/10.................       1,014,080
                                                   4,186,054
              NEW JERSEY-- 0.8%
  8,750,000   New Jersey Economic
                Development Authority, Water
                Facilities Revenue, New
                Jersey American Water
                Company Incorporated Project
                6.50%, 4/1/22, (FGIC).......       9,275,875

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              NEW JERSEY-- CONTINUED
              New Jersey Health Care
                Facilities Financing
                Authority:
$ 1,000,000   Jersey Shore Medical Center
              6.13%, 7/1/12, (AMBAC)........  $    1,044,790
  1,200,000   St. Elizabeth's Hospital,
              Series B
              7.75%, 7/1/98.................       1,234,908
                                                  11,555,573
              NEW MEXICO-- 0.2%
  1,500,000   Albuquerque, New Mexico,
                Hospital System Revenue,
                Series A
                6.38%, 8/1/07, (MBIA).......       1,616,385
  1,000,000   Albuquerque, New Mexico, Joint
                Water and Sewer System
                Revenue, Series A (effective
                yield 6.90%) (b)
                0.00%, 7/1/08, (FGIC).......         565,010
  1,230,000   New Mexico Educational
                Assistance Foundation,
                Series B
                6.30%, 12/1/04..............       1,328,781
                                                   3,510,176
              NEW YORK-- 15.4%
  4,500,000   Metropolitan Transportation
                Authority, New York,
                Dedicated Tax Fund, Series A
                5.50%, 4/1/15, (MBIA).......       4,493,925
  3,050,000   Metropolitan Transportation
                Authority, New York,
                Transportation Facilities
                Revenue, Series M
                5.50%, 7/1/08, (FGIC).......       3,192,374
  7,980,000   New York City, New York,
                General Obligation,
                Prerefunded, Series A
                7.75%, 8/15/15..............       9,072,781
    400,000   New York City, New York,
                General Obligation,
                Refunding, Series A
                5.75%, 8/1/10, (FGIC).......         409,512

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              NEW YORK-- CONTINUED
              New York City, New York,
                General Obligation,
                Unrefunded Balance,
                Series A :
$   615,000   7.75%, 8/15/08................  $      683,443
    335,000   7.75%, 8/15/14................         372,282
    270,000   7.75%, 8/15/15................         299,517
              New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue:
                Series A:
 10,000,000   5.50%, 6/15/24................       9,660,000
  4,565,000   7.00%, 6/15/15, (FGIC)........       4,960,146
              Series B:
  8,000,000   5.50%, 6/15/27, (MBIA)........       7,783,520
  5,000,000   5.75%, 6/15/26................       4,986,550
              New York State Dormitory
                Authority Revenue, City
                University Educational
                Facilities:
  1,000,000   5.38%, 7/1/14, (FGIC).........         991,590
  3,780,000   7.00%, 7/1/09, (FGIC).........       4,421,164
  4,535,000   New York State Dormitory
                Authority Revenue, Mental
                Health Facility
                5.13%, 2/15/21, (MBIA)......       4,254,374
              New York State Dormitory
                Authority Revenue, State
                University Educational
                Facilities:
  3,000,000   5.25%, 5/15/15, (AMBAC).......       2,941,500
  4,000,000   5.50%, 5/15/13, (FSA).........       4,062,600
  7,000,000   Series A
              5.25%, 5/15/15, (FSA).........       6,887,090
  9,500,000   Series B
              5.25%, 5/15/13, (FSA).........       9,446,990
              Series C:
  1,100,000   7.38%, 5/15/10................       1,289,167
 10,500,000   7.50%, 5/15/11................      12,436,830

PAGE 14
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              NEW YORK-- CONTINUED
$ 7,400,000   New York State Energy Research
                and Development Authority,
                Consolidated Edison Project
                7.75%, 1/1/24...............  $    7,628,512
  5,000,000   New York State Environmental
                Facilities Corporation,
                State Water Pollution
                Control (New York City Water
                Finance Authority), Series E
                6.88%, 6/15/10..............       5,446,350
  2,000,000   New York State Local
                Government Assistance
                Corporation, Series C
                5.50%, 4/1/17...............       2,011,720
              New York State Medical Care
                Facilities, Finance Agency
                Revenue:
  2,900,000   6.38%, 8/15/14, (FGIC)........       3,110,569
  2,255,000   6.38%, 11/15/19, (AMBAC)......       2,397,133
  1,250,000   Health Center Projects,
                Series A
              6.38%, 11/15/19...............       1,320,712
  3,500,000   New York Hospital, FHA Insured
                Mortgage, Series A
              6.80%, 8/15/24, (AMBAC).......       3,891,195
  2,000,000   New York Hospital, Series A
              6.75%, 8/15/14................       2,217,320
  4,000,000   New York State Mortgage
                Agency, Homeowner Mortgage,
                Series 27
                6.90%, 4/1/15...............       4,317,000
  1,565,000   New York State Mortgage
                Agency, Series A
                6.88%, 4/1/17...............       1,582,857
  1,125,000   New York State Power
                Authority, General Purpose
                Revenue
                7.00%, 1/1/18...............       1,305,698
              New York State Thruway
                Authority, Highway and
                Bridge Trust Fund, Series A:
  1,500,000   5.25%, 4/1/16, (AMBAC)........       1,459,590
  3,300,000   5.25%, 4/1/17, (AMBAC)........       3,208,557

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED

              NEW YORK-- CONTINUED
$10,000,000   New York State Thruway
                Authority, General Revenue,
                Series D
                5.25%, 1/1/21...............  $    9,621,600
              New York State Urban
                Development Corporation
                Revenue, Correctional
                Facilities:
 15,920,000   Refunding, Series A
              6.50%, 1/1/10.................      17,370,312
  4,000,000   Series 7
              5.70%, 1/1/16.................       3,972,360
              Series A:
    575,000   6.50%, 1/1/09.................         628,952
  9,000,000   7.50%, 4/1/11.................      10,102,230
 10,550,000   New York State, General
                Obligation
                5.25%, 3/1/17...............      10,111,331
    500,000   Niagara Falls, New York,
                Public Improvement
                7.50%, 3/1/14, (MBIA).......         618,780
  3,000,000   Port Authority, New York and
                New Jersey, Consolidated
                104th Series
                4.75%, 1/15/26, (AMBAC).....       2,642,730
              Triborough Bridge and Tunnel
                Authority Revenue, New York,
                General Purpose Bonds:
 14,120,000   Series B
              5.30%, 1/1/17.................      13,750,621
  6,000,000   Series Q
              5.00%, 1/1/17, (MBIA).........       5,629,560
 10,000,000   Series Y
              5.50%, 1/1/17.................      10,095,000
                                                 217,086,044
              OHIO-- 1.4%
  2,000,000   Adams County, Ohio Valley
                Local School District
                7.00%, 12/1/15..............       2,388,720
              Cleveland, Ohio, Public Power
                Systems, First Mortgage,
                Series A:
  7,000,000   7.00%, 11/15/16, (MBIA).......       8,044,960
  1,000,000   7.00%, 11/15/24, (MBIA).......       1,158,660

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)>
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              OHIO-- CONTINUED
$ 1,285,000   Columbus, Ohio, General
                Obligation
                12.38%, 2/15/06.............  $    1,936,623
  1,500,000   Montgomery County, Ohio,
                Hospital Revenue, Kettering
                Medical Center
                6.25%, 4/1/20, (MBIA).......       1,642,965
  1,000,000   Ohio State Higher Educational
                Facility Commission
                6.13%, 11/15/17, (MBIA).....       1,047,670
  3,000,000   Ohio State Water Development
                Authority Revenue, Safe
                Water Series
                6.00%, 12/1/07, (AMBAC).....       3,272,940
                                                  19,492,538
              OKLAHOMA-- 0.2%
  2,250,000   Oklahoma State Industrial
                Authority, Baptist Medical
                Center
                7.00%, 8/15/14..............       2,463,997
              PENNSYLVANIA-- 6.7%
  2,500,000   Allegheny County,
                Pennsylvania, Sewer Revenue
                Refunding (effective yield
                6.10%) (b)
                0.00%, 6/1/15, (FGIC).......         907,275
     80,000   Beaver County, Pennsylvania,
                Industrial Development
                Authority, Ohio Edison
                Project, Series A
                7.75%, 9/1/24...............          84,547
  4,390,000   Beaver County, Pennsylvania,
                Ohio Edison
                7.00%, 6/1/21, (FGIC).......       4,716,923
    500,000   Delaware County, Pennsylvania,
                Industrial Development
                Authority Pollution Control
                Revenue
                7.38%, 4/1/21...............         540,675
  2,000,000   Lebanon County, Pennsylvania,
                Good Samaritan Hospital
                Authority, Project Revenue
                6.00%, 11/15/18.............       1,998,680

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$   900,000   Montgomery County,
                Pennsylvania, Industrial
                Development and Pollution
                Control, Philadelphia
                Electric Company
                7.60%, 4/1/21...............  $      963,522
  2,500,000   North Penn, Pennsylvania,
                Water Authority
                6.88%, 11/1/19, (FGIC)......       2,849,675
  7,500,000   Northumberland County,
                Pennsylvania, Commonwealth
                Lease Revenue, Capital
                Appreciation (effective
                yield 7.10%) (b)
                0.00%, 10/15/10, (MBIA).....       3,700,425
  8,000,000   Pennsylvania Housing Finance
                Agency, Multi-Family
                Mortgage, Section 8
                8.20%, 7/1/24...............       8,579,680
  5,545,000   Pennsylvania Housing Finance
                Agency, Residential
                Development, Section 8,
                Series A
                7.60%, 7/1/13...............       5,940,691
              Pennsylvania Housing Finance
                Agency, Single Family
                Mortgage:
  3,000,000   Series P
              8.00%, 4/1/16.................       3,089,310
  4,000,000   Series T
              7.75%, 10/1/09................       4,179,200
  3,950,000   Series V
              7.80%, 4/1/16.................       4,084,695
  1,260,000   Pennsylvania Intergovernmental
                Cooperative Authority,
                Philadelphia Funding
                6.75%, 6/15/21, (FGIC)......       1,424,304
  4,000,000   Pennsylvania State Higher
                Educational Facilities
                Authority, Allegheny General
                Hospital, Series A
                7.13%, 9/1/07...............       4,345,560
  3,750,000   Pennsylvania State Higher
                Educational Facilities
                Authority, State System
                Higher Education, Series O
                5.13%, 6/15/24, (AMBAC).....       3,503,813

PAGE 16
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              PENNSYLVANIA-- CONTINUED
              Philadelphia, Pennsylvania,
                Hospital and Higher
                Education Facilities:
              Albert Einstein Medical Center
$ 3,000,000   7.00%, 10/1/21................  $    3,184,830
  2,350,000   7.63%, 4/1/11.................       2,488,979
    280,000   Community College, Series B
              6.50%, 5/1/07.................         311,693
  2,500,000   Temple University Hospital
              5.50%, 11/15/15...............       2,402,125
  3,350,000   Philadelphia, Pennsylvania,
                School District, Series B
                5.25%, 4/1/17...............       3,232,750
 15,500,000   Philadelphia, Pennsylvania,
                Water and Wastewater Revenue
                5.00%, 6/15/16, (FSA).......      14,368,345
  3,175,000   Pittsburgh, Pennsylvania,
                Urban Redevelopment
                Authority, Multi-Family
                Housing Mortgage, 1985
                Series A
                9.25%, 12/1/27..............       3,316,923
  6,350,000   Sayre, Pennsylvania, Health
                Care Facilities Authority,
                Guthrie Healthcare, Series A
                7.10%, 3/1/17...............       6,896,481
  3,000,000   South Fork Municipal
                Authority, Pennsylvania,
                Hospital Revenue, Good
                Samaritan Medical Center,
                Series B
                5.25%, 7/1/26...............       2,826,060
  2,500,000   Southeastern Pennsylvania
                Transportation Authority,
                Special Revenue
                5.38%, 3/1/22, (FGIC).......       2,428,450
  5,000,000   Westmoreland County,
                Pennsylvania, Municipal
                Authority, Capital
                Appreciation, Series C
                (effective yield 5.69%) (b)
                0.00%, 8/15/15..............       1,832,050
                                                  94,197,661

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              RHODE ISLAND-- 0.4%
$ 5,710,000   Rhode Island State Health and
                Educational Building
                Corporation, Hospital
                Financing Revenue, Roger
                Williams General Hospital
                9.50%, 7/1/16...............  $    5,848,296
              SOUTH CAROLINA-- 1.2%
  5,000,000   Piedmont Municipal Power
                Agency, South Carolina
                Electric Revenue
                5.38%, 1/1/25, (MBIA).......       4,877,950
  1,610,000   South Carolina State Housing
                Finance and Development
                Authority, Homeownership
                Mortgage Purchase, Series B
                7.90%, 7/1/32, (FHA)........       1,686,716
  9,000,000   South Carolina State Port
                Authority, Port Revenue
                6.75%, 7/1/21, (AMBAC)......       9,660,780
                                                  16,225,446
              TENNESSEE-- 2.4%
  5,465,000   Bristol, Tennessee, Health and
                Education Authority, Bristol
                Memorial Hospital
                6.75%, 9/1/10, (FGIC).......       6,235,237
              Knox County, Tennessee, Health
                and Educational Facilities,
                Fort Sanders Hospital
                Alliance:
  8,000,000   Series B
              7.25%, 1/1/10.................       9,466,880
  3,500,000   Series C
              5.25%, 1/1/15.................       3,417,295
  9,000,000   Metro Government, Nashville
                and Davidson Counties,
                Tennessee, Step Bond
                (effective yield 4.92%) (b)
                0.00%, 1/1/12, (FGIC).......      10,009,170
  5,055,000   Tennessee Housing Development
                Authority, Home Ownership
                Program, Issue H
                7.83%, 7/1/15...............       5,184,004
                                                  34,312,586

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              TEXAS-- 9.2%
$    25,000   Bexar, Texas, Metropolitan
                Water District Waterworks
                Systems, Unrefunded Balance
                6.63%, 5/1/14, (AMBAC)......  $       26,849
  8,500,000   Brazos River Authority, Texas
                Revenue Refunding, Houston
                Light and Power Company,
                Project C
                8.10%, 5/1/19...............       8,923,895
  2,400,000   Brownsville, Texas, Utility
                System Revenue
                6.25%, 9/1/14, (MBIA).......       2,645,928
  6,675,000   Cypress-Fairbanks, Texas,
                Independent School District,
                Capital Appreciation, Series
                A (effective yield 6.03%)
                (b)
                0.00%, 2/15/13..............       2,821,990
              Fort Bend County, Texas, Levee
                Improvement:
  1,165,000   6.90%, 9/1/20, (MBIA).........       1,280,591
              District # 11:
  1,245,000   6.90%, 9/1/18, (MBIA).........       1,364,632
  1,000,000   6.90%, 9/1/19, (MBIA).........       1,096,090
  7,000,000   Harris County, Texas, Flood
                Control District (effective
                yield 7.20%) (b)
                0.00%, 10/1/06..............       3,902,080
              Harris County, Texas, Health
                Facilities Development
                Corporation:
  5,000,000   6.60%, 6/1/14.................       5,592,650
  2,480,000   Hermann Hospital Project
              6.38%, 10/1/17, (MBIA)........       2,629,222
              Memorial Hospital Project:
  2,525,000   7.13%, 6/1/15.................       2,819,365
  3,215,000   Series A
              6.00%, 6/1/09.................       3,469,724
  4,000,000   Harris County, Texas, Senior
                Lien, Toll Road, Series A
                6.38%, 8/15/24, (MBIA)......       4,326,800
  3,000,000   Harris County, Texas, Toll
                Road
                7.00%, 8/15/10..............       3,529,980

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              TEXAS-- CONTINUED
$ 4,565,000   Houston, Texas, Airport System
                Revenue, Senior Lien
                8.20%, 7/1/17...............  $    4,819,134
 15,000,000   Houston, Texas, General
                Obligation
                7.00%, 3/1/08...............      17,544,300
              Houston, Texas, Water and
                Sewer System Revenue, Junior
                Lien:
  2,700,000   Refunding, Series C
              (effective yield 6.85%) (b)
              0.00%, 12/1/10................       1,311,093
  2,000,000   Series C
              5.25%, 12/1/22, (FGIC)........       1,921,440
  3,175,000   Port Arthur, Texas, General
                Obligation
                5.00%, 2/15/21, (MBIA)......       2,962,339
  1,085,000   Rio Grande Valley, Texas,
                Health Facilities
                Corporation, Hospital
                Revenue, Baptist Medical
                Project
                8.00%, 8/1/17...............       1,143,948
 11,250,000   San Antonio, Texas, Electric
                and Gas Revenue
                5.00%, 2/1/12...............      10,962,562
  5,000,000   Tarrant County, Texas, Health
                Facilities Development
                Revenue, Harris Methodist
                Health System, Series A
                5.13%, 9/1/18, (AMBAC)......       4,659,950
  6,415,000   Tarrant County, Texas, Housing
                Finance Corporation, Series
                A (effective yield 11.00%)
                (b)
                0.00%, 9/15/16, (MBIA)......       2,148,127
              Texas Housing Agency:
  3,940,000   Residential Development,
                Series D
              8.40%, 1/1/21.................       4,102,210
  2,310,000   Single Family Mortgage
              8.20%, 3/1/16.................       2,365,971
              Texas Municipal Power Agency:
    175,000   Refunding Bonds
              5.25%, 9/1/12, (MBIA).........         172,786
    130,000   Revenue Bonds
              6.10%, 9/1/09.................         141,254

PAGE 18
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              TEXAS-- CONTINUED
$10,800,000   Texas State Turnpike
                Authority, Dallas North
                Thruway Revenue, President
                George Bush Turnpike
                5.00%, 1/1/16...............  $   10,285,056
  5,000,000   Texas State, Linked
                RIBs/SAVRs (c)
                6.20%, 9/30/11..............       5,472,100
  9,000,000   Titus County, Texas, Water
                District #1, Southwest
                Electric Power
                8.20%, 8/1/11...............      10,228,860
  1,475,000   University of Texas,
                University Revenues,
                Unrefunded Balance, Series B
                6.75%, 8/15/13..............       1,599,564
  3,450,000   Waller, Texas, General
                Obligation, Independent
                School District
                5.25%, 2/15/21..............       3,310,137
                                                 129,580,627
              UTAH-- 1.7%
              Intermountain Power Agency,
                Utah, Power Supply:
  6,500,000   Series C (effective yield
                6.80%) (b)
              0.00%, 7/1/20.................       1,059,695
  3,020,000   Series D
              8.38%, 7/1/12.................       3,080,400
  9,145,000   Murray City, Utah, Hospital
                Revenue, Health Services
                Incorporated
                4.75%, 5/15/20, (MBIA)......       7,988,066
    270,000   Utah State Housing Finance
                Agency, Single Family
                Mortgage, Series C2
                7.95%, 7/1/10...............         285,485
 11,350,000   Utah State, General Obligation
                5.50%, 7/1/07...............      11,914,549
                                                  24,328,195
              VERMONT-- 0.1%
  1,485,000   Vermont Housing Finance
                Agency, Single Family,
                Series 1
                8.15%, 5/1/25...............       1,530,931

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              VIRGINIA-- 1.0%
$ 9,355,000   Fairfax County, Virginia,
                Industrial Development
                Authority
                5.00%, 8/15/23..............  $    8,649,633
              Winchester, Virginia,
                Industrial Development
                Hospital Revenue, Winchester
                Medical Center:
  2,300,000   6.15%, 1/1/15, (AMBAC)........       2,200,088
  3,200,000   6.30%, 1/1/15, (AMBAC)........       3,059,584
                                                  13,909,305
              WASHINGTON-- 2.3%
  2,595,000   Snohomish County, Washington,
                Series A
                5.13%, 12/1/16, (MBIA)......       2,473,424
              Tacoma, Washington, Electric
                Systems Revenue:
  3,000,000   5.25%, 1/1/15, (AMBAC)........       2,896,290
 12,000,000   Linked RIBs/SAVRs (c)
              6.51%, 1/2/15, (AMBAC)........      13,005,000
  1,700,000   Tacoma, Washington, Solid
                Waste Utilities Revenue,
                Series B
                5.50%, 12/1/17, (AMBAC).....       1,677,254
  4,000,000   Washington Public Power Supply
                System, Nuclear Project #3
                (effective yield 10.09%) (b)
                0.00%, 7/1/12...............       1,719,640
 10,000,000   Washington State General
                Obligation, Series A
                5.38%, 7/1/21...............       9,769,800
  1,300,000   Washington State Health Care
                Facilities Authority, Multi-
                Care Medical Center of
                Tacoma
                7.88%, 8/15/11, (FGIC)......       1,374,841
                                                  32,916,249
              WISCONSIN-- 0.1%
    785,000   Wisconsin Housing and Economic
                Development Authority, Home
                Ownership
                8.00%, 3/1/21...............         822,068

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
LONG-TERM INVESTMENTS-- CONTINUED

              PUERTO RICO-- 3.8%
              Puerto Rico Commonwealth
                Highway and Transportation
                Authority Revenue:
$   400,000   Series Y
              5.25%, 7/1/15, (FSA)..........  $      394,004
  5,000,000   Series Z
              6.00%, 7/1/18, (FSA)..........       5,440,550
              Puerto Rico Commonwealth,
                General Obligation, Linked
                BPO (c):
 12,800,000   7.00%, 7/1/10, (MBIA).........      15,066,240
  5,000,000   7.00%, 7/1/10, (AMBAC)........       5,885,250
  3,000,000   Puerto Rico Commonwealth,
                General Obligation,
                Refunding
                6.45%, 7/1/17...............       3,223,230
              Puerto Rico Electric Power
                Authority Revenue:
  2,000,000   Series AA
              6.25%, 7/1/10, (MBIA).........       2,218,100
  2,000,000   Series S
              7.00%, 7/1/07, (MBIA).........       2,331,440
              Puerto Rico Industrial,
                Tourist, Educational,
                Medical, Environmental
                Control Facilities:
  1,400,000   Finance Authority
              6.25%, 7/1/24, (MBIA).........       1,488,942
    250,000   Hospital Auxilio Mutuo
                Project, Series A
              5.50%, 7/1/17, (MBIA).........         250,338
  4,000,000   Puerto Rico Municipal Finance
                Agency, Series A
                6.00%, 7/1/11, (FSA)........       4,339,440
              Puerto Rico Public Buildings
                Authority Revenue,
                Government Facilities,
                Series B:
  5,250,000   5.00%, 7/1/16, (MBIA).........       4,983,877
  2,000,000   5.25%, 7/1/21.................       1,883,560

 PRINCIPAL
  AMOUNT                                          VALUE


LONG-TERM INVESTMENTS-- CONTINUED
              PUERTO RICO-- CONTINUED
$ 6,250,000   Puerto Rico Public Buildings
                Authority Revenue,
                Guaranteed Public Education
                and Health Facilities,
                Series M, Step coupon
                (effective yield 5.74%) (b)
                3.75%, 7/1/16...............  $    5,932,875
                                                  53,437,846
TOTAL LONG-TERM INVESTMENTS
  (COST $1,323,071,464).....................   1,381,292,401

SHORT-TERM INVESTMENTS-- 1.3%

              CALIFORNIA-- 0.2%
     30,000   California Health Facilities
                Financing Authority Revenue,
                St. Joseph's Health System,
                Series A
                3.70%, 7/1/13 (a)...........          30,000
  2,600,000   Irvine, California,
                Improvement Board Act of
                1915 Updates, Assessment
                District #89-10 3.75%,
                9/2/15 (a)..................       2,600,000
                                                   2,630,000

              FLORIDA-- 0.1%

    180,000   Dade County, Florida, Health
                Facilities Authority,
                Hospital Revenue, Miami
                Chidren's Hospital Project
                4.15%, 9/1/25, (AMBAC)
                (a).........................         180,000
  1,450,000   Dade County, Florida, Water
                and Sewer Systems Revenue
                4.15%, 10/5/22, (FGIC)
                (a).........................       1,450,003
                                                   1,630,003

              MASSACHUSETTS-- 0.1%

  1,800,000   Massachusetts State Health and
                Educational Facilities
                Authority, Capital Assets
                Program, Series D
                3.90%, 1/1/35, (MBIA) (a)...       1,800,000

PAGE 20
KEYSTONE TAX FREE FUND

SCHEDULE OF INVESTMENTS-- JUNE 30, 1997 (UNAUDITED)
 PRINCIPAL
  AMOUNT                                          VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              MISSISSIPPI-- 0.2%

$ 3,300,000   Jackson County, Mississippi,
                Pollution Control Revenue,
                Chevron U.S.A. Incorporated
                Project
                4.00%, 12/1/16 (a)..........  $    3,300,000

              MISSOURI-- 0.1%
    895,000   Missouri State Health and
                Educational Facilities
                Authority, Christian Health
                Services, Series B
                4.05%, 11/1/19 (a)..........         895,000

              NEW YORK-- 0.3%

              New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue:
    325,000   Series C
              4.15%, 6/15/22, (FGIC) (a)....         325,000
  3,700,000   Series G
              4.05%, 6/15/24, (FGIC) (a)....       3,700,000
                                                   4,025,000

 PRINCIPAL
  AMOUNT                                          VALUE


SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- 0.1%

$ 1,160,000   Sayre, Pennsylvania, Health
                Care Facilities Authority,
                Pennsylvania Capital
                Financing Project, Series K
                4.15%, 12/1/20,
                (AMBAC) (a).................  $    1,160,000

              WYOMING-- 0.2%
  3,500,000   Uinta County, Wyoming,
                Pollution Control Revenue,
                Chevron U. S. A.
                Incorporated Project
                4.00%, 4/1/10 (a)...........       3,500,000


TOTAL SHORT-TERM
  INVESTMENTS--
  (COST $18,940,003).....................              18,940,003
TOTAL INVESTMENTS--
  (COST $1,342,011,467)                    99.2%    1,400,232,404
OTHER ASSETS AND
  LIABILITIES-- NET                         0.8        11,335,402
NET ASSETS                                100.0%   $1,411,567,806


 (a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
 (c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

LEGEND OF PORTFOLIO ABBREVIATIONS:
ACES-- Auction Rate Securities
AMBAC-- American Municipal Bond Assurance Corp.
BPO-- Bond Payment Obligation
ETM-- Escrowed to Maturity
FGIC-- Federal Guaranty Insurance Co.
FHA-- Federal Housing Authority
FSA-- Federal Security Assurance
GNMA-- Government National Mortgage Association
INFLOs-- Inverse Floating Rate Securities
MBIA-- Municipal Bond Investors Assurance Corp.
PARs-- Periodic Auction Reset Securities
RIBs-- Residual Interest Bonds
SAVRs-- Select Auction Variable Rate Securities

FUTURES CONTRACTS-- SHORT POSITIONS


                                                                        INITIAL CONTRACT              UNREALIZED
EXPIRATION        NUMBER OF CONTRACTS                                        AMOUNT                  APPRECIATION

September 1997            195           U.S. Treasury Bond Index            $ 429,000                  $ 197,320

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 1997                         YEAR ENDED DECEMBER 31,
                                                  (UNAUDITED)        1996          1995          1994          1993        1992

NET ASSET VALUE BEGINNING OF PERIOD                     $7.71          $7.86         $7.10         $8.12         $8.04       $8.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.20           0.41          0.41          0.37          0.39        0.46
Net realized and unrealized gain (loss)
  on investments and closed futures contracts           (0.01)         (0.17)         0.74         (0.96)         0.48        0.12
Total from investment operations                         0.19           0.24          1.15         (0.59)         0.87        0.58
LESS DISTRIBUTIONS FROM:
Net investment income                                   (0.20)         (0.39)        (0.39)        (0.37)        (0.39)      (0.46)
In excess of net investment income                          0              0             0         (0.06)        (0.06)      (0.04)
Net realized gain on investments                            0              0             0             0         (0.33)      (0.11)
In excess of net realized gain on investments               0              0             0             0         (0.01)          0
Total distributions                                     (0.20)         (0.39)        (0.39)        (0.43)        (0.79)      (0.61)
NET ASSET VALUE END OF PERIOD                           $7.70          $7.71         $7.86         $7.10         $8.12       $8.04
TOTAL RETURN (B)                                         2.52%          3.15%        16.61%        (7.34%)       11.15%       7.55%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                               0.92%(c)       0.87%         0.95%         1.55%         1.66%       1.38%
  Expenses excluding indirectly paid expenses            0.91%(c)       0.86%         0.94%           --            --          --
  Net investment income                                  5.19%(c)       5.34%         5.41%         4.92%         4.72%       5.71%
PORTFOLIO TURNOVER RATE                                    45%            69%           56%           84%           76%         78%
NET ASSETS END OF PERIOD (THOUSANDS)              $ 1,411,568     $1,557,886    $1,204,468    $1,197,727    $1,548,503  $1,453,199


                                                                                     YEAR ENDED DECEMBER 31,
                                                                     1991        1990(A)         1989         1988        1987

NET ASSET VALUE BEGINNING OF PERIOD                                    $7.90         $8.06         $8.18       $8.09       $8.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                   0.46          0.52          0.57        0.55        0.56
Net realized and unrealized gain (loss)
  on investments and closed futures contracts                           0.36         (0.01)         0.15        0.30       (0.58)
Total from investment operations                                        0.82          0.51          0.72        0.85       (0.02)
LESS DISTRIBUTIONS FROM:
Net investment income                                                  (0.46)        (0.52)        (0.60)      (0.63)      (0.64)
In excess of net investment income                                     (0.07)        (0.03)            0           0           0
Net realized gain on investments                                       (0.12)        (0.12)        (0.24)      (0.13)      (0.10)
In excess of net realized gain on investments                              0             0             0           0           0
Total distributions                                                    (0.65)        (0.67)        (0.84)      (0.76)      (0.74)
NET ASSET VALUE END OF PERIOD                                          $8.07         $7.90         $8.06       $8.18       $8.09
TOTAL RETURN (B)                                                       10.80%         6.66%         9.11%      10.89%      (0.14%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                              1.75%         1.18%         1.23%       1.79%       1.70%
  Expenses excluding indirectly paid expenses                             --            --            --          --          --
  Net investment income                                                 5.78%         6.54%         6.94%       6.74%       6.80%
PORTFOLIO TURNOVER RATE                                                   77%           64%           69%         61%         43%
NET ASSETS END OF PERIOD (THOUSANDS)                              $1,146,185    $1,060,826    $  901,912    $903,132    $894,768

 (a) Calculation based on average shares outstanding.
 (b) Excluding applicable sales charges.
 (c) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 22
KEYSTONE TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at market value
   (identified cost-- $1,342,011,467          $1,400,232,404
 Receivable for investments sold                  40,051,550
 Interest receivable                              24,203,183
 Receivable for Fund shares sold                     484,054
 Receivable for daily variation margin
   on open futures contracts                         118,101
 Other assets                                        166,675
   Total assets                                1,465,255,967
LIABILITIES
 Payable for investments purchased                46,455,680
 Dividends payable                                 3,197,905
 Payable for Fund shares redeemed                  1,598,482
 Due to custodian                                  1,558,378
 Distribution fee payable                            314,118
 Due to related parties                               80,713
 Accrued expenses and other liabilities              482,885
   Total liabilities                              53,688,161
NET ASSETS                                    $1,411,567,806
NET ASSETS REPRESENTED BY
 Paid-in capital                              $1,347,068,254
 Undistributed net investment income               2,255,240
 Accumulated net realized gain on
   investments and closed futures contracts        3,826,055
 Net unrealized appreciation on investments
   and futures contracts                          58,418,257
   Total net assets                           $1,411,567,806
NET ASSET VALUE PER SHARE
 Net asset value of
   $1,411,567,8064183,328,013 outstanding
   shares of beneficial interest              $         7.70

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest                                           $44,403,380
EXPENSES
 Investment management fee          $ 3,071,270
 Distribution Plan expenses           2,489,761
 Transfer agent fees                    694,124
 Custodian fees                         254,748
 Administrative services fees            92,109
 Other administrative services
   fees                                  81,403
 Trustees' fees and expenses             36,813
   Total expenses                     6,720,228
   Less: Expenses paid indirectly       (94,355)
 Net expenses                                         6,625,873
 Net investment income                               37,777,507
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
 Net realized gain on investments
   and closed futures contracts      17,730,140
 Net change in unrealized
   appreciation (depreciation) on
   investments and futures
   contracts                        (20,824,784)
 Net realized and unrealized loss
   on investments and futures
   contracts                                         (3,094,644)
 Net increase in net assets
   resulting from operations                        $34,682,863

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1997        YEAR ENDED
                                                                                      (UNAUDITED)      DECEMBER 31, 1996

OPERATIONS
  Net investment income                                                              $   37,777,507     $    84,167,379
  Net realized gain on investments and closed futures contracts                          17,730,140          15,476,735
  Net change in unrealized appreciation (depreciation) on investments and futures
     contracts                                                                          (20,824,784)        (48,955,108)
     Net increase in net assets resulting from operations                                34,682,863          50,689,006
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                (38,479,774)        (79,617,449)
CAPITAL SHARE TRANSACTIONS
Shares issued in connection with the acquisition of Keystone
  Tax Exempt Trust                                                                                0         658,278,376
Proceeds from shares sold                                                                16,555,496         107,614,922
Payment for shares redeemed                                                            (182,669,241)       (424,558,360)
Net asset value of shares issued in reinvestment of dividends
  and distributions                                                                      23,592,670          41,011,255
  Net increase (decrease) in net assets resulting from capital share transactions      (142,521,075)        382,346,193
     Total increase (decrease) in net assets                                           (146,317,986)        353,417,750
NET ASSETS
  Beginning of period                                                                 1,557,885,792       1,204,468,042
  End of period [including undistributed net investment income as follows:
     1997-- $2,255,240 and 1996-- $2,957,507]                                        $1,411,567,806     $ 1,557,885,792

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 24
KEYSTONE TAX FREE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
Keystone Tax Free Fund (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the investment adviser and manager. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.
  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. DERIVATIVE SECURITIES
The Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities as it is consistent with its investment objectives.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts (and amortization of premiums).

E. FEDERAL INCOME TAXES
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for the Fund is declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

2. CAPITAL SHARE TRANSACTIONS
The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Transactions in shares of the Fund were as follows:

                                  SIX MONTHS ENDED
                                    JUNE 30, 1997
                               SHARES          AMOUNT

Shares sold                    2,159,277    $  16,555,496
Shares issued in
  reinvestment of
  distributions                3,077,289       23,592,670
Shares redeemed              (23,846,155)    (182,669,241)
Net decrease                 (18,609,589)   $(142,521,075)


                                     YEAR ENDED
                                  DECEMBER 31, 1996
                               SHARES          AMOUNT

Shares sold                   14,063,760    $ 107,614,922
Shares issued in
  connection with the
  acquisition of Keystone
  Tax Exempt Trust            84,656,452      658,278,376
Shares issued in
  reinvestment of
  distributions                5,361,695       41,011,255
Shares redeemed              (55,439,349)    (424,558,360)
Net increase                  48,642,558    $ 382,346,193

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended June 30, 1997 were $651,620,791 and $796,554,777, respectively.
  As of December 31, 1996, the Fund had capital loss carryovers for federal income tax purposes of approximately $13,723,000 which expires as follows:
$10,370,000 expiring in 2002 and $3,353,000 expiring in 2003.

4. DISTRIBUTION PLAN
Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Fund has adopted a Distribution Plan as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the Distribution Plan, the Fund pays a distribution fee which may not exceed 1.00% of the Fund's average daily net assets, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.
  During the six months ended June 30, 1997, the Fund received $194,644 in contingent deferred sales charges. Contingent deferred sales charges paid by redeeming shareholders may be paid to EKIS and/or EKD.
  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.

PAGE 26
KEYSTONE TAX FREE FUND

  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS
Keystone serves as the investment advisor and manager to the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. Effective January 1, 1997, BISYS became sub-administrator to the Fund and is paid by Keystone for its services.
  Prior to December 11, 1996, Keystone Management Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment adviser and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.
  In providing or obtaining additional operating services, facilities and supplies to the Fund, KMI had incurred administrative expenses of $935,920 which consisted of $694,124 for transfer agent fees, $160,393 for net custodian fees, $20,500 for audit and legal, $15,695 for printing, $35,039 for registration and $10,169 for insurance and other miscellaneous expenses. KMI has been reimbursed for these expenses by the Fund.
  During the six months ended June 30, 1997, the Fund paid or accrued to EKIS $92,109 for certain accounting services.
  Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT
The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. FUND REORGANIZATION
On February 29, 1996, the Fund acquired the net assets of Keystone Tax Exempt Trust in exchange for shares of the Fund pursuant to a plan of reorganization approved by the shareholders of Keystone Tax Exempt Trust on February 29, 1996. The acquisition was accomplished by a tax-free exchange of shares of the Fund for the net assets of Keystone Tax Exempt Trust. The net assets of Keystone Tax Exempt Trust on that date, including $40,609,975 of unrealized appreciation on investments, were combined with the Fund. The aggregate net assets of the Fund and Keystone Tax Exempt Trust immediately before the acquisition were $1,142,691,716 and $658,278,376, respectively. The net assets of the Fund immediately after the acquisition were $1,800,970,092.

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                      (This Page Left Blank Intentionally)

                                     KEYSTONE
                                FAMILY OF FUNDS
                                       --
                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.
   (Evergreen Keystone Funds Logo appears here)
   P.O. Box 2121
   Boston, Massachusetts 02106-2121

KTFF-R Rev01

                                    KEYSTONE

                                     TAX FREE
                                      FUND

                (Evergreen Keystone Funds(SM) Logo appears here)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

Number                Description

1                     Declaration of Trust (1)
2                     By-Laws (1)
3                     Not applicable
4                     Agreements and Plans of Reorganization (included
                      as Exhibits A-1 and A-2 to the Prospectus
                      contained in Part A to this registration
                      statement)
5                     Declaration of Trust Articles II, III.(6)(c),
                      IV.(3), IV.(8), V, VI, VII, VIII and By-Laws
                      Articles II, III and VIII
6                     Investment Advisory Agreement between Keystone
                      Investment Management Company and the Registrant
                      (1)
7(A)                  Distribution Agreement between Evergreen Keystone
                      Distributor, Inc. and the Registrant (1)
 (B)                  Form of Dealer  Agreement for Class A, Class B and Class C
                      shares used by Evergreen Keystone Distributor, Inc. (1)

8                     Deferred Compensation Plan (1)
9                     Custody Agreement between State Street Bank and

                      Trust Company and Registrant (1)
10(A)                 Rule 12b-1 Distribution Plan (1)
  (B)                 Multiple Class Plan (1)

11                    Opinion and consent of counsel as to the legality
                      of the shares being issued (3)
12                    Tax opinion and consent of counsel    (2)
13                    Not applicable
14                    Consent of KPMG Peat Marwick LLP    (3)
15                    Not applicable
16                    Powers of Attorney    (3)
17(A)                 Forms of Proxy Card (2)

  (B)                 Registrant's Rule 24f-2 Declaration (1)

----------------------
(1) Incorporated by reference to Registrant's registration statement (File Nos. 333-36033/811-08367) (the "Registration Statement") dated October 8, 1997.
(2)      Filed herewith.

(3) Previously filed .


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel or copies of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganizations within a reasonable time after receipt of such opinions or rulings.

                                                  SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 9th day of November, 1997.


                                          EVERGREEN MUNICIPAL TRUST

                                          By:      /s/ John J. Pileggi
                                                   ----------------------
                                                   Name:  John J. Pileggi
                                                   Title: President


         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 9th day of November, 1997.


Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
------------------                                            Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin


/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

12                         Tax Opinion and Consent of Counsel
17(A)                      Forms of Proxy Cards
--------------------